As filed with the Securities and Exchange Commission on December 23, 2013
1933 Act Registration No. 333-122847
1940 Act Registration No. 811-21715

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[ X ]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	32	[ X ]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[ X ]
Amendment No.	34	[ X ]

 (Check appropriate box or boxes)

Neuberger Berman Alternative Funds
 (Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:  (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Alternative Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Name and Address of Agent for Service)

With copies to:

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
immediately upon filing pursuant to paragraph (b)
X	on February 28, 2014 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on ____________ pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on ____________ pursuant to paragraph (a)(2)

If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Class A, Class C and Institutional Class shares of Neuberger Berman Dynamic Real Return Fund and Neuberger Berman Risk Balanced Commodity Strategy Fund.

Neuberger Berman Alternative Funds
CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 32 ON FORM N-1A

This Post-Effective Amendment consists of the following papers and documents.

Cover Sheet

Contents of Post-Effective Amendment No. 32 on Form N-1A

Part A –	Neuberger Berman Dynamic Real Return Fund Prospectus

Neuberger Berman Risk Balanced Commodity Strategy Fund Prospectus

Part B –	Neuberger Berman Dynamic Real Return Fund Statement of Additional Information

Neuberger Berman Risk Balanced Commodity Strategy Statement of Additional Information

Part C –	Other Information

Signature Pages

Exhibit Index

Exhibits

This registration statement does not affect the registration of any series or any class of a series of the Registrant not included herein.

Neuberger Berman Alternative Funds

CLASS A, CLASS C AND INSTITUTIONAL CLASS

Neuberger Berman Dynamic Real Return Fund
Class A — NDRAX
Class C — NDRCX
Institutional Class — NDRIX

Prospectus [                       ]

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Contents
NEUBERGER BERMAN ALTERNATIVE FUNDS
Fund Summary
Neuberger Berman Dynamic Real Return Fund	2
Descriptions of Certain Practices and Security Types	14
Additional Information about Principal Investment Risks	16
Information about Additional Risks	27
Management of the Fund	27
Financial Highlights	29
YOUR INVESTMENT
Choosing a Share Class	30
Maintaining Your Account	31
Share Prices	36
Privileges and Services	37
Sales Charges	37
Sales Charge Reductions and Waivers	38
Distributions and Taxes	40
Grandfathered Investors	42
Buying Shares – Grandfathered Investors	44
Selling Shares – Grandfathered Investors	45
Market Timing Policy	46
Portfolio Holdings Policy	46
Fund Structure	46
Related Performance	46

Fund Summary
Neuberger Berman Dynamic Real Return Fund
Class A Shares (NDRAX), Class C Shares (NDRCX), Institutional Class Shares (NDRIX)

GOAL

The Fund seeks to provide long-term attractive risk-adjusted real returns in stable to rising inflationary environments, with a secondary objective to preserve investor capital.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 38 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page 107 in the Fund’s SAI.

	Class A	Class C	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum initial sales charge on purchases (as a % of offering price)	5.75	None	None
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)1	None	1.00	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	[0.91]	[0.91]	[0.80]
Distribution (12b-1) fees	[0.25]	[1.00]	[None]
Other expenses2	[0.55]	[0.55]	[0.55]
Acquired fund fees and expenses	[0.34]	[0.34]	[0.34]
Total annual operating expenses	[2.05]	[2.80]	[1.69]
Fee waiver and/or expense reimbursement3	[0.68]	[0.68]	[0.68]
Total annual operating expenses after fee waiver and/or expense reimbursement	[1.37]	[2.12]	[1.01]

Expense Example

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years
Class A	$[706]	$[984]
Class C (assuming redemption)	$[315]	$[664]
Class C (assuming no redemption)	$[215]	$[664]
Institutional Class	$[103]	$[322]

1
For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

2	“Other expenses” and “Acquired fund fees and expenses” are based on estimated expenses for the current fiscal year; actual expenses may vary.

2 Dynamic Real Return Fund

3
Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, and extraordinary expenses, if any) of each class are limited to 1.26%, 2.01% and 0.90% of average net assets, respectively. Each of these undertakings lasts until 10/31/2015. These undertakings may not be terminated during their term without the consent of the Board. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.26%, 2.01% and 0.90% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.  In addition, for any assets that the Fund invests in an affiliated Underlying Fund (as defined below), NBM has undertaken to waive a portion of the Fund’s advisory fee equal to the advisory fee it receives from such affiliated Underlying Fund on those assets.  This undertaking lasts until 2/28/2014.  This undertaking may not be terminated during its term without the consent of the Board.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its goal, the Fund currently intends to allocate its assets primarily among the following general asset classes:

●	inflation-linked debt securities issued by domestic and foreign governments or corporate entities;
●	debt securities rated below investment grade (commonly called “junk bonds”), including fixed rate and floating rate senior secured loans, second lien loans and unsecured loans;
●	master limited partnerships (“MLPs”);
●	real estate investment trusts (“REITs”);
●	commodities; and
●	equity securities

Under normal circumstances, the Fund invests mainly in investments that fall into these asset categories, which may include investments in funds in the Neuberger Berman fund family and unaffiliated investment companies, including exchanged-traded funds (“ETFs”, and collectively, “Underlying Funds”), investing in these asset categories. The Fund’s investments may include equity and debt securities issued by domestic and foreign governments and corporate entities, including those in emerging markets. The Fund may also invest in investment grade debt securities, debt securities issued by the U.S. government, including separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program, and distressed securities. The Fund may invest in debt securities of any maturity and does not have a target average duration.

The Fund also may use derivatives, without limitation, and primarily may use four types of derivatives: (i) futures contracts based on debt securities and currencies; (ii) swaps, such as total return, inflation and interest rate swaps; (iii) call and put options on securities and indices including writing (selling) calls against positions in the portfolio (“covered calls”) or writing (selling) puts on securities and indices; and (iv) forward foreign currency contracts. Any of these derivatives may be used in an effort to: adjust the Fund’s sensitivity to inflation; enhance returns; manage or adjust the risk profile of the Fund or the risk of individual positions; or replace more traditional direct investments.

While the Portfolio Managers invest for the long term, they will also seek to take advantage of shorter term opportunities, subject to the investment adviser’s risk management framework.

The Portfolio Managers utilize a three step approach in allocating assets and selecting investments for the Fund.

3 Dynamic Real Return Fund

Asset Class Inclusion

The Portfolio Managers begin by identifying and evaluating asset class correlation with inflation. While high correlation with inflation is desirable, correlations between asset classes, and portfolio level risk and return analysis, are also factors in asset class selection.

Strategic Asset Allocation

Strategic asset allocation seeks to allocate assets so that the predicted contribution from each asset class to the Fund’s overall sensitivity to changes in expected inflation is approximately the same. For example, if the Portfolio Managers believed that MLPs were twice as sensitive to changes in expected inflation as inflation-linked debt securities, the allocation to MLPs would be approximately half of the allocation to inflation-linked debt securities. The Portfolio Managers will oversee, review and adjust this framework periodically.

The Portfolio Managers anticipate rebalancing across asset classes periodically. The Fund is not required to allocate its investments among asset classes in any fixed proportion or to invest in an asset class, nor is it limited by the issuer’s geographic location, size or market capitalization. The Fund may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon the Portfolio Managers’ evaluation of market and economic conditions. The Portfolio Managers may emphasize various sectors of the market at any given time, including, but not limited to, the energy sector and materials sector.

Tactical Asset Allocation

The Portfolio Managers will also employ a tactical overlay intended to adjust the Fund’s sensitivity to expected inflation based on shorter term market views. The tactical overlay uses a variety of proprietary analyses designed to forecast movements in the expected U.S. inflation rate. Based on the output provided by the analyses, the Portfolio Managers will attempt to adjust the Fund’s sensitivity to inflation by either using derivatives or investing in debt securities issued by the U.S. government. For example, if the Portfolio Managers wanted to decrease the sensitivity of the Fund to inflation, it could purchase STRIPs.

* * * * *

To the extent the Portfolio Managers invest in securities and other instruments directly to gain exposure to an asset class, the strategy for each asset class is shown below. When this occurs, the Portfolio Managers may choose to use one or more other portfolio managers employed by the investment adviser to make investment decisions within an asset class; however, the Portfolio Managers also may choose to manage investments directly for an asset class.

4 Dynamic Real Return Fund

Asset Class	Strategy

Inflation-Linked Debt Securities	The Portfolio Managers utilize a research and valuation framework based on a comparison of market expectations to their outlook for real interest rates and rates of inflation.
Below Investment Grade Debt Securities
The Portfolio Managers seek to manage risk through credit analysis, credit diversity and an emphasis primarily on intermediate-term maturities while opportunistically rotating credit quality and sector exposures depending on market conditions.

Floating Rate Loans	The Portfolio Managers utilize analysis of companies and economic and market conditions, while seeking to manage risk through an in-depth credit research process.
MLPs	The Portfolio Managers seek to invest in MLPs that they believe have the ability to create long term value and with a history of increasing income distributions.
REITs
The Portfolio Managers use fundamental analysis as well as economic and market conditions to select REITS and may at times emphasize certain sub-sectors of the real estate business—for example, apartments, retail, hotels, offices, industrial, and health care.

Commodities
The Portfolio Managers use various quantitative models employing strategies designed to capture investment opportunities and determine portfolio weighting in different commodity sectors and markets while seeking to manage risk.

Emerging Market Equity Securities
The Portfolio Managers utilize a bottom-up, research-driven securities selection approach focusing on businesses with a recent history of high returns while factoring economic, legislative and business developments to identify countries and sectors for investment.

Equity Securities	The Portfolio Managers utilize an integrated fundamental and systematic approach with an emphasis on risk management.

Currently, the Portfolio Managers intend to obtain any exposure they believe is appropriate to below investment grade debt securities, floating rate loans, commodities and emerging market equity securities by investing in Underlying Funds with strategies similar to those described in the table above; however, the Portfolio Managers may also choose to invest directly in any of these asset classes at any time rather than investing in an Underlying Fund, except with respect to commodities. For commodities, if the Portfolio Managers want to have exposure to commodities but choose not to invest in an Underlying Fund, they would invest, directly or indirectly, in commodity-linked derivative instruments, which may include futures contracts on individual commodities.

Although the Fund may make investments in commodity-linked derivative instruments directly, the Fund would gain exposure to these investments primarily by investing in a wholly-owned subsidiary of the Fund formed in the Cayman Islands.

The subsidiary would be managed by Neuberger Berman Management LLC and would be able to invest without limitation in commodity-linked derivative instruments. The Fund would not invest more than 25% of the value of its total assets in the subsidiary at the end of any quarter of its taxable year.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on the Portfolio Managers’ success in evaluating the factors that determine the rates and sources of inflation as well as what happens in the equity, fixed income, real estate and commodities markets. The Fund’s use of derivative instruments will result in leverage, which can amplify or alter the risks that are associated with these markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

5 Dynamic Real Return Fund

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including, but not limited to, the Portfolio Managers’ allocation decisions among asset classes and their correlation with inflation, as well as the accuracy of the investment model used. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund.

The Fund is intended primarily to provide long-term attractive risk-adjusted real returns in stable to rising inflationary environments; however, there is no assurance that it will do so. The Fund will not necessarily protect against a loss, and may underperform against the broader equity markets.

Inflationary periods may differ from one another in their effect on the various asset classes the Fund invests in, depending on, among other reasons, the root causes of the inflation, whether it is accompanied by other macroeconomic phenomena, and the nature and extent of any governmental programs to curtail the inflation. If the Portfolio Managers are incorrect in their efforts to forecast or evaluate these factors or optimally allocate assets, Fund performance could be affected negatively.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance, which, unless otherwise noted, include those that may directly or indirectly affect the Fund through its investments in Underlying Funds:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Inflation/Deflation Risk. Although the Fund is intended to provide a measure of protection against inflation, it is possible that it will not do so to the extent intended. The Fund’s investments may be adversely affected to a greater extent than other investments during deflationary periods.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The instruments or industries that constitute a sector may all react in the same way to economic, political or regulatory events. Alternatively, the lack of exposure to one or more sectors may adversely affect performance. Because the Fund is focused on inflation and not broad market performance, it may hold a limited number of securities and may at times be substantially over- and under-weighted in certain economic sectors. As such, the Fund’s performance is likely to be disproportionately affected by the factors influencing those sectors.

If the Fund emphasizes the real estate sector, energy sector, materials sector, or a combination of those sectors, your investment in the Fund will be linked to the performance of one or multiple sectors and the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors or industries.

6 Dynamic Real Return Fund

Risks of Investing in Underlying Funds. The Fund may invest in Underlying Funds, including funds in the Neuberger Berman fund family. The investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests and the allocations among those Underlying Funds. The Fund is exposed to the same principal risks as the Underlying Funds as well as to the Underlying Funds’ expenses in direct proportion to the allocation of its assets to the Underlying Funds, which could result in the duplication of certain fees, including the management and administration fees. Neuberger Berman Management LLC is the investment manager for both the Fund and the funds in the Neuberger Berman fund family and may be deemed to have a conflict of interest in determining the allocation of the Fund to the funds in the Neuberger Berman fund family.

The Fund may invest in an Underlying Fund that invests in a wholly owned subsidiary (“Subsidiary”) and is subject to the following additional risks, in addition to other risks, such as Commodity Risk.  The following risks would also apply to the Fund if it invests in its own wholly owned subsidiary.

Tax Risk. To qualify as a regulated investment company (“RIC”), the Underlying Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. Although qualifying income does not include income derived directly from commodities, including certain commodity-linked derivative instruments, the Internal Revenue Service (“Service”) has issued a large number of private letter rulings (which the Underlying Fund may not cite as precedent) in recent years that income a RIC derives from a wholly owned foreign subsidiary (such as the Subsidiary) that earns income derived from commodities is qualifying income. The Service suspended the issuance of those rulings in July 2011. The Underlying Fund nevertheless has received an opinion of counsel, which is not binding on the Service or the courts, that income the Underlying Fund derives from the Subsidiary should constitute qualifying income.

The tax treatment of income from commodity-related investments and the Underlying Fund’s income from the Subsidiary may be adversely affected by future legislation, Treasury Regulations, and/or guidance issued by the Service that could affect the character, timing, and/or amount of the Underlying Fund’s taxable income or capital gains and distributions it makes. If the Service were to change its ruling position, such that the Underlying Fund’s income from the Subsidiary was not qualifying income, the Underlying Fund could be unable to qualify as a RIC for one or more years. If the Underlying Fund failed to so qualify for any taxable year but was eligible to and did cure the failure, it would incur potentially significant additional federal income tax expense. If, on the other hand, the Underlying Fund failed to so qualify for any taxable year, and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax on its taxable income at corporate rates, with the consequence that its income available for distribution to shareholders would be reduced and all such distributions from earnings and profits would be taxable to them as dividend income. In that event, the Underlying Fund’s Board of Trustees may authorize a significant change in investment strategy or the Underlying Fund’s liquidation.

Subsidiary Risk. By investing in the Subsidiary, the Underlying Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-linked derivative instruments and other investments held by the Subsidiary are similar to those that are permitted to be held by the Underlying Fund, and thus, are subject to the same risks whether or not they are held by the Underlying Fund or the Subsidiary. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act, including, for example, those related to transactions with affiliates. However, the Underlying Fund wholly owns and controls the Subsidiary, and the Underlying Fund and Subsidiary are both managed by Neuberger Berman Management LLC and subadvised by Neuberger Berman Fixed Income LLC, making it unlikely that the Subsidiary will take action contrary to the interests of the Underlying Fund and its shareholders. In addition, in adhering to the Underlying Fund’s investment restrictions and limitations, Neuberger Berman Management LLC will treat the assets of the Subsidiary in the same manner as assets that are held directly by the Underlying Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Underlying Fund and the Subsidiary, respectively, are organized, could result in the

7 Dynamic Real Return Fund

inability of the Underlying Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Underlying Fund and its shareholders.

Regulatory Risk. Governments, agencies, or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, the market value of the security, or the Underlying Fund’s performance. Under recent Commodity Futures Trading Commission (“CFTC”) rule amendments, the Underlying Fund will need to comply with certain disclosure and operational regulations governing commodity pools, which will increase the Underlying Fund’s regulatory compliance costs. To the extent additional regulations are adopted, the Underlying Fund may be compelled to consider significant changes, which could include substantially altering its principal investment strategies or, if deemed necessary, liquidating the Underlying Fund.

In addition, if the Underlying Fund did not qualify for treatment as a RIC, that could cause the Fund to be unable to qualify as a RIC, which would adversely affect the Fund’s shareholders.

Commodity Risk. The Fund’s investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities in commodities. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. To the extent the Fund or an Underlying Fund focuses its investments in a particular commodity in the commodities market, it will be more susceptible to risks associated with the particular commodity. No active trading market may exist for certain commodities investments. Because the Fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of significant fluctuations in the value of the Fund’s shares.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Distressed Securities Risk. In certain periods, there may be little or no liquidity in the markets for distressed securities or other instruments. The prices of such securities may be subject to periods of abrupt and erratic market movements and above-average price volatility and it may be more difficult to value such securities. The Fund may lose a substantial portion or all of its investment in distressed securities or it may be required to accept cash or securities with a value less than the Fund’s original investment.

Restricted Securities Risk. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to the Fund.

Dividend Risk. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time.

Interest Rate Risk. The Fund’s total return and share price will fluctuate in response to changes in interest rates. In general, the value of investments with interest rate risk, such as fixed income securities, will move inversely to movements in interest rates. Generally, the longer the maturity or duration of a fixed income security, the greater the effect a change in interest rates could have on the security’s price. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration. An increase in interest rates can also impact other markets. For example, because many investors buy stocks

8 Dynamic Real Return Fund

and derivatives with borrowed money, an increase in interest rates may cause a decline in those markets. A rate increase can also have a positive impact on other markets if, for example, it is taken by investors as a sign that the economy is improving. Interest rates have been unusually low in recent years. Floating rate securities (including loans) can be less sensitive to interest rate changes.

Prepayment and Extension Risk. The Fund’s performance could be affected if unexpected interest rate trends cause the Fund’s mortgage- or asset-backed securities to be paid off earlier or later than expected, shortening or lengthening their duration. An increase in market interest rates would likely extend the effective duration of mortgage-backed securities, thereby magnifying the effect of the rate increase on the securities’ price. Floating rate securities can be less sensitive to prepayment risk.

Call Risk. When interest rates are low, issuers will often repay the obligation underlying a “callable security” early, in which case the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Credit Risk. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance.

U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market price of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

The Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury under the STRIPS program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. The market prices of STRIPS generally are more volatile than those of U.S. Treasury bills with comparable maturities.

Inflation-Linked Debt Securities Risk. Inflation-indexed debt securities are debt securities that are structured to provide protection against inflation. The value of the debt securities’ principal or the interest income paid on the security is adjusted to track changes in an official inflation measure. Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed debt securities. For securities that do not provide a similar guarantee, the adjusted principal value of the securities repaid at maturity may be less than the original principal value. The value of inflation-linked debt securities is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. In general, the price of an inflation-linked debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-linked debt securities will vary as the principal and/or interest is adjusted for inflation and can be unpredictable. In periods of deflation, the Fund may have no income at all from such investments. The principal value of an investment in the Fund is not protected or otherwise guaranteed by virtue of the Fund’s investments in inflation-linked debt securities.

Sovereign Debt Risk. Sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy, its policy toward international lenders or the failure to put in place economic reforms required by multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Lower-Rated Debt Securities Risk. Lower-rated debt securities, commonly referred to as “junk bonds,” involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. Lower-rated debt securities carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default may fail to resume principal or interest payments, in which case the Fund may

9 Dynamic Real Return Fund

lose its entire investment. Historically, lower-rated debt securities have shown less sensitivity to changes in market interest rates than higher-rated debt securities, which has made them useful as a hedge against inflation. There can be no assurance that such a pattern will repeat itself in the future.

Risks of Interests in Loans. Loans generally are subject to restrictions on transfer, and the Fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than their fair market value. The Fund may find it difficult to establish a fair value for loans held by it. There is a risk that the value of the collateral securing a loan may decline after the Fund invests and that the collateral may not be sufficient to cover the amount owed to the Fund. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second lien secured loans will generally be paid only if the value of the collateral is sufficient to satisfy the borrower’s obligations to the first lien secured lenders and even then, the remaining collateral may not be sufficient to cover the amount owed to the Fund. If the Fund acquires a participation interest in a loan, the Fund may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions.

Foreign and Emerging Market Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt, nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Currency Transaction Risk. Non-U.S. currency forward contracts, options, swaps, or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund. Forward contracts are not guaranteed by an exchange or clearinghouse and a default by the counterparty may result in a loss to the Fund. Governmental authorities may impose credit controls to limit the level of forward trading to the detriment of the Fund. Neither the U.S. Commodities Future Trading Commission nor the U.S. banking authorities regulate forward currency transactions through banks. In respect of such trading, the Fund is subject to the risk of bank failure or the inability of or refusal by a bank to perform with respect to such contracts.

REITs and Other Real Estate Companies Risk. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon management skills and are subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law. REIT and other real estate company securities tend to be small- to mid-cap stocks and are subject to the risks of investing in small- to mid-cap stocks.

Master Limited Partnerships Risk. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest

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rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies. Distributions from an MLP may consist in part of a return of the amount originally invested, which would not be taxable to the extent the distributions do not exceed the investor’s adjusted basis in its MLP interest.

Energy Sector Risk. Investment risks associated with investing in securities of companies in the energy sector, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed in complying with environmental safety regulations, supply and demand of energy fuels, energy conservation efforts, capital expenditures on and the success of exploration and production projects, increased competition and technological advances, and tax and other government regulations.

Materials Sector Risk. Companies in the materials sector could be affected by, among other things, commodity price volatility, exchange rates, government regulation, mandated expenditures for safety and pollution control devices, inflation expectations, resource availability, import controls, increased competition, technical progress, labor relations, and economic cycles.

Asset Allocation Risk. If the Fund favors exposure to an asset class during a period when that asset class underperforms other asset classes, performance may suffer.

Management Risk. Fund performance is dependent upon the success of the Portfolio Managers in implementing the Fund’s investment strategies in pursuit of its objective. To a significant extent, the Fund’s performance will depend on the success of implementing and managing the investment models that seek to allocate the Fund’s assets. Models that have been formulated on the basis of past market data may not be predictive of future price movements or inflation trends. Models may not be reliable if unusual or disruptive events cause market moves the nature or size of which are inconsistent with the historic correlation and volatility structure of the market or patterns in inflation. Models also may have hidden biases or exposure to broad structural or sentiment shifts. In the event that actual events fail to conform to the assumptions underlying such models, losses could be incurred.

Derivatives Risk. Derivatives involve risks different from, or greater than, those associated with more traditional investments. Derivatives can be highly complex, can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Recent legislation calls for new regulation of the derivatives markets and could limit the Fund’s ability to pursue its investment strategies. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Counterparty Risk. The Fund’s investments in derivatives involve, in addition to the risks posed by the markets and individual issuers, the risks associated with the Fund’s exposure to its counterparties. The Fund’s investments in the OTC derivatives market introduce counterparty risk due to the possibility that the dealer providing the derivative or other product will fail to timely perform its payment and other obligations. The Fund’s investments in the futures markets also introduce the risk that its futures commission merchant (“FCM”) could default on an obligation set forth in an agreement between the Fund and the FCM, including the FCM’s obligation to return margin posted in connection with the Fund’s futures contracts.

Leverage Risk. Leverage amplifies changes in the Fund’s net asset value (“NAV”). Derivative instruments that the Fund may use create leverage and can result in losses to the Fund that exceed the amount originally invested. There can be no assurance that the Fund’s use of leverage will be successful. It is currently expected that the Fund’s investment program will have the effect of leveraging the Fund, sometimes by a significant amount.

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Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If the Fund’s Portfolio Managers apply a strategy at an inappropriate time or judge market conditions or trends incorrectly, options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income.

Writing (selling) a call option obligates the Fund to sell the underlying security to a purchaser at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a call option. A call option is “covered” if the Fund simultaneously holds an equivalent position in the security underlying the option.When the Fund writes a covered call option, it assumes the risk that it must sell the underlying security at a price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price.

Writing (selling) a put option obligates the Fund to acquire the underlying security from a purchaser of the option at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a put option.When the Fund writes a put option, it assumes the risk that it must purchase the underlying security at a price that may be higher than the market price of the security.

In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options.

ETF Risk. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. Passively managed ETFs are subject to the risk that they may not replicate the performance of the index tracked by the ETF.

Other Investment Company Risk. Through its investment in ETFs and other investment companies, the Fund is subject to the risks of the investment companies’ investments, as well as to the investment companies’ expenses.

Also, an investor in the Fund may receive taxable gains from portfolio transactions by an investment company, as well as taxable gains from transactions in shares of the investment company by the Fund.

Illiquid Investments Risk. Illiquid investments may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them.

High Portfolio Turnover. The Fund may engage in frequent and active trading and may have a high portfolio turnover rate, which may increase its transaction costs, may adversely affect its performance and/or may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund, and the economy at large. It is uncertain how long these conditions will continue. These market conditions have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the values of many types of securities have been reduced, including, but not limited to, mortgage-backed, asset-backed and corporate debt securities. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation in the markets is widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

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A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year (prior to application of the expense cap) to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the last calendar year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR* [ ] Best quarter: [ ] Worst quarter: [ ]

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/13*
	1 Year	Since Inception (12/19/2012)
Dynamic Real Return Fund
Return Before Taxes	[ ]	[ ]
Return After Taxes on Distributions	[ ]	[ ]
Return After Taxes on Distributions and Sale of Fund Shares	[ ]	[ ]
Barclays 1-10 Year U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)	[ ]	[ ]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*	Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during the period shown.

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman Fixed Income LLC (NBFI) is the Fund’s sub-adviser.

PORTFOLIO MANAGERS

The Fund is managed by Thanos Bardas (Managing Director of NBM and NBFI), Andrew Johnson (Managing Director of NBM and NBFI) and Thomas J. Marthaler, CFA (Managing Director of NBM and NBFI). Messrs. Bardas and Johnson have managed the Fund since its inception in 2012, and Mr. Marthaler has managed the Fund since 2013.

BUYING AND SELLING SHARES

You may purchase, redeem (sell) or exchange shares of the Fund on any day the New York Stock Exchange is open, at the Fund’s net asset value per share next determined after your order is accepted, subject to any applicable sales charge. Shares of the Fund generally are available only through certain investment providers, such as banks, brokerage firms, workplace retirement programs, and financial advisers. Contact any investment provider authorized to sell the Fund’s shares. See “Maintaining Your Account” in the prospectus for eligibility requirements for purchases of Institutional Class shares.

For certain investors, Class A and Class C shares of the Fund are also available directly from NBM by regular, first class mail (Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403), by express delivery, registered mail, or certified mail (Neuberger Berman Funds, c/o State Street Bank and Trust Company, 30 Dan Road, Canton, MA 02021), or by wire, fax, telephone, exchange, or systematic investment or withdrawal (call 800-877-9700 for instructions). See “Maintaining Your Account” and “Grandfathered Investors” in the prospectus for eligibility requirements for direct purchases of Class A and Class C shares and for instructions on directly buying and redeeming (selling) shares.

The minimum initial investment in Class A or Class C shares is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The minimum initial investment in Institutional Class shares is $1 million. This minimum may be waived in certain cases.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes distributions of ordinary income or net capital gain to you. Although those distributions generally are not taxable to a tax-exempt investor, withdrawals from certain retirement plans and accounts generally are subject to federal income tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary, such as a bank, brokerage firm, workplace retirement program, or financial adviser (who may be affiliated with Neuberger Berman), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

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Descriptions of Certain Practices and Security Types

Equity Securities. Equity securities may include common stock, REITs, MLPs, convertible securities (including convertible preferred stock) and preferred stock.

Debt Securities. Debt securities may include securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities; corporate bonds; commercial paper; mortgage-backed securities and other asset-backed securities; and loans. Debt securities may include fixed and floating rate debt securities issued by domestic and foreign governments, corporate entities and trust structures that may or may not pay interest at the time of issuance.

Derivative Instruments. Derivative instruments are generally financial contracts with a value that is derived from an underlying asset, reference rate, index or event. These instruments may relate to commodities, stocks, bonds, credit, interest rates, currencies or currency exchange rates and related indices. Derivative instruments may also contain leverage to magnify the exposure to the underlying investment. Derivatives may be traded on organized exchanges and clearing houses or CCHs, or in private transactions with other parties in the over the counter (“OTC”) market with a single dealer or a prime broker acting as an intermediary with respect to an executing dealer. Derivative instruments may be used for non-hedging and hedging purposes.

Futures. A futures contract is a standardized agreement to buy or sell a set quantity of an underlying asset at a future date, or to make or receive a cash payment based on the value of a securities index, or some other asset, at a stipulated future date. “Margin” with respect to a futures contract is the amount of assets that must be deposited by the Fund with, or for the benefit of, a FCM in order to initiate and maintain the position. If the price of the futures contract changes in an adverse way, the Fund may be required to post additional margin.

Swaps. Swap agreements are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. Swap agreements are typically OTC instruments. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, interest rate swaps and inflation swaps.

Total Return Swaps. Total return swaps (“TRSs”) are contracts in which one party, the total return payer, agrees to make payments during a specified period of the total return of the underlying asset(s), which the parties designate as the underlier of the TRS. The underlier may include securities, baskets of securities, or securities indices. The total return payer makes those payments to the total return receiver in return for receiving a fee for the TRS which is equal to a fixed or floating rate of interest and, typically, a LIBOR-based spread (or the total return from another designated underlying asset(s)). The total return receiver is obligated to pay that fee, plus any spread, in addition to any depreciation on the underlier. The underlying assets may or may not be owned by a party to the TRS.

Interest Rate Swaps. Interest rate swaps involve the exchange by the Fund with another party of interest payments, such as an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. These swaps are effectuated in the OTC market as of the date of this prospectus, however, it is likely that the U.S. Commodity Futures Trading Commission (“CFTC”) will require that many interest rate swaps must be centrally cleared by CCHs. This process would require the Fund to enter into clearing documentation and post initial and maintenance margin. Constant maturity swaps are a variation of the regular interest rate swap. In a constant maturity swap, the floating interest rate is reset periodically according to the fixed maturity market rate of a product with a duration extending beyond that of the swap’s reset period.

Inflation Swaps. Inflation swaps are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap (with some lag on the referenced inflation index), and the other party pays a compounded fixed rate. Inflation swaps can be designated as zero coupon, whereby both sides of the swap compound interest over the life of the swap and then the accrued interest is paid out only at the swap’s maturity.

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Forward Foreign Currency Contracts. Contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price are referred to as “forward contracts.” The Fund may enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates or for investment purposes. While prepaid forwards entail the upfront payment by the purchasing party, most forwards call for payment at some later date. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Fund that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities. The Fund may also purchase and sell forward contracts for non-hedging purposes when it anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in its investment portfolio.

Covered Call Options. Writing (selling) a call option obligates the Fund to sell the underlying security to a purchaser at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a call option. A call option is “covered” if the Fund simultaneously holds an equivalent position in the security underlying the option. The purpose of writing call options is to hedge (that is, to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on the Fund’s NAV) or to earn premium income.

Put Options. Writing (selling) a put option obligates the Fund to acquire the underlying security from a purchaser at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a put option. The purpose of writing put options is to hedge (that is, to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on the Fund’s NAV) or to earn premium income.

Inflation-Linked Debt Securities. Inflation-linked debt securities are debt securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-linked debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

Loans. Loans are a type of debt security that may be made in connection with, among other things, recapitalizations, acquisitions, leveraged buyouts, dividend issuances and refinancings. The loans in which the Fund typically invests are structured and administered by a third party that acts as agent for a group of lenders that make or hold interests in the loan. The Fund may acquire interests in such loans by taking an assignment of all or a portion of a direct interest in a loan previously held by another institution or by acquiring a participation in an interest in a loan that continues to be held by another institution.

Lower-Rated Debt Securities. Lower-rated debt securities typically offer investors higher yields than other fixed income securities. The higher yields are usually justified by the weaker credit profiles of these issuers as compared to investment grade issuers. Lower-rated debt securities include debt obligations of all types issued by U.S. and non-U.S. corporate and governmental entities, including bonds, debentures and notes, loan interests and preferred stocks that have priority over any other class of stock of the entity as to the distribution of assets or the payment of dividends. A lower-rated debt security itself may be convertible into or exchangeable for equity securities, or it may carry with it the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with the security.

Master Limited Partnerships. MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the Securities and Exchange Commission and are freely traded on a securities exchange or in the over-the-counter market. The majority of MLPs operate in oil and gas related businesses including energy processing and distribution. Many MLPs are pass-through entities that generally are taxed at the security holder level and generally are not subject to federal or state income tax at the partnership level. Annual income, gains, losses, deductions or credits of the MLP pass through directly to its security holders. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the MLP.

REITs. A REIT is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests. REITs are not taxed on income and gains distributed to shareholders, provided they comply with certain requirements of the Internal Revenue Code. REITs are generally classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also

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realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

Additional Information about Principal Investment Risks

This section provides additional information about the Fund’s principal investment risks described in the Fund Summary section.

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market values. Changes in the financial condition of a single issuer can impact the market as a whole. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or the competitive environment. Certain unanticipated events, such as natural disasters, can have a dramatic adverse effect on the value of an issuer’s securities.

Inflation/Deflation Risk. Although the Fund is intended to provide a measure of protection against inflation, it is possible that it will not do so to the extent intended. The Fund’s investments may be adversely affected to a greater extent than other investments during deflationary periods.

Market Capitalization Risk (Small-, Mid- and Large-Cap Stocks Risk). To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities, but their returns have sometimes led those of smaller companies, often with lower volatility. The stocks of small- and mid-cap companies may fluctuate more widely in price than the market as a whole, may be difficult to sell when the economy is not robust or during market downturns, and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. In addition, compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, and may have limited product lines, markets or financial resources. There may also be less trading in small- or mid-cap stocks, which means that buy and sell transactions in those stocks could have a larger impact on a stock’s price than is the case with large-cap stocks.

Sector Risk. The Fund’s investing approach may dictate an emphasis on certain sectors, industries, or sub-sectors of the market at any given time. To the extent the Fund invests more heavily in one sector, industry, or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors, industries, or sub-sectors. In addition, the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector, industry, or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The instruments or industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance.

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If the Fund emphasizes the real estate sector, energy sector, materials sector, or a combination of those sectors, your investment in the Fund will be linked to the performance of one or multiple sectors and the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors or industries.

Risks of Investing in Affiliated Underlying Funds. The Fund may invest in Underlying Funds, including funds in the Neuberger Berman fund family. The investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests and the allocations among those Underlying Funds. The Fund is exposed to the same principal risks as the Underlying Funds as well as to the Underlying Funds’ expenses in direct proportion to the allocation of its assets to the Underlying Funds, which could result in the duplication of certain fees, including the management and administration fees. Neuberger Berman Management LLC is the investment manager for both the Fund and the funds in the Neuberger Berman fund family and may be deemed to have a conflict of interest in determining the allocation of the Fund to the funds in the Neuberger Berman fund family.

The Fund may invest in an Underlying Fund that invests in a wholly owned subsidiary (“Subsidiary”) and is subject to the following additional risks, in addition to other risks, such as Commodity Risk. The following risks would also apply to the Fund if it invests in its own wholly owned subsidiary.

Tax Risk. To qualify as a RIC, the Underlying Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. Although qualifying income does not include income derived directly from commodities, including certain commodity-linked derivative instruments, the Service has issued a large number of private letter rulings (which the Underlying Fund may not cite as precedent) in recent years that income a RIC derives from a wholly owned foreign subsidiary (such as the Subsidiary) that earns income derived from commodities is qualifying income. The Service suspended the issuance of those rulings in July 2011. The Underlying Fund nevertheless has received an opinion of counsel, which is not binding on the Service or the courts, that income the Underlying Fund derives from the Subsidiary should constitute qualifying income.

The tax treatment of income from commodity-related investments and the Underlying Fund’s income from the Subsidiary may be adversely affected by future legislation, Treasury Regulations, and/or guidance issued by the Service that could affect the character, timing, and/or amount of the Underlying Fund’s taxable income or capital gains and distributions it makes. If the Service were to change its ruling position, such that the Underlying Fund’s income from the Subsidiary was not qualifying income, the Underlying Fund could be unable to qualify as a RIC for one or more years. If the Underlying Fund failed to so qualify for any taxable year but was eligible to and did cure the failure, it would incur potentially significant additional federal income tax expense. If, on the other hand, the Underlying Fund failed to so qualify for any taxable year, and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax on its taxable income at corporate rates, with the consequence that its income available for distribution to shareholders would be reduced and all such distributions from earnings and profits would be taxable to them as dividend income. In that event, the Underlying Fund’s Board of Trustees may authorize a significant change in investment strategy or the Underlying Fund’s liquidation.

Subsidiary Risk. By investing in the Subsidiary, the Underlying Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-linked derivative instruments and other investments held by the Subsidiary are similar to those that are permitted to be held by the Underlying Fund and, thus, are subject to the same risks whether or not they are held by the Underlying Fund or the Subsidiary. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act, including, for example those related to transactions with affiliates. However, the Underlying Fund wholly owns and controls the Subsidiary, and the Underlying Fund and the Subsidiary are both managed by Neuberger Berman Management LLC and subadvised by NBFI, making it unlikely that the Subsidiary will take action contrary to the interests of the Underlying Fund and its shareholders. The Underlying Fund’s Board of Trustees has oversight responsibility for the investment activities of the Underlying Fund, including its investment in the Subsidiary, and the Underlying Fund’s role as sole shareholder of the Subsidiary. In adhering to the Underlying Fund’s investment restrictions and limitations, NBM will treat the assets of

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the Subsidiary generally in the same manner as assets that are held directly by the Underlying Fund.  Changes in the laws of the United States and/or the Cayman Islands, under which the Underlying Fund and the Subsidiary, respectively, are organized, could result in the inability of the Underlying Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Underlying Fund and its shareholders. For example, the Cayman Islands currently does not impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If this were to change and the Subsidiary was required to pay Cayman Island taxes, the investment returns of the Underlying Fund would likely decrease.

Regulatory Risk. Governments, agencies, or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, the market value of the security, or the Underlying Fund’s performance.

Under recent CFTC rule amendments, the Underlying Fund will need to comply with certain disclosure and operational regulations governing commodity pools, which will increase the Underlying Fund’s regulatory compliance costs. To the extent additional regulations are adopted, the Underlying Fund may be compelled to consider significant changes, which could include substantially altering its principal investment strategies or, if deemed necessary, liquidating the Underlying Fund.

In addition, if the Underlying Fund did not qualify for treatment as a RIC, that could cause the Fund to be unable to qualify as a RIC, which would adversely affect the Fund’s shareholders.

Commodity Risk. The Fund’s investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities in commodities. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The frequency, duration and magnitude of such changes cannot be predicted. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Because the Fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of significant fluctuations in the value of the Fund’s shares.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several sectors and industries simultaneously. Growth stocks also may lack the dividends often associated with value stocks that can cushion their decline in a falling market. While the price of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

Value Stock Risk. Value stocks may remain undervalued during a given period, may not ever realize their full value or may be appropriately priced. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions, or because the stocks’ worth was misgauged.

Distressed Securities Risk. A Fund may invest in distressed securities, including loans, bonds and notes, many of which are not publicly traded and that may involve a substantial degree of risk. Distressed securities include securities of companies that are in financial distress and that may be in or about to enter bankruptcy. In certain periods, there may be little or no liquidity in the markets for these securities or other instruments. In addition, the prices of such securities may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be difficult to obtain financial information

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regarding the financial condition of a borrower or issuer, and its financial condition may be changing rapidly. It may be more difficult to value such securities and the spread between the bid and asked prices of such securities may be greater than normally expected. If the Portfolio Managers’ evaluation of the risks and anticipated outcome of an investment in a distressed security should prove incorrect, a Fund may lose a substantial portion or all of its investment or it may be required to accept cash or securities with a value less than the Fund’s original investment.

Restricted Securities Risk. Restricted securities are subject to legal restrictions on their sale and may not be sold to the public without an effective registration statement. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Difficulty in selling securities may result in a loss or be costly to a Fund.

The SEC has adopted Rule 144A, which is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent restricted securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager may determine that certain securities qualified for trading under Rule 144A are liquid.

Where registration of a security is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time the Fund desires to sell (and therefore decides to seek registration of) the security, and the time the Fund may be permitted to sell the security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it desired to sell. There is a greater risk that restricted securities may not be sold for the price at which a Fund is carrying them.

Dividend Risk. Dividends a Fund receives on common stocks are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the companies in which a Fund invests will declare dividends in the future or that if declared they will remain at current levels or increase over time. A portion of the distributions that a Fund receives may be a return of capital.

Interest Rate Risk. In general, the value of the Fund’s investments with interest rate risk, such as fixed income securities, will move inversely to movements in interest rates. Debt securities have varying levels of sensitivity to changes in interest rates. Generally, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration of the portion of the Fund invested in fixed income securities. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. The link between interest rates and debt security prices tends to be weaker with lower-rated debt securities than with investment grade debt securities. An increase in interest rates can also impact other markets. For example, because many investors buy stocks and derivatives with borrowed money, an increase in interest rates may cause a decline in those markets. A rate increase can also have a positive impact on other markets if, for example, it is taken by investors as a sign that the economy is improving. Interest rates have been unusually low in recent years.  Floating rate securities (including loans) can be less sensitive to interest rate changes.

Prepayment and Extension Risk. Due to a decline in interest rates or an excess in cash flow, borrowers may pay back principal before the scheduled due date. To the extent that the Fund invests in mortgage- or asset-backed securities, the Fund’s performance could be affected if unexpected interest rate trends cause these securities to be paid off earlier or later than expected, shortening or lengthening their duration. When interest rates fall, many mortgages are refinanced, and mortgage-backed securities may be repaid early. As a result, the Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and increase the Fund’s potential for price declines. Floating rate securities can be less sensitive to prepayment risk, because variable interest rates may reset only periodically and may not rise or decline as much as interest rates in general.

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Call Risk. Some debt securities in which the Fund may invest, referred to as “callable securities,” allow the issuer to repay them early. When interest rates are low, issuers will often repay the obligation underlying a “callable security” early. Therefore, to the extent that the Fund holds callable securities and the issuers repay the obligations underlying the securities early, the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Credit Risk. Credit risk is the risk that issuers may fail, or become less able, to make interest and/or principal payments on debt securities when due. Changes in the actual or perceived creditworthiness of an issuer, factors affecting an issuer directly (such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead), factors affecting the industry in which a particular issuer operates (such as competition or technological advances) and changes in general social, economic or political conditions can increase the risk of default by an issuer, which can affect a security’s credit quality or value. Entities providing credit or liquidity support also can be affected by these types of changes. In the wake of the financial crisis, some credit rating agencies have begun applying more stringent criteria, with the result that some securities are being downgraded. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance.   In addition, a rating may become stale in that it fails to reflect changes in an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events.

U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market price of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. These securities carry at least some risk of non-payment.

The Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury under the STRIPS program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. The market prices of STRIPS generally are more volatile than those of U.S. Treasury bills with comparable maturities.

Inflation-Linked Debt Securities Risk. Inflation-linked debt securities are debt securities that are structured to provide protection against inflation. The value of the debt securities’ principal or the interest income paid on the security is adjusted to track changes in an official inflation measure.

Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed debt securities. For securities that do not provide a similar guarantee, the adjusted principal value of the securities repaid at maturity may be less than the original principal value.

The value of inflation-linked debt securities is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. In general, the price of an inflation-linked debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-linked debt securities will vary as the principal and/or interest is adjusted for inflation and can be unpredictable. In periods of deflation, the Fund may have no income at all from such investments.

Any increase in the principal amount of an inflation-linked debt securities will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

The principal value of an investment in the Fund is not protected or otherwise guaranteed by virtue of the Fund’s investments in inflation-linked debt securities.

Sovereign Debt Risk. Sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy, its policy toward international lenders or the failure to put in place economic reforms required by multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process

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for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Sovereign debt risk is increased for emerging market issuers. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Lower-Rated Debt Securities Risk. Lower-rated debt securities, commonly referred to as “junk bonds,” involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. Lower-rated debt securities also may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, and may carry higher transaction costs. Lower-rated debt securities are considered predominantly speculative by the major rating agencies with respect to the issuer’s continuing ability to meet principal and interest payments and carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. Lower-rated debt securities are susceptible to such a default or decline in market value due to real or perceived adverse economic and business developments relating to the issuer, the industry in general, market interest rates and market liquidity. The market value of these securities can be volatile. Ratings of a security may not accurately reflect the actual credit risk associated with such a security. Historically, lower-rated debt securities have shown less sensitivity to changes in market interest rates than higher-rated debt securities, which has made them useful as a hedge against inflation. There can be no assurance that such a pattern will repeat itself in the future.

Risks of Interests in Loans. Loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan interests in secondary markets. As a result, the Fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than what the Fund regards as their fair market value. Market bids may be unavailable for loans from time to time, and the Fund may find it difficult to establish a fair value for loans held by it.

Senior secured loans are secured by collateral and generally are subject to restrictive covenants in favor of the lenders or security holders, including the Fund, that invest in them. In most loan agreements there is no formal requirement to pledge additional collateral. Therefore, there is a risk that the value of the collateral may decline after the Fund invests and that the collateral may not be sufficient to cover the amount owed to the Fund. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second lien secured loans will generally be paid only if the value of the collateral is sufficient to satisfy the borrower’s obligations to the first lien secured lenders and even then, the remaining collateral may not be sufficient to cover the amount owed to the Fund. In addition, if a secured loan is foreclosed, the Fund would likely bear the costs and liabilities associated with owning and disposing of the collateral, including the risk that collateral may be difficult to sell.

If the Fund acquires a participation interest in a loan, the Fund may not be able to control the exercise of any remedies that the lender would have under the loan. In addition, the Fund normally will have to rely on the participating lender to demand and receive payments in respect of the loans, and to pay those amounts on to the Fund; the Fund will be subject to the risk that the lender may be unwilling or unable to do so. In such a case, the Fund would not likely have any rights against the borrower directly. Many banks have been weakened by the recent financial crisis and it may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.

Loan interests may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the strong anti-fraud protections of the federal securities laws.

Loans in which the Fund may invest may be made to finance highly leveraged corporate transactions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, bank loan interests may be unrated, and the Fund’s Portfolio Managers may be required to rely exclusively on their analysis of the borrower in determining whether to acquire, or to continue to hold, a loan.

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Foreign and Emerging Market Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Although foreign securities offer added diversification potential, world markets, or those in a particular region, may all react in similar fashion to important economic or political developments.  Securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to conditions in foreign countries.

Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. For instance, the governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose burdensome taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. These countries may also have less developed legal and accounting systems. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets.

In addition, foreign markets can perform differently than the U.S. market. Over a given period of time, foreign securities may underperform U.S. securities—sometimes for years. The Fund could also underperform if the Fund’s Portfolio Managers invest in countries or regions whose economic performance falls short. To the extent that the Fund invests a portion of its assets in one country, state, region or currency, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so invested. The effect of recent, worldwide economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Some national economies continue to show profound instability, which may in turn affect their international trading partners or other members of their currency bloc.

Investing in foreign securities may also involve a greater risk for excessive trading due to “time-zone arbitrage.” If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign securities and such price is not reflected in the Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

Currency Risk. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although the Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries. The Fund’s Portfolio Managers may determine not to hedge currency risks, even if suitable instruments appear to be available.

Currency Transaction Risks. Non-U.S. currency forward contracts, options, swaps, or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund. Forward contracts are not guaranteed by an exchange or clearinghouse and a default by the forward contract counterparty may result in a loss to the Fund of the value of unrealized profits on the contract. There are no limitations on daily price movements of forward contracts. The imposition of credit controls by governmental authorities might limit the level of such forward trading to less than that which the Portfolio Manager would otherwise recommend, to the possible detriment of the Fund. Neither the CFTC nor the U.S. banking authorities regulate forward currency transactions through banks. It is contemplated that most non-U.S. currency forward contracts will be with banks. In respect of such trading, the Fund is subject to the risk of bank failure or the inability of or refusal by a bank to perform with respect to such contracts. Banks are not required to continue to make markets in currencies. There have been periods during which certain banks have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (the difference between the price at which the bank is prepared to buy and that at which it is prepared to sell).

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REITs and Other Real Estate Companies Risk. To the extent the Fund invests in REITs and other real estate companies, its performance will be affected by the performance of the real estate markets and subject to its risks. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon management skills and are subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain.

Most Equity REITs receive a flow of income from property rentals, which they pay to their shareholders in the form of dividends. In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend.

REIT and other real estate company securities tend to be small- to mid-cap stocks and are subject to the risks of investing in small- to mid-cap stocks. Some of the REIT securities in which the Fund invests may be preferred stock, which receives preference in the payment of dividends.

Master Limited Partnerships Risk. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies. Distributions from an MLP may consist in part of a return of the amount originally invested, which would not be taxable to the extent the distributions do not exceed the investor’s adjusted basis in its MLP interest.

The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Although unitholders of an MLP are generally limited in their liability, similar to a corporation’s shareholders, creditors typically have the right to seek the return of distributions made to unitholders if the liability in question arose before the distributions were paid. This liability may stay attached to a unitholder even after it sells its units.

Energy Sector Risk. Investment risks associated with investing in securities of companies in the energy sector, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed in complying with environmental safety regulations, supply and demand of energy fuels, energy conservation efforts, capital expenditures on and the success of exploration and production projects, increased competition and technological advances, and tax and other government regulations. In addition, companies in the energy sector are at risk of civil liability from accidents resulting in pollution or other environmental damage claims and risk of loss from terrorism and natural disasters.

Materials Sector Risk. Companies in the materials sector could be affected by, among other things, commodity price volatility, exchange rates, government regulation, mandated expenditures for safety and pollution control devices, inflation expectations, resource availability, import controls, increased competition, technical progress, labor relations, and economic cycles. Also, companies in the materials sector are at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Asset Allocation Risk. The asset classes in which the Fund seeks investment exposure can perform differently from each other at any given time (as well as over the long term), so the Fund will be affected by its allocation among equity and debt securities

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and currencies. If the Fund favors exposure to an asset class during a period when that asset class underperforms other asset classes, performance may suffer.

Management Risk. Fund performance is dependent upon the success of the Portfolio Managers in implementing the Fund’s investment strategy in pursuit of its objective. To a significant extent the Portfolio Managers success will be dependent upon their implementation and management of their investment models. Fund performance will also be affected by the fundamental analysis and inputs regarding prospective investments. The success of the Fund’s investment strategies is dependent on the proprietary mathematical models used by the Portfolio Managers in attempting to exploit short-term and long-term relationships among securities and derivative prices and inflation. The Portfolio Managers may employ models that turn out not to be well-suited to prevailing market conditions. Models that have been formulated on the basis of past market data may not be predictive of future price movements or inflation trends. Models may not be reliable if unusual or disruptive events specific to particular corporations, or major events external to the operation of markets, cause market moves the nature or size of which are inconsistent with the historic correlation and volatility structure of the market or pattern in inflation. Models also may have hidden biases or exposure to broad structural or sentiment shifts. In the event that actual events fail to conform to the assumptions underlying such models, losses could be incurred.

Derivatives Risk. A derivative is a financial contract whose value depends on, or is derived from, changes in the value of one or more underlying assets, reference rates, indexes or events. The Fund’s use of derivatives – such as futures, forward foreign currency contracts, and swaps – involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by the Fund. The Fund’s use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. Derivatives can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Fund’s expectations may produce significant losses to the Fund. The Fund’s use of derivatives may increase the amount and affect the timing and character of taxable distributions payable to shareholders. Also, suitable derivative transactions may not be available in all circumstances. There can be no assurance that the Fund will engage in derivative transactions to reduce exposure to other risks when that might be beneficial.

The Fund may be required to enter into derivatives via exchanges and CCHs. Because the Fund is not a member of a CCH, if the Fund is required by the Securities and Exchange Commission (“SEC”) or the CFTC to centrally clear a derivative, the Fund would need to enter into clearing documentation with a member of a CCH, a process that would introduce counterparty risk to the Fund, which is described in greater detail below. While unlikely, the Fund would also be exposed to the risk that a CCH could experience financial difficulty that would result in losses to the Fund in the event that the prudential measures taken by the CCH are insufficient.

The Fund will likely be required to segregate assets to cover its obligations relating to its purchase of derivative instruments in a manner that satisfies contractual undertakings and regulatory requirements with respect to the derivatives. The Fund will set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligation (i.e., the Fund’s daily net liability) under futures contracts or forward contracts that are contractually required to cash settle. For futures contracts or forward contracts that are not contractually required to cash settle, the Fund must set aside liquid assets equal to such contracts’ full notional value (generally, the total numerical value of the asset underlying a future or forward contract at the time of valuation) while the positions are open. By setting aside assets equal to only its net obligations under cash-settled futures and forward contracts, the Fund may use derivatives to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts, which may create an effect on the Fund similar to leverage.

Futures. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold. This could be the case if, for example, a futures price has increased or decreased by the maximum allowable daily limit and there is no buyer willing to purchase the futures contract that the Fund needs to sell (or sell the futures contract that the Fund needs to buy).

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Total Return Swaps. TRSs may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. TRSs may effectively add leverage to the Fund’s portfolio because, in addition to its net assets, the Fund would be subject to investment exposure on the notional amount of the swap. If the Fund is the total return receiver in a TRS, then the credit risk for an underlying asset is transferred to the Fund in exchange  for its receipt of the return (appreciation) on that asset. If the Fund is the total return payer, it is hedging the downside risk of an underlying asset but it is obligated to pay the amount of any appreciation on that asset.

Interest Rate Swaps. The Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty to pay a floating rate multiplied by the same notional amount. If long-term interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction.

Inflation Swaps. Inflation swaps may be used to protect the net asset value of a Fund against an unexpected change in the rate of inflation measured by an inflation index. The value of inflation swaps are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation.

Forward Foreign Currency Contracts. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Portfolio Manager’s expectations may produce significant losses to the Fund. At maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract obligating it to purchase, on the same maturity date, the same amount of foreign currency.

Options. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. While the Fund’s use of these instruments may reduce certain risks associated with owning its portfolio securities, these instruments themselves involve certain other risks. If the Fund’s Portfolio Managers apply a strategy at an inappropriate time or judge market conditions or trends incorrectly, options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income.

When the Fund writes a covered call option, it assumes the risk that it must sell the underlying security at a price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price. If a call option that the Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying security. If a call option that the Fund has written expires unexercised, the Fund will experience a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period.

When the Fund writes a put option, it assumes the risk that it must purchase the underlying security at a price that may be higher than the market price of the security. If the price of the underlying security declines, the Fund would expect to suffer a loss. However, the premium the Fund received for writing the put should offset a portion of the decline.

In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options.

Counterparty Risk. There are two separate categories of counterparty risk that arise out of the Fund’s investments in derivatives. The first relates to the risk that its swap or foreign exchange forward counterparties default, and the second category relates to the risk that a FCM would default on an obligation set forth in an agreement between the Fund and the FCM. As for the first category of risk, entering into derivatives in the OTC market introduces counterparty risk, which is the risk that (a) the dealer providing the derivative or other product will fail to timely perform its payment and other obligations, completely breach its performance obligations or experience financial difficulties, which may include filing for bankruptcy; and (b) the dealer will dispose of Fund collateral that the Fund

25

posted to secure its OTC positions with the defaulting swaps dealer. Therefore, to the extent that the Fund engages in trading in OTC markets, the Fund could be exposed to greater risk of loss through default than if it confined its trading to regulated exchanges. The second category of risk exists at and from the time that the Fund enters into a contractual arrangement with its FCM to bring about the settlement and clearing of futures contracts. The FCM may hold margin posted in connection with those contracts and that margin may be rehypothecated (or re-pledged) by the FCM and lost or its return delayed due to a default by the FCM or other customer of the FCM. The FCM may itself file for bankruptcy, which would either delay the return of, or jeopardize altogether the assets posted by the FCM as margin in response to margin calls relating to futures positions.

Recent Changes in the Law Governing Derivatives. Recent legislation requires the SEC and the CFTC to establish new rules governing the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In addition to other changes, these rules are expected to provide for central clearing of some derivatives that in the past were exclusively traded OTC, and may increase costs and margin requirements but are expected to reduce certain counterparty risks.

Leverage Risk. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. Leverage amplifies changes in the Fund’s NAV. The Fund’s use of derivative instruments, short positions and securities lending creates leverage and can result in losses to the Fund that exceed the amount originally invested. There is no specified limit on the amount that the Fund’s investment exposure can exceed its net assets. It is currently expected that the Fund’s investment program will have the effect of leveraging the Fund, sometimes by a significant amount.

ETF Risk. An ETF, which is an investment company, may trade in the secondary market at prices below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not fully replicate the performance of its benchmark index because of, for example, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. A passively managed ETF may not be permitted to sell poorly performing stocks that are included in its index.

Other Investment Company Risk. To the extent the Fund invests in ETFs or other investment companies, its performance will be affected by the performance of those other investment companies. Through its investment in other investment companies, the Fund is subject to the risks of the investment companies’ investments, as well as to the investment companies’ expenses. Also, an investor in the Fund may receive taxable gains from portfolio transactions by an investment company, as well as taxable gains from transactions in shares of the investment company by the Fund.

Illiquid Investments Risk. Illiquid investments may be more difficult to purchase or sell at an advantageous price or time. Judgment plays a greater role in pricing these investments than it does in pricing investments having more active markets, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them.

High Portfolio Turnover. The Fund may engage in frequent and active trading and may have a high portfolio turnover rate, which may increase its transaction costs, may adversely affect its performance and/or may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.  With a high portfolio turnover rate, it is possible that the Fund may distribute sizable capital gain distributions to shareholders, regardless of the Fund’s performance.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund, and the economy at large. Both domestic and international equity and fixed income markets have been experiencing heightened volatility and turmoil, and issuers that have exposure to the real estate, mortgage and credit markets, and the sovereign debt of certain nations or their political subdivisions have been particularly affected. The values of some sovereign debt and of securities of issuers that hold that sovereign debt have fallen. It is uncertain how long these conditions will continue. These market conditions have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default.

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These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the values of many types of securities have been reduced, including, but not limited to, mortgage-backed, asset-backed and corporate debt securities. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yield to decline.

The reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. These events and the potential for continuing market turbulence may have an adverse effect on the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The U.S. federal government and certain foreign central banks have acted to calm credit markets and increase confidence in the U.S. and world economies. The ultimate effect of these efforts is only beginning to reveal itself. Changes in government policies may exacerbate the market’s difficulties and withdrawal of this support, or other policy changes by governments or central banks, could negatively affect the value and liquidity of certain securities.

Because the situation in the markets is widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations. In particular, the impact of U.S. financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Changes in market conditions will not have the same impact on all types of securities.

Information about Additional Risks

The Fund may engage in certain practices and invest in certain securities in addition to those described as its “principal investment strategies” in its Fund Summary section. For example, to the extent that the Fund engages in borrowing or securities lending, it will be subject to the additional risks associated with these practices.

Borrowing or securities lending could create investment leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

When the Fund anticipates adverse market, economic, political or other conditions, or receives large cash inflows, it may temporarily depart from its goal and use a different investment strategy (including leaving a significant portion of its assets uninvested) for defensive purposes. Doing so could help the Fund avoid losses, but may mean lost opportunities. In addition, different factors could affect the Fund’s performance and the Fund may not achieve its goal.

Management of the Fund

Investment Manager

Neuberger Berman Management LLC (the “Manager” or “NBM”) located at 605 Third Avenue, 2nd Floor, New York, NY 10158, is the Fund’s investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman Fixed Income LLC (“NBFI”) located at 190 LaSalle Street, 24th Floor, Chicago, IL 60603, as sub-adviser to choose the Fund’s investments and handle its day-to-day investment business. As investment manager, the Manager is responsible for overseeing the activities of NBFI. Together, the Neuberger Berman affiliates manage approximately $203 billion in total assets (as of 9/30/2012) and continue an asset management history that began in 1939.

The Fund will pay the Manager fees at the annual rate of 0.650% of the first $250 million, 0.625% of the next $250 million, 0.600% of the next $250 million, 0.575% of the next $250 million, 0.550% of the next $500 million, 0.525% of the next $2.5

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billion, and 0.500% in excess of $4 billion of the Fund’s average daily net assets for investment management services. Each of Class A, Class C and Institutional Class of the Fund pays the Manager fees at the annual rate of 0.26%, 0.26% and 0.15%, respectively, of the Fund’s average daily net assets allocable to the class for administrative services provided to the class. A discussion regarding the basis for the approval of the Fund’s investment advisory and sub-advisory agreements by the Board of Trustees will be available in the Fund’s initial shareholder report.

The Manager has obtained “manager of managers” exemptive relief from the SEC that permits the Manager, subject to the approval of the Board of Trustees, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement with an unaffiliated subadviser for the Fund without first obtaining shareholder approval. The exemptive order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to such subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Under this order, the Manager has ultimate responsibility (subject to oversight by the Board) to oversee the subadvisers and recommend their hiring, termination, and replacement. It is not expected that the Manager would normally recommend replacement of an affiliated subadviser as part of its oversight responsibilities. The Fund will notify shareholders of any change in the identity of a subadviser or the addition of a subadviser to the Fund.

Portfolio Managers

Please see the Statement of Additional Information for additional information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager, and each Portfolio Manager’s ownership of Fund shares.

Thanos Bardas is a Managing Director of NBM and NBFI. He joined the firm in 1998 and has been a Portfolio Manager of the Fund since 2012. Mr. Bardas is responsible for portfolio management and quantitative strategies within the firm’s Institutional Asset Management division. In addition, he is a member of the Portfolio Strategy Committee and serves on specialty investment grade teams.

Andrew A. Johnson is a Managing Director of NBM and NBFI. He joined the predecessor to NBFI (Lincoln Capital Management Company) in 1989. He has been a Portfolio Manager of the Fund since 2012. Mr. Johnson is the Head of Investment Grade Fixed Income and the Chief Investment Officer for Investment Grade Strategies with responsibility for the overall direction of the investment process and research. Mr. Johnson is a member of the Investment team setting overall portfolio strategy and serves on specialty investment grade teams, heading the Structured Products team.

Thomas J. Marthaler, CFA, is a Managing Director of NBM and NBFI. He joined the firm in 2006 and has been a Portfolio Manager of the Fund since 2013. Mr. Marthaler manages the firm's investment grade fixed income product specialists.

About the Fund’s Potential Wholly Owned Subsidiary

The Fund’s potential wholly owned subsidiary would be an exempted company incorporated under the laws of the Cayman Islands.  Its sole member, the Fund, would have limited liability, approximately comparable to that provided to shareholders of U.S. based corporations. The Fund would invest in the subsidiary in order to gain exposure to the commodities markets within the limitations of the Internal Revenue Code of 1986, as amended, applicable to “regulated investment companies” only if the Portfolio Managers choose not to invest in an Underlying Fund to gain exposure to the commodities markets.  The Fund may not have more than 25% of the value of its total assets invested in the subsidiary at the end of every quarter of its taxable year, exclusive of holdings that result from changes in the relative values of portfolio positions.

The subsidiary would be overseen by its own board of directors. However, the Fund’s Board of Trustees would maintain oversight of investment activities of the subsidiary generally as if the subsidiary’s investments were held directly by the Fund. The Manager would be responsible for the subsidiary’s day-to-day business pursuant to a separate investment advisory agreement between the subsidiary and the Manager, and NBFI would select the subsidiary’s investments pursuant to a sub-advisory agreement with the Manager. Under these agreements, the Manager and NBFI would provide the subsidiary with the same type of management and subadvisory services, under the same terms, as are provided to the Fund.

In managing the subsidiary’s investment portfolio, and in adhering to the Fund’s compliance policies and procedures and investment policies and restrictions, the Manager would treat the assets of the subsidiary in the same manner as assets that are held directly by the Fund.
The subsidiary would pay the Manager for the investment advisory services it receives. The subsidiary would also bear other fees and expenses it incurs in connection with its operations, such as those for services it receives from third party service providers.

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Please refer to the SAI for additional information about the potential organization and management of the subsidiary.

Financial Highlights

When this prospectus was prepared, the Fund had not yet commenced operations and had no financial highlights to report.

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Your Investment

Shares of the Fund generally are available only through investment providers. For Grandfathered Investors (as defined below), Class A and Class C shares of the Fund are also available directly from Neuberger Berman Management LLC. See “Maintaining Your Account” and “Grandfathered Investors”.

Choosing a Share Class

The Fund offers different classes of shares through this prospectus. Each share class is available through various investment programs or accounts, including certain types of retirement plans and accounts (see limitations below). The services or share classes available to you may vary depending upon how you wish to purchase shares of the Fund.

Each share class represents investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. When you purchase shares of the Fund, you should choose a share class. If none is chosen, your investment will be made in Class A shares.

Factors you should consider in choosing a class of shares include:

■ how long you expect to own the shares

■ how much you intend to invest

■ total expenses associated with owning shares of each class

■ whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option than Class C shares over time, particularly if you qualify for a sales charge reduction or waiver)

■ whether you plan to take any distributions in the near future

■ availability of (and eligibility for) share classes.

Each investor’s financial considerations are different. You should speak with your investment provider to help you decide which share class is best for you.

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Summary of Primary Differences Among Share Classes

Class A Shares
Initial sales charge	Up to 5.75% (reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more)
Contingent deferred sales charge	None (except that a charge of 1.00% applies to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge)
12b-1 fees	0.25% annually
Dividends	Generally higher than Class C due to lower annual expenses and lower than Institutional Class due to higher annual expenses
Purchase maximum	None
Conversion	None

Class C Shares
Initial sales charge	None
Contingent deferred sales charge	1.00% if shares are sold within one year after purchase
12b-1 fees	1.00% annually
Dividends	Generally lower than Class A and Institutional Class due to higher annual expenses
Purchase maximum	See the discussion regarding purchase minimums and maximums in “Maintaining Your Account”
Conversion	None

Institutional Class Shares
Initial sales charge	None
Contingent deferred sales charge	None
12b-1 fees	None
Dividends	Generally higher than Class A and Class C due to lower annual expenses
Purchase maximum	None
Conversion	None

Maintaining Your Account

Purchase of Class A and Class C shares — To open an account and purchase Class A and Class C shares of the Fund, contact any investment provider authorized to sell the Fund’s shares. See “Investment Providers” if you are buying shares through an investment provider.

For Grandfathered Investors (as defined below), instructions for buying shares directly from Neuberger Berman Management LLC are under “Buying Shares.”

Purchase of Institutional Class shares — To open an account and purchase Institutional Class shares of the Fund, contact any investment provider authorized to sell the Fund’s shares. See “Investment Providers”.

Institutional Class shares are available for purchase (i) primarily through omnibus accounts (either at the plan level or at the level of the investment provider) by 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, (ii) through omnibus accounts by banks, broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into an agreement with Neuberger Berman Management LLC or an affiliate, purchasing shares on behalf of clients participating in fixed or asset-based fee programs, (iii) by institutional investors, if approved by Neuberger Berman Management LLC, or (iv) by accounts or funds managed by Neuberger Berman Management LLC or an affiliate (including the funds in the Neuberger Berman family of funds).

When you buy shares — Investment checks must be drawn on a U.S. bank.

When you buy shares, you will receive the next share price to be calculated after your order has been accepted. Purchase orders are deemed “accepted” when the Fund’s transfer agent has received payment for the shares. In the case of certain institutional

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investors, Neuberger Berman Management LLC will process purchase orders when received on the basis of a pre-existing arrangement to make payment by the following morning. In addition, if you have established a systematic investment program (SIP) with the Fund, your order is deemed accepted on the date you pre-selected on your SIP application for the systematic investments to occur.

If you use an investment provider, you should check with that provider to find out by what time your purchase order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that the Fund’s share price could change on days when you are unable to buy shares.

Whenever you make an initial investment in the Fund or add to your existing account (except with an automatic investment), you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through an investment provider should contact their investment provider for information regarding transaction statements.

Purchase minimums — The minimum initial investment in Class A or Class C shares is $1,000. Additional investments in Class A or Class C shares can be as little as $100. The minimum initial investment in Institutional Class shares is $1 million. These minimums may be waived in certain cases. See the Statement of Additional Information for more information.

Purchase maximums — For Class C shares, a purchase transaction may not (1) be $1 million or above or (2) increase an investor’s aggregate holdings in Class C shares to $1 million or above.

In addition, if you have significant holdings in the fund family, you may not be eligible to invest in Class C shares. Specifically, you may not purchase Class C shares if you are eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See “Sales Charges” and the Statement of Additional Information for more information regarding sales charge discounts.

When you sell shares — To sell shares you bought through an investment provider, contact your investment provider. See “Investment Providers” if you are selling shares through an investment provider. For Grandfathered Investors, instructions for selling shares are under “Selling Shares.”

When you sell shares, you will receive the next share price to be calculated after your order has been accepted, minus any applicable contingent deferred sales charge. Redemption orders are deemed “accepted” when the Fund’s transfer agent has received your order to sell.

If you use an investment provider, you should check with that provider to find out by what time your redemption order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that the Fund’s share price could change on days when you are unable to sell shares.

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see “Medallion Signature Guarantees”).

When selling Class A or Class C shares in an account that you do not intend to close, remember to leave at least $1,000 worth of shares in the account. When selling Institutional Class shares in an account that you do not intend to close, remember to leave at least $1 million worth of shares in the account. Otherwise, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and redeem the proceeds.

The Fund reserves the right to pay in kind for redemptions. The Fund does not redeem in kind under normal circumstances, but would do so when the Board of Trustees has determined that it is in the best interests of the Fund’s shareholders as a whole. Institutional Class shareholders are urged to call 800-366-6264 before effecting any large redemption.

Class A and Class C only — If you notify your investment provider, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the Fund or another fund in the fund family provided the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, reinvestment can be made without a sales charge if the new receiving account has the same registration as the closed account. Proceeds from a redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or Class C shares will be credited to

32

your account. Proceeds will be reinvested at the next calculated net asset value after your request is accepted. Redemption proceeds from a systematic withdrawal plan are not eligible for reinvestment without a sales charge. This paragraph does not apply to rollover investments as described under “Rollovers from retirement plans to IRAs.”

Uncashed checks — We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. Checks will not be forwarded if the address of record is incorrect. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

When you exchange Class A and Class C shares — Generally, you can move an investment from one fund to a comparable class of another fund in the fund family (or to an eligible money market fund outside the fund family) through an exchange of shares or by electing to use your cash distributions from one fund to purchase shares of the other fund, both without a sales charge. Exchanges from eligible money market funds outside the fund family will be subject to applicable sales charges on the fund being purchased, unless the eligible money market fund shares were acquired through an exchange from a fund in the fund family having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gains from a fund in the fund family having a sales charge. Currently, most, but not all, funds in the fund family offer Class A and Class C shares.

When you exchange Institutional Class shares — Generally, you can move an investment from one fund to a comparable class of another fund in the fund family (or to an eligible money market fund outside the fund family) through an exchange of shares or by electing to use your cash distributions from one fund to purchase shares of the other fund.

When you exchange shares — There are three things to remember when making an exchange:

■ both accounts must have the same registration

■ you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved

■ because an exchange is treated as a sale of the exchanged shares for tax purposes, consider any tax consequences before placing your order.

The exchange privilege can be withdrawn from any investor that we believe is trying to “time the market” or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders. Contact your investment provider to see if it allows you to take advantage of the fund exchange program and for its policies to effect an exchange.

Grandfathered Investors generally are also eligible to take advantage of the exchange privilege assuming that they meet the requirements set forth above.

Placing orders by telephone — If you use an investment provider, contact your investment provider for its policies regarding telephone orders.

Grandfathered Investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as the Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery.

Proceeds from the sale of shares — For Class A and Class C shares, the proceeds from the shares you sell are generally sent out within three business days after your order is executed, and nearly always within seven days. For Institutional Class shares, the proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven days. When you sell shares through your investment provider, contact your provider to find out when proceeds will be sent to you. There are two cases in which proceeds may be delayed beyond this time:

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■ in unusual circumstances where the law allows additional time if needed

■ if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Fund does not issue certificates for shares.

Other policies — Under certain circumstances, the Fund reserves the right to:

■ suspend the offering of shares

■ reject any exchange or purchase order

■ suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

■ change, suspend, or revoke the exchange privilege

■ suspend the telephone order privilege

■ satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders

■ suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when trading on the New York Stock Exchange (“Exchange”) is restricted, or as otherwise permitted by the Securities and Exchange Commission (“SEC”)

■ suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange or the bond market is closed

■ suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange, the Federal Reserve or the bond market closes early (e.g., on the eve of a major holiday or because of a local emergency, such as a blizzard)

■ change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

■ remain open and process orders to purchase or sell Fund shares when the Exchange is closed.

Medallion Signature Guarantees

You may need a Medallion signature guarantee when you sell shares directly or through an investment provider. A Medallion signature guarantee is a guarantee that your signature is authentic.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account or to the instructions for distribution of proceeds. We reserve the right to require a Medallion signature guarantee on any transaction at our discretion.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

A notarized signature from a notary public is not a Medallion signature guarantee.

Investment Providers

The shares available in this prospectus can be purchased through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The minimum aggregate size for each investment provider’s account with the Fund is $1 million for Institutional Class shares. This minimum does not apply to your individual account; however, your

34

investment provider may establish a minimum size for individual accounts. Neuberger Berman Management LLC can waive this $1 million minimum for investment providers in appropriate cases.

The fees and policies outlined in this prospectus are set by the Fund and by Neuberger Berman Management LLC. However, if you use an investment provider, most of the information you will need for managing your investment will come from that provider. This includes information on how to buy and sell shares, investor services, and additional policies.

If you use an investment provider, contact that provider to buy or sell shares of the Fund described in this prospectus.

Most investment providers allow you to take advantage of the fund exchange program, which is designed for moving an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares. Currently, most, but not all, funds in the fund family offer Class A and Class C shares.

In exchange for the services it offers, your investment provider may charge fees that are in addition to those described in this prospectus.

Additional Payments to Investment Providers

Neuberger Berman Management LLC and/or its affiliates pay additional compensation, out of their own resources and not as an expense of the Fund, to certain investment providers or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Fund shares. If your investment provider receives such payments, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Fund to you. If you have purchased shares of the Fund through an investment provider, please speak with your investment provider to learn more about any payments it receives from Neuberger Berman Management LLC and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments by Neuberger Berman Management LLC or its affiliates will not change the net asset value or the price of the Fund’s shares. For more information, please see the Fund’s Statement of Additional Information.

Distribution and Shareholder Servicing Fees

The Fund has adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, Class A and Class C pay the Fund’s distributor, Neuberger Berman Management LLC, at an annual rate of 0.25% and 1.00%, respectively, of their average net assets to compensate financial intermediaries for providing distribution related services to the Fund and/or administrative or shareholder services to Fund shareholders. Neuberger Berman Management LLC may also retain part of this fee as compensation for providing these services. These fees increase the cost of investment. Because these fees are paid out of the Fund’s assets on an on-going basis, over the long term, they could result in higher overall costs than other types of sales charges.

Information Required From New Accounts

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your investment provider acting on our behalf) will require your name, address, date of birth, and social security number or other identifying number. We may

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also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

Retirement Plans and Accounts

If you use an investment provider, contact that provider for information on retirement plans or accounts it may make available for investment in Fund shares.

Rollovers from Retirement Plans to IRAs

Assets from a retirement plan may be invested in Class A or Class C shares through an individual retirement account (“IRA”) rollover. Assets from a retirement plan invested in Class A shares through an IRA rollover will be subject to applicable sales charges and the terms and conditions generally applicable to Class A share investments described in this prospectus and in the Statement of Additional Information.

Internet Access

If you use an investment provider, contact that provider about the services and information it provides on the Internet.

Share Prices

Because Class A shares of the Fund have an initial sales charge, the price you pay for each Class A share is the offering price, which is the Fund’s net asset value per share plus any applicable sales charge. The initial sales charge for Class A shares of the Fund may be eliminated in certain circumstances. Because Class C shares of the Fund do not have an initial sales charge, the price you pay for each Class C share of the Fund is the Fund’s net asset value per share. Unless a contingent deferred sales charge is applied, the Fund pays you the full share price when you sell Class A or Class C shares (see “Sales Charges” for more information).

Because Institutional Class shares of the Fund do not have a sales charge, the price you pay for each Institutional Class share of the Fund is the Fund’s net asset value per share. Similarly, because there are no fees for selling Institutional Class shares, the Fund pays you the full share price when you sell Institutional Class shares.

If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.

The Fund is open for business every day the Exchange is open. The Exchange is generally closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. The Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com.

The Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see “Maintaining Your Account” for information on placing orders). If you use an investment provider, you should check with that provider to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that the Fund’s share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

Share Price Calculations

The net asset value per share of each class of the Fund is the total value of Fund assets attributable to shares of that class minus the liabilities attributable to that class, divided by the total number of shares outstanding for that class. Because the value of the Fund’s portfolio securities changes every business day, its share price usually changes as well.

Equity securities (including securities issued by ETFs) held by the Fund generally are valued by one or more

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independent pricing services approved by the Board of Trustees at the last reported sale price or official closing price or, if there is no reported sale or official closing price, on the basis of market quotations. Debt securities (other than short-term securities) held by the Fund generally are valued by one or more independent pricing services approved by the Board of Trustees on the basis of market quotations. Short term securities held by the Fund may be valued on the basis of amortized cost.

If a valuation for a security is not available from an independent pricing service or if Neuberger Berman Management LLC believes in good faith that the valuation does not reflect the amount the Fund would receive on a current sale of that security, the Fund seeks to obtain quotations from principal market makers. If such quotations are not readily available, the Fund may use a fair value estimate made according to methods approved by the Board of Trustees. The Fund may also use these methods to value certain types of illiquid securities. Fair value pricing generally will be used if the market in which a portfolio security trades closes early or if trading in a particular security was halted during the day and did not resume prior to the Fund’s net asset value calculation.

The Fund may also fair value securities that trade in a foreign market if significant events that appear likely to affect the value of those securities occur between the time the foreign market closes and the time the Exchange closes. Significant events may include (1) corporate actions or announcements that affect a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts that affect a country or region, or (4) significant domestic or foreign market fluctuations.

The effect of using fair value pricing is that a portfolio security will be priced based on the subjective judgment of Neuberger Berman Management LLC, operating under procedures approved by the Board of Trustees, instead of being priced using valuations from an independent pricing service. Fair value pricing can help to protect the Fund by reducing arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing will completely prevent dilution of the Fund’s net asset value by such traders.

Privileges and Services

If you purchase shares through an investment provider, consult your investment provider for information about privileges and services. If you are a Grandfathered Investor, see “Grandfathered Investors” for information about privileges and services.

Sales Charges

Class A Sales Charges — The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charges as a percentage of:
Investment	Offering Price	Net amount invested	Dealer commission as a percentage of offering price

Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	2.75%	2.83%	2.25%
$500,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more and certain other investments described below	None	None	See below

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The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

Except as provided below, investments in Class A shares of $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within 18 months of purchase. The contingent deferred sales charge is a percentage of the original purchase price or the current market value of the shares being sold, whichever is less.

Class A purchases not subject to sales charges — The following investments are not subject to any initial or contingent deferred sales charge if Neuberger Berman Management LLC is properly notified of the nature of the investment:

■ investments in Class A shares by Grandfathered Investors (see “Grandfathered Investors” for more information)

■ investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer’s load-waived A share program with the fund family.

Neuberger Berman Management LLC may pay investment providers up to 1% on investments made in Class A shares with no initial sales charge. The Fund may reimburse Neuberger Berman Management LLC for all or a portion of these payments through its plans of distribution. See “Distribution and Shareholder Servicing Fees” for additional information regarding the Fund’s plans of distribution.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment providers authorized to sell funds in the fund family, employees of Neuberger Berman and members of the Fund’s Board of Trustees. Please see the Statement of Additional Information for more information.

Class C Sales Charges — Class C shares are sold without any initial sales charge. For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Any contingent deferred sales charge paid by you on investments in Class C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Sales Charge Reductions and Waivers - Contingent deferred sales charge waivers”. The contingent deferred sales charge is a percentage of the original purchase price or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest. Neuberger Berman Management LLC pays 1% of the amount invested to investment providers who sell Class C shares. See “Distribution and Shareholder Servicing Fees” for information regarding the Fund’s plans of distribution.

Sales Charge Reductions and Waivers

To receive a reduction in your Class A initial sales charge, you or your investment provider must let Neuberger Berman Management LLC know at the time you purchase shares that you qualify for such a reduction. If you or your investment provider does not let Neuberger Berman Management LLC know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you or your investment provider to provide Neuberger Berman Management LLC with information and records (including account statements) of all relevant accounts invested in the fund family. To have your Class A or Class C contingent deferred sales charge waived, you or your investment provider must let Neuberger Berman Management LLC know at the time you redeem shares that you qualify for such a waiver.

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In addition to the information below, you may obtain more information about sales charge reductions and waivers from the Statement of Additional Information, from your investment provider or at http://www.nb.com.

Reducing your Class A initial sales charge — Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent if recognized under local law — and your children under the age of 21) may combine all of your investments in the fund family to reduce your Class A sales charge.

Aggregating accounts to reduce Class A initial sales charge — To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

■ trust accounts established by the above individuals (please see the Statement of Additional Information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased)

■ solely controlled business accounts

■ single-participant retirement plans.

Concurrent purchases to reduce Class A initial sales charge — You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more funds in the fund family to qualify for a reduced Class A sales charge.

Rights of accumulation to reduce Class A initial sales charge — You may take into account your accumulated holdings in all share classes of the fund family to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment provider’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals. Please see the Statement of Additional Information for details. You should retain any records necessary to substantiate the historical amounts you have invested. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your accounts in the fund family.

Letter of Intent to reduce Class A initial sales charge — You may reduce your Class A sales charge by establishing a letter of intent. A letter of intent allows you to combine all purchases of all share classes of funds in the fund family you intend to make over a 13-month period (the “Period”) to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the Period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the Period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the Period do not qualify you for the applicable sales charge reduction. Employer sponsored retirement plans may be restricted from establishing a letter of intent. See “Sales Charges” for more information.

Right of reinvestment — Please see “Maintaining Your Account — When you sell shares” for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

Contingent deferred sales charge waivers — The contingent deferred sales charge on Class A and Class C shares may be waived in the following cases:

■ permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which contingent deferred sales charge would apply to the initial shares purchased

■ tax-free returns of excess contributions to IRAs

■ redemptions due to death or post-purchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities)

■ distributions from an IRA upon the shareholder’s attainment of age 59½

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■	the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the Statement of Additional Information for more information about waivers regarding these types of transactions):

	(i)	redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 ½

	(ii)	if you have established a systematic withdrawal plan directly with the Fund, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash); and

	(iii)	if no commission or transaction fee is paid by the distributor to authorized dealers at the time of purchase.

Exchanges of shares — Exchanges of shares are generally not subject to any applicable sales charges. However, exchanges from eligible money market funds outside the fund family will be subject to applicable sales charges on the fund being purchased, unless the eligible money market fund shares were acquired through an exchange from a fund in the fund family having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gains from a fund in the fund family having a sales charge.

Distributions and Taxes

Distributions — The Fund pays out to its shareholders any net investment income and net realized capital gains. Ordinarily, the Fund makes any distributions once a year (in December).

Unless you designate otherwise, your income and capital gain distributions from the Fund will be reinvested in additional shares of the distributing Class of the Fund. However, if you prefer, you may receive all distributions in cash or reinvest capital gain distributions but receive income distributions in cash. Distributions taken in cash can be sent to you by check or by electronic transfer to a designated bank account or invested in shares of the same Class of another fund in the fund family with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must consult it about whether your income and capital gain distributions will be reinvested in additional shares of the distributing Class of the Fund or paid to you in cash.

How distributions are taxed — Except for tax-advantaged retirement plans and accounts and other tax-exempt investors (collectively, “exempt investors”), all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.

Fund distributions to IRAs, Roth IRAs, and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement plans and accounts generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see “Taxes and You”) will help clarify this for you.

Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss (“dividends”) are generally taxed as ordinary income. However, the Fund’s dividends attributable to “qualified dividend income” (generally, dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to their Fund shares on which the dividends are paid.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum tax rate for individual shareholders. The tax treatment of capital gain distributions depends on how long the Fund held the securities it sold that generated the gain, not when you bought your shares of the Fund or whether you reinvested your distributions.

If, for any taxable year, the Fund distributes an amount that exceeds its taxable income and net realized gains for that year  —  which might result from, among other things, the difference between book and tax accounting treatment of certain derivatives and foreign currency transactions  —  that excess generally will be treated as a non-taxable return of capital, which will reduce

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your tax basis in your Fund shares. To the extent that excess is greater than your tax basis, it will be treated as gain from a sale of your shares (taxed as described below).

How share transactions are taxed — When you sell (redeem) or exchange Fund shares, you generally will realize a taxable gain or loss. An exception, once again, applies to exempt investors. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

Additional tax — The Health Care Reform and Education Reconciliation Act of 2010 requires an individual to pay a 3.8% tax on the lesser of (1) the individual’s “net investment income,” which generally includes dividends, interest, and net gains from the disposition of investment property (including dividends and capital gain distributions the Fund pays), or (2) the excess of the individual’s “modified adjusted gross income” over a threshold amount ($250,000 for married persons filing jointly and $200,000 for single taxpayers), for taxable years beginning after December 31, 2012. This tax is in addition to any other taxes due on that income. A similar tax will apply for those years to estates and trusts. Shareholders should consult their own tax advisers regarding the effect, if any, this provision may have on their investment in Fund shares.

Taxes and You

The taxes you actually owe on Fund distributions and share transactions can vary with many factors, such as your marginal tax bracket, how long you held your shares and whether you owe alternative minimum tax.

How can you figure out your tax liability on Fund distributions and share transactions? One helpful tool is the tax statement that we or your investment provider sends you after the end of each calendar year. It details the distributions you received during the past year and shows their tax status. That statement, or a separate statement from us or your investment provider, covers your share transactions.

Most importantly, consult your tax professional. Everyone’s tax situation is different, and your tax professional should be able to help you answer any questions you may have.

Backup Withholding

The Fund is required to withhold at the backup withholding rate from the money you are otherwise entitled to receive from its distributions and redemption proceeds (regardless of whether you realized a gain or loss) if you are an individual or certain other non-corporate shareholder who fails to provide a correct taxpayer identification number to the Fund. Withholding at that rate also is required from the Fund’s distributions to which you are otherwise entitled if you are such a shareholder and the Internal Revenue Service tells us that you are subject to backup withholding or you are subject to backup withholding for any other reason.

If you use an investment provider, you must supply your signed taxpayer identification number form to your investment provider, and it must supply its taxpayer identification number to us, in order to avoid backup withholding.

Buying Shares Before a Distribution

The money the Fund earns, either as income or as capital gains, is reflected in its share price until it distributes the money. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional shares of the distributing Class of the Fund or paid to shareholders in cash.

Because of this, if you buy shares of the Fund just before it makes a distribution, you will end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

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Generally, if you are investing in the Fund through a tax-advantaged retirement plan or account or are otherwise an exempt investor, there are no tax consequences to you from distributions.

Basis Determination and Reporting

A Fund shareholder who wants to use the average basis method for determining basis in Fund shares he or she acquires after December 31, 2011 (“Covered Shares”), must elect to do so in writing, which may be electronic. The Fund, or its administrative agent, must report to the Internal Revenue Service and furnish to its shareholders the basis information for Covered Shares. See “Distributions and Taxes” in the SAI for a description of the rules regarding that election and the Fund’s reporting obligation.

Grandfathered Investors

“Grandfathered Investors” are investors in any fund in the Neuberger Berman family of funds who hold their shares directly with Neuberger Berman, who established accounts in Investor Class or Trust Class shares prior to March 1, 2008, and who have continuously maintained an account directly with Neuberger Berman since that date. A Grandfathered Investor’s “immediate family” (his or her spouse — or equivalent if recognized under local law — and his or her children under the age of 21) are also deemed “Grandfathered Investors.” A Grandfathered Investor’s mother, father, sister, or brother may open a custodial account for the Grandfathered Investor’s minor children. Grandfathered Investors do not include any investment providers who have accounts with a fund or shareholders who invest through such investment providers.

Statements and Confirmations — Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

Systematic Investments — This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 or more a month. You choose the schedule and amount. Your investment money may come from an eligible money market fund outside the fund family or your bank account.

Systematic Withdrawals — This plan lets you arrange withdrawals of at least $100 from a fund in the fund family on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

Electronic Bank Transfers — When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

FUNDfone ® — Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366.

Dollar-Cost Averaging

Systematic investing allows you to take advantage of the principle of dollar-cost averaging. When you make regular investments of a given amount — say, $100 a month — you will end up investing at different share prices over time. When the share price is high, your $100 buys fewer shares; when the share price is low, your $100 buys more shares. Over time, this can help lower the average price you pay per share.

Dollar-cost averaging cannot guarantee you a profit or protect you from losses in a declining market. But it can be beneficial over the long term.

Internet Access

Grandfathered Investors with Internet access can enjoy many valuable and time-saving features by visiting us at www.nb.com.

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The site offers more complete information on our funds, including current performance data, portfolio manager interviews, tax information plus educational articles, news and analysis. You can tailor the site so it serves up information that is most relevant to you.

As a Fund shareholder, you can use the web site to access account information 24 hours a day.

Retirement Plans and Accounts

We offer Grandfathered Investors a number of tax-advantaged plans and accounts for retirement saving:

Traditional IRAs allow money to grow tax-deferred until you take it out, usually at or after retirement. Contributions are deductible for some investors, but even when they are not, an IRA can be beneficial.

Roth IRAs offer tax-free growth like a traditional IRA, but instead of tax-deductible contributions, the withdrawals are tax-free for investors who meet certain requirements.

Also available: SEP-IRA, SIMPLE-IRA, Keogh, and other types of plans. Coverdell Education Savings Accounts (formerly Education IRAs), though not for retirement savings, also are available. Consult your tax professional to find out which types of plans or accounts may be beneficial for you. Call 800-877-9700 for information on any Neuberger Berman retirement plan or account.

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If you are a Grandfathered Investor buying or selling shares, instructions are provided in the following charts.

Buying Shares – Grandfathered Investors

Method	Things to know	Instructions
Sending us a check
Your first investment must be at least $1,000

Additional investments can be as little as $100

We cannot accept cash, money orders, starter checks, cashier’s checks, travelers checks, or other cash equivalents

You will be responsible for any losses or fees resulting from a bad check; if necessary, we may sell other shares belonging to you in order to cover these losses

All checks must be made out to “Neuberger Berman Funds”; we cannot accept checks made out to you or other parties and signed over to us

Fill out the application and enclose your check

If regular first-class mail, send to:
Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

If express delivery, registered mail, or
certified mail, send to:
Neuberger Berman Funds
c/o State Street Bank and Trust Company
30 Dan Road
Canton, MA 02021

Wiring money	All wires must be for at least $1,000
Before wiring any money, call 800-877-9700 for an order confirmation

Have your financial institution send your wire to State Street Bank and Trust Company

Include your name, the Fund name, your account number and other information as requested

Exchanging from another fund
All exchanges must be for at least $1,000

Both accounts involved must be registered in the same name, address and taxpayer ID number

An exchange order cannot be cancelled or changed once it has been placed
Call 800-877-9700 to place your order
By telephone	We do not accept phone orders for a first investment Additional shares will be purchased when your order is accepted Not available on retirement accounts	Call 800-877-9700 to notify us of your purchase Immediately follow up with a wire or electronic transfer
Setting up systematic investments	All investments must be at least $100	Call 800-877-9700 for instructions

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Selling Shares – Grandfathered Investors

Method	Things to know	Instructions
Sending us a letter
Unless you instruct us otherwise, we will mail your proceeds by check to the address of record, payable to the registered owner(s); checks will not be forwarded

If you have designated a bank account on your application, you can request that we wire the proceeds to this account; if the total balance of all of your Neuberger Berman fund accounts is less than $100,000, you will be charged an $8.00 wire fee

You can also request that we send the proceeds to your designated bank account by electronic transfer (ACH) without a fee

You may need a Medallion signature guarantee

Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you

Send us a letter requesting us to sell shares signed by all registered owners; include your name, account number, the Fund name, the dollar amount or number of shares you want to sell, and any other instructions

If regular first-class mail, send to:

Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:

Neuberger Berman Funds
c/o State Street Bank and Trust Company
30 Dan Road
Canton, MA 02021

Sending us a fax	For amounts of up to $100,000 Not available if you have changed the address on the account in the past 15 days	Write a request to sell shares as described above Call 800-877-9700 to obtain the appropriate fax number
Calling in your order
All phone orders to sell shares must be for at least $1,000 unless you are closing out an account

Not available if you have declined the phone option or are selling shares in certain retirement accounts (The only exception is for those retirement shareholders who are at least 59½ or older and have their birthdates on file)

Not available if you have changed the address on the account in the past 15 days
Call 800-877-9700 to place your order Give your name, account number, the Fund name, the dollar amount or number of shares you want to sell, and any other instructions
Exchanging into another fund
All exchanges must be for at least $1,000

Both accounts involved must be registered in the same name, address and taxpayer ID number

An exchange order cannot be cancelled or changed once it has been placed
Call 800-877-9700 to place your order
Setting up systematic withdrawals	Withdrawals must be at least $100	Call 800-877-9700 for instructions

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Market Timing Policy

Frequent purchases, exchanges and redemptions of Fund shares (“market-timing activities”) can interfere with effective Fund management and adversely affect Fund performance in various ways, including by requiring a portfolio manager to liquidate portfolio holdings at a disadvantageous time or price, by increasing costs (such as brokerage costs) to the Fund by requiring a portfolio manager to effect more frequent purchases and sales of portfolio securities, and possibly by requiring a portfolio manager to keep a larger portion of Fund assets in cash, all of which could adversely affect the interests of long-term shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be “timing the market” or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege; or suspend the telephone order privilege.

Neuberger Berman Management LLC applies the Fund’s policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Fund will be able to eliminate all market-timing activities.

Portfolio Holdings Policy

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information.

The complete portfolio holdings for the Fund are available at www.nb.com/holdings and are generally posted 15-30 days after the end of each calendar quarter.

The Fund’s complete portfolio holdings will remain available at this website until the subsequent quarter-end holdings have been posted. Complete portfolio holdings for the Fund will also be available in reports on Form N-Q and Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

Fund Structure

The Fund uses a “multiple class” structure. The Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Class A, Class C and Institutional Class shares of the Fund.

Related Performance

Neuberger Berman Management LLC also manages other separate accounts with investment objectives, policies and strategies that are similar but not identical to the Fund. Below you will find information about the prior performance of [______] Composite. [______] Composite consists of separate accounts that [________]. The total asset size of all the separate accounts comprising the [______] Composite as of December 31, 2013 was approximately $[_] million.

The separate accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance result of the [______] Composite.

The performance of [______] Composite does not represent the past performance of the Fund and is not an indication of the future performance of the Fund. You should not assume that the Fund will have the same performance as [______] Composite. The performance of the Fund may be better or worse than the performance of [______] Composite due to, among other things, differences in portfolio holdings, sales charges, expenses, asset sizes, and cash flows between the Fund and the separate accounts in [______] Composite. The separate accounts in [______] Composite generally have lower expenses and are sold through different distribution channels than the Fund. The performance of [______] Composite has not been adjusted to reflect the [higher] fees and expenses of the Fund. If the performance had been so adjusted, returns would have been lower than those shown.

The bar chart below shows how the “gross” and “net” performance of [______] Composite has varied from year to year. The table beside the chart shows what the “gross” and “net” returns of [______] Composite would equal if you averaged out actual performance over various lengths of time. “Gross” performance has not been adjusted to reflect the expenses of the separate accounts that comprise [______] Composite. If these expenses were reflected, the returns shown would be lower. “Net” performance is calculated from gross returns after deducting the highest investment advisory fee charged to the separate accounts that comprise [______] Composite.

This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2003	2004	2005	2006	2007	2008	2009	2010	2011	2012

Year-to-date performance as of 9/30/2013: 1.05% gross, 0.56% net

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/13*
	1 Year	Since Inception (4/1/2012)
Dynamic Real Return Composite
Gross-of-Fee Returns		4.96
Net-of-Fee Returns		4.45
Barclays 1-10 Year U.S. TIPS Index		0.09

[*	Performance for [ ] has been calculated in a manner that differs from the performance calculations the SEC requires for registered funds. The [ ] is not registered with the SEC]

46

NEUBERGER BERMAN ALTERNATIVE FUNDS

Class A, Class C and Institutional Class Shares

If you would like further details on this Fund you can request a free copy of the following documents:

Shareholder Reports. The shareholder reports offer information about the Fund, including:

■ a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund’s performance during the last fiscal year

■ Fund performance data and financial statements

■ portfolio holdings.

Statement of Additional Information (SAI). The SAI contains more comprehensive information on the Fund, including:

■ various types of securities and practices, and their risks

■ investment limitations and additional policies

■ information about the Fund’s management and business structure.

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management LLC
Sub-adviser: Neuberger Berman Fixed Income LLC

Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
877-628-2583
Website: www.nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520. They are also available from the EDGAR Database on the SEC’s website at www.sec.gov.

You may also view and copy the documents at the SEC’s Public Reference Room in Washington.

Call 202-551-8090 for information about the operation of the Public Reference Room.

The Fund’s current net asset value per share is made available at https://www.nb.com/funds/mutual_funds/ (click on “Prices”, select asset class “Multi-Asset” from the drop-down menu, and then select a share class from the drop-down menu).

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman Group LLC. “Neuberger Berman Management LLC” and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management LLC. © 2013 Neuberger Berman Management LLC. All rights reserved.

SEC File Number: 811-21715
M0205 [          ]

Neuberger Berman Alternative and Multi-Asset Class Funds

CLASS A, CLASS C AND INSTITUTIONAL CLASS

Neuberger Berman Risk Balanced Commodity Strategy Fund
Class A—NRBAX
Class C—NRBCX
Institutional Class—NRBIX

Prospectus [                       ]

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Contents

NEUBERGER BERMAN ALTERNATIVE AND MULTI-ASSET CLASS FUNDS

Fund Summary
Neuberger Berman Risk Balanced Commodity Strategy Fund	2
Descriptions of Certain Practices and Security Types	9
Additional Information about Principal Investment Risks	9
Information about Additional Risks	15
Management of the Fund	15
Financial Highlights	18
YOUR INVESTMENT
Choosing a Share Class	21
Maintaining Your Account	22
Share Prices	27
Privileges and Services	28
Sales Charges	28
Sales Charge Reductions and Waivers	30
Distributions and Taxes	31
Grandfathered Investors	33
Buying Shares – Grandfathered Investors	35
Selling Shares – Grandfathered Investors	36
Market Timing Policy	37
Portfolio Holdings Policy	37
Fund Structure	37
Related Performance	37

Fund Summary

Neuberger Berman Risk Balanced Commodity Strategy Fund

Class A Shares (NRBAX), Class C Shares (NRBCX), Institutional Class Shares (NRBIX)

GOAL

The Fund seeks total return.

FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 30 in the Fund’s prospectus and in “ Additional Purchase Information – Sales Charge Reductions and Waivers” on page B-1 in Appendix B to the Fund’s SAI.

	Class A	Class C	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum initial sales charge on purchases (as a % of offering price)	5.75	None	None
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)1	None	1.00	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees of fund and subsidiary	[0.96]	[0.96]	[0.85]
Distribution (12b-1) fees	[0.25]	[1.00]	[None]
Total other expenses2	[0.72]	[0.72]	[0.72]
Other expenses of fund2	[0.57]	[0.57]	[0.57]
Other expenses of subsidiary2	[0.15]	[0.15]	[0.15]
Acquired fund fees and expenses2	[0.02]	[0.02]	[0.02]
Total annual operating expenses	[1.95]	[2.70]	[1.59]
Fee waiver and/or expense reimbursement	[0.47]	[0.47]	[0.47]
Total annual operating expenses after fee waiver and/or expense reimbursement3	[1.48]	[2.23]	[1.12]

Expense Example

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years
Class A	$[717]	$[1,016]
Class C (assuming redemption)	$[326]	$[697]
Class C (assuming no redemption)	$[226]	$[697]
Institutional Class	$[114]	$[356]

1
For Class A shares, a contingent deferred sales charge (CDSC) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

2
“Other expenses of fund”, “Other expenses of subsidiary”, “Total other expenses” and “Acquired fund fees and expenses” are based on estimated expenses for the current fiscal year. Actual expenses may vary.

2 Risk Balanced Commodity Strategy Fund

3
Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of each class are limited to 1.46%, 2.21% and 1.10% of average net assets, respectively. Each of these undertakings lasts until 10/31/2016 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.46%, 2.21% and 1.10% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

For purposes of the contractual expense limitations, Operating Expenses shall be deemed to include the Operating Expenses of the Fund's wholly owned Cayman subsidiary (see the “Principal Investment Strategies” section).

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. For the period August 27, 2012 (commencement of operations) through October 31, 2012, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its goal by investing under normal circumstances in commodity-linked derivative instruments and fixed income instruments. Commodities are assets that have tangible properties, such as oil, natural gas, agricultural products or metals.

The Fund seeks to gain exposure to the commodity markets by investing, directly or indirectly, in futures contracts on individual commodities and other commodity-linked derivative instruments. The performance of these commodity-linked derivative instruments is expected to correspond to the performance of the commodity underlying the derivative instrument, without requiring the Fund to invest directly in commodities. Although the Fund may make these investments in commodity-linked derivative instruments directly, the Fund expects to gain exposure to these investments primarily by investing in a wholly owned subsidiary of the Fund formed in the Cayman Islands (“Subsidiary”).

The Subsidiary is managed by Neuberger Berman Management LLC and has the same investment goal as the Fund. The Subsidiary may invest without limitation in commodity-linked derivative instruments. The Subsidiary also may invest in fixed income securities, cash or cash equivalent instruments, or money market mutual funds, some of which may serve as collateral for the Subsidiary’s derivative instruments. The Fund will not invest more than 25% of the value of its total assets in the Subsidiary at the end of any quarter of its taxable year.

Fund assets not invested either in the Subsidiary or directly in commodity-linked derivative instruments will be invested in fixed income securities, cash or cash equivalent instruments, or money market mutual funds.

The Fund (and the Subsidiary) may hold commodity-linked derivative instruments that provide leveraged exposure to commodities so that the Fund’s (and the Subsidiary’s) investment exposure to commodities (through their use of commodity-linked derivative instruments) may, at times, equal or slightly exceed the Fund’s net assets (including its interest in the Subsidiary).

In managing the Fund’s commodity investments, the Portfolio Managers seek to identify investment opportunities using quantitative investment models and fundamental analyses with an emphasis on risk management in an attempt to take advantage of both short-term and long-term opportunities in commodity markets. By managing a broadly diversified portfolio of commodity investments with an active investment approach, the Portfolio Managers seek to provide investors with an investment vehicle whose returns are not highly correlated with other major asset classes.

The Portfolio Managers will use various quantitative models employing strategies intended to identify investment opportunities and determine portfolio weightings in different commodity sectors and markets. These strategies include: (i) a

3 Risk Balanced Commodity Strategy Fund

risk-balancing strategy that considers the total portfolio risk the Portfolio Managers believe to be associated with each commodity; (ii) a strategy that endeavors to assess top down macro variables among various commodity sectors (such as, energy, industrial, precious metals, agricultural, livestock and softs (e.g., sugar, cotton, cocoa and coffee); and/or (iii) a strategy that endeavors to assess the outlook for individual commodities within each commodity sector.

From time to time, the Fund’s investment program may emphasize a particular sector of the commodities markets. If the Fund emphasizes one or more sectors the performance of your investment in the Fund will likely be affected by events affecting the performance of those sectors. Additional information about certain risks related to the various commodities markets are summarized under “Additional Information” in the Prospectus.

The Fund’s fixed income investments will be mainly in investment grade fixed income securities and are intended to provide liquidity and preserve capital and may serve as collateral for the Fund’s derivative instruments. These may include fixed income securities issued by the U.S. government and its agencies and instrumentalities, bank certificates of deposit, mortgage-backed securities, asset-backed securities, and corporate securities. The Fund considers fixed income securities to be investment grade if, at the time of investment, they are rated within the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Portfolio Managers to be of comparable quality.

The Fund may invest in cash or cash equivalent instruments. Because the Fund will use derivatives to gain exposure to commodities, and because derivatives may not require the Fund to deposit the full notional amount of the investment, the Fund may invest a significant amount of its assets in money market mutual funds.

Although the Fund invests primarily in domestic securities and other instruments, it may also invest in foreign securities and other instruments.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS

Most of the Fund’s performance depends on what happens in the commodity and fixed income markets. The Fund’s use of derivative instruments will also affect its performance and may amplify the risks that are associated with these markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Commodity Risk. The Fund’s and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund and the Subsidiary to greater volatility than investments in traditional securities. The commodities markets are impacted by a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities in commodities. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. To the extent the Fund focuses its investments in a particular commodity in the commodities market, the Fund will be more susceptible to risks associated with the particular commodity. No active trading market may exist for certain commodities investments. Because the Fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of significant fluctuations in the value of the Fund’s shares.

4 Risk Balanced Commodity Strategy Fund

Derivatives Risk. Derivatives involve risks different from, and in some respects greater than, those associated with more traditional investments. Derivatives can be highly complex, can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Recent legislation calls for new regulation of the derivatives markets and could limit the Fund’s ability to pursue its investment strategies. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Counterparty Risk. The Fund’s investments in derivatives involve, in addition to the risks posed by the markets and individual issuers, the risks associated with the Fund’s exposure to its counterparties. The Fund’s investments in the futures markets also introduce the risk that its futures commission merchant (“FCM”) could default on an obligation set forth in an agreement between the Fund and the FCM, including the FCM’s obligation to return margin posted in connection with the Fund’s futures contracts.

Leverage Risk. Leverage amplifies changes in the Fund’s net asset value (“NAV”). Derivative instruments that the Fund may use create leverage and can result in losses to the Fund that exceed the amount originally invested. There can be no assurance that the Fund’s use of any leverage will be successful and there is no specified limit on the amount that the Fund’s investment exposure can exceed its net assets.

Tax Risk. To qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (“Code”) (“RIC”) and receive “modified pass-through” tax treatment, the Fund must, among other things, derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Code. Although qualifying income does not include income derived directly from commodities, including certain commodity-linked derivative instruments, the Internal Revenue Service (“Service”) issued a large number of private letter rulings (which the Fund may not cite as precedent) beginning in 2006 that income a RIC derives from a wholly owned foreign subsidiary (such as the Subsidiary) that earns income derived from commodities is qualifying income. The Service suspended the issuance of those rulings in July 2011. The Fund has received an opinion of counsel, which is not binding on the Service or the courts, that income the Fund derives from the Subsidiary should constitute qualifying income.

The tax treatment of income from commodity-related investments and of the Fund’s income from the Subsidiary may be adversely affected by future legislation, Treasury Regulations, and/or guidance issued by the Service that could affect the character, timing, and/or amount of the Fund’s taxable income or capital gains and distributions it makes. If the Service were to change its ruling position and concluded that the Fund’s income from the Subsidiary was not qualifying income, the Fund could be unable to qualify as a RIC for one or more taxable years. If the Fund failed to so qualify for any taxable year but was eligible to and did cure the failure, it would incur potentially significant additional federal income tax expense. If, on the other hand, the Fund failed to so qualify for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax on its taxable income at corporate rates, with the consequence that its income available for distribution to shareholders would be reduced and all such distributions from current or accumulated earnings and profits would be taxable to them as dividend income. In that event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or the Fund’s liquidation.

Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, the market value of the security, or the Fund’s performance. Under recent Commodity Futures Trading Commission (“CFTC”) rule amendments, the Fund will need to comply with certain disclosure and operational regulations governing commodity pools, which will increase the Fund’s regulatory compliance costs. To the extent additional regulations are adopted, the Fund may be compelled to consider significant changes, which could include substantially altering its principal investment strategies or, if deemed necessary, liquidating the Fund.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments and operations. The commodity-linked derivative instruments and other investments held by the Subsidiary are

5 Risk Balanced Commodity Strategy Fund

similar to those that are permitted to be held by the Fund, and thus, are subject to the same risks whether they are held by the Fund or the Subsidiary. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund and its shareholders.

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.

Interest Rate Risk. The Fund’s total return and share price will fluctuate in response to changes in interest rates. Generally, the value of investments with interest rate risk, such as fixed income securities, will move in the direction opposite to movements in interest rates. In general, the longer the maturity or duration of a fixed income security, the greater the effect a change in interest rates could have on the security’s price. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration. An increase in interest rates can impact other markets as well. For example, because many investors buy derivatives with borrowed money, an increase in interest rates can cause a decline in those markets. Interest rates have been unusually low in recent years.

Prepayment and Extension Risk. The Fund’s performance could be affected if unexpected interest rate trends cause the Fund’s mortgage- or asset-backed securities to be paid off earlier or later than expected, shortening or lengthening their duration. An increase in market interest rates would likely extend the effective duration of mortgage-backed securities, thereby magnifying the effect of the rate increase on the securities’ price.

Call Risk. When interest rates are low, issuers will often repay the obligation underlying a “callable security” early, in which case the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Credit Risk. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance.

U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market price of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

Foreign Risk. Foreign securities, including those issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the

6 Risk Balanced Commodity Strategy Fund

market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading and financial partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Management Risk. Fund performance is dependent upon the success of the Portfolio Managers in implementing the Fund’s investment strategy in pursuit of its objective. To a significant extent, the Fund’s performance will depend on the success of implementing and managing the investment models that assist in allocating the Fund's assets. Models that have been formulated on the basis of past market data may not be predictive of future price movements. Models may not be reliable if unusual or disruptive events cause market moves the nature or size of which are inconsistent with the historic performance of individual markets and their relationship to one another or to other macroeconomic events. Models also may have hidden biases or exposure to broad structural or sentiment shifts. In the event that actual events fail to conform to the assumptions underlying such models, losses could be incurred.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Other Investment Company Risk. Through its investment in other investment companies, the Fund is subject to the risks of the investment companies’ investments, as well as to the investment companies’ expenses.

Illiquid Investments Risk. Illiquid investments may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them.

High Portfolio Turnover. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase its transaction costs, may adversely affect its performance and/or may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Both domestic and international equity and fixed income markets have been experiencing heightened volatility and turmoil. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the values of many types of securities have been reduced. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation in the markets is widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions.

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the last calendar year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR* [ ] Best quarter: [ ] Worst quarter: [ ]

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/13*
	1 Year	Since Inception (8/27/2012)
Risk Balanced Commodity Strategy Fund
Return Before Taxes	[ ]	[ ]
Return After Taxes on Distributions	[ ]	[ ]
Return After Taxes on Distributions and Sale of Fund Shares	[ ]	[ ]
Dow Jones-UBS Commodity Index (reflects no deduction for fees, expenses or taxes)	[ ]	[ ]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*	Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during the period shown.

7 Risk Balanced Commodity Strategy Fund

INVESTMENT MANAGERS

Neuberger Berman Management LLC (NBM) is the Fund’s investment manager. Neuberger Berman Fixed Income LLC (NBFI) is the Fund’s sub-adviser.

PORTFOLIO MANAGERS

The Fund is managed by Wai Lee (Managing Director of NBM and NBFI), Hakan Kaya (Vice President of NBM and NBFI), Thomas Sontag (Managing Director of NBM and NBFI) and Richard Grau (Senior Vice President of NBM and NBFI). Messrs. Lee, Kaya, Sontag and Grau have managed the Fund since its inception in 2012.

Messrs. Lee and Kaya are primarily responsible for the day-to-day management of the Fund's investments in commodity-linked derivative instruments and the investments made by the Subsidiary. Messrs. Sontag and Grau are primarily responsible for the day-to-day management of the Fund's fixed income securities.

BUYING AND SELLING SHARES

You may purchase, redeem (sell) or exchange shares of the Fund on any day the New York Stock Exchange is open, at the Fund’s net asset value per share next determined after your order is accepted, subject to any applicable sales charge. Shares of the Fund generally are available only through certain investment providers, such as banks, brokerage firms, workplace retirement programs, and financial advisers. Contact any investment provider authorized to sell the Fund’s shares. See “Maintaining Your Account” in the prospectus for eligibility requirements for purchases of Institutional Class shares.

For certain investors, Class A and Class C shares of the Fund are also available directly from NBM by regular, first class mail (Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403), by express delivery, registered mail, or certified mail (Neuberger Berman Funds, c/o State Street Bank and Trust Company, 30 Dan Road, Canton, MA 02021), or by wire, fax, telephone, exchange, or systematic investment or withdrawal (call 800-877-9700 for instructions). See “Maintaining Your Account” and “Grandfathered Investors” in the prospectus for eligibility requirements for direct purchases of Class A and Class C shares and for instructions on buying and redeeming (selling) shares directly.

The minimum initial investment in Class A or Class C shares is $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases.

The minimum initial investment in Institutional Class shares is $1 million. This minimum may be waived in certain cases.

TAX INFORMATION

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Fund makes distributions of ordinary income or net capital gains to you. Although those distributions generally are not taxable to a tax-exempt investor, withdrawals from certain retirement plans and accounts generally are subject to federal income tax.

PAYMENTS TO INVESTMENT PROVIDERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an investment provider or other financial intermediary, such as a bank, brokerage firm, workplace retirement program, or financial adviser (who may be affiliated with Neuberger Berman), the Fund and/or NBM and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the investment provider or other financial intermediary and its employees to recommend the Fund over another investment. Ask your investment provider or visit its website for more information.

8 Risk Balanced Commodity Strategy Fund

Descriptions of Certain Practices and Security Types

Derivative Instruments. Derivative instruments are generally financial contracts with a value that is derived from an underlying asset, reference rate, index or event. These instruments may relate to commodities, stocks, bonds, credit, interest rates, currencies or currency exchange rates and related indices.  Derivatives may be traded on organized exchanges and clearing houses or CCHs, or in private transactions with other parties in the over the counter (“OTC”) market with a single dealer or a prime broker acting as an intermediary with respect to an executing dealer. Derivative instruments may be used for non-hedging and hedging purposes.

Futures. A futures contract is a standardized agreement to buy or sell a set quantity of an underlying asset at a future date, or to make or receive a cash payment based on the value of a securities index, or some other asset, at a stipulated future date. “Margin” with respect to a futures contract is the amount of assets that must be deposited by the Fund with, or for the benefit of, a FCM in order to initiate and maintain the position. If the price of the futures contract changes in an adverse way, the Fund may be required to post additional margin.

Additional Information about Principal Investment Risks

This section provides additional information about the Fund’s principal investment risks described in the Fund Summary section.

Commodity Risk. The Fund’s and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund and the Subsidiary to greater volatility than investments in traditional securities. The commodities markets are impacted by a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities in commodities. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The frequency, duration and magnitude of such events cannot be predicted. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Because the Fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of significant fluctuations in the value of the Fund’s shares.

Energy Sector Risk. Investment risks associated with investing in energy sector commodities include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed in complying with environmental safety regulations, supply of and demand for energy fuels, energy conservation efforts, capital expenditures on and the success of exploration and production projects, increased competition and technological advances, and tax and other government regulations.

Agriculture Sector Risk. Investment risks associated with investing in agricultural sector commodities include the impact of government polices on planting of certain crops and possible alternative uses of agricultural resources, the location and size of crop production, trading of unprocessed or processed commodity products, and the volume and types of imports and exports.

Industrial Metals Sector Risk. Investment risks associated with investing in industrial metals sector commodities include substantial price fluctuations over short periods of time, imposition of import controls, increased competition and changes in industrial and commercial demand for industrial metals.

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Precious Metals Sector Risk. Investment risks associated with investing in precious metal sector commodities, in addition to other risks, include the production and sale of precious metals by governments or central banks or other larger holders.

Companies in the above sectors could also be affected by, among other things, commodity price volatility, exchange rates, government regulation, mandated expenditures for safety and pollution control devices, inflation expectations, resource availability, import controls, increased competition, technical progress, labor relations, and economic cycles.

Derivatives Risk. A derivative is a financial contract whose value depends on, or is derived from, changes in the value of one or more underlying assets, reference rates, indexes or events. The Fund’s use of derivatives – such as futures – may involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by the Fund. The Fund’s use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. Derivatives can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. The Fund’s use of derivatives may increase the amount and affect the timing and character of taxable distributions payable to shareholders. Also, suitable derivative transactions may not be available in all circumstances. There can be no assurance that the Fund will engage in derivative transactions to reduce exposure to other risks when that might be beneficial. The Fund expects to enter into derivatives transactions via exchanges.

The Fund and the Subsidiary will likely be required to segregate assets to cover their obligations relating to its purchase of derivative instruments in a manner that satisfies contractual undertakings and regulatory requirements with respect to the derivatives. The Fund and the Subsidiary will set aside liquid assets in an amount equal to their respective daily marked-to-market net obligation (i.e., the Fund’s or the Subsidiary's daily net liability) under futures contracts that are contractually required to cash settle. For futures contracts that are not contractually required to cash settle, the Fund or the Subsidiary must set aside liquid assets equal to such contracts’ full notional value (generally, the total numerical value of the asset underlying a future contract at the time of valuation) while the positions are open. By setting aside assets equal to only its net obligations under cash-settled futures contracts, the Fund may use derivatives to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts, which may create an effect on the Fund similar to leverage.

Futures. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold. This could be the case if, for example, a futures price has increased or decreased by the maximum allowable daily limit and there is no buyer willing to purchase the futures contract that the Fund needs to sell (or sell the futures contract that the Fund needs to buy).

Counterparty Risk. The Fund’s investments in derivatives create counterparty risk related to the risk that a futures commission merchant (“FCM”) would default on an obligation set forth in an agreement between the Fund and the FCM. The risk exists at and from the time that the Fund enters into a contractual arrangement with its FCM to bring about the settlement and clearing of futures contracts. The FCM may hold margin posted in connection with those contracts and that margin may be rehypothecated (or re-pledged) by the FCM and lost or its return delayed due to a default by the FCM or other customer of the FCM. The FCM may itself file for bankruptcy, which would either delay the return of, or jeopardize altogether, the assets posted by the FCM as margin in response to margin calls relating to futures positions.

Recent Changes in the Law Governing Derivatives. Recent legislation requires the SEC and the CFTC to establish new rules governing the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In addition to other changes, these rules are expected to provide for central clearing of some derivatives that in the past were exclusively traded OTC, and may increase costs and margin requirements but are expected to reduce certain counterparty risks.

Leverage Risk. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. Leverage amplifies changes in the Fund’s NAV. The Fund's use of derivative instruments and short positions

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creates leverage and can result in losses to the Fund that exceed the amount originally invested. There is no specified limit on the amount that the Fund’s investment exposure can exceed its net assets. Because of leverage, the Fund’s investment exposure may exceed the Fund’s net assets by a significant amount.

Tax Risk. To qualify as a RIC under the Code and receive “modified pass-through” tax treatment, the Fund must, among other things, derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Code. Although qualifying income does not include income derived directly from commodities, including certain commodity-linked derivative instruments, the Service issued a large number of private letter rulings (which the Fund may not cite as precedent) beginning in 2006 that income a RIC derives from a wholly owned foreign subsidiary (such as the Subsidiary) that earns income derived from commodities is qualifying income. The Service suspended the issuance of those rulings in July 2011. The Fund has received an opinion of counsel, which is not binding on the Service or the courts, that income the Fund derives from the Subsidiary should constitute qualifying income.

The tax treatment of income from commodity-related investments and of the Fund’s income from the Subsidiary may be adversely affected by future legislation, Treasury Regulations, and/or guidance issued by the Service that could affect the character, timing, and/or amount of the Fund’s taxable income or capital gains and distributions it makes. If the Service were to change its ruling position and concluded that the Fund’s income from the Subsidiary was not qualifying income, the Fund could be unable to qualify as a RIC for one or more taxable years. If the Fund failed to so qualify for any taxable year but was eligible to and did cure the failure, it would incur potentially significant additional federal income tax expense. If, on the other hand, the Fund failed to so qualify for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax on its taxable income at corporate rates, with the consequence that its income available for distribution to shareholders would be reduced and all such distributions from current or accumulated earnings and profits would be taxable to them as dividend income. In that event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or the Fund’s liquidation.

Regulatory Risk. Governments, agencies, or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, the market value of the security, or the Fund’s performance.

Under recent CFTC rule amendments, the Fund will need to comply with certain disclosure and operational regulations governing commodity pools, which will increase the Fund’s regulatory compliance costs. To the extent additional regulations are adopted, the Fund may be compelled to consider significant changes, which could include substantially altering its principal investment strategies or, if deemed necessary, liquidating the Fund.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-linked derivative instruments and other investments held by the Subsidiary are similar to those that are permitted to be held by the Fund and, thus, are subject to the same risks whether or not they are held by the Fund or the Subsidiary. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by Neuberger Berman Management LLC and subadvised by NBFI, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Fund’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. In adhering to the Fund’s investment restrictions and limitations, NBM will treat the assets of the Subsidiary generally in the same manner as assets that are held directly by the Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If this were to change and the Subsidiary was required to pay Cayman Island taxes, the investment returns of the Fund would likely decrease.

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in

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market values. Changes in the financial condition of a single issuer can impact a market as a whole. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or the competitive environment. Certain unanticipated events, such as natural disasters, can have a dramatic adverse effect on the value of an issuer’s securities.

In addition, the Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.

Interest Rate Risk. In general, the value of the Fund’s investments with interest rate risk, such as fixed income securities, will move in the direction opposite to movements in interest rates. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the overall duration of the portion of the Fund invested in fixed income securities. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. The link between interest rates and debt security prices tends to be weaker with lower-rated debt securities than with investment grade debt securities. An increase in interest rates can impact other markets as well. For example, because many investors buy derivatives with borrowed money, an increase in interest rates can cause a decline in those markets. A rate increase can also have a positive impact on other markets if, for example, it is taken by investors as a sign that the economy is improving. Interest rates have been unusually low in recent years.

Prepayment and Extension Risk. Due to a decline in interest rates or an excess in cash flow, borrowers may pay back principal before the scheduled due date. To the extent that the Fund invests in mortgage- or asset-backed securities, the Fund’s performance could be affected if unexpected interest rate trends cause these securities to be paid off earlier or later than expected, shortening or lengthening their duration. When interest rates fall, many mortgages are refinanced, and mortgage-backed securities may be repaid early. As a result, the Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and increase the Fund’s potential for price declines. The prices of variable and floating rate securities (including loans) can be less sensitive to prepayment risk.

Call Risk. Some debt securities in which the Fund may invest, referred to as “callable securities,” allow the issuer to repay them early. When interest rates are low, issuers will often repay the obligation underlying a “callable security” early. Therefore, to the extent that the Fund holds callable securities and the issuers repay the obligations underlying the securities early, the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Credit Risk. Credit risk is the risk that issuers may fail, or become less able, to make interest and/or principal payments on debt securities when due. Changes in the actual or perceived creditworthiness of an issuer, factors affecting an issuer directly (such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead), factors affecting the industry in which a particular issuer operates (such as competition or technological advances) and changes in general social, economic or political conditions can increase the risk of default by an issuer, which can affect a security’s credit quality or value. Entities providing credit or liquidity support also can be affected by these types of changes.

In the wake of the financial crisis, some credit rating agencies have begun applying more stringent criteria, with the result that some securities are being downgraded. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s

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performance. In addition, a rating may become stale in that it fails to reflect changes in an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality.

U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market price of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. These securities carry at least some risk of non-payment.

In August 2011, Standard & Poor's (“S&P”) downgraded its long-term sovereign credit rating on the U.S. from “AAA” to “AA+”. In reaching its decision, S&P cited the delay by the U.S. government in raising the U.S. debt ceiling and the related fiscal policy debate. The downgrade by S&P could lead to subsequent downgrades by S&P or downgrades by other credit rating agencies. Both Fitch Ratings and Moody's Investors Service, Inc., which currently have assigned their highest credit ratings to the U.S., have a negative outlook for those credit ratings and will reassess their ratings over the course of the year. These developments, and the government's credit concerns in general, could cause an increase in interest rates and borrowing costs, which may negatively impact both the perception of credit risk associated with the debt securities issued by the U.S. and the country's ability to access the debt markets on favorable terms. In addition, these developments could create broader financial turmoil and uncertainty, which could increase volatility in both stock and bond markets. These events could result in significant adverse impacts on issuers of securities held by the Fund.

Foreign Risk. Foreign securities, including those issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Although foreign securities offer added diversification potential, world markets, or those in a particular region, may all react in similar fashion to important economic or political developments. Securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to conditions in foreign countries.

In addition, foreign markets can perform differently than the U.S. market. Over a given period of time, foreign securities may underperform U.S. securities—sometimes for years. The Fund could also underperform if the Fund’s Portfolio Managers invest in countries or regions whose economic performance falls short. To the extent that the Fund invests a portion of its assets in one country, state, region or currency, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so invested. The effect of recent, worldwide economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Some national economies continue to show profound instability, which may in turn affect their international trading partners or other members of their currency bloc.

Investing in foreign securities may also involve a greater risk for excessive trading due to “time-zone arbitrage.” If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign securities and such price is not reflected in the Fund’s current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

Currency Risk. To the extent that the Fund invests in securities or other investments denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Management Risk. Fund performance is dependent upon the success of the Portfolio Managers in implementing the Fund’s investment strategy in pursuit of its objective. To a significant extent the Portfolio Managers success will be dependent upon their implementation and management of their quantitative models. Fund performance will also be affected by the fundamental analysis and inputs regarding prospective investments. The success of quantitative investment strategies is heavily dependent on the proprietary mathematical models used by the Portfolio Managers in attempting to exploit short-term and long-term relationships among commodity prices and volatility. The Portfolio Managers may employ models that

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turn out not to be well-suited to prevailing market conditions. Models that have been formulated on the basis of past market data may not be predictive of future price movements. Models may not be reliable if unusual or disruptive events specific to particular corporations, or major events external to the operation of markets, cause market moves the nature or size of which are inconsistent with the historic performance of individual markets and their relationship to one another. Models also may have hidden biases or exposure to broad structural or sentiment shifts. In the event that actual events fail to conform to the assumptions underlying such models, losses could be incurred.

Sector Risk. The Fund’s investing approach may dictate an emphasis on certain sectors, industries, or sub-sectors of the market at any given time. To the extent the Fund invests more heavily in one sector, industry, or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors, industries, or sub-sectors. In addition, the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector, industry, or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance.

Other Investment Company Risk. To the extent the Fund invests in ETFs or other investment companies, its performance will be affected by the performance of those other investment companies. Through its investment in other investment companies, the Fund is subject to the risks of the investment companies’ investments, as well as to the investment companies’ expenses. Also, an investor in the Fund may receive taxable gains from portfolio transactions by an investment company, as well as taxable gains from transactions in shares of the investment company by the Fund.

Illiquid Investments Risk. Illiquid investments may be more difficult to purchase or sell at an advantageous price or time. Judgment plays a greater role in pricing these investments than it does in pricing investments having more active markets, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them.

High Portfolio Turnover. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase its transaction costs, may adversely affect its performance and/or may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Risk Management. Management undertakes certain analyses with the intention of identifying particular types of risks and reducing the Fund’s exposure to them. However, risk is an essential part of investing, and the degree of return an investor might expect is often tied to the degree of risk the investor is willing to accept. By its very nature, risk involves exposure to the possibility of adverse events. Accordingly, no risk management program can eliminate the Fund’s exposure to such events; at best, it can only reduce the possibility that the Fund will be affected by adverse events, and especially those risks that are not intrinsic to the Fund’s investment program. While the prospectus describes material risk factors associated with the Fund’s investment program, there is no assurance that as a particular situation unfolds in the markets, the Portfolio Manager will identify all of the risks that might affect the Fund, rate their probability or potential magnitude correctly, or be able to take appropriate measures to reduce the Fund’s exposure to them. Measures taken with the intention of decreasing exposure to identified risks might have the unintended effect of increasing exposure to other risks.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Both domestic and international equity and fixed income markets have been experiencing heightened volatility and turmoil, and issuers that have exposure to the real estate, mortgage, and credit markets and the sovereign debt of certain nations or their political subdivisions have been particularly affected. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some

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types of debt instruments, which has affected the liquidity of those instruments. As a result, the values of many types of securities, including, but not limited to, mortgage-backed, asset-backed, and corporate debt securities, have been reduced. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline.

The reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. Where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. In particular, the impact of U.S. financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Because the situation in the markets is widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Changes in market conditions will not have the same impact on all types of securities.

Information about Additional Risks

The Fund may engage in certain practices and invest in certain securities in addition to those described as its “principal investment strategies” in its Fund Summary section. For example, to the extent that the Fund engages in borrowing or securities lending, it will be subject to the additional risks associated with these practices.

Borrowing or securities lending would create investment leverage, meaning that certain gains or losses would be amplified, increasing share price movements.

In addition, the Fund may be an investment option for a Neuberger Berman mutual fund that is managed as a “fund of funds.” As a result, from time to time, the Fund may experience relatively large redemptions or investments and could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

When the Fund anticipates adverse market, economic, political or other conditions, or receives large cash inflows, it may temporarily depart from its goal and use a different investment strategy (including leaving a significant portion of its assets uninvested) for defensive purposes. Doing so could help the Fund avoid losses, but may mean lost opportunities. In addition, different factors could affect the Fund’s performance and the Fund may not achieve its goal.

Management of the Fund

Investment Manager

Neuberger Berman Management LLC (the “Manager” or “NBM”), located at 605 Third Avenue, 2nd Floor, New York, NY 10158, is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman Fixed Income LLC (“NBFI” ), located at 190 South LaSalle Street, 24th Floor, Chicago, IL 60608, as sub-adviser to choose the Fund's investments and handle its day-to-day investment business. As investment manager, the Manager is responsible for overseeing the activities of NBFI. Together, the Neuberger Berman affiliates manage approximately $205 billion in total assets (as of 12/31/2012) and continue an asset management history that began in 1939.

The Fund will pay the Manager fees for investment management services at the annual rate of 0.700% of the first $250 million, 0.675% of the next $250 million, 0.650% of the next $250 million, 0.625% of the next $250 million, 0.600% of the

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next $500 million, and 0.575% of the next $2.5 billion of the Fund’s average daily net assets, and 0.550% of its average daily net assets in excess of $4 billion. The amount the Fund pays to the Manager for investment management services will be reduced by the amount of any advisory fee that the Manager receives from the Subsidiary. Each of Class A, Class C and Institutional Class of the Fund will pay the Manager fees at the annual rate of 0.26%, 0.26% and 0.15%, respectively, of the Fund’s average daily net assets allocable to the class for administrative services provided to the class.

A discussion regarding the basis for the approval of the Fund’s investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund’s annual report dated October 2012.

The Manager has obtained “ manager of managers” exemptive relief from the SEC that would permit the Manager, subject to the approval of the Board of Trustees, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement with an unaffiliated subadviser for the Fund without first obtaining shareholder approval. The exemptive order would permit the Fund to add or to change unaffiliated subadvisers or to change the fees paid to such subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Under this order, the Manager would have ultimate responsibility (subject to oversight by the Board) to oversee the subadvisers and recommend their hiring, termination, and replacement. It is not expected that the Manager would normally recommend replacement of an affiliated subadviser as part of its oversight responsibilities. The Fund will notify shareholders of any change in the identity of a subadviser or the addition of a subadviser to the Fund.

Portfolio Managers

Please see the Statement of Additional Information for additional information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager, and each Portfolio Manager’s ownership of Fund shares.

Wai Lee, Ph.D., is a Managing Director of NBM and NBFI. He joined the firm in 2004 and is the Chief Investment Officer and Director of Research for the Quantitative Investment Group. Prior to joining the firm, he was the head of the quantitative engineering group at another asset manager. He also managed an equity portfolio and was a founding member of the equity investment policy group for this asset manager. Mr. Lee has served on the Advisory Board of The Journal of Portfolio Management since 1997.

Hakan Kaya, Ph.D., is a Vice President of NBM and NBFI. He joined the firm in 2008 and is a Portfolio Manager with the Quantitative Investment Group. Prior to joining the firm, he was a consultant at another investment firm where he developed statistical relative value and directional models for commodities investments.

Thomas Sontag is a Managing Director of NBM and NBFI. He has managed fixed income portfolios for NBFI since 2004.

Richard Grau is a Senior Vice President of NBM and NBFI. Mr. Grau has been a portfolio manager at NBFI since 2004.

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About the Fund’s Wholly Owned Subsidiary

The Subsidiary is an exempted company, the members of which have limited liability, incorporated under the laws of the Cayman Islands. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the Internal Revenue Code of 1986, as amended, applicable to “regulated investment companies.” The Fund must maintain no more than 25% of the value of its total assets in the Subsidiary at the end of every quarter of its taxable year.

The Subsidiary is overseen by its own board of directors. However, the Fund’s Board of Trustees maintains oversight responsibility for investment activities of the Subsidiary generally as if the Subsidiary’s investments were held directly by the Fund. The Manager is responsible for the Subsidiary’s day-to-day business pursuant to a separate investment advisory agreement between the Subsidiary and the Manager, and NBFI selects the Subsidiary’ s investments pursuant to a sub-advisory agreement with the Manager. Under these agreements, the Manager and NBFI provide the Subsidiary with the same type of management and subadvisory services, under the same terms, as are provided to the Fund.

In managing the Subsidiary’s investment portfolio, and in adhering to the Fund’s compliance policies and procedures and investment policies and restrictions, the Manager will treat the assets of the Subsidiary generally in the same manner as assets that are held directly by the Fund.

The Subsidiary will pay the Manager for the investment advisory services it receives. The Subsidiary will also bear other fees and expenses it incurs in connection with its operations, such as those for services it receives from third party service providers.

Please refer to the SAI for additional information about the organization and management of the Subsidiary.

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Financial Highlights

Neuberger Berman Risk Balanced Commodity Strategy Fund—Class A

All figures have been derived from the financial statements audited by [                                  ], the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

YEAR ENDED OCTOBER 31,		2012(1)	2013

PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of year		10.00
Plus:	Income from investment operations
	Net investment income (loss)(6)	(0.03)
	Net gains/(losses)—realized and unrealized	(0.13)
	Subtotal: income (loss) from investment operations	(0.16)
Minus:	Distributions to shareholders
	Income dividends	—
	Subtotal: distributions to shareholders	—
Equals:	Share price (NAV) at end of year	9.84
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss)—as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.

Net expenses—actual		1.46(4)(7)
Gross expenses(2)		33.04(4)(7)
Net investment income (loss)—actual		(1.36)(4)(7)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(3)		(1.60)(5)
Net assets at end of year (in millions of dollars)		0.1
Portfolio turnover rate (%)		0(5)

(1)	Period from 8/27/2012 (beginning of operations) to 10/31/2012.
(2)	Shows what this ratio would have been if there had been no expense reimbursement.
(3)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses.
(4)	Annualized.
(5)	Not Annualized.
(6)	The per share amounts have been calculated based on the average number of shares outstanding during the fiscal period.
(7)	Organization expenses, which are non-recurring expenses, are included in the ratio on a non-annualized basis.

18

Financial Highlights

Neuberger Berman Risk Balanced Commodity Strategy Fund—Class C

All figures have been derived from the financial statements audited by [                                  ], the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

YEAR ENDED OCTOBER 31,		2012(1)	2013

PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of year		10.00
Plus:	Income from investment operations
	Net investment income (loss)(6)	(0.04)
	Net gains/(losses)—realized and unrealized	(0.13)
	Subtotal: income (loss) from investment operations	(0.17)
Minus:	Distributions to shareholders
	Income dividends	—
	Subtotal: distributions to shareholders	—
Equals:	Share price (NAV) at end of year	9.83
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss)—as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.

Net expenses—actual		2.21(4)(7)
Gross expenses(2)		35.12(4)(7)
Net investment income (loss)—actual		(2.11)(4)(7)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(3)		(1.70)(5)
Net assets at end of year (in millions of dollars)		0.1
Portfolio turnover rate (%)		0(5)

(1)	Period from 8/27/2012 (beginning of operations) to 10/31/2012.
(2)	Shows what this ratio would have been if there had been no expense reimbursement.
(3)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses.
(4)	Annualized.
(5)	Not annualized.
(6)	The per share amounts have been calculated based on the average number of shares outstanding during the fiscal period.
(7)	Organization expenses, which are non-recurring expenses, are included in the ratio on a non-annualized basis.

19

Financial Highlights

Neuberger Berman Risk Balanced Commodity Strategy Fund—Institutional Class

All figures have been derived from the financial statements audited by [                                     ], the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent annual shareholder report (see back cover).

YEAR ENDED OCTOBER 31,		2012(1)	2013

PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of year		10.00
Plus:	Income from investment operations
	Net investment income (loss)(6)	(0.02)
	Net gains/(losses)—realized and unrealized	(0.14)
	Subtotal: income (loss) from investment operations	(0.16)
Minus:	Distributions to shareholders
	Income dividends	—
	Subtotal: distributions to shareholders	—
Equals:	Share price (NAV) at end of year	9.84
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund’s expenses and net investment income (loss)—as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.

Net expenses—actual		1.10(4)(7)
Gross expenses(2)		25.60(4)(7)
Net investment income (loss)—actual		(0.99)(4)(7)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(3)		(1.60)(5)
Net assets at end of year (in millions of dollars)		5.0
Portfolio turnover rate (%)		0(5)

(1)	Period from 8/27/2012 (beginning of operations) to 10/31/2012
(2)	Shows what this ratio would have been if there had been no expense reimbursement.
(3)	Would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses.
(4)	Annualized.
(5)	Not annualized.
(6)	The per share amounts have been calculated based on the average number of shares outstanding during the fiscal period.
(7)	Organization expenses, which are non-recurring expenses, are included in the ratio on a non-annualized basis.

20

Your Investment
Shares of the Fund generally are available only through investment providers. For Grandfathered Investors (as defined below), Class A and Class C shares of the Funds are also available directly from Neuberger Berman Management LLC. See “ Maintaining Your Account” and “Grandfathered Investors”.

Choosing a Share Class

The Fund offers different classes of shares through this prospectus. Each share class is available through various investment programs or accounts, including certain types of retirement plans and accounts (see limitations below). The services or share classes available to you may vary depending upon how you wish to purchase shares of the Fund.

Each share class represents investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. When you purchase shares of the Fund, you should choose a share class. If none is chosen, your investment will be made in Class A shares.

Factors you should consider in choosing a class of shares include:

■	how long you expect to own the shares
■	how much you intend to invest
■	total expenses associated with owning shares of each class
■
whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option than Class C shares over time, particularly if you qualify for a sales charge reduction or waiver)

■	whether you plan to take any distributions in the near future
■	availability of (and eligibility for) share classes.
Each investor’s financial considerations are different. You should speak with your investment provider to help you decide which share class is best for you.

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Summary of Primary Differences Among Share Classes

Class A Shares
Initial sales charge	Up to 5.75% (reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more)
Contingent deferred sales charge	None (except that a charge of 1.00% applies to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge)
12b-1 fees	0.25% annually
Dividends	Generally higher than Class C due to lower annual expenses and lower than Institutional Class due to higher annual expenses
Purchase maximum	None
Conversion	None
Class C Shares
Initial sales charge	None
Contingent deferred sales charge	1.00% if shares are sold within one year after purchase
12b-1 fees	1.00% annually
Dividends	Generally lower than Class A and Institutional Class due to higher annual expenses
Purchase maximum	See the discussion regarding purchase minimums and maximums in “Maintaining Your Account”
Conversion	None
Institutional Class Shares
Initial sales charge	None
Contingent deferred sales charge	None
12b-1 fees	None
Dividends	Generally higher than Class A and Class C due to lower annual expenses
Purchase maximum	None
Conversion	None
Maintaining Your Account

Purchase of Class A and Class C shares — To open an account and purchase Class A and Class C shares of the Fund, contact any investment provider authorized to sell the Fund's shares. See “Investment Providers” if you are buying shares through an investment provider.

For Grandfathered Investors (as defined below), instructions for buying shares directly from Neuberger Berman Management LLC are under “Buying Shares.”

Purchase of Institutional Class shares — To open an account and purchase Institutional Class shares of the Fund, contact any investment provider authorized to sell the Fund's shares. See “Investment Providers” if you are buying shares through an investment provider.

Institutional Class shares are available for purchase (i) primarily through omnibus accounts (either at the plan level or at the level of the investment provider) by 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, (ii) through omnibus accounts by banks, broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into an agreement with Neuberger Berman Management LLC or an affiliate, purchasing shares on behalf of clients participating in fixed or asset-based fee programs, (iii) by institutional investors, if approved by Neuberger Berman Management LLC, or (iv) by accounts or funds managed by Neuberger Berman Management LLC or an affiliate (including the funds in the Neuberger Berman family of funds).

When you buy shares — Investment checks must be drawn on a U.S. bank.

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When you buy shares, you will receive the next share price to be calculated after your order has been accepted. Purchase orders are deemed “accepted” when the Fund's transfer agent has received payment for the shares. In the case of certain institutional investors, Neuberger Berman Management LLC will process purchase orders when received on the basis of a pre-existing arrangement to make payment by the following morning. In addition, if you have established a systematic investment program (SIP) with the Fund, your order is deemed accepted on the date you pre-selected on your SIP application for the systematic investments to occur.

If you use an investment provider, you should check with that provider to find out by what time your purchase order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that the Fund's share price could change on days when you are unable to buy shares.

Whenever you make an initial investment in the Fund or add to your existing account (except with an automatic investment), you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through an investment provider should contact their investment provider for information regarding transaction statements.

Purchase minimums — The minimum initial investment in Class A or Class C shares is $1,000. Additional investments in Class A or Class C shares can be as little as $100. The minimum initial investment in Institutional Class shares is $1 million. These minimums may be waived in certain cases. See the Statement of Additional Information for more information.

Purchase maximums — For Class C shares, a purchase transaction may not (1) be $1 million or above or (2) increase an investor’s aggregate holdings in Class C shares to $1 million or above.

In addition, if you have significant holdings in the fund family, you may not be eligible to invest in Class C shares. Specifically, you may not purchase Class C shares if you are eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See “Sales Charges” and the Statement of Additional Information for more information regarding sales charge discounts.

When you sell shares — To sell shares you bought through an investment provider, contact your investment provider. See “Investment Providers” if you are selling shares through an investment provider. For Grandfathered Investors, instructions for selling shares are under “Selling Shares.”

When you sell shares, you will receive the next share price to be calculated after your order has been accepted, minus any applicable contingent deferred sales charge. Redemption orders are deemed “accepted” when the Fund's transfer agent has received your order to sell.

If you use an investment provider, you should check with that provider to find out by what time your redemption order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that the Fund's share price could change on days when you are unable to sell shares.

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see “Medallion Signature Guarantees”).

When selling Class A or Class C shares in an account that you do not intend to close, remember to leave at least $1,000 worth of shares in the account. When selling Institutional Class shares in an account that you do not intend to close, remember to leave at least $1 million worth of shares in the account. Otherwise, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and redeem the proceeds.

The Fund reserves the right to pay in kind for redemptions. The Fund does not redeem in kind under normal circumstances, but would do so when the Board of Trustees has determined that it is in the best interests of the Fund's shareholders as a whole. Institutional Class shareholders are urged to call 800-366-6264 before effecting any large redemption.

Class A and Class C only — If you notify your investment provider, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the Fund or another fund in the fund family provided the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, reinvestment can be made without a sales charge if the new receiving account has the same registration as the closed account. Proceeds from a redemption and all

23

dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or Class C shares will be credited to your account. Proceeds will be reinvested at the next calculated net asset value after your request is accepted. Redemption proceeds from a systematic withdrawal plan are not eligible for reinvestment without a sales charge. This paragraph does not apply to rollover investments as described under “Rollovers from retirement plans to IRAs.”

Uncashed checks — We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. Checks will not be forwarded if the address of record is incorrect. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

When you exchange Class A and Class C shares — Generally, you can move an investment from one fund to a comparable class of another fund in the fund family (or to an eligible money market fund outside the fund family) through an exchange of shares or by electing to use your cash distributions from one fund to purchase shares of the other fund, both without a sales charge. Exchanges from eligible money market funds outside the fund family will be subject to applicable sales charges on the fund being purchased, unless the eligible money market fund shares were acquired through an exchange from a fund in the fund family having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gains from a fund in the fund family having a sales charge. Currently, most, but not all, funds in the fund family offer Class A and Class C shares.

When you exchange Institutional Class shares — Generally, you can move an investment from one fund to a comparable class of another fund in the fund family (or to an eligible money market fund outside the fund family) through an exchange of shares or by electing to use your cash distributions from one fund to purchase shares of the other fund.

When you exchange shares — There are three things to remember when making an exchange:

■	both accounts must have the same registration
■	you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved
■	because an exchange is treated as a sale of the exchanged shares for tax purposes, consider any tax consequences before placing your order.
The exchange privilege can be withdrawn from any investor that we believe is trying to “time the market” or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders. Contact your investment provider to see if it allows you to take advantage of the fund exchange program and for its policies to effect an exchange.

Grandfathered Investors generally are also eligible to take advantage of the exchange privilege assuming that they meet the requirements set forth above.

Placing orders by telephone — If you use an investment provider, contact your investment provider for its policies regarding telephone orders.

Grandfathered Investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as the Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery.

Proceeds from the sale of shares — For Class A and Class C shares, the proceeds from the shares you sell are generally sent out within three business days after your order is executed, and nearly always within seven days. For Institutional Class shares, the proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly

24

always within seven days. When you sell shares through your investment provider, contact your provider to find out when proceeds will be sent to you. There are two cases in which proceeds may be delayed beyond this time:

■	in unusual circumstances where the law allows additional time if needed
■	if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Fund does not issue certificates for shares.

Other policies — Under certain circumstances, the Fund reserves the right to:

■	suspend the offering of shares
■	reject any exchange or purchase order
■	suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
■	change, suspend, or revoke the exchange privilege
■	suspend the telephone order privilege
■	satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
■
suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when trading on the New York Stock Exchange (“Exchange”) is restricted, or as otherwise permitted by the Securities and Exchange Commission (“SEC”)

■	change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors
■	remain open and process orders to purchase or sell Fund shares when the Exchange is closed.

Medallion Signature Guarantees

You may need a Medallion signature guarantee when you sell shares directly or through an investment provider. A Medallion signature guarantee is a guarantee that your signature is authentic.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account or to the instructions for distribution of proceeds. We reserve the right to require a Medallion signature guarantee on any transaction at our discretion.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

A notarized signature from a notary public is not a Medallion signature guarantee.

Investment Providers

The shares available in this prospectus can be purchased through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The minimum aggregate size for each investment provider’s account with the Fund is $1 million for Institutional Class shares. This minimum does not apply to your individual account; however, your investment provider may establish a minimum size for individual accounts. Neuberger Berman Management LLC can waive this $1 million minimum for investment providers in appropriate cases.

The fees and policies outlined in this prospectus are set by the Fund and by Neuberger Berman Management LLC. However, if you use an investment provider, most of the information you will need for

25

managing your investment will come from that provider. This includes information on how to buy and sell shares, investor services, and additional policies.

If you use an investment provider, contact that provider to buy or sell shares of the Fund described in this prospectus.

Most investment providers allow you to take advantage of the fund exchange program, which is designed for moving an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares. Currently, most, but not all, funds in the fund family offer Class A and Class C shares.

In exchange for the services it offers, your investment provider may charge fees that are in addition to those described in this prospectus.

Additional Payments to Investment Providers

Neuberger Berman Management LLC and/or its affiliates pay additional compensation, out of their own resources and not as an expense of the Fund, to certain investment providers or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Fund shares. If your investment provider receives such payments, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Fund to you. If you have purchased shares of the Fund through an investment provider, please speak with your investment provider to learn more about any payments it receives from Neuberger Berman Management LLC and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments by Neuberger Berman Management LLC or its affiliates will not change the net asset value or the price of the Fund's shares. For more information, please see the Fund's Statement of Additional Information.

Distribution and Shareholder Servicing Fees

The Fund has adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, Class A and Class C pay the Fund's distributor, Neuberger Berman Management LLC, a fee at an annual rate of 0.25% and 1.00%, respectively, of their average net assets to compensate financial intermediaries for providing distribution related services to the Fund and/or administrative or shareholder services to Fund shareholders. Neuberger Berman Management LLC may also retain part of this fee as compensation for providing these services. These fees increase the cost of investment. Because these fees are paid out of the Fund’s assets on an on-going basis, over the long term they could result in higher overall costs than other types of sales charges.

Information Required From New Accounts

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your investment provider acting on our behalf) will require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

26

Retirement Plans and Accounts

If you use an investment provider, contact that provider for information on retirement plans or accounts it may make available for investment in Fund shares.

Rollovers from Retirement Plans to IRAs

Assets from a retirement plan may be invested in Class A or Class C shares through an individual retirement account (“IRA”) rollover. Assets from a retirement plan invested in Class A shares through an IRA rollover will be subject to applicable sales charges and the terms and conditions generally applicable to Class A share investments described in this prospectus and in the Statement of Additional Information.

Internet Access

If you use an investment provider, contact that provider about the services and information it provides on the Internet.

Share Prices

Because Class A shares of the Fund have an initial sales charge, the price you pay for each Class A share of the Fund is the offering price, which is the Fund's net asset value per share plus any applicable sales charge. The initial sales charge for Class A shares of the Fund may be eliminated in certain circumstances. Because Class C shares of the Fund do not have an initial sales charge, the price you pay for each Class C share of the Fund is the Fund's net asset value per share. Unless a contingent deferred sales charge is applied, the Fund pays you the full share price when you sell Class A or Class C shares (see “Sales Charges” for more information).

Because Institutional Class shares of the Fund do not have a sales charge, the price you pay for each Institutional Class share of the Fund is the Fund's net asset value per share. Similarly, because there are no fees for selling Institutional Class shares, the Fund pays you the full share price when you sell Institutional Class shares.

If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.

The Fund is open for business every day the Exchange is open. The Exchange is generally closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. The Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com.

The Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see “Maintaining Your Account” for information on placing orders). If you use an investment provider, you should check with that provider to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

Share Price Calculations

The net asset value per share of each class of the Fund is the total value of Fund assets attributable to shares of that class minus the liabilities attributable to that class, divided by the total number of shares outstanding for that class. Because the value of the Fund’s portfolio securities changes every business day, its share price usually changes as well.

27

Equity securities held by the Fund generally are valued by one or more independent pricing services approved by the Board of Trustees at the last reported sale price or official closing price or, if there is no reported sale or official closing price, on the basis of market quotations. Debt securities (other than short-term securities) held by the Fund generally are valued by one or more independent pricing services approved by the Board of Trustees on the basis of market quotations. Short-term securities held by the Fund may be valued on the basis of amortized cost.

If a valuation for a security is not available from an independent pricing service or if Neuberger Berman Management LLC believes in good faith that the valuation does not reflect the amount the Fund would receive on a current sale of that security, the Fund seeks to obtain quotations from principal market makers. If such quotations are not readily available, the Fund may use a fair value estimate made according to methods approved by the Board of Trustees. The Fund may also use these methods to value certain types of illiquid securities. Fair value pricing generally will be used if the market in which a portfolio security trades closes early or if trading in a particular security was halted during the day and did not resume prior to the Fund’s net asset value calculation.

The Fund may also fair value securities that trade in a foreign market if significant events that appear likely to affect the value of those securities occur between the time the foreign market closes and the time the Exchange closes. Significant events may include (1) corporate actions or announcements that affect a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts that affect a country or region, or (4) significant domestic or foreign market fluctuations.

The effect of using fair value pricing is that a portfolio security will be priced based on the subjective judgment of Neuberger Berman Management LLC, operating under procedures approved by the Board of Trustees, instead of being priced using valuations from an independent pricing service. Fair value pricing can help to protect the Fund by reducing arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing will completely prevent dilution of the Fund’s net asset value by such traders

Privileges and Services

If you purchase shares through an investment provider, consult your investment provider for information about privileges and services. If you are a Grandfathered Investor, see “Grandfathered Investors” for information about privileges and services.

Sales Charges

Class A Sales Charges — The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

28

	Sales charges as a percentage of:
Investment	Offering Price	Net amount invested	Dealer commission as a percentage of offering price

Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	2.75%	2.83%	2.25%
$500,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more and certain other investments described below	None	None	See below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

Except as provided below, investments in Class A shares of $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within 18 months of purchase. The contingent deferred sales charge is a percentage of the original purchase price or the current market value of the shares being sold, whichever is less.

Class A purchases not subject to sales charges — The following investments are not subject to any initial or contingent deferred sales charge if Neuberger Berman Management LLC is properly notified of the nature of the investment:

■	investments in Class A shares by Grandfathered Investors (see “Grandfathered Investors” for more information)
■
investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer’s load-waived A share program with the fund family.

Neuberger Berman Management LLC may pay investment providers up to 1% on investments made in Class A shares with no initial sales charge. The Fund may reimburse Neuberger Berman Management LLC for all or a portion of these payments through its plans of distribution. See “Distribution and Shareholder Servicing Fees” for additional information regarding the Fund's plans of distribution.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment providers authorized to sell funds in the fund family, employees of Neuberger Berman and members of the Fund's Board of Trustees. See the Statement of Additional Information for more information.

Class C Sales Charges — Class C shares are sold without any initial sales charge. For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Any contingent deferred sales charge paid by you on investments in Class C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Sales Charge Reductions and Waivers - Contingent deferred sales charge waivers”. The contingent deferred sales charge is a percentage of the original purchase price or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest. Neuberger Berman Management LLC pays

29

1% of the amount invested to investment providers who sell Class C shares. See “Distribution and Shareholder Servicing Fees” for information regarding the Fund's plans of distribution.

Sales Charge Reductions and Waivers

To receive a reduction in your Class A initial sales charge, you or your investment provider must let Neuberger Berman Management LLC know at the time you purchase shares that you qualify for such a reduction. If you or your investment provider does not let Neuberger Berman Management LLC know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you or your investment provider to provide Neuberger Berman Management LLC with information and records (including account statements) of all relevant accounts invested in the fund family. To have your Class A or Class C contingent deferred sales charge waived, you or your investment provider must let Neuberger Berman Management LLC know at the time you redeem shares that you qualify for such a waiver.

In addition to the information below, you may obtain more information about sales charge reductions and waivers from the Statement of Additional Information, from your investment provider or at http://www.nb.com.

Reducing your Class A initial sales charge — Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent if recognized under local law — and your children under the age of 21) may combine all of your investments in the fund family to reduce your Class A sales charge.

Aggregating accounts to reduce Class A initial sales charge — To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

■
trust accounts established by the above individuals (please see the Statement of Additional Information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased)

■	solely controlled business accounts
■	single-participant retirement plans.
Concurrent purchases to reduce Class A initial sales charge — You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more funds in the fund family to qualify for a reduced Class A sales charge.

Rights of accumulation to reduce Class A initial sales charge — You may take into account your accumulated holdings in all share classes of the fund family to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment provider’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals. Please see the Statement of Additional Information for details. You should retain any records necessary to substantiate the historical amounts you have invested. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your accounts in the fund family.

Letter of Intent to reduce Class A initial sales charge — You may reduce your Class A sales charge by establishing a letter of intent. A letter of intent allows you to combine all purchases of all share classes of funds in the fund family you intend to make over a 13-month period (the “Period”) to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the Period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the Period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the Period do not qualify you for the applicable sales charge reduction. Employer sponsored retirement plans may be restricted from establishing a letter of intent. See “Sales Charges” for more information.

Right of reinvestment — Please see “Maintaining Your Account — When you sell shares” for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

30

Contingent deferred sales charge waivers — The contingent deferred sales charge on Class A and Class C shares may be waived in the following cases:

■	permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which contingent deferred sales charge would apply to the initial shares purchased
■	tax-free returns of excess contributions to IRAs
■	redemptions due to death or post-purchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities)
■	distributions from an IRA upon the shareholder’s attainment of age 59½
■
the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the Statement of Additional Information for more information about waivers regarding these types of transactions):

(i) redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 ½
(ii) if you have established a systematic withdrawal plan directly with the Fund, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash); and
(iii) if no commission or transaction fee is paid by the distributor to authorized dealers at the time of purchase.

Exchanges of shares — Exchanges of shares are generally not subject to any applicable sales charges. However, exchanges from eligible money market funds outside the fund family will be subject to applicable sales charges on the fund being purchased, unless the eligible money market fund shares were acquired through an exchange from a fund in the fund family having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gains from a fund in the fund family having a sales charge.

Distributions and Taxes

Distributions — The Fund pays out to its shareholders any net investment income and net realized capital gains. Ordinarily, the Fund makes any distributions once a year (in December). The Fund may make additional distributions, if necessary, to avoid income or excise taxes.

Unless you designate otherwise, your income dividends and capital gain distributions from the Fund will be reinvested in additional shares of the distributing Class of the Fund. However, if you prefer, you may receive all distributions in cash or reinvest capital gain distributions but receive income dividends in cash. Distributions taken in cash can be sent to you by check or by electronic transfer to a designated bank account or invested in shares of the same Class of another fund in the fund family with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must consult it about whether your income dividends and capital gain distributions will be reinvested in additional shares of the distributing Class of the Fund or paid to you in cash.

How distributions are taxed — Except for tax-advantaged retirement plans and accounts and other tax-exempt investors (collectively, “exempt investors”), all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.

Fund distributions to IRAs, Roth IRAs, and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement plans and accounts generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are treated for federal income tax purposes as if they had been paid the previous December 31. Your tax statement (see “Taxes and You”) will help clarify this for you.

31

Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss (“dividends”) are taxed as ordinary income. However, for individual shareholders who satisfy certain holding period and other restrictions with respect to their Fund shares on which the dividends are paid, the Fund’s dividends attributable to “qualified dividend income” (generally, dividends the Fund receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) are subject to maximum federal income tax rates that are lower than the rates for ordinary income.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxed as long-term capital gain and for certain individual shareholders are subject to maximum federal income tax rates that are lower than the rates for ordinary income. Whether the Fund’s capital gain distributions are treated as long-term or short-term gain depends on how long the Fund held the securities it sold that generated the gain, not on when you bought your shares of the Fund or whether you reinvested your distributions.

How share transactions are taxed — When you sell (redeem) or exchange Fund shares, you generally will realize a taxable gain or loss. For certain individual shareholders, any capital gain recognized on a redemption or exchange of Fund shares that have been held for more than one year will qualify for maximum federal income tax rates that are lower than the rates for ordinary income.

Additional tax — Beginning in 2013 an individual shareholder’s distributions from the Fund and gains recognized from the redemption of Fund shares will be subject to a 3.8% federal tax to the extent the individual’s “net investment income” (which generally includes dividends, interest, and net gains from the disposition of investment property) is greater than the excess of his or her “modified adjusted gross income” over a specified threshold. This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. You should consult your own tax professional regarding the effect, if any, this provision may have on your investment in Fund shares.

Taxes and You

The taxes you actually owe on Fund distributions and share transactions can vary with many factors, such as your marginal tax bracket, how long you held your shares and whether you owe federal alternative minimum tax.

How can you figure out your tax liability on Fund distributions and share transactions? One helpful tool is the tax statement that we or your investment provider sends you after the end of each calendar year. It details the distributions you received during the past year and shows their tax status. That statement, or a separate statement from us or your investment provider, covers your share transactions.

Most importantly, consult your tax professional. Everyone’s tax situation is different, and your tax professional should be able to help you answer any questions you may have.

Backup Withholding

The Fund is required to withhold at the backup withholding rate from the money you are otherwise entitled to receive from its distributions and redemption proceeds (regardless of whether you realized a gain or loss) if you are an individual or certain other non-corporate shareholder who fails to provide a correct taxpayer identification number to the Fund. Withholding at that rate also is required from the Fund’s distributions to which you are otherwise entitled if you are such a shareholder and the Internal Revenue Service tells us that you are subject to backup withholding or you are subject to backup withholding for any other reason.

If you use an investment provider, you must supply your signed taxpayer identification number form (generally Form W-9) to your investment provider, and it must supply its taxpayer identification number to us, in order to avoid backup withholding.

32

Buying Shares Before a Distribution

The money the Fund earns, either as net income or as net capital gains, is reflected in its share price until it distributes the money. At that time, the amount of the distribution is deducted from the share price. Because of this, if you buy shares of the Fund just before it makes a distribution, you will end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

Generally, if you are investing in the Fund through a tax-advantaged retirement plan or account or are otherwise an exempt investor, there are no current tax consequences to you from distributions.

Basis Determination and Reporting

Your basis in Fund shares acquired after December 31, 2011 (collectively, “Covered Shares”) will be determined in accordance with the Fund’s default method, which is average basis, unless you affirmatively elect in writing (which may be electronic) to use a different method acceptable to the Internal Revenue Service. The basis determination method may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption. The Fund must report to the Internal Revenue Service and furnish to its shareholders the basis information for Covered Shares. See “Distributions and Taxes” in the SAI for more information about the rules regarding basis determination and the Fund’s reporting obligation. You should consult with your tax professional to determine the best basis determination method for your tax situation and to obtain more information about how the basis determination law applies to you.

Grandfathered Investors

“Grandfathered Investors” are investors in any fund in the Neuberger Berman family of funds who hold their shares directly with Neuberger Berman, who established accounts in Investor Class or Trust Class shares prior to March 1, 2008, and who have continuously maintained an account directly with Neuberger Berman since that date. A Grandfathered Investor’s “immediate family” (his or her spouse — or equivalent if recognized under local law — and his or her children under the age of 21) are also deemed “Grandfathered Investors.” A Grandfathered Investor’s mother, father, sister, or brother may open a custodial account for the Grandfathered Investor’s minor children. Grandfathered Investors do not include any investment providers who have accounts with a fund or shareholders who invest through such investment providers.

Statements and Confirmations — Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

Systematic Investments — This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 or more a month (for Institutional Class, once you make an initial minimum investment of at least $1 million). You choose the schedule and amount. Your investment money may come from an eligible money market fund outside the fund family or your bank account.

Systematic Withdrawals — This plan lets you arrange withdrawals of at least $100 from a fund in the fund family on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

Electronic Bank Transfers — When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

FUNDfone® — Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366.

33

Dollar-Cost Averaging

Systematic investing allows you to take advantage of the principle of dollar-cost averaging. When you make regular investments of a given amount — say, $100 a month — you will end up investing at different share prices over time. When the share price is high, your $100 buys fewer shares; when the share price is low, your $100 buys more shares. Over time, this can help lower the average price you pay per share.

Dollar-cost averaging cannot guarantee you a profit or protect you from losses in a declining market. But it can be beneficial over the long term.

Internet Access

Grandfathered Investors with Internet access can enjoy many valuable and time-saving features by visiting us at www.nb.com.

The site offers more complete information on our funds, including current performance data, portfolio manager interviews, tax information plus educational articles, news and analysis. You can tailor the site so it serves up information that is most relevant to you.

As a Fund shareholder, you can use the web site to access account information 24 hours a day.

Retirement Plans and Accounts

We offer Grandfathered Investors a number of tax-advantaged plans and accounts for retirement saving:

Traditional IRAs allow money to grow tax-deferred until you take it out, usually at or after retirement. Contributions are deductible for some investors, but even when they are not, an IRA can be beneficial.

Roth IRAs offer tax-free growth like a traditional IRA, but instead of tax-deductible contributions, the withdrawals are tax-free for investors who meet certain requirements.

Also available: SEP-IRA, SIMPLE-IRA, Keogh, and other types of plans. Coverdell Education Savings Accounts (formerly Education IRAs), though not for retirement savings, also are available. Consult your tax professional to find out which types of plans or accounts may be beneficial for you. Call 800-877-9700 for information on any Neuberger Berman retirement plan or account.

34

If you are a Grandfathered Investor buying or selling shares, instructions are provided in the following charts.

Buying Shares – Grandfathered Investors

Method	Things to know	Instructions
Sending us a check
Your first investment must be at least $1,000

Additional investments can be as little as $100

We cannot accept cash, money orders, starter checks, cashier’s checks, travelers checks, or other cash equivalents

You will be responsible for any losses or fees resulting from a bad check; if necessary, we may sell other shares belonging to you in order to cover these losses

All checks must be made out to “Neuberger Berman Funds”; we cannot accept checks made out to you or other parties and signed over to us

Fill out the application and enclose your check

If regular first-class mail, send to:

Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

If express delivery, registered mail, or
certified mail, send to:

Neuberger Berman Funds
c/o State Street Bank and Trust Company
30 Dan Road
Canton, MA 02021

Wiring money	All wires must be for at least $1,000
Before wiring any money, call 800-877-9700 for an order confirmation

Have your financial institution send your wire to State Street Bank and Trust Company

Include your name, the Fund name, your account number and other information as requested

Exchanging from another fund
All exchanges must be for at least $1,000

Both accounts involved must be registered in the same name, address and taxpayer ID number

An exchange order cannot be cancelled or changed once it has been placed
Call 800-877-9700 to place your order
By telephone	We do not accept phone orders for a first investment Additional shares will be purchased when your order is accepted Not available on retirement accounts	Call 800-877-9700 to notify us of your purchase Immediately follow up with a wire or electronic transfer
Setting up systematic investments	All investments must be at least $100 (and for Institutional Class, in addition to an initial minimum investment of at least $1 million)	Call 800-877-9700 for instructions

35

Selling Shares – Grandfathered Investors

Method	Things to know	Instructions
Sending us a letter
Unless you instruct us otherwise, we will mail your proceeds by check to the address of record, payable to the registered owner(s); checks will not be forwarded

If you have designated a bank account on your application, you can request that we wire the proceeds to this account; if the total balance of all of your Neuberger Berman fund accounts is less than $100,000, you will be charged an $8.00 wire fee

You can also request that we send the proceeds to your designated bank account by electronic transfer (ACH) without a fee

You may need a Medallion signature guarantee

Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you

Send us a letter requesting us to sell shares signed by all registered owners; include your name, account number, the Fund name, the dollar amount or number of shares you want to sell, and any other instructions

If regular first-class mail, send to:

Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:

Neuberger Berman Funds
c/o State Street Bank and Trust Company
30 Dan Road
Canton, MA 02021

Sending us a fax	For amounts of up to $100,000 Not available if you have changed the address on the account in the past 15 days	Write a request to sell shares as described above Call 800-877-9700 to obtain the appropriate fax number
Calling in your order
All phone orders to sell shares must be for at least $1,000 unless you are closing out an account

Not available if you have declined the phone option or are selling shares in certain retirement accounts (The only exception is for those retirement shareholders who are at least 59½ or older and have their birthdates on file)

Not available if you have changed the address on the account in the past 15 days
Call 800-877-9700 to place your order Give your name, account number, the Fund name, the dollar amount or number of shares you want to sell, and any other instructions
Exchanging into another fund
All exchanges must be for at least $1,000

Both accounts involved must be registered in the same name, address and taxpayer ID number

An exchange order cannot be cancelled or changed once it has been placed
Call 800-877-9700 to place your order
Setting up systematic withdrawals	Withdrawals must be at least $100	Call 800-877-9700 for instructions

36

Market Timing Policy

Frequent purchases, exchanges and redemptions of Fund shares (“market-timing activities”) can interfere with effective Fund management and adversely affect Fund performance in various ways, including by requiring a portfolio manager to liquidate portfolio holdings at a disadvantageous time or price, by increasing costs (such as brokerage costs) to the Fund by requiring a portfolio manager to effect more frequent purchases and sales of portfolio securities, and possibly by requiring a portfolio manager to keep a larger portion of Fund assets in cash, all of which could adversely affect the interests of long-term shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be “timing the market” or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege; or suspend the telephone order privilege.

Neuberger Berman Management LLC applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Fund will be able to eliminate all market-timing activities.

Portfolio Holdings Policy

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.

The complete portfolio holdings for the Fund are available at www.nb.com/holdings and are generally posted 15-30 days after the end of each calendar quarter.

The Fund's complete portfolio holdings will remain available at this website until the subsequent quarter-end holdings have been posted. Complete portfolio holdings for the Fund will also be available in reports on Form N-Q and Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

Fund Structure

The Fund uses a “multiple class” structure. The Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Class A, Class C and Institutional Class shares of the Fund.

Related Performance

Neuberger Berman Management LLC also manages other separate accounts with investment objectives, policies and strategies that are similar but not identical to the Fund.  Below you will find information about the prior performance of [______] Composite.  [______] Composite consists of separate accounts that [________].  The total asset size of all the separate accounts comprising the [______] Composite as of December 31, 2013 was approximately $[_] million.

The separate accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance result of the [______] Composite.

The performance of [______] Composite does not represent the past performance of the Fund and is not an indication of the future performance of the Fund. You should not assume that the Fund will have the same performance as [______] Composite. The performance of the Fund may be better or worse than the performance of [______] Composite due to, among other things, differences in portfolio holdings, sales charges, expenses, asset sizes, and cash flows between the Fund and the separate accounts in [______] Composite.  The separate accounts in [______] Composite generally have lower expenses and are sold through different distribution channels than the Fund. The performance of [______] Composite has not been adjusted to reflect the [higher] fees and expenses of the Fund.  If the performance had been so adjusted, returns would have been lower than those shown.

The bar chart below shows how the “gross” and “net” performance of [______] Composite has varied from year to year.  The table beside the chart shows what the “gross” and “net” returns of [______] Composite would equal if you averaged out actual performance over various lengths of time.  “Gross” performance has not been adjusted to reflect the expenses of the separate accounts that comprise [______] Composite.  If these expenses were reflected, the returns shown would be lower.  “Net” performance is calculated from gross returns after deducting the highest investment advisory fee charged to the separate accounts that comprise [______] Composite.

This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
2003	2004	2005	2006	2007	2008	2009	2010	2011	2012

Best quarter: Q3'12, 12.00% gross; Q3'12, 11.52% net Worst quarter: Q3'11, -9.70% gross; Q3'11, -10.05% net Year-to-date performance as of 9/30/2013: -6.62% gross; -7.65% net

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/13*
	1 Year	Since Inception (5/18/2010)
Commodities Fund
Gross-of-Fee Returns	4.04	8.60
Net-of-Fee Returns	2.30	6.80
DJ-UBS Commodity Index	-1.06	4.19

[*	Performance for [ ] has been calculated in a manner that differs from the performance calculations the SEC requires for registered funds. The [ ] is not registered with the SEC.]

37

NEUBERGER BERMAN ALTERNATIVE FUNDS

Class A, Class C and Institutional Class Shares

If you would like further details on this Fund you can request a free copy of the following documents:

Shareholder Reports. The shareholder reports offer information about the Fund, including:

■	a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund’s performance during the last fiscal year
■	Fund performance data and financial statements
■	portfolio holdings.

Statement of Additional Information (SAI). The SAI contains more comprehensive information on the Fund, including:

■	various types of securities and practices, and their risks
■	investment limitations and additional policies
■	information about the Fund’s management and business structure.

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management LLC
Sub-adviser: Neuberger Berman Fixed Income LLC

Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
877-628-2583
Website: www.nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520. They are also available from the EDGAR Database on the SEC’s website at www.sec.gov.

You may also view and copy the documents at the SEC’s Public Reference Room in Washington.
Call 202-551-8090 for information about the operation of the Public Reference Room.

The Fund’s current net asset value per share is made available at https://www.nb.com/funds/mutual_funds/ (click on “Prices”, select asset class “Alternative” from the drop-down menu, and then select a share class from the drop-down menu).

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman Group LLC. “Neuberger Berman Management LLC” and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management LLC. ©2013 Neuberger Berman Management LLC. All rights reserved.

SEC file number: 811-21715
M0203 [      ]

NEUBERGER BERMAN ALTERNATIVE FUNDS

STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY [         ], 2014

Fund	Institutional Class	Class A	Class C
Neuberger Berman Dynamic Real Return Fund	NDRIX	NDRAX	NDRCX

605 Third Avenue, 2nd Floor, New York, NY 10158-0180 Shareholder Services 800.877.9700 Institutional Services 800.366.6264 www.nb.com

Neuberger Berman Dynamic Real Return Fund (the “Fund”) is a mutual fund that offers shares pursuant to a prospectus dated February [        ], 2014.

That prospectus and the summary prospectus (together, the “Prospectus”) provide more information about the Fund that you should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management LLC (“NB Management”), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the appropriate number listed above for your share class. You should read the Prospectus and consider the investment objective, risks and fees and expenses of the Fund carefully before investing.

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus.  This SAI is not an offer to sell any shares of any class of the Fund.  A written offer can be made only by a prospectus.

No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman Group LLC. “Neuberger Berman Management LLC” and the Fund name in this SAI are either service marks or registered service marks of Neuberger Berman Management LLC. ©2014 Neuberger Berman Management LLC. All rights reserved. ©2014 Neuberger Berman LLC. All rights reserved. ©2014 Neuberger Berman Fixed Income LLC. All rights reserved.

TABLE OF CONTENTS

Page

INVESTMENT INFORMATION	4
Investment Policies and Limitations	4
Cash Management and Temporary Defensive Positions	7
Additional Investment Information	7

PERFORMANCE INFORMATION	67

TRUSTEES AND OFFICERS	67
Information about the Board of Trustees	67
Information about the Officers of the Trust	73

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES	84
Investment Manager and Administrator	84
Management and Administration Fees	85
Contractual Expense Limitations	86
Expense Waiver	87
Sub-Adviser	87
Portfolio Manager Information	88
Other Investment Companies or Accounts Managed	91
Management and Control of NB Management and NBFI	92

DISTRIBUTION ARRANGEMENTS	92
Distributor	92
Revenue Sharing	93
Distribution Plan (Class A Only)	94
Distribution Plan (Class C Only)	95
Distribution Plan (Class A and Class C)	95

ADDITIONAL PURCHASE INFORMATION	96
Share Prices and Net Asset Value	96
Subscriptions in Kind	98
Financial Intermediaries	98
Automatic Investing and Dollar Cost Averaging	98

ADDITIONAL EXCHANGE INFORMATION	100

ADDITIONAL REDEMPTION INFORMATION	101
Suspension of Redemptions	101
Redemptions in Kind	102
Abandoned Property	102

CONVERSION INFORMATION	102

DIVIDENDS AND OTHER DISTRIBUTIONS	102

ii

ADDITIONAL TAX INFORMATION	103
Taxation of the Fund	103
Taxation of the Fund’s Shareholders	108

FUND TRANSACTIONS	111
Expense Offset Arrangement	114
Portfolio Turnover	114
Proxy Voting	114

PORTFOLIO HOLDINGS DISCLOSURE	115
Portfolio Holdings Disclosure Policy	115
Portfolio Holdings Disclosure Procedures	116
Portfolio Holdings Approved Recipients	116

REPORTS TO SHAREHOLDERS	117

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS	117

CUSTODIAN AND TRANSFER AGENT	118

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	118

LEGAL COUNSEL	118

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	118

REGISTRATION STATEMENT	119

FINANCIAL STATEMENTS	119

APPENDIX A – Long-Term and Short-Term Debt Securities Rating Descriptions	A-1

APPENDIX B – SALES CHARGE REDUCTIONS AND WAIVERS	B-1

iii

INVESTMENT INFORMATION

The Fund is a separate operating series of Neuberger Berman Alternative Funds (formerly known as Neuberger Berman Institutional Liquidity Funds prior to October 14, 2010) (“Trust”), a Delaware statutory trust since February 15, 2005, that is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.

The Fund commenced operations on December 19, 2012.

The following information supplements the discussion of the Fund’s investment objective, policies, and limitations in the Prospectus. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund are not fundamental.

Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust (“Fund Trustees”) without shareholder approval. The fundamental investment policies and limitations of the Fund may not be changed without the approval of the lesser of:

(1)   67% of the units of beneficial interest (“shares”) of the Fund present at a meeting at which more than 50% of the outstanding shares of the Fund are present or represented, or

(2)  a majority of the outstanding shares of the Fund.

These percentages are required by the Investment Company Act of 1940, as amended (“1940 Act”), and are referred to in this SAI as a “1940 Act majority vote.”

NB Management has delegated to Neuberger Berman Fixed Income LLC (“NBFI”) day-to-day management of the Fund. Throughout this SAI, the term “Manager” refers to NB Management or NBFI, as appropriate.

Investment Policies and Limitations

Except as set forth in the investment limitation on borrowing and the investment limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Fund. If events subsequent to a transaction result in the Fund exceeding the percentage limitation on borrowing or the percentage limitation on illiquid securities, the Manager will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

The following investment policies and limitations are fundamental:

1. Borrowing.  The Fund may not borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes and for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33 1/3% of the value of the

Fund’s total assets, the Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

2. Commodities. The Fund may not purchase physical commodities, except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief or unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts, options, foreign currencies or forward contracts, swaps, caps, collars, floors and other financial instruments or from investing in securities of any kind.

3. Diversification. The Fund may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities (“U.S. Government and Agency Securities”) or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

4. Industry Concentration.  The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities (“U.S. Government and Agency Securities”), securities of other investment companies and tax-exempt securities or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities, loans, loan participations or other forms of direct debt instruments or (ii) by engaging in repurchase agreements.

6. Real Estate.  The Fund may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

7. Senior Securities.  The Fund may not issue senior securities, except as permitted under the 1940 Act.

8. Underwriting.  The Fund may not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”).

The Fund has the following additional fundamental investment policy:

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

For purposes of the limitation on commodities, the restriction does not prevent the Fund from investing in a wholly owned subsidiary, thereby gaining exposure to the investment returns of commodities markets within the limitations of the federal tax requirements, or from investing in commodity-linked derivative instruments.

For purposes of the limitation on commodities, the Fund does not consider foreign currencies or forward contracts to be physical commodities.

For purposes of the Fund’s industry concentration policy, the Fund will not exclude tax-exempt securities that are issued by municipalities to finance non-governmental projects, such as hospitals (i.e., private activity bonds or industrial revenue bonds), from the industry concentration policy. In addition, the Fund will look through to underlying investments of the investment companies, including ETFs but excluding money market funds, in which the Fund has invested for purposes of determining the percentage of the Fund’s total assets that are invested in the securities of issuers having their principal business activities in the same industry.

The following investment policies and limitations are non-fundamental:

1. Lending.  Except for the purchase of debt securities, loans, loan participations or other forms of direct debt instruments and engaging in repurchase agreements, the Fund may not make any loans other than securities loans.

2. Margin Transactions.  The Fund may not purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

3. Illiquid Securities.  The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

4. Investment by a Fund of Funds. If shares of the Fund are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such fund, the Fund will not purchase securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

Senior Securities. The SEC has taken the position that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include reverse repurchase agreements, short sales, futures and options positions, forward contracts and when-issued securities. However, the SEC has clarified that, if the Fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the SEC will not raise senior securities issues under the 1940 Act.

Cash Management and Temporary Defensive Positions

For temporary defensive purposes, or to manage cash pending investment or payout, the Fund may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, money market funds, and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

In reliance on an SEC exemptive rule, the Fund may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7 under the 1940 Act, whether or not advised by NB Management or an affiliate, under specified conditions.  Among other things, the conditions preclude the Fund from paying a sales charge, as defined in rule 2830(b) of the NASD Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”) (“sales charge”), or a service fee, as defined in that rule, in connection with its purchase or redemption of the money market fund’s or unregistered fund’s shares, or the Fund’s investment adviser must waive a sufficient amount of its advisory fee to offset any such sales charge or service fee.

Additional Investment Information

The Fund, as indicated below, may make the following investments, among others; some of which are part of the Fund’s principal investment strategies and some of which are not. The principal risks of the Fund’s principal investment strategies are discussed in the Prospectus. The Fund may not buy all of the types of securities or use all of the investment techniques that are described.

The Fund, when it invests in other investment companies, including exchange-traded funds (“underlying funds”), is indirectly exposed to the investment practices of the underlying funds in which it invests, and is therefore subject to all risks associated with the practices of the underlying funds.  Currently, the underlying funds the Fund intends to invest in include the Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Risk Balanced Commodity Strategy Fund, Neuberger Berman High Income Bond Fund and Neuberger Berman Floating Rate Income Fund.  This SAI is not an offer to sell shares of any of these underlying funds.  Shares of these underlying funds are only sold through the currently effective prospectus for each underlying fund.  For more information about any of these underlying funds, please see their prospectus, which is available at www.nb.com.  Unless otherwise noted herein, the investment practices and associated risks detailed below also include those to which the Fund indirectly may be exposed through its investment in underlying funds.  Unless otherwise noted herein, any references to investments made by the Fund include those that may be made both directly and indirectly by the Fund through its investments in underlying funds.

Illiquid Securities.  Generally, an illiquid security is a security that cannot be expected to be sold or disposed of within seven days at approximately the price at which it is valued by the Fund. Illiquid securities may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless the Manager, acting pursuant to guidelines established by the Fund Trustees, determines they are liquid. Most such securities held by the Fund are deemed liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the

United States. Illiquid securities may be difficult for the Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Fund may be subject to legal restrictions, which could be costly to the Fund.

Policies and Limitations.  The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities.

Repurchase Agreements.  In a repurchase agreement, the Fund purchases securities from a bank that is a member of the Federal Reserve System or also from a foreign bank or from a U.S. branch or agency of a foreign bank or from a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. The Manager monitors the creditworthiness of sellers.  If the Fund enters into a repurchase agreement subject to foreign law and the counter-party defaults, the Fund may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law and may suffer delays and losses in disposing of the collateral as a result.

Policies and Limitations.  Repurchase agreements with a maturity or demand feature of more than seven days are considered to be illiquid securities. The Fund may not enter into a repurchase agreement with a maturity or demand feature of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Fund may enter into a repurchase agreement only if (1) the underlying securities (excluding maturity and duration limitations) are of a type that the Fund’s investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund’s account by its custodian or a bank acting as the Fund’s agent.

Securities Loans.  The Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors, provided that cash or equivalent collateral, initially equal to at least 102% (105% in the case of foreign securities) of the market value of the loaned securities, is maintained by the borrower with the Fund or with the Fund’s lending agent, who holds the collateral on the Fund’s behalf. Thereafter, cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is to be continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower that has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower.  The Fund does not have the right to vote on securities while they are on loan.  However, it is the Fund’s policy to attempt to terminate loans in time to vote those proxies that the Fund has determined are material to the interests of the Fund.  The Manager believes the risk of loss on these transactions is slight because if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Fund may loan securities through a separate operating unit of Neuberger

Berman LLC (“Neuberger Berman”) or an affiliate of Neuberger Berman, acting as agent. The Fund also may loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order.  The Fund may also loan securities through other third parties not affiliated with Neuberger Berman who would act as agent to lend securities to principal borrowers. The Fund may also borrow a security for purposes of effecting a short sale of such security.  See “Short Sales” for additional information on the Fund’s activities related to borrowing securities.

Policies and Limitations.  The Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets (taken at current value) to banks, brokerage firms, or other institutional investors. Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be initially equal to at least 102% (105% in the case of foreign securities) of the market value of the loaned securities, which will also be marked to market daily.  Thereafter, the collateral must be equal to at least 100% of the market value of the loaned securities.  See “Cash Management and Temporary Defensive Positions” for information on how the cash collateral may be invested.  The Fund does not count the collateral for purposes of any investment policy or limitation that requires the Fund to invest specific percentages of its assets in accordance with its principal investment program.

Restricted Securities and Rule 144A Securities.  The Fund may invest in “restricted securities,” which generally are securities that may only be resold to the public pursuant to an effective registration statement under the 1933 Act or an exemption from registration.  Regulation S under the 1933 Act is an exemption from registration that permits, under certain circumstances, the resale of restricted securities in offshore transactions, subject to certain conditions, and Rule 144A under the 1933 Act is an exemption that permits the resale of certain restricted securities to qualified institutional buyers.

Since its adoption by the SEC in 1990, Rule 144A has facilitated trading of restricted securities among qualified institutional investors.  To the extent restricted securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund expects that it will be able to dispose of the securities without registering the resale of such securities under the 1933 Act.  However, to the extent that a robust market for such 144A securities does not develop, or a market develops but experiences periods of illiquidity, investments in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager, acting under guidelines established by the Fund Trustees, will determine whether investments in Rule 144A securities are liquid or illiquid.

Where an exemption from registration under the 1933 Act is unavailable, or where an institutional market is limited, the Fund may, in certain circumstances, be permitted to require the issuer of restricted securities held by the Fund to file a registration statement to register the resale of such securities under the 1933 Act.  In such case, the Fund will typically be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to resell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, or the value of the security were to decline, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

Policies and Limitations.  To the extent restricted securities, including Rule 144A securities, are deemed illiquid, holdings thereof will be subject to the Fund’s 15% limitation on investments in illiquid securities.

Reverse Repurchase Agreements.  In a reverse repurchase agreement, the Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in the Fund’s net asset value (“NAV”) and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.  The Manager monitors the creditworthiness of counterparties to reverse repurchase agreements.

Policies and Limitations.  Reverse repurchase agreements are considered borrowings for purposes of the Fund’s investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Fund will deposit in a segregated account with its custodian, or designate on its records as segregated, cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Fund’s obligations under the agreement.

Banking and Savings Institution Securities. These include CDs, time deposits, bankers’ acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers’ acceptances in which the Fund invests typically are not covered by deposit insurance.

A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers’ acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital, which can fluctuate significantly when interest rates change. Also, general economic conditions, consolidation and competition among banking and savings institutions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

In response to recent market conditions, the U.S. Government is taking a variety of measures to increase the regulation of depository institutions and their holding companies. On July 21, 2010, the President signed into law the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which significantly impacts the financial services industry, including the regulation and operation of depository institutions and their holding companies by establishing various mechanisms to identify failing banks, the failure of which could pose a threat to the overall stability of the financial system. Uncertainty exists at this time with respect to the full impact and compliance burden of the Dodd-Frank Act on the operations and profitability of depository institutions and their holding companies, as the Dodd-Frank Act delegates to various federal agencies the task of implementing its many provisions through regulation, ensuring that federal rules and policies governing U.S. banking institutions will be developing for years to come. Based on the provisions of the Dodd-Frank Act and anticipated implementing regulations, it is highly likely that depository institutions and their holding companies will be subject to significantly increased regulation and compliance obligations. Accordingly, investments in bank paper may not yield expected returns as implementation of the Dodd-Frank Act through agency rulemaking and other guidance may significantly curtail the operations and profitability of banks and their holding companies.

In addition, securities of foreign banks and foreign branches of U.S. banks may involve investment risks in addition to those relating to domestic bank obligations. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, and the possible adoption of foreign governmental restrictions that might adversely affect the payment of principal and interest on such obligations. In addition, foreign banks and foreign branches of U.S. banks may be subject to less stringent reserve requirements and non-U.S. issuers generally are subject to different accounting, auditing, reporting and recordkeeping standards than those applicable to U.S. issuers.

Variable or Floating Rate Securities; Demand and Put Features. Variable rate and floating rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, weekly, monthly, or semi-annually) or automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, “Adjustable Rate Securities”) ordinarily is determined by reference to a particular bank’s prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

Adjustable Rate Securities frequently permit the holder to demand payment of the obligations’ principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the Fund’s quality standards. Accordingly, in purchasing these securities, the Fund relies primarily on the creditworthiness of the credit instrument issuer or the insurer. The Fund can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Fund to sell the security to the issuer or third party at a specified price. The Fund may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

Policies and Limitations. The Fund may not invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer. For purposes of this limitation, the Fund excludes securities that do not rely on the credit instrument or insurance for their ratings, i.e., stand on their own credit. In calculating its dollar-weighted average maturity and duration, the Fund is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, the Manager considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

Purchases with a Standby Commitment to Repurchase. When the Fund purchases municipal obligations, it also may acquire a standby commitment obligating the seller to repurchase the obligations at an agreed upon price on a specified date or within a specified period. A standby commitment is the equivalent of a nontransferable “put” option held by the Fund that terminates if the Fund sells the obligations to a third party.

The Fund may enter into standby commitments only with banks and (if permitted under the 1940 Act) securities dealers determined to be creditworthy. The Fund’s ability to exercise a standby commitment depends on the ability of the bank or securities dealer to pay for the obligations on exercise of the commitment. If a bank or securities dealer defaults on its commitment to repurchase such obligations, the Fund may be unable to recover all or even part of any loss it may sustain from having to sell the obligations elsewhere.

Although the Fund currently does not intend to invest in standby commitments, the Fund reserves the right to do so in the future. By enabling the Fund to dispose of municipal obligations at a predetermined price prior to maturity, this investment technique allows the Fund to be fully invested while preserving the flexibility to make commitments for when-issued securities, take advantage of other buying opportunities, and meet redemptions.

Standby commitments are valued at zero in determining NAV. The maturity or duration of municipal obligations purchased by the Fund is not shortened by a standby commitment. Therefore, standby commitments do not affect the dollar-weighted average maturity or duration the Fund’s investment portfolio.

Policies and Limitations. The Fund will not acquire standby commitments with a view to exercising them when the exercise price exceeds the current value of the underlying obligations; the Fund will do so only to facilitate portfolio liquidity.

Participation Interests of Municipal Obligations. The Fund may purchase from banks participation interests in all or part of specific holdings of short-term municipal obligations. Each participation interest is backed by an irrevocable letter of credit issued by a selling bank determined by the Manager to be creditworthy. The Fund has the right to sell the participation interest back to the bank, usually after seven days’ notice, for the full principal amount of its participation, plus accrued interest, but only (1) to provide portfolio liquidity, (2) to maintain portfolio quality, or (3) to avoid losses when the underlying municipal obligations are in default. Although the Fund currently does not intend to acquire participation interests, it reserves the right to do so in the future.

Leverage.  The Fund may engage in transactions that have the effect of leverage.  Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in the Fund’s NAV. Although the principal of such borrowings will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for the Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund’s total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to the Fund’s shareholders as dividends, if any, will be reduced. Reverse repurchase agreements create leverage and are considered borrowings for purposes of the Fund’s investment limitations.  In addition, securities lending transactions, when issued transactions, Financial Instruments (as defined below), and short sales may create leverage.

Policies and Limitations.  The Fund may make investments while borrowings are outstanding.  The Fund may borrow money for investment purposes, however, in general, the Fund does not intend to do so.  The Fund also may use leverage to purchase securities needed to close out short sales or to obtain the collateral needed to borrow a security in order to effect a short sale of that security.  The Fund may engage in transactions that have the effect of leverage for investment purposes and hedging.

Foreign Securities.  The Fund may invest in securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include banks, non-U.S. governments, and quasi-governmental organizations. Investments in foreign securities involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of the unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as investors.  It may be difficult to invoke legal process or to enforce contractual obligations abroad, and it may be especially difficult to sue a foreign government in the courts of that country.

The Fund also may invest in equity, debt, or other securities that are denominated in or indexed to foreign currencies, including (1) common and preferred stocks, (2) CDs (including similar time deposits), commercial paper, fixed time deposits, and bankers’ acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (a) adverse changes in foreign exchange rates, (b) nationalization, expropriation, or confiscatory taxation, and (c) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on portfolio transactions.

Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. The inability of the Fund to settle security purchases or sales due to settlement problems could cause the Fund to pay additional expenses, such as interest charges.

Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government’s fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

The Fund may invest in ADRs, European Depository Receipts (“EDRs”), Global Depository Receipts (“GDRs”) and International Depository Receipts (“IDRs”). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. However, they are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying securities are denominated in foreign currency. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.  EDRs, IDRs and GDRs involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Issuers of the securities underlying sponsored depositary receipts, but not unsponsored depositary receipts, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored depositary receipts is less likely to reflect the effect of such information.

The risks of foreign investing are generally heightened in emerging markets. Securities traded in certain emerging market countries may be subject to risks in addition to risks typically posed by foreign debt investing due to the inexperience of financial intermediaries, the lack of modern technology and lack of a sufficient capital base to expand business operations.

Policies and Limitations.  The Fund is not restricted in the amount it may invest in foreign securities including foreign securities denominated in any one foreign currency.

Securities of Issuers in Emerging Market Countries.  The risks described above for foreign securities may be heightened in connection with investments in emerging market countries. Historically, the markets of emerging market countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, emerging market countries may have less stable governments; may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets; and may have less protection of property rights than more developed countries. The economies of emerging market countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

In determining where an issuer of a security is based, the Manager may consider such factors as where the company is legally organized, maintains its principal corporate offices and/or conducts its principal operations.

Additional costs could be incurred in connection with the Fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the Fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Certain risk factors related to emerging market countries include:

Currency fluctuations.  The Fund’s investments may be valued in currencies other than the U.S. dollar. Certain emerging market countries’ currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the Fund’s securities holdings would generally depreciate and vice versa. Consistent with its investment objective, the Fund can engage in certain currency transactions to hedge against currency fluctuations. See “Foreign Currency Transactions” below.

Government regulation.  The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the United States. Certain emerging market countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. While the Fund will only invest in markets where these restrictions are considered acceptable by the Manager, a country could impose new or additional repatriation restrictions after the Fund’s investment. If this happened, the Fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the Fund’s liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the Fund, or the Fund may have to pay a premium to purchase those equity securities, due to foreign shareholders already holding the maximum amount legally permissible.

While government involvement in the private sector varies in degree among emerging market countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any emerging market country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the Fund’s investments.

Less developed securities markets.  Emerging market countries may have less well developed securities markets and exchanges. These markets have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks.  Settlement systems in emerging market countries are generally less well organized than developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the Fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the Fund to suffer a loss. The Fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the Fund will be successful in eliminating this risk, particularly as counterparties operating in emerging market countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the Fund.

Investor information.  The Fund may encounter problems assessing investment opportunities in certain emerging market securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the Manager will seek alternative sources of information, and to the extent it may not be satisfied with the sufficiency of the information obtained with respect to a particular market or security, the Fund will not invest in such market or security.

Taxation.  Taxation of dividends received and net capital gains realized by non-residents varies among emerging market countries and, in some cases, is comparatively high. In addition, emerging market countries typically have less well-defined tax laws and procedures, and such laws may permit retroactive taxation so that the Fund could in the future become subject to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Litigation.  The Fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies.

Fraudulent securities.  Securities purchased by the Fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the Fund.

Risks of Investing in Frontier Emerging Market Countries. Frontier emerging market countries are countries that have smaller economies or less developed capital markets than traditional emerging markets.  Frontier emerging market countries tend to have relatively low gross national product per capita compared to the larger traditionally-recognized emerging markets. The frontier emerging market countries include the least developed countries even by emerging markets standards.  The risks of investments in frontier emerging market countries include all the risks described above for investment in foreign securities and emerging markets, although these risks are magnified in the case of frontier emerging market countries.

Structured Notes.  The Fund may invest in structured notes, such as participatory notes, issued by banks or broker-dealers that are designed to replicate the performance of an underlying indicator.  Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure or index. Generally, investments in such notes are used as a substitute for positions in underlying indicators.  Structured notes are a type of equity-linked derivative which generally are traded over-the-counter (“OTC”). The performance results of structured notes will not replicate exactly the performance of the underlying indicator that the notes seek to replicate due to transaction costs and other expenses.

Investments in structured notes involve the same risks associated with a direct investment in the underlying indicator the notes seek to replicate. The return on a structured note that is linked to a particular underlying indicator generally is increased to the extent of any dividends paid in connection with the underlying indicator. However, the holder of a structured note typically does not receive voting rights and other rights as it would if it directly owned the underlying indicator. In addition, structured notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Fund. Structured notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and the Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a structured note against the issuer of an underlying indicator. Structured notes involve transaction costs. Structured notes may be considered illiquid and, therefore, structured notes considered illiquid will be subject to the Fund’s percentage limitation on investments in illiquid securities.

Forward Commitments and When-Issued Securities.  The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily within two months, although the Fund may agree to a longer settlement period). These transactions may involve mortgage-backed securities such as GNMA, Fannie Mae and Freddie Mac certificates. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued and delayed delivery purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

When-issued and delayed delivery purchases and forward commitment transactions enable the Fund to “lock in” what the Manager believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might purchase a security on a when-issued, delayed delivery or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. When issued, delayed-delivery and forward commitment transactions are subject to the risk that a counterparty may fail to complete the purchase or sale of the security. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. To reduce this risk, the Fund will enter into transactions with established counterparties and the managers will monitor the creditworthiness of such counterparties.

The value of securities purchased on a when-issued, delayed delivery or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Fund’s NAV starting on the date of the agreement to purchase the securities. Because the Fund has not yet paid for the securities, this produces an effect similar to leverage. The Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. Because the Fund is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the value of the Fund’s interests. The purchase of securities on a when-issued or delayed delivery basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund’s NAV as long as the commitment to sell remains in effect.

When-issued, delayed-delivery and forward commitment transactions may cause the Fund to liquidate positions when it may not be advantageous to do so in order to satisfy its purchase or sale obligations.

Policies and Limitations.  The Fund will purchase securities on a when-issued or delayed delivery basis, or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it has been entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize capital gains or losses in connection with these transactions.

The Fund may also enter into a TBA agreement and “roll over” such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage- backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by the Fund.

When the Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, the Fund will deposit in a segregated account with its custodian, or designate on its records as segregated, until payment is made, appropriate liquid securities having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, the portfolio securities will be held in a segregated account, or the portfolio securities will be designated on the Fund’s records as segregated, while the commitment is outstanding. These procedures are designed to ensure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases and forward commitment transactions.

Futures Contracts, Options on Futures Contracts, Options on Securities and Indices, Forward Contracts, and Options on Foreign Currencies, and Swap Agreements (collectively, “Financial Instruments”)

Futures Contracts and Options on Futures Contracts.  The Fund may purchase and sell futures contracts (sometimes referred to as futures) and options thereon to manage cash flow; for hedging purposes (i.e., to attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to attempt to hedge against changes in prevailing currency exchange rates); or for non-hedging purposes (i.e., to attempt to enhance income).

The Fund may purchase and sell stock index futures contracts and may purchase and sell options thereon. For purposes of managing cash flow, the Portfolio Managers may use such futures and options to increase the Fund’s exposure to the performance of a recognized securities index, such as the S&P 500 Index.

Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits the Fund to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. For example, (i) futures contracts on single stocks, interest rates, and securities indices (including on narrow-based indices) and options thereon may be used as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon may be used as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Fund.

The value of a futures contract tends to increase or decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if the Fund had purchased the underlying instrument directly. The Fund may purchase futures contracts to fix what the Manager believes to be a favorable price for securities the Fund intends to purchase. When the Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the Fund had sold the underlying instrument. The Fund may sell futures contracts to offset a possible decline in the value of its portfolio securities. In addition, the Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge to attempt to compensate for anticipated differences in volatility between positions the Fund may wish to hedge and the standardized futures contracts available to it, although this may not be successful in all cases.

The Fund may invest in commodity-linked futures contracts either directly or through a wholly owned subsidiary.  Commodity-linked futures contracts are generally based upon commodities within six main commodity groups: (1) energy, which includes, among others, crude oil, brent crude oil, gas oil, natural gas, gasoline and heating oil; (2) livestock, which includes, among others, feeder cattle, live cattle and hogs; (3) agriculture, which includes, among others, wheat (Kansas wheat and Chicago wheat), corn, soybeans; (4) industrial metals, which includes, among others, aluminum, copper, lead, nickel and zinc; (5) precious metals, which includes, among others, gold and silver; (6) softs, which includes cotton, coffee, sugar and cocoa. The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (these benefits are sometimes referred to as the “convenience yield”). To the extent that these storage costs change for an underlying commodity while the Fund is long futures contracts on that commodity, the value of the futures contract may change proportionately.

With respect to currency futures, the Fund may sell a currency futures contract or a call option thereon, or may purchase a put option on a currency futures contract, if the Manager anticipates that exchange rates for a particular currency will fall. Such a transaction will be used as a hedge (or, in the case of a sale of a call option, a partial hedge) against a decrease in the value of portfolio securities denominated in that currency. If the Manager anticipates that exchange rates for a particular currency will rise, the Fund may purchase a currency futures contract or a call option thereon to protect against an increase in the price of securities that are denominated in that currency and that the Fund intends to purchase. The Fund also may purchase a currency futures contract or a call option thereon for non-hedging purposes when the Manager anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held in the Fund’s investment portfolio.

A “purchase” of a futures contract (or a “long” futures position) entails the buyer’s assumption of a contractual obligation to purchase the instrument underlying the contract at a specified price at a specified future time. A “sale” of a futures contract (or a “short” futures position) entails the seller’s assumption of a contractual obligation to sell the instrument underlying the contract at a specified price at a specified future time.

Certain futures, including stock and bond index futures and futures not calling for the physical delivery or acquisition of the instrument underlying the contract, are settled on a net cash payment basis rather than by the delivery of the underlying instrument. In addition, although futures contracts by their terms may call for the physical delivery or acquisition of the instrument underlying the contract, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of the underlying instrument whenever it appears economically advantageous for it to do so.

The Fund may enter into futures contracts and options thereon that are traded on exchanges regulated by the Commodity Futures Trading Commission (“CFTC”) or on foreign exchanges. U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as “contract markets” by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In U.S. markets, an exchange’s affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange. Trading on foreign exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and to the rules of such foreign exchange, and may not involve a clearing mechanism and related guarantees.

“Margin” with respect to a futures contract is the amount of assets that must be deposited by the Fund with, or for the benefit of, a futures commission merchant or broker in order to initiate (in the case of initial margin) and maintain (as variation margin) the Fund’s futures positions. Initial margin is the margin deposit made by the Fund when it enters into a futures contract; it is intended to assure performance of the contract by the Fund. If the price of the futures contract changes – (i.e., increases, in the case of a short (sale) position or decreases in the case of a long (purchase) position), the Fund will be required to post variation margin. However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess variation margin will be transferred to the Fund. The futures commission merchant or futures clearing house member that assists the Fund in entering into and clearing futures contracts may require a third type of margin, excess margin. In computing its NAV, the Fund will mark to market the value of its open futures positions. The Fund also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant or broker holding the margin deposit goes bankrupt, the Fund could suffer a delay in recovering excess margin or other funds and could ultimately suffer a loss.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

Although the Fund believes that the use of futures contracts and options will benefit it, if the Manager’s judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Fund’s overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts and options are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts or options and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Fund’s futures or options position and the securities held by or to be purchased for the Fund. The currency futures or options market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

Under certain circumstances, futures exchanges may limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. Daily limits govern only price movements during a particular trading day, however; they do not limit potential losses. In fact, a daily limit may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Fund, it could (depending on the size of the position) have an adverse impact on the Fund’s NAV.

Many electronic trading facilities that support futures trading are supported by computer-based component systems for the order, routing, execution, matching, registration or clearing of trades. The Fund’s ability to recover certain losses may be subject to limits on ability imposed by the system provider, the market, the clearing house or member firms.

Single stock and narrow-based security index futures, and options thereon, have not been permitted to trade in the United States until very recently. Therefore, it may be very difficult, at least initially, to predict how the markets in these instruments will behave, particularly in unusual circumstances. In addition, as some of the markets on which such instruments will trade are also new (such as derivatives transaction execution facilities or “DTEFs”), they have no operating history. In addition, DTEFs are principal markets; therefore, no clearing house in effect guarantees performance of the counter-party to a contract executed on a DTEF.

Call Options on Securities.  The Fund may write covered call options and purchase call options on securities. The Fund generally writes call options on securities for hedging purposes (i.e., to attempt to reduce, at least in part, the effect on the Fund’s NAV of price fluctuations of securities held by the Fund) or to earn premium income. When writing call options, the Fund writes only “covered” call options on securities it owns. The Fund may purchase call options for hedging or non-hedging purposes. Portfolio securities on which the Fund may write and purchase call options are purchased solely on the basis of investment considerations consistent with the Fund’s investment objective.

When the Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Fund will receive a premium for writing a call option. So long as the obligation of the call option continues, the Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Fund may be obligated to deliver securities underlying an option at less than the market price.

The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of “naked” or uncovered call options, which the Fund will not do), but is capable of enhancing the Fund’s total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline.

If a call option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If a call option that the Fund has written is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

When the Fund purchases a call option, it pays a premium to the writer for the right to purchase a security from the writer for a specified amount at any time until a certain date.  The Fund generally would purchase a call option to offset a previously written call option or to protect itself against an increase in the price of a security it intends to purchase.

Put Options on Securities.  The Fund may write and purchase put options on securities. The Fund generally writes and purchases put options on securities for hedging purposes (i.e., to attempt to reduce, at least in part, the effect on the Fund’s NAV of price fluctuations of securities held by the Fund). However, the Fund also may write and purchase put options for non-hedging purposes. Portfolio securities on which the Fund may write and purchase put options are purchased solely on the basis of investment considerations consistent with the Fund’s investment objective.

When the Fund writes a put option, it is obligated to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Fund will receive a premium for writing a put option. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

When the Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Fund generally would purchase a put option to protect itself against a decrease in the market value of a security it owns.

General Information About Options on Securities.  The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. European-style options are exercisable only immediately prior to their expiration date. The obligation under any option written by the Fund terminates upon expiration of the option or, at an earlier time, when the Fund offsets the option by entering into a “closing purchase transaction” to purchase an option of the same series. If an option is purchased by the Fund and is never exercised or closed out, the Fund will lose the entire amount of the premium paid.

Options are traded both on U.S. national securities exchanges and in the OTC market. Options also are traded on foreign exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Fund and a counter-party, with no clearing organization guarantee. Thus, when the Fund sells (or purchases) an OTC option, it generally will be able to “close out” the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Fund originally sold (or purchased) the option. There can be no assurance that the Fund would be able to liquidate an OTC option at any time prior to expiration. Unless the Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party’s insolvency, the Fund may be unable to liquidate its options position and the associated cover. The Manager monitors the creditworthiness of dealers with which the Fund may engage in OTC options transactions.

The premium the Fund receives (or pays) when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium the Fund receives when it writes an option is recorded as a liability on the Fund’s statement of assets and liabilities. This liability is adjusted daily to the option’s current market value.

Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Fund will be able to effect closing transactions at favorable prices. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it might otherwise not have bought), in which case it would continue to be at market risk on the security.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

The Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than deliver the security from its inventory. In those cases, additional brokerage commissions are incurred.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities close, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

Policies and Limitations. The assets used as cover (or segregated) for OTC options written by the Fund will be considered illiquid and thus subject to the Fund’s 15% limitation on illiquid securities, unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Put and Call Options on Securities Indices.  The Fund may write and purchase put and call options on securities indices.  The Fund generally writes and purchases put and call options on securities indices for hedging purposes (i.e., to attempt to hedge against the risk of price movements that would adversely affect the value of the Fund’s securities or securities the Fund intends to buy).  However, the Fund also may write and purchase put and call options on securities indices for non-hedging purposes. The Fund may write options on securities indices to close out positions in such options that it has purchased.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of the securities indices on which options are available.

For purposes of managing cash flow, the Fund may purchase put and call options on securities indices to increase its exposure to the performance of a recognized securities index, such as the S&P 500 Index.

Unlike a securities option, which gives the holder the right to purchase or obligates the holder to sell a specified security at a specified price, a securities index option gives the holder the right to receive a cash “exercise settlement amount” equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date, (2) multiplied by a fixed “index multiplier.” A securities index fluctuates with changes in the market values of the securities included in the index.

Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange (“NYSE”), and other U.S. and foreign exchanges. All securities index options purchased by the Fund will be listed and traded on an exchange.

Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

Foreign Currency Transactions.  The Fund may enter into contracts for the purchase or sale of a specific currency at a future date (usually less than one year from the date of the contract) at a fixed price (“forward contracts”). The Fund also may engage in foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. The Fund may enter into forward contracts for hedging or non-hedging purposes.

The Fund may enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates (i.e., as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies). Forward contract transactions include forward purchases or sales of foreign currencies to protect against decreases in the U.S. dollar value of securities held or increases in the U.S. dollar cost of securities to be acquired by the Fund or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. When the Fund engages in foreign currency transactions for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency materially in excess of the value of its portfolio securities or other assets denominated in that currency. In addition, the Fund may enter into forward contracts for non-hedging purposes when the Manager anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held in the Fund’s investment portfolio.

Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and the prices at which they are selling various currencies.

At the consummation of a forward contract to purchase or sell foreign currency, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by engaging in an offsetting transaction. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

The Manager believes that the use of foreign currency hedging techniques, including “proxy-hedges,” can provide significant protection of NAV in the event of a general increase or decrease in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would decline if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in the value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the behavior of the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

However, a hedge or a proxy-hedge cannot protect against exchange rate risks perfectly, and, if the Manager is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established. If the Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of the Fund’s securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Fund may experience delays in the settlement of its foreign currency transactions.

The Fund may purchase securities of an issuer domiciled in a country other than the country in whose currency the security is denominated. The Fund also may invest in securities denominated in currency baskets that consist of a selected group of currencies.

Options on Foreign Currencies.  The Fund may write and purchase covered call and put options on foreign currencies. The Fund may use options on foreign currencies to protect against decreases in the U.S. dollar value of securities held or increases in the U.S. dollar cost of securities to be acquired by the Fund or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. In addition, the Fund may write and purchase covered call and put options on foreign currencies for non-hedging purposes (i.e., when the Manager anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held in the Fund’s investment portfolio). The Fund may write covered call and put options on any currency in order to realize greater income than would be realized on portfolio securities alone.

Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

Swap Agreements.  The Fund may enter into swap agreements to manage or gain exposure to particular types of investments (including commodities, equity securities or indices of equity securities in which the Fund otherwise could not invest efficiently). In a swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period.

Swap agreements may be illiquid.  Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund’s performance. The risks of swap agreements depend upon the Fund’s ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Moreover, the use of a swap agreement also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. If a firm’s creditworthiness declines, the value of the agreement might decline, potentially resulting in losses. Changing conditions in a particular market area, such as those recently experienced in the subprime mortgage market, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of the counterparty. For example, the counterparty may have experienced, as a result of its exposure to the subprime market, losses that adversely affect its creditworthiness. If a default occurs by the other party to such transaction, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

The swaps market was largely unregulated prior to the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) on July 21, 2010. It is possible that developments in the swaps market, including the issuance of final implementing regulations under the Dodd-Frank Act, could adversely affect the Fund’s ability to enter into swaps in the OTC market (or require that certain of such instruments be exchange-traded and centrally-cleared), support those trades with collateral, terminate new or existing swap agreements, or realize amounts to be received under such instruments.

Credit Default Swaps.  In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap. The Fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, the Fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. If the Fund is the credit default protection seller, the Fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If the Fund is the credit default protection buyer, the Fund will be required to pay premiums to the credit default protection seller. In the case of a physically settled credit default swap in which the Fund is the protection seller, the Fund must be prepared to pay par for and take possession of debt of a defaulted issuer delivered to the Fund by the credit default protection buyer. Any loss would be offset by the premium payments the Fund receives as the seller of credit default protection.

Total Return Swaps.  The Fund may enter into total return swaps (“TRS”) to obtain exposure to a security or market without owning or taking physical custody of such security or market.  The Fund may either be a total return receiver or payer. Generally, the total return payer sells to the total return receiver an amount equal to all cash flows and price appreciation on a defined security or asset payable at periodic times during the swap term (i.e., credit risk) in return for a periodic payment from the total return receiver based on designated index (e.g., LIBOR) and spread plus the amount of any price depreciation on the reference security or asset. The total return payer does not need to own the underlying security or asset to enter into a total return swap. The final payment at the end of the swap term includes final settlement of the current market price of the underlying reference security or asset, and payment by the applicable party for any appreciation or depreciation in value. Usually, collateral must be posted by the total return receiver to secure the periodic interest-based and market price depreciation payments depending on the credit quality of the underlying reference security and creditworthiness of the total return receiver, and the collateral amount is marked-to-market daily equal to the market price of the underlying reference security or asset between periodic payment dates.

TRS agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market.  TRS may effectively add leverage to the Fund’s portfolio because, in addition to its net assets, the Fund would be subject to investment exposure on the notional amount of the swap.  If the Fund is the total return receiver in a TRS, then the credit risk for an underlying asset is transferred to the Fund in exchange for its receipt of the return (appreciation) on that asset. If the Fund is the total return payer, it is hedging the downside risk of an underlying asset but it is obligated to pay the amount of any appreciation on that asset.

Interest Rate Swaps.  In a typical interest-rate swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may agree to exchange the principal amount. Mortgage swap agreements are similar to interest-rate swap agreements, except the notional principal amount is tied to a reference pool of mortgages.

Among other techniques, the Fund may use interest rate swaps to protect against declines in the value of fixed income securities held by the Fund.  In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty to pay a floating rate multiplied by the same notional amount. If long-term interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. The Fund may also enter into constant maturity swaps, which are a variation of the regular interest rate swap. Constant maturity swaps are exposed to changes in long-term interest rate movements.

Commodity-Linked Swaps.  Commodity-linked swaps are two party contracts in which the parties agree to exchange the return or interest rate on one instrument for the return of a particular commodity, commodity index or commodities futures or options contract. The payment streams are calculated by reference to an agreed upon notional amount. A one-period swap contract operates in a manner similar to a forward or futures contract because there is an agreement to swap a commodity for cash at only one forward date. The Fund may engage in swap transactions that have more than one period and therefore more than one exchange of commodities. The Fund may invest in total return commodity swaps to gain exposure to the overall commodity markets. In a total return commodity swap, the Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund will pay a fixed fee, established at the outset of the swap.  However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund will pay an adjustable or floating fee. With “floating” rate, the fee is pegged to a base rate such as the London Interbank Offered Rate (“LIBOR”), and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.

A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms. In an interest rate cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest-rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest-rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

Policies and Limitations. In accordance with SEC staff requirements, the Fund will segregate cash or appropriate liquid assets in an amount equal to its obligations under swap agreements.

Combined Transactions.  The Fund may enter into multiple transactions including multiple options transactions, multiple interest rate transactions and any combination of options and interest rate transactions, instead of a single Financial Instrument as part of a single or combined strategy when, in the judgment of the Manager, it is in the best interests of the Fund to do so (i.e., a combined transaction). A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by the Fund based on the Manager’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund’s management objective.

Regulatory Limitations on Using Futures, Options on Futures, and Swaps. Under  recent amendments to CFTC Regulation 4.5, if the Fund uses futures, options on futures, or swaps other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options  that are "in-the-money" at the time of purchase are “in-the-money”) may not exceed 5% of the Fund’s net asset value, or alternatively, the aggregate net notional value of those positions may not exceed 100% of the Fund's net asset value (after taking into account unrealized profits and unrealized losses on any such positions).  The CFTC amendments became effective on April 24, 2012, but the CFTC also provided that swaps may be excluded from the computation of trading limits until December 31, 2012.  When the CFTC adopted these amendments, it further provided “grandfather” relief so that RICs that filed exemption notices prior to April 24, 2012, under CFTC Regulation 4.5 as that regulation was in effect prior to that date, could continue to operate in accordance with those exemptions through December 31, 2012.  In addition, pursuant to a CFTC staff no-action letter issued on July 13, 2012, RICs may file a notice to claim no-action relief for new funds launched after that date under the conditions of CFTC Regulation 4.5 as that regulation was in effect prior to April 24, 2012, and such no-action relief will expire on December 31, 2012.  It is currently expected that the Fund will file such a notice to claim that no-action relief.  After December 31, 2012, if the Fund exceeds the limits described above, the Fund’s Manager would be required to register as a commodity pool operator with respect to the Fund.  It is currently expected that the Fund will likely exceed the limits described above and the Fund’s Manager will be required to register as a commodity pool operator with respect to the Fund.  Commodity pool operator registration and regulation will increase the regulatory requirements to which the Fund is subject and are expected to increase costs for the Fund.  The CFTC also proposed amendments to its commodity pool operator regulations aimed at harmonizing regulatory requirements that will apply to funds that are subject to investment company regulation by the SEC to which the Fund is already subject and commodity pool regulation by the CFTC.  The additional regulatory requirements that would apply to the Fund under the harmonization proposals are expected to increase costs for the Fund, although the extent and impact of these proposed amendments are not yet fully known.  As a result, the Fund may choose to abandon or otherwise limit its investments in derivatives.  The SEC is reviewing its current guidance on the use of derivatives by registered investment companies, such as the Fund, and may issue new guidance. It is not clear whether or when such new guidance will be published or what the content of such guidance may be.

Cover for Financial Instruments.  Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covering”) position in securities, currencies or other options, futures contracts, forward contracts, or swaps, or (2) cash and liquid assets held in a segregated account, or designated on its records as segregated, with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding “cover” for Financial Instruments and, if the guidelines so require, segregate the prescribed amount of cash or appropriate liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Financial Instrument is outstanding, unless they are replaced with other suitable assets. As a result, the segregation of a large percentage of the Fund’s assets could impede Fund management or the Fund’s ability to meet redemption requests or other current obligations. The Fund may be unable to promptly dispose of assets that cover, or are segregated with respect to, an illiquid futures, options, forward, or swap position; this inability may result in a loss to the Fund.

General Risks of Financial Instruments.  The primary risks in using Financial Instruments are:  (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Fund and the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select the Fund’s securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; (5) the possible inability of the Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments; and (6) when traded on foreign exchanges, Financial Instruments may not be regulated as rigorously as in the United States. There can be no assurance that the Fund’s use of Financial Instruments will be successful.

The Fund’s use of Financial Instruments may be limited by the provisions of the Code, with which it must comply to qualify as a RIC. See “Additional Tax Information.” Financial Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

Policies and Limitations. When hedging, the Manager intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of the Fund’s underlying securities or currency. The Manager intends to reduce the risk that the Fund will be unable to close out Financial Instruments by entering into such transactions only if the Manager believes there will be an active and liquid secondary market.

Short Sales.   The Fund may use short sales in an attempt to realize gain or for hedging purposes. To effect a short sale, the Fund borrows a security from a brokerage firm to make delivery to the buyer. The Fund is then obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay the lender any dividends and may be required to pay a premium or interest.

The Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund is required to pay in connection with the short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

The Fund may also make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.

The effect of short selling is similar to the effect of leverage. Short selling may amplify changes in the Fund’s NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Fund.

When the Fund is selling stocks short, it must maintain a segregated account of cash or high-grade securities required to be deposited as collateral with the lender or the lender’s agent in connection with the short sale. As a result, the Fund may maintain high levels of cash or liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions), or utilize borrowings or the collateral obtained from securities lending for this cash.

Policies and Limitations. Under applicable guidelines of the SEC staff, if the Fund engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker), or designate on its records as segregated, an amount of cash or appropriate liquid securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or securities required to be deposited as collateral with the lender or the lender’s agent in connection with the short sale (not including the proceeds from the short sale).

In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated assets at such a level that (1) the amount of segregated assets plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount of segregated assets plus the amount deposited with the lender or the lender’s agent as collateral is not less than the market value of the securities at the time they were sold short.  The Fund’s ability to engage in short sales may be impaired by any temporary prohibitions on short selling imposed by domestic and certain foreign government regulators.

Risks of Fixed Income Securities.  Fixed income securities are subject to the risk of an issuer’s inability to meet principal and interest payments on its obligations (“credit risk”) and are subject to price volatility due to such factors as interest rate sensitivity (“interest rate risk”), market perception of the creditworthiness of the issuer, and market liquidity (“market risk”).

Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Call Risk. Some debt securities in which the Fund may invest are also subject to the risk that the issuer might repay them early (“call risk”). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, the Fund holding a callable security may not enjoy the increase in the security’s market price that usually accompanies a decline in rates. Furthermore, the Fund would have to reinvest the proceeds from the called security at the current, lower rates.

Ratings of Fixed Income Securities.  The Fund may purchase securities rated by S&P, Moody’s, Fitch, Inc. or any other nationally recognized statistical rating agency (“NRSRO”) (please see the Prospectus for further information). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Fund may rely on the ratings of any NRSRO, the Fund mainly refer to ratings assigned by S&P, Moody’s, and Fitch, Inc., which are described in Appendix A. The Fund may also invest in unrated securities that are deemed comparable in quality by the Manager to the rated securities in which the Fund may permissibly invest.

High-quality debt securities. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P, Moody’s or Fitch, Inc., in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any

NRSRO, such as U.S. Government and Agency Securities, have been determined by the Manager to be of comparable quality.

Investment Grade Debt Securities. An investment grade debt security is a security that has received ratings, from at least one NRSRO that has rated it, in one of the four highest rating categories or, if not rated by any NRSRO, has been determined by the Manager to be of comparable quality. Moody’s deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

Lower-Rated Debt Securities. Lower-rated debt securities or “junk bonds” are those rated below the fourth highest category (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Although these securities generally offer higher yields than investment grade debt securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy by the issuer, or the securities may already be in default. See the additional risks described above for lower-rated debt securities.

Ratings Downgrades. Subsequent to its purchase by the Fund, the rating of an issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by the Fund.

Duration and Maturity.  Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal.

The Manager may utilize duration as a tool in portfolio selection instead of the more traditional measure known as “term to maturity.” “Term to maturity” measures only the time until a debt security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity. Duration incorporates a bond’s yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond’s likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond’s price movement will be as interest rates change. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.

Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen the Fund’s duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative of the duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities’ interest rate exposure. In these and other similar situations, the Manager where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

The Fund may invest in securities of any maturity and does not have a target average duration.

Policies and Limitations.  There are no restrictions as to the amount of the Fund’s assets that may be invested in fixed income securities or the ratings of such securities the Fund may acquire or the portion of its assets it may invest in debt securities in a particular ratings category.

U.S. Government and Agency Securities.  “U.S. Government Securities” are obligations of the U.S. Treasury backed by the full faith and credit of the United States.  Due to recent market turbulence, some investors have turned to the safety of securities issued or guaranteed by the U.S. Treasury, causing the prices of these securities to rise and their yields to decline.  As a result of this and other market influences, yields of short-term U.S. Treasury debt instruments are currently near historical lows.

“U.S. Government Agency Securities” are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Ginnie Mae, Fannie Mae, Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Sallie Mae (also known as SLM Corporation and formerly known as the Student Loan Marketing Association), Federal Home Loan Banks (“FHLB”), and Tennessee Valley Authority.  Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer’s ability to borrow from the U.S. Treasury, subject to the U.S. Treasury’s discretion in certain cases, or only by the credit of the issuer.  Accordingly, there is at least a possibility of default.  U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities.  (See “Mortgage-Backed Securities,” below.)  The market prices of U.S. Government Agency Securities are not guaranteed by the U.S. Government and generally fluctuate inversely with changing interest rates.

U.S. Government Agency Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed.  The secondary market for certain of these participations is extremely limited.  In the absence of a suitable secondary market, such participations may therefore be regarded as illiquid.

The Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury.  The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.  Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.  The market prices of STRIPS generally are more volatile than that of U.S. Treasury bills with comparable maturities.

Description of Municipal Obligations. Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. The tax-exempt status of any issue of municipal obligations is determined on the basis of an opinion of the issuer’s bond counsel at the time the obligations are issued.

Municipal obligations include “general obligation” securities, which are backed by the full taxing power of a municipality, and “revenue” securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include private activity bonds, which are issued by or on behalf of public authorities but are not backed by the credit of any governmental or public authority. “Anticipation notes” are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

The value of municipal obligations depends on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of private activity bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the obligations or insurers issuing insurance backing the obligations).

The Fund may purchase municipal securities that are secured by insurance or bank credit agreements. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have moved the rating agencies to re-evaluate the capital adequacy of these insurers to reflect deterioration in the expected performance of the underlying transactions and called into question the insurers’ continued ability to fulfill their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security, if rated, would be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a municipal security would decline and may become worthless. The insurance feature of a municipal security guarantees the full and timely payment of principal and interest through the life of an insured obligation. The insurance, however, does not guarantee the market value of the insured obligation or the net asset value of the Fund shares represented by such insured obligation.

As with other fixed income securities, an increase in interest rates generally will reduce the value of the Fund’s investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

Periodic efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are periodically undertaken that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

Unlike other types of investments, municipal obligations have traditionally not been subject to the registration requirements of the federal securities laws, although there have been proposals to provide for such registration. This lack of SEC regulation has adversely affected the quantity and quality of information available to the bond markets about issuers and their financial condition. The SEC has responded to the need for such information with Rule 15c2-12 under the Securities Exchange Act of 1934, as amended (the “Rule”). The Rule requires that underwriters must reasonably determine that an issuer of municipal securities undertakes in a written agreement for the benefit of the holders of such securities to file with a nationally recognized municipal securities information repository certain information regarding the financial condition of the issuer and material events relating to such securities. The SEC’s intent in adopting the Rule was to provide holders and potential holders of municipal securities with more adequate financial information concerning issuers of municipal securities. The Rule provides exemptions for issuances with a principal amount of less than $1,000,000 and certain privately placed issuances.

The federal bankruptcy statutes provide that, in certain circumstances, political subdivisions and authorities of states may initiate bankruptcy proceedings without prior notice to or consent of their creditors. These proceedings could result in material and adverse changes in the rights of holders of their obligations.

From time to time, federal legislation has affected the availability of municipal obligations for investment by the Fund. There can be no assurance that legislation adversely affecting the tax-exempt status of municipal obligations will not be enacted in the future.

In response to the national economic downturn, governmental cost burdens may be reallocated among federal, state and local governments. Also as a result of the downturn, many state and local governments are experiencing significant reductions in revenues and are consequently experiencing difficulties meeting ongoing expenses. Certain of these state or local governments may have difficulty paying principal or interest when due on their outstanding debt and may experience credit ratings downgrades on their debt. In addition, municipal securities backed by revenues from a project or specified assets may be adversely impacted by a municipality’s failure to collect the revenue.

The Internal Revenue Service (“Service”) occasionally challenges the tax-exempt status of the interest on particular municipal securities. If the Service determined that interest the Fund earned on a municipal security was taxable and the issuer thereof failed to overcome that determination, that interest would be deemed taxable, possibly retroactive to the time the Fund purchased the security.

Listed below are different types of municipal obligations:

General Obligation Bonds. A general obligation bond is backed by the governmental issuer’s pledge of its full faith and credit and power to raise taxes for payment of principal and interest under the bond. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Many jurisdictions face political and economic constraints on their ability to raise taxes. These limitations and constraints may adversely affect the ability of the governmental issuer to meet its obligations under the bonds in a timely manner.

Revenue Bonds. Revenue bonds are backed by the income from a specific project, facility or tax. Revenue bonds are issued to finance a wide variety of public projects, including (1) housing, (2) electric, gas, water, and sewer systems, (3) highways, bridges, and tunnels, (4) port and airport facilities, (5) colleges and universities, and (6) hospitals. In some cases, repayment of these bonds depends upon annual legislative appropriations; in other cases, if the issuer is unable to meet its legal obligation to repay the bond, repayment becomes an unenforceable “moral obligation” of a related governmental unit. Revenue bonds issued by housing finance authorities are backed by a wider range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and net revenues from housing projects.

Most private activity bonds are revenue bonds, in that principal and interest are payable only from the net revenues of the facility financed by the bonds. These bonds generally do not constitute a pledge of the general credit of the public issuer or private operator or user of the facility. In some cases, however, payment may be secured by a pledge of real and personal property constituting the facility.

Resource Recovery Bonds. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved on a temporary basis during the construction of the facility, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The credit and quality of resource recovery bonds may be affected by the viability of the project itself, tax incentives for the project, and changing environmental regulations or interpretations thereof.

Municipal Lease Obligations. These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. The Fund will usually invest in municipal lease obligations through certificates of participation (“COPs”), which give the Fund a specified, undivided interest in the obligation. For example, a COP may be created when long-term revenue bonds are issued by a governmental corporation to pay for the acquisition of property. The payments made by the municipality under the lease are used to repay interest and principal on the bonds. Once these lease payments are completed, the municipality gains ownership of the property. These obligations are distinguished from general obligation or revenue bonds in that they typically are not backed fully by the municipality’s credit, and their interest may become taxable if the lease is assigned. The lease subject to the transaction usually contains a “non-appropriation” clause. A non-appropriation clause states that, while the municipality will use its best efforts to make lease payments, the municipality may terminate the lease without penalty if its appropriating body does not allocate the necessary funds. Such termination would result in a significant loss to the Fund.

Municipal Notes. Municipal notes include the following:

1. Project notes are issued by local issuing agencies created under the laws of a state, territory, or possession of the United States to finance low-income housing, urban redevelopment,

and similar projects. These notes are backed by an agreement between the local issuing agency and the Department of Housing and Urban Development (“HUD”). Although the notes are primarily obligations of the local issuing agency, the HUD agreement provides the full faith and credit of the United States as additional security.

2. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of future seasonal tax revenues, such as property, income and sales taxes, and are payable from these future revenues.

3. Revenue anticipation notes are issued in expectation of receipt of other types of revenue, including revenue made available under certain state aid funding programs. Such appropriation of revenue is generally accounted for in the state budgetary process.

4. Bond anticipation notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds provide the funds for the repayment of the notes.

5. Construction loan notes are sold to provide construction financing. After completion of construction, many projects receive permanent financing from Fannie Mae (also known as the Federal National Mortgage Association) or Ginnie Mae (also known as the Government National Mortgage Association).

6. Tax-exempt commercial paper is a short-term obligation issued by a state or local government or an agency thereof to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

7. Pre-refunded and “escrowed” municipal bonds are bonds with respect to which the issuer has deposited, in an escrow account, an amount of securities and cash, if any, that will be sufficient to pay the periodic interest on and principal amount of the bonds, either at their stated maturity date or on the date the issuer may call the bonds for payment. This arrangement gives the investment a quality equal to the securities in the account, usually U.S. Government Securities (defined below). The Fund can also purchase bonds issued to refund earlier issues. The proceeds of these refunding bonds are often used for escrow to support refunding.

Residual Interest Bonds. The Fund may purchase one component of a municipal security that is structured in two parts: A variable rate security and a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 35 days, while the residual interest bond holder receives the balance of the income less an auction fee. These instruments are also known as inverse floaters because the income received on the residual interest bond is inversely related to the market rates. The market prices of residual interest bonds are highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Tender Option Bonds. Tender option bonds are created by coupling an intermediate- or long-term fixed rate tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, the Fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Manager considers the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments or the bond’s rating falls below investment grade.

Yield and Price Characteristics of Municipal Obligations. Municipal obligations generally have the same yield and price characteristics as other debt securities. Yields depend on a variety of factors, including general conditions in the money and bond markets and, in the case of any particular securities issue, its amount, maturity, duration, and rating. Market prices of fixed income securities usually vary upward or downward in inverse relationship to market interest rates.

Municipal obligations with longer maturities or durations tend to produce higher yields. They are generally subject to potentially greater price fluctuations, and thus greater appreciation or depreciation in value, than obligations with shorter maturities or durations and lower yields. An increase in interest rates generally will reduce the value of the Fund’s investments, whereas a decline in interest rates generally will increase that value. The ability of the Fund to achieve its investment objective also is dependent on the continuing ability of the issuers of the municipal obligations in which the Fund invests (or, in the case of private activity bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds) to pay interest and principal when due.

Inflation-Indexed Securities.  Inflation indexed bonds are fixed income securities whose principal value or coupon (interest payment) is periodically adjusted according to the rate of inflation.  The Fund may invest in inflation indexed securities issued in any country.  Two structures are common.  The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond.  Other issuers pay out the index-based accruals as part of a semiannual coupon.

The Fund may invest in U.S. Treasury securities called U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), which are backed by the full faith and credit of the U.S. Government.  The periodic adjustment of U.S. TIPS is currently tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States. The three-month lag in calculating the CPI-U for purposes of adjusting the principal value of U.S. TIPS may give rise to risks under certain circumstances.

Interest is calculated on the basis of the current adjusted principal value. The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par.  However, if the Fund purchases inflation-indexed securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation.  If inflation is lower than expected during the period the Fund holds the security, the Fund may earn less on it than on a conventional bond. The Fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

With regard to U.S. TIPS, because the coupon rate on inflation-indexed securities is lower than fixed-rate U.S. Treasury securities, the CPI-U would have to rise at least to the amount of the difference between the coupon rate of the fixed-rate U.S. Treasury issues and the coupon rate of the inflation-indexed securities, assuming all other factors are equal, in order for such securities to match the performance of the fixed-rate U.S. Treasury securities.

Inflation-indexed securities are expected to react primarily to changes in the “real” interest rate (i.e., the nominal (or stated) rate less the rate of inflation), while a typical bond reacts to changes in the nominal interest rate. Accordingly, inflation-indexed securities have characteristics of fixed-rate government securities having a shorter duration. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.

Any increase in the principal value of an inflation-indexed security is taxable in the year the increase occurs, even though its holders do not receive cash representing the increase until the security matures. Because the Fund must distribute substantially all of its net income (including non-cash income attributable to those principal value increases) to its shareholders each taxable year to avoid payment of federal income and excise taxes, the Fund may have to dispose of other investments under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements.

The U.S. Treasury began issuing inflation-indexed bonds in 1997. Certain non-U.S. governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation indexed bonds, and there may be a more liquid market in certain of these countries for these securities.

Real Estate-Related Instruments.  The Fund will not directly invest in real estate, but the Fund may invest in securities issued by real estate companies. Investments in the securities of companies in the real estate industry subject the Fund to the risks associated with the direct ownership of real estate. These risks include declines in the value of real estate, risks associated with general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increase in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitation on rents, changes in neighborhood values and the appeal of properties to tenants, and changes in interest rates. In addition, certain real estate valuations, including residential real estate values, are influenced by market sentiments, which can change rapidly and could result in a sharp downward adjustment from current valuation levels.

Real estate-related instruments include shares of real estate investment trusts (“REITs”), commercial and residential mortgage-backed securities and real estate financings. Such instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings, and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans, and derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

REITs are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for conduit income tax treatment under the Internal Revenue Code of 1986, as amended (“Code”), and failing to maintain exemption from the 1940 Act.

REITs (especially mortgage REITs) are subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases.

The shares of a REIT are subject to its management fees and other expenses. Therefore, investments in REITs would cause the Fund to bear its proportionate share of the costs of the REITs’ operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of REITs. The Fund does not intend to invest in REITs unless, in the judgment of the Manager, the potential benefits of such investment justify the payment of any applicable fees.

Mortgage-Backed Securities.  Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. Those securities may be guaranteed by a U.S. Government agency or instrumentality (such as Ginnie Mae); issued and guaranteed by government-sponsored stockholder-owned corporations, though not backed by the full faith and credit of the United States (such as by Fannie Mae or Freddie Mac, and described in greater detail below); or issued by fully private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government agency mortgage-backed securities or some form of non-governmental credit enhancement.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned by stockholders. It is subject to general regulation by the Federal Housing

Finance Authority (“FHFA”). Fannie Mae purchases residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on pass-through securities that it issues, but those securities are not backed by the full faith and credit of the U.S. Government.

Freddie Mac is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned by stockholders. Freddie Mac issues Participation Certificates (“PCs”), which represent interests in mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on the PCs it issues, but those PCs are not backed by the full faith and credit of the U.S. Government.

The U.S. Treasury has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac (collectively, the “GSEs”).  However, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend the GSEs emergency funds and to purchase their stock.  In September 2008, those capital concerns led the U.S. Treasury and the FHFA to announce that the GSEs had been placed in conservatorship.

Since that time, the GSEs have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases, of their mortgage backed securities (“MBS”). The FHFA and the U.S. Treasury (through its agreement to purchase GSE preferred stock) have imposed strict limits on the size of their mortgage portfolios.  While the MBS purchase programs ended in 2010, the U.S. Treasury announced in December 2009 that it would continue its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012.  While the U.S. Treasury is committed to offset negative equity at the GSEs through its preferred stock purchases through 2012, no assurance can be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure that the GSEs will remain successful in meeting their obligations with respect to the debt and MBS they issue beyond that date.  In addition, Fannie Mae and Freddie Mac are also the subject of several continuing class action lawsuits and investigations by federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities.  Importantly, the future of the entities is in serious question as the U.S. Government reportedly is considering multiple options, ranging on a spectrum from nationalization, privatization, consolidation, or abolishment of the entities.

In addition, the problems faced by the GSEs resulting in their being placed into federal conservatorship and receiving significant U.S. Government support have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans.  The Obama Administration produced a report to Congress on February 11, 2011 outlining a proposal to wind down the GSEs by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase), and continuing progressive limits on the size of their investment portfolio.  Congress is currently considering several pieces of legislation that would reform the GSEs and possibly wind down their existence, addressing portfolio limits and guarantee fees, among other issues.

Based on quarterly loss figures, in August 2011 both GSEs requested additional support from the U.S. Treasury (Fannie Mae requested $2.8 billion and Freddie Mac requested $1.5 billion, net of dividend payments to the U.S. Treasury).  In November 2011, Freddie Mac also requested an additional $6 billion in aid from the U.S. Treasury. Further, when a ratings agency downgraded long-term U.S. government debt in August 2011, the agency also downgraded the GSEs’ bond ratings, from AAA to AA+, based on their direct reliance on the U.S. Government (although that rating did not directly relate to their MBS). The U.S. Government’s commitment to ensure that the GSEs have sufficient capital to meet their obligations is, however, unaffected by the downgrade.

Serious discussions among policymakers continue, however, as to whether the GSEs should be nationalized, privatized, restructured, or eliminated altogether.  Fannie Mae and Freddie Mac also are the subject to several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities.  Importantly, the future of the GSEs is in serious question as the U.S. Government considers multiple options.

Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market’s perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.

Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, the Fund may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Fund uses an approach that the Manager believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of the Fund when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

Mortgage-backed securities may be issued in the form of collateralized mortgage obligations (“CMOs”) or collateralized mortgage-backed bonds (“CBOs”). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer’s payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed “pass-through” securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. The Manager considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets the Fund’s investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements. The Fund may buy mortgage-backed securities without insurance or guarantees, if the Manager determines that the securities meet the Fund’s quality standards. The Manager will, consistent with the Fund’s investment objectives, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

Policies and Limitations.  The Fund may not purchase mortgage-backed securities that, in the Manager’s opinion, are illiquid if, as a result, more than 15% of the Fund’s net assets would be invested in illiquid securities.

Freddie Mac Collateralized Mortgage Obligations.  Freddie Mac CMOs are debt obligations of Freddie Mac issued in multiple tranches having different maturity dates that are secured by the pledge of a pool of conventional mortgage loans purchased by Freddie Mac. Unlike Freddie Mac PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with Freddie Mac’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual tranches of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of Freddie Mac’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. This “pass-through” of prepayments has the effect of retiring most CMO tranches prior to their stated final maturity.

           If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet Freddie Mac’s minimum sinking fund obligation on the next sinking fund payment date, Freddie Mac agrees to make up the deficiency from its general funds.

           Criteria for the mortgage loans in the pool backing the Freddie Mac CMOs are identical to those of Freddie Mac PCs. Freddie Mac has the right to substitute collateral in the event of delinquencies and/or defaults.

           Other Mortgage-Related Securities.  Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

Asset-Backed Securities.  Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements, or a combination of the foregoing. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities and to extension risk (the risk that an issuer of a security will make principal payments slower than anticipated by the investor, thus extending the securities’ duration). The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.

Certificates for Automobile ReceivablesSM (“CARSSM”) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are passed through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARSSM if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.

Credit card receivable securities are backed by receivables from revolving credit card agreements (“Accounts”). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer’s ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders’ payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

The Fund may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to the Fund.

Dollar Rolls.  In a “dollar roll,” the Fund sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Fund forgoes principal and interest payments on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in the Fund’s NAV and may be viewed as a form of leverage. A “covered roll” is a specific type of dollar roll in which the Fund holds an offsetting cash position or a cash-equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. There is a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. The Manager monitors the creditworthiness of counterparties to dollar rolls.

Policies and Limitations. Dollar rolls are considered borrowings for purposes of the Fund’s investment policies and limitations concerning borrowings.

When-Issued and Delayed-Delivery Transactions. The Fund may purchase securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Fund to purchase securities at a future date (ordinarily within two months, although the Fund may agree to a longer settlement period). These transactions may involve mortgage-backed securities such as Ginnie Mae, Fannie Mae and Freddie Mac certificates. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued and delayed-delivery purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

When-issued and delayed-delivery transactions enable the Fund to “lock in” what the Manager believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, the Fund might purchase a security on a when-issued or delayed-delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. When-issued and delayed-delivery transactions are subject to the risk that the counterparty may fail to complete the sale of the security. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. To reduce this risk, the Fund will enter into transactions with established counterparties and the Manager will monitor the creditworthiness of such counterparties.

The value of securities purchased on a when-issued or delayed-delivery basis and any subsequent fluctuations in their value are reflected in the computation of the Fund’s NAV starting on the date of the agreement to purchase the securities. Because the Fund has not yet paid for the securities, this produces an effect similar to leverage. The Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. Because the Fund is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the value of the Fund’s interests. The purchase of securities on a when-issued or delayed-delivery basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date.

When-issued and delayed-delivery transactions may cause the Fund to liquidate positions when it may not be advantageous to do so in order to satisfy its purchase obligations.

Policies and Limitations.  The Fund will purchase securities on a when-issued or delayed-delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it has been entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize capital gains or losses in connection with these transactions.

The Fund may also enter into a to be announced (“TBA”) agreement and “roll over” such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by the Fund.

When the Fund purchases securities on a when-issued or delayed-delivery basis, the Fund will deposit in a segregated account with its custodian, or designate on its records as segregated, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Fund’s purchase commitments. This procedure is designed to ensure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued and delayed-delivery purchases.

Lower-Rated Debt Securities.  Lower-rated debt securities or “junk bonds” are those rated below the fourth highest category (including those securities rated as low as D by S&P) or unrated securities of comparable quality.  Securities rated below investment grade are often considered to be speculative. These securities are deemed to have poor protection with respect to the issuer’s capacity to pay interest and repay principal. Lower-rated debt securities generally offer a higher current yield than that available for investment grade issues with similar maturities, but they may involve significant risk under adverse conditions. In particular, adverse changes in general economic conditions and in the industries in which the issuers are engaged and changes in the financial condition of the issuers are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher-grade debt securities. These securities are susceptible to default or decline in market value due to real or perceived adverse economic and business developments relating to the issuer, market interest rates and market liquidity. In addition, to the extent the Fund invests in lower-quality securities, it may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in lower-rated debt securities, the success of such investments is dependent on the credit analysis of the Manager.

During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At certain times in the past, the market for lower-rated debt securities has expanded rapidly, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or defaults. There can be no assurance that such declines will not recur.

The market for lower-rated debt issues generally is thinner or less active than that for higher quality securities, which may limit the Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Judgment may play a greater role in pricing such securities than it does for more liquid securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated debt securities, especially in a thinly traded market.

The Fund may invest in securities whose ratings imply an imminent risk of default with respect to such payments.  Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

See Appendix A for further information about the ratings of debt securities assigned by S&P and Moody’s.

Policies and Limitations.  The Fund has no limitations on the amount of its assets that it can invest in lower rated debt securities or “junk bonds.”

The Fund considers bonds rated by at least one NRSRO in the lowest investment grade category (BBB/Baa) or lower or unrated securities of comparable quality to be lower-rated debt securities or “junk bonds.”

Direct Debt Instruments.  Direct debt includes interests in loans, notes and other interests in amounts owed to financial institutions by borrowers, such as companies and governments, including emerging market countries. Direct debt instruments are interests in amounts owed by corporate, governmental, or other borrowers (including emerging market countries) to lenders or lending syndicates. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. The borrower may be in financial distress or may default or have a right to borrow additional cash from the owners of direct debt. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Direct debt instruments may involve a risk of insolvency of the lending bank or intermediary. In addition, there may be fewer legal protections for owners of direct debt than conventional debt securities.  Direct indebtedness of developing countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay interest and repay principal when due. See the additional risks described under “Foreign Securities” in this SAI.

Direct debt instruments may have floating interest rates.  These interest rates will vary depending on the terms of the underlying loan and market conditions.

Policies and Limitations. To the extent direct debt is deemed illiquid, such purchases thereof will be subject to the Fund’s 15% limitation on investments in illiquid securities.

Loans, Loan Assignments, and Loan Participations. Floating rate securities, including loans, provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, weekly, monthly, or semi-annually) or automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on floating rate securities ordinarily is determined by reference to LIBOR (London Interbank Offered Rate), a particular bank’s prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

Loan interests are a form of direct debt instrument in which the Fund may invest by taking an assignment of all or a portion of an interest in a loan previously held by another institution or by acquiring a participation in an interest in a loan that continues to be held by another institution.  The Fund may invest in secured and unsecured loans.   Many banks have been weakened by the recent financial crisis, and it may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition. Loans are subject to the same risks as other direct debt instruments discussed above and carry additional risks described in this section.

Assignments. When the Fund purchases a loan by Assignment, the Fund typically succeeds to the rights of the assigning lender under the loan agreement and becomes a lender under the loan agreement. Subject to the terms of the loan agreement, the Fund typically succeeds to all the rights and obligations under the loan agreement of the assigning lender. However, assignments may be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Participation Interests.  The Fund's rights under a participation interest with respect to a particular loan may be more limited than the rights of original lenders or of investors who acquire an assignment of that loan.  In purchasing participation interests,  the Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation interest (the “participating lender”) and only when the participating lender receives the payments from the borrower.

In a participation interest, the Fund will usually have a contractual relationship only with the selling institution and not the underlying borrower.  The Fund normally will have to rely on the participating lender to demand and receive payments in respect of the loans, and to pay those amounts on to the Fund; thus, the Fund will be subject to the risk that the lender may be unwilling or unable to do so.  In such a case, the Fund would not likely have any rights against the borrower directly.  In addition, the Fund generally will have no right to object to certain changes to the loan agreement agreed to by the participating lender.

In buying a participation interest, the Fund might not directly benefit from the collateral supporting the related loan and may be subject to any rights of set off the borrower has against the selling institution. In the event of bankruptcy or insolvency of the borrower, the obligation of the borrower to repay the loan may be subject to certain defenses that can be asserted by the borrower as a result of any improper conduct of the participating lender. As a result, the Fund may be subject to delays, expenses and risks that are greater than those that exist when the Fund is an original lender or assignee.

Creditworthiness.  The Fund’s ability to receive payments in connection with loans depends on the financial condition of the borrower. The Manager will not rely solely on another lending institution’s credit analysis of the borrower, but will perform its own investment analysis of the borrower. The Manager’s analysis may include consideration of the borrower’s financial strength, managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative.  Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed.  In connection with the restructuring of a loan or other direct debt instrument outside of bankruptcy court in a negotiated work-out or in the context of bankruptcy proceedings, equity securities or junior debt securities may be received in exchange for all or a portion of an interest in the security.

In buying a participation interest, the Fund assumes the credit risk of both the borrower and the participating lender.  If the participating lender fails to perform its obligations under the participation agreement, the Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest. If a participating lender becomes insolvent, the Fund may be treated as a general creditor of that lender. As a general creditor, the Fund may not benefit from a right of set off that the lender has against the borrower. The Fund will acquire a participation interest only if the Manager determines that the participating lender or other intermediary participant selling the participation interest is creditworthy.

Ratings.  Loan interests may not be rated by independent rating agencies and therefore, investments in a particular loan participation may depend almost exclusively on the credit analysis of the borrower performed by the Manager.

Agents.  Loans are typically administered by a bank, insurance company, finance company or other financial institution (the “agent”) for a lending syndicate of financial institutions.  In a typical loan, the agent administers the terms of the loan agreement and is responsible for the collection of principal and interest and fee payments from the borrower and the apportionment of these payments to all lenders that are parties to the loan agreement.  In addition, an institution (which may be the agent) may hold collateral on behalf of the lenders.  Typically, under loan agreements, the agent is given broad authority in monitoring the borrower’s performance and is obligated to use the same care it would use in the management of its own property.  In asserting rights against a borrower, the Fund normally will be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action.

If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent’s appointment may be terminated and a successor agent would be appointed.  If an appropriate regulator or court determines that assets held by the agent for the benefit of the purchasers of loans are subject to the claims of the agent’s general or secured creditors, the Fund might incur certain costs and delays in realizing payment on a loan or suffer a loss of principal and/or interest.  The Fund may be subject to similar risks when it buys a participation interest or an assignment from an intermediary.

Collateral. Although most of the loans in which the Fund invests are secured, there is no assurance that the collateral can be promptly liquidated, or that its liquidation value will be equal to the value of the debt. In most loan agreements there is no formal requirement to pledge additional collateral if the value of the initial collateral declines.  As a result, a loan may not always be fully collateralized and can decline significantly in value.

If a borrower becomes insolvent, access to collateral may be limited by bankruptcy and other laws.  Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. If a secured loan is foreclosed, the Fund will likely be required to bear the costs and liabilities associated with owning and disposing of the collateral.  There is also a possibility that the Fund will become the owner of its pro rata share of the collateral which may carry additional risks and liabilities.  In addition, under legal theories of lender liability, the Fund potentially might be held liable as a co-lender.  In the event of a borrower’s bankruptcy or insolvency, the borrower’s obligation to repay the loan may be subject to certain defenses that the borrower can assert as a result of improper conduct by the Agent.

Some loans are unsecured.  If the borrower defaults on an unsecured loan, the Fund will be a general creditor and will not have rights to any specific assets of the borrower.

Liquidity. Loans are generally subject to legal or contractual restrictions on resale.  Loans are not currently listed on any securities exchange or automatic quotation system.  As a result, there may not be a recognized, liquid public market for loan interests.

Prepayment Risk and Maturity.  Because many loans are repaid early, the actual maturity of loans is typically shorter than their stated final maturity calculated solely on the basis of the stated life and payment schedule. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, market interest rates, the borrower’s financial condition and competitive conditions among lenders.  Such prepayments may require the Fund to replace an investment with a lower yielding security which may have an adverse affect on the Fund’s share price.  Prepayments cannot be predicted with accuracy.  Floating rate loans can be less sensitive to prepayment risk, but the Fund’s net asset value may still fluctuate in response to interest rate changes because variable interest rates may reset only periodically and may not rise or decline as much as interest rates in general.

Restrictive Covenants.  A borrower must comply with various restrictive covenants in a loan agreement such as restrictions on dividend payments and limits on total debt.  The loan agreement may also contain a covenant requiring the borrower to prepay the loan with any free cash flow.  A breach of a covenant is normally an event of default, which provides the agent or the lenders the right to call the outstanding loan.

Fees and Expenses.  Purchasers and sellers of loans may pay certain fees, such as an assignment fee.  In addition, the Fund incurs expenses associated with researching and analyzing potential loan investments, including legal fees.

Available Information. Loans normally are not registered with the SEC or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific loan historically has been less extensive than if the loan were registered or exchange traded. They may also not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the strong anti-fraud protections of the federal securities laws.

Leveraged Buy-Out Transactions.  Loans purchased by the Fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as “leveraged buy-out” transactions, leveraged recapitalization loans and other types of acquisition financing.  The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions.

Junior Loans.  The Fund may invest in second lien secured loans and secured and unsecured subordinated loans, including bridge loans (“Junior Loans”). In the event of a bankruptcy or liquidation, second lien secured loans are generally paid only if the value of the borrower’s collateral is sufficient to satisfy the borrower’s obligations to the first lien secured lenders and even then, the remaining collateral may not be sufficient to cover the amount owed to the Fund.  Second lien secured loans give investors priority over general unsecured creditors in the event of an asset sale.

Junior Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the borrower’s capital structure, Junior Loans involve a higher degree of overall risk than senior loans of the same borrower.

Bridge Loans.  Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises over time.  Thus, the longer the loan remains outstanding, the more the interest rate increases. In addition, bridge loans commonly contain a conversion feature that allows the bridge loan investor to convert its loan interest into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Like any loan, bridge loans involve credit risk. Bridge loans are generally made with the expectation that the borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower’s use of bridge loans also involves the risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. With the onset of the financial crisis in 2008, many borrowers found it more difficult to obtain loans, a situation that has been gradually improving.

Policies and Limitations. The Fund does not intend to invest in loan instruments that could require additional investments upon the borrower’s demand, but may invest in loans that require funding at a later date following the initial investment in the loan.

The Fund’s policies limit the percentage of its assets that can be invested in the securities of one issuer or in issuers primarily involved in one industry. Legal interpretations by the SEC staff may require the Fund to treat both the lending bank and the borrower as “issuers” of a loan participation by the Fund. In combination, the Fund’s policies and the SEC staff’s interpretations may limit the amount the Fund can invest in loan participations.

For purposes of determining its dollar-weighted average maturity or duration, the Fund calculates the remaining maturity or duration of loans on the basis of the stated life and payment schedule.

Risks of Equity Securities. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation’s stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants.

To the extent the Fund invests in such securities, the value of securities held by the Fund will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, the stock markets can be volatile and stock prices can change substantially. Because some investors purchase equity securities with borrowed money, an increase in interest rates can cause a decline in equity prices. The equity securities of smaller companies are more sensitive to these changes than those of larger companies. This market risk will affect the Fund’s NAV per share, which will fluctuate as the value of the securities held by the Fund change. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Other factors affect a particular stock’s prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry. Not all factors can be predicted.

Collateralized Loan Obligations.  The Fund also may invest in collateralized loan obligations (“CLOs”), which are another type of asset-backed security.  A CLO is a trust or other special purpose entity that is comprised of or collateralized by a pool of loans, including domestic and non-U.S. senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.  The loans generate cash flow that is allocated among one or more classes of securities (“tranches”) that vary in risk and yield.  The most senior tranche has the best credit quality and the lowest yield compared to the other tranches.  The equity tranche has the highest potential yield but also has the greatest risk, as it bears the bulk of defaults from the underlying loans and helps to protect the more senior tranches from risk of these defaults.  However, despite the protection from the equity and other more junior tranches, more senior tranches can experience substantial losses due to actual defaults and decreased market value due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.

Normally, CLOs are privately offered and sold and are not registered under state or federal securities laws.  Therefore, investments in CLOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CLOs allowing a CLO to qualify for transactions pursuant to Rule 144A under the 1933 Act.  CLOs normally charge management fees and administrative expenses, which are in addition to those of the Fund.

The riskiness of investing in CLOs depends largely on the quality and type of the collateral loans and the tranche of the CLO in which the Fund invests.  In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the Fund’s prospectus (such as interest rate risk and credit risk), CLOs carry risks including, but not limited to: (i) the possibility that distributions from the collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CLO tranches that are subordinate to other tranches; and (iv) the complex structure of the CLO may not be fully understood at the time of investment or may result in the quality of the underlying collateral not being fully understood and may produce disputes with the issuer or unexpected investment results.  In addition, interest on certain tranches of a CLO may be paid in-kind (meaning that unpaid interest is effectively added to principal), which involves continued exposure to default risk with respect to such payments.  Certain CLOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, but such enhancement may not always be present and may fail to protect the Fund against the risk of loss due to defaults on the collateral.  Certain CLOs may not hold loans directly, but rather, use derivatives such as swaps to create “synthetic” exposure to the collateral pool of loans.  Such CLOs entail the risks of derivative instruments described elsewhere in this SAI.

Stripped Securities.  Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells. These coupons are not obligations of the U.S. Treasury.

Stripped Mortgage Backed Securities (SMBS).  SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government,

or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to the Fund’s limitations on investment in illiquid securities.

Commercial Paper.  Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. The Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, the Manager may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

Policies and Limitations. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to the Fund’s 15% limitation on investments in illiquid securities.  The Fund may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody’s (P-1) or is deemed by the Manager to be of comparable quality.  The Fund may also invest in such commercial paper as a defensive measure, to increase liquidity, or as needed for segregated assets.

Zero Coupon Securities, Step Coupon Securities, Discount Obligations and Pay-in-Kind Securities. The Fund may invest in zero coupon securities. The Fund may also invest in pay-in-kind securities. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. It may also acquire certain debt securities at a discount. These discount obligations involve special risk considerations. Zero coupon and step coupon securities are issued and traded at a discount from their face amount or par value (known as “original issue discount” or “OID”). OID varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

Zero coupon and step coupon securities are redeemed at face value when they mature. OID must be included in the Fund’s gross income ratably prior to the receipt of any actual payments. Pay-in-kind securities pay interest through the issuance of additional securities.

Because the Fund must distribute substantially all of its net investment income (including non-cash income attributable to zero coupon, step coupon and pay-in-kind securities) to its shareholders each taxable year to continue to qualify for treatment as a RIC and to minimize or avoid payment of federal income and excise taxes, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy the distribution requirements. See “Additional Tax Information – Taxation of the Fund.”

The market prices of zero coupon, step coupon, pay-in-kind securities and discount obligations generally are more volatile than the prices of securities that pay cash interest periodically. Zero coupon securities and discount obligations are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

Convertible Securities.  The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation’s capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objectives.

Preferred Stock.  The Fund may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities.

Warrants and Rights.  Warrants and rights may be acquired by the Fund in connection with other securities or separately.  Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities at a later date.  Rights are similar to warrants but typically are issued by a company to existing holders of its stock and provide those holders the right to purchase additional shares of stock at a later date.  Rights also normally have a shorter duration than warrants.  Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities.  The purchase of warrants or rights involves the risk that the Fund could lose the purchase value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrants’ and rights’ expiration date since warrants and rights cease to have value if they are not exercised prior to their expiration date. Also, the purchase of warrants and rights involves the risk that the effective price paid for the warrants or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the price of the underlying security.  The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Technology Securities. These include the securities of companies substantially engaged in offering, using, or developing products, processes, or services that provide, or that benefit significantly from, technological advances or that are expected to do so. Technology-related businesses include, among others: computer products, software, and electronic components; computer services; telecommunications; networking; Internet; and biotechnology, pharmaceuticals or medical technology. The products or services offered by issuers of technology securities quickly may become obsolete in the face of technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments. In addition, technology companies often  progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing which may increase their volatility. Competitive pressures in the technology-related industries also may have a significant effect on the performance of technology securities.  The issuers of technology securities also may be smaller or newer companies, which may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be subject to intense competition from larger or more established companies.

Master Limited Partnerships.  Master limited partnerships (“MLPs”) are limited partnerships (or similar entities) in which the ownership units (e.g., limited partnership interests) are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. Many MLPs operate in oil and gas related businesses, including energy processing and distribution.  Many MLPs are pass-through entities that generally are taxed at the unitholder level and are not subject to federal or state income tax at the entity level. Annual income, gains, losses, deductions and credits of an MLP pass through directly to its unitholders. Distributions from an MLP may consist in part of a return of capital. Generally, an MLP is operated under the supervision of one or more general partners. Limited partners are not involved in the day-to-day management of an MLP.

Investing in MLPs involves certain risks related to investing in their underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Although unitholders of an MLP are generally limited in their liability, similar to a corporation’s shareholders, creditors typically have the right to seek the return of distributions made to unitholders if the liability in question arose before the distributions were paid. This liability may stay attached to a unitholder even after it sells its units.

Energy-Related Investments. The securities of companies in energy-related activities include, among others, integrated oil and gas companies, refining companies,  independent oil and gas companies, oil service companies, coal companies, energy infrastructure companies, energy transportation companies, energy master limited partnerships (see “Master Limited Partnerships” above), natural gas and electric utilities, and alternative energy providers. Companies in the energy sector are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that the Fund cannot control) and may lack the resources and the broad business lines to weather hard times. These companies face the risk that their earnings, dividends and stock prices will be affected by changes in the prices and supplies of energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including the supply and demand for energy fuels, international political events, energy conservation, the success of exploration projects, tax and other governmental regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”), and relationships among OPEC members and between OPEC and oil-importing countries.  In addition, companies in the energy sector are at risk of civil liability from accidents resulting in pollution or other environmental damage claims and risk of loss from terrorism and natural disasters.  Shifts in energy consumption or supply disruptions may significantly impact companies in this sector.  Further, because a significant portion of revenues of companies in this sector are derived from a relatively small number of customers that are largely composed of governmental entities and utilities, governmental budget constraints may have a significant impact on the stock prices of companies in this industry.

Materials Sector Risk. The Fund may invest a portion of its assets in securities issued by companies in the materials sector. Companies engaged in the production and distribution of materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, government regulation, inflation expectation, increased competition and the imposition of import controls. Production of industrial materials may exceed demand as a result of over-building or economic downturns, leading to poor investment returns. In addition, issuers in the materials sector are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and government regulations.

Money Market Fund Securities.  The Fund may invest in the shares of money market funds, as consistent with its investment objective and policies.  The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in money market funds will cause the Fund to bear proportionately the costs incurred by the money market funds’ operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.

Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.  The Fund does not intend to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

Although money market funds that operate in accordance with Rule 2a-7 under the 1940 Act seek to preserve a $1.00 share price, it is possible for the Fund to lose money by investing in money market funds.

Fund of Funds Structure.  Section 12(d)(1)(A) of the 1940 Act, in relevant part, prohibits a registered investment company from acquiring shares of an investment company if after such acquisition the securities represent more than 3% of the total outstanding voting stock of the acquired company, more than 5% of the total assets of the acquiring company, or, together with the securities of any other investment companies, more than 10% of the total assets of the acquiring company except in reliance on certain exceptions contained in the 1940 Act and the rules and regulations thereunder.  The Trust and NB Management have obtained an exemptive order from the SEC that permits the Fund to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds (“ETFs”), in excess of the limits in Section 12 of the 1940 Act subject to the terms and conditions of such order.  Even in the absence of an exemptive order issued to the Fund, it may exceed these limits when investing in shares of an ETF, subject to the terms and conditions of an exemptive order from the SEC obtained by the ETF that permits an investing fund, such as the Fund, to invest in the ETF in excess of the limits described above.

Securities of ETFs and Other Exchange-Traded Investment Vehicles.  The Fund may invest in the securities of ETFs and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (collectively, “exchange-traded investment vehicles”).   When investing in the securities of exchange-traded investment vehicles, a Fund will be indirectly exposed to all the risks of the portfolio securities or other financial instruments they hold.   The performance of an exchange-traded investment vehicle will be reduced by transaction and other expenses, including fees paid by the exchange-traded investment vehicle to service providers.  ETFs are investment companies that are registered as open-end management companies or unit investment trusts. The limits that apply to the Fund’s investment in securities of other investment companies generally apply also to a Fund’s investment in securities of ETFs. See “Securities of Other Investment Companies.”

Shares of exchange-traded investment vehicles are listed and traded in the secondary market. Many exchange-traded investment vehicles are passively managed and seek to provide returns that track the price and yield performance of a particular index or otherwise provide exposure to an asset class (e.g., currencies or commodities).  Although such exchange-traded investment vehicles may invest in other instruments, they largely hold the securities (e.g., common stocks) of the relevant index or financial instruments that provide exposure to the relevant asset class. The share price of an exchange-traded investment vehicle may not track its specified market index, if any, and may trade below its net asset value. An active secondary market in the shares of an exchange-traded investment vehicle may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions, or other reasons. There can be no assurance that the shares of an exchange-traded investment vehicle will continue to be listed on an active exchange.

The Fund may effect short sales of exchange-traded investment vehicles and may also purchase and sell options on shares of exchange-traded investment vehicles. If the Fund effects a short sale of an exchange-traded investment vehicle, it may take long positions in individual securities held by the exchange-traded investment vehicle to limit the potential loss in the event of an increase in the market price of the exchange-traded investment vehicle sold short.

Securities of Other Investment Companies.  As indicated above, investments by the Fund in shares of underlying funds are subject to the limitations of the 1940 Act and the rules and regulations thereunder.  However, the Trust and NB Management have obtained an exemptive order from the SEC that permits the Fund to invest in shares of the underlying funds beyond the limits contained in the 1940 Act and the rules and regulations thereunder subject to the terms and conditions of the order.

When making such an investment, the Fund will be indirectly exposed to all the risks of such underlying funds’ portfolio securities.  Such an investment may be the most practical or only manner in which the Fund can invest in certain asset classes or participate in certain markets, such as foreign markets, because of the expenses involved or because other vehicles for investing in those markets may not be available at the time the Fund is ready to make an investment.

As a shareholder in an underlying fund, the Fund would indirectly bear its pro rata share of that fund’s expenses. An investment in the securities of other investment companies may involve the payment of substantial premiums above, while the sale of such securities may be made at substantial discounts from, the value of such issuer’s portfolio securities. The Fund does not intend to invest in the securities of other investment companies unless, in the judgment of the Manager, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

Notwithstanding the foregoing, the Fund generally may purchase or redeem, without limitations, shares of any affiliated or unaffiliated money market funds, including unregistered money market funds, so long as the Fund does not pay a sales load or service fee in connection with the purchase, sale or redemption.  If such fees are paid, the NB Management must waive its management fee in an amount necessary to offset the amounts paid.

Mutual Funds.  Mutual funds are investment companies that are registered as open-end management companies that issue new shares continuously and redeem shares daily.  The net asset value per share of a mutual fund will fluctuate daily depending upon the performance of the securities held by the fund.  Mutual funds are offered in a wide variety of asset classes including:  large capitalization, mid-capitalization, small capitalization, equity, international, sector, fixed-income and alternative non-traditional strategies.  Each type of fund may have a different investment objective and strategy and different investment portfolio.

Policies and Limitations.  The Fund may invest an unlimited amount of its uninvested cash in shares of money market funds that operate in compliance with Rule 2a-7 under the 1940 Act, whether or not advised by NB Management or an affiliate, under specified conditions.  See “Cash Management and Temporary Investment Policy.”

Otherwise, the Fund’s investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets in all investment companies in the aggregate.  However, the Fund may exceed these limits when investing in shares of an ETF, subject to the terms and conditions of an exemptive order from the SEC obtained by the ETF that permits an investing fund, such as the Fund, to invest in the ETF in excess of the limits described above.  In addition, the Fund may exceed these limits when investing in shares of other investment companies, subject to the terms and conditions of an exemptive order from the SEC.

The Fund is also able to invest up to 100% of its total assets in a master portfolio with the same investment objectives, policies and limitations as the Fund.

Investments by Funds of Funds or Other Large Shareholders.  The Fund may experience large redemptions or investments due to transactions in Fund shares by funds of funds, other large shareholders, or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on the Fund’s performance. In the event of such redemptions or investments, the Fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase the Fund’s brokerage and/or other transaction costs and affect the liquidity of the Fund’s portfolio. In addition, when funds of funds or other investors own a substantial portion of the Fund’s shares, a large redemption by such an investor could cause actual expenses to increase, or could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Redemptions of Fund shares could also accelerate the realization of taxable capital gains in the Fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the Fund’s shares. A high volume of redemption requests can impact the Fund the same way as the transactions of a single shareholder with substantial investments.

Wholly Owned Subsidiary. The Fund may invest in the Neuberger Berman Risk Balanced Commodity Fund (“Commodity Fund”), an affiliated underlying fund, which expects to invest a portion of its assets in a wholly owned subsidiary of the Commodity Fund organized as an exempted company with limited liability under the laws of the Cayman Islands (“Subsidiary”). If the Fund invested in a wholly owned subsidiary of the Fund, the following additional risks would apply directly to the Fund.  The Commodity Fund will invest in the Subsidiary in order to indirectly gain exposure to the commodities markets within the limitations of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) applicable to RICs. The Commodity Fund must maintain no more than 25% of the value of its total assets in the Subsidiary at the end of every quarter of its taxable year. The Commodity Fund is the sole shareholder of the Subsidiary, and shares of the Subsidiary will not be sold or offered to other investors.  The Subsidiary’s commodity-linked investments (including commodity-linked futures contracts, structured notes, swaps and options) are expected to produce leveraged exposure to the performance of the commodities markets. The Subsidiary also may invest in money market funds, fixed income securities and other instruments that may serve as collateral for its commodity-linked positions and may hold cash or cash equivalents.

The Commodity Fund has requested a private letter ruling from the Service that its income from the Subsidiary will be “qualifying income,” consistent with a position expressed in numerous private letter rulings the Service had issued in recent years (which the Commodity Fund may not rely on as precedent) until it suspended the issuance of those rulings in July 2011. The Commodity

Fund nevertheless has received an opinion of counsel, which is not binding on the Service or the courts, that income the Commodity Fund derives from the Subsidiary should constitute qualifying income. See “Additional Tax Information” in the Commodity Fund’s SAI.

If the Service were to change its ruling position, such that the Commodity Fund’s income from the Subsidiary was not qualifying income, the Commodity Fund could be unable to qualify as a RIC for one or more years.  If the Commodity Fund failed to so qualify for any taxable year but was eligible to and did cure the failure, it would incur potentially significant additional federal income tax expense.  If, on the other hand, the Commodity Fund failed to so qualify for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax on its taxable income at corporate rates, with the consequence that its income available for distribution to shareholders would be reduced and all such distributions from earnings and profits would be taxable to them as dividend income. In that event, the Commodity Fund Trustees may authorize a significant change in investment strategy or the Commodity Fund’s liquidation.

The commodity-related investments of the Subsidiary would not generally be subject to U.S. laws (including securities laws) and their protections. Further, they will be subject to the laws of a foreign jurisdiction, which can be adversely affected by developments in that jurisdiction.

The Subsidiary is overseen by its own board of directors. While the Subsidiary may be considered similar to an investment company, it is not registered under the 1940 Act and, except as noted in the Commodity Fund’s prospectus or its SAI, is not subject to all of the investor protection requirements of the 1940 Act and other U.S. statutes and regulations.  Consequently, the Fund, as the sole shareholder of the Subsidiary, will not have all of the protections afforded to investors in registered mutual funds.  However, the Subsidiary is wholly owned and controlled by the Commodity Fund and the Commodity Fund Trustees maintain oversight responsibility for investment activities of the Subsidiary generally (with respect to compliance and investment policies and procedures) as if the Subsidiary’s investments were held directly by the Commodity Fund. Furthermore, NB Management is responsible for the Subsidiary’s day-to-day business pursuant to an Investment Management Agreement between the Subsidiary and NB Management. Therefore, the Commodity Fund’s ownership and control of the Subsidiary make it unlikely that the Subsidiary would take any action contrary to the interests of the Commodity Fund or its shareholders. Under the Investment Management Agreement with the Subsidiary, NB Management provides the Subsidiary with the same type of management services, under the same terms, as are provided to the Commodity Fund. NB Management engages NBFI as sub-adviser of the Subsidiary to choose the Subsidiary’s investments and handle its day-to-day business. The Subsidiary also has contracted with service providers to provide custody and other services to the Subsidiary.

In managing the Subsidiary’s investment portfolio, and in adhering to the Fund’s compliance policies and procedures, NB Management will treat the assets of the Subsidiary as if the assets were held directly by the Fund. NB Management will also treat the assets of the Subsidiary as if the assets were held directly by the Fund with respect to its adherence to the Fund’s investment policies and restrictions.

The Subsidiary will pay NB Management for the investment management services it receives.  The Subsidiary will also bear other fees and expenses it incurs in connection with its operations, such as those for services it receives from third party service providers.

The financial information of the Subsidiary will be consolidated into the Fund’s financial statements, as contained within the Commodity Fund’s Annual and Semiannual Reports provided to shareholders.  Changes in U.S. laws (where the Commodity Fund is organized) and/or the Cayman Islands (where the Subsidiary is organized), could prevent the Commodity Fund and/or the Subsidiary from operating as described in the Commodity Fund’s prospectus and SAI and could negatively affect the Commodity Fund and its shareholders. For example, the Cayman Islands has undertaken not to impose certain taxes on the Subsidiary, including any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax. If the Subsidiary’s exemption from those taxes were revoked, thus requiring the Subsidiary to pay Cayman Islands taxes, the investment returns of the Commodity Fund would likely decrease.

By investing in the Subsidiary, the Commodity Fund is indirectly exposed to the risks associated with the Subsidiary’s investments and, by investing in the Commodity Fund, the Fund is also exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary provide exposure similar to that held by the Commodity Fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund.

Indexed Securities.  The Fund may invest in indexed securities whose values are linked to currencies, interest rates, commodities, indices, or other financial indicators, domestic or foreign. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

The Fund may invest in various securities that are intended to track broad-based, U.S. market indices, including Standard & Poor’s Depository Receipts (“SPDRs”), Diamonds, and Nasdaq-100 Shares. SPDRs represent units in a trust that holds a portfolio of common stocks that closely tracks the price, performance and dividend yield of the Standard & Poor’s 500 Composite Stock Index (“S&P 500 Index”). SPDRs also entitle holders to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the S&P 500 Index stocks in the underlying portfolio. Diamonds represent units in an investment trust that holds the 30 component stocks comprising the Dow Jones Industrial Average (“DJIA”) and are designed to track the performance of the DJIA. Diamonds pay monthly dividends that correspond to the dividend yields of the DJIA component stocks. Nasdaq-100 Shares represent ownership in the Nasdaq-100 trust, a unit investment trust that accumulates and holds a portfolio of equity securities that track the Nasdaq-100 Index. Nasdaq-100 Shares are designed to track the performance and dividend yield of the Nasdaq-100 Index. SPDRs and Diamonds are listed on the NYSE Amex Equities. Nasdaq-100 Shares are listed on the Nasdaq Stock Market (“Nasdaq”).

Commodities Related Investments.  Although the Fund may not purchase precious metals (such as gold, silver or platinum) or other physical commodities or contracts thereon, the Fund may purchase securities backed by physical commodities, including interests in ETFs and other similar entities, the value of the shares of which relates directly to the value physical commodities held by the entity.  As an investor in such an entity, the Fund would indirectly bear its pro rata share of the entity’s expenses, which may include storage and other costs relating to the entity’s investments in physical commodities.  In addition, the Fund will not qualify as a RIC in any taxable year in which more than 10% of its annual gross income consists of certain “non-qualifying” income, which includes gains resulting from selling physical commodities (or options or futures contracts thereon unless the gain is realized from certain hedging transactions) and certain other non-passive income.  See “Additional Tax Information.”  The Fund’s investment in securities backed by, or in such entities that invest in, physical commodities generally would produce income that would be subject to this 10% limitation.  To remain within this limitation, the Fund may hold such an investment or sell it at a loss, or sell other investments, when for investment reasons it would not otherwise do so.  The availability of such measures does not guarantee that the Fund would be able to satisfy the requirements of the Code.

Exposure to physical commodities may subject the Fund to greater volatility than investments in traditional securities.  The value of such investments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as supply and demand, drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.  Their value may also respond to investor perception of instability in the national or international economy, whether or not justified by the facts.  However, these investments may help to moderate fluctuations in the value of the Fund’s other holdings, because these investments may not correlate with investments in traditional securities. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund’s shares to fall.  No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or realize the full value of such investments in the event of the need to liquidate such investments.  Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities.  Because physical commodities do not generate investment income, the return on investments therein will be derived solely from the appreciation or depreciation on such investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

The commodity-related investments of the Subsidiary would not generally be subject to U.S. laws (including securities laws) and their protections. Further, they will be subject to the laws of a foreign jurisdiction, which can be adversely affected by developments in that jurisdiction.

Policies and Limitations.  The Fund may not purchase physical commodities, except to the extent permitted by the 1940 Act. The Fund may purchase securities backed by physical commodities, including interests in exchange-traded investment trusts and other similar entities, the value of the shares of which relates directly to the value of physical commodities held by such an entity.  The Fund does not intend to sell such investments when doing so would cause it to fail to qualify as a RIC.

Terrorism Risks.  Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, occupation of Iraq and Afghanistan by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers, related groups of issuers, or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Fund’s operations.

Natural Disasters and Adverse Weather Conditions.  Certain areas of the world historically have been prone to major natural disasters, such as hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, and have been economically sensitive to environmental events. Such disasters, and the resulting damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses in the manner normally conducted. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Risks of Reliance on Computer Programs or Codes.  Many processes used in fund management, including security selection, rely, in whole or in part, on the use of computer programs or codes, some of which are created or maintained by the Manager or its affiliates and some of which are created or maintained by third parties.  Errors in these programs or codes may go undetected, possibly for quite some time, which could adversely affect the Fund’s operations or performance.  Computer programs or codes are susceptible to human error when they are first created and as they are developed and maintained.  Some funds, like the Fund, may be subject to heightened risk in this area because the funds’ advisers rely to a greater extent on computer programs or codes in managing the fund’s assets.

While efforts are made to guard against problems associated with computer programs or codes, there can be no assurance that such efforts will always be successful.  The Fund has limited insight into the computer programs and processes of some service providers, and may have to rely on contractual assurances or business relationships to protect against some errors in the service providers’ systems.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets and the economy at large. Both domestic and international equity and fixed income markets have been experiencing heightened volatility and turmoil, and issuers that have exposure to the real estate, mortgage and credit markets, and the sovereign debt of certain nations or their political subdivisions have been particularly affected. It is uncertain how long these conditions will continue.

These market conditions have resulted in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the values of many types of securities have been reduced, including, but not limited to, mortgage-backed, asset-backed and corporate debt securities. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yield to decline.

The reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. Illiquidity in these markets may mean there is less money available to purchase raw materials and goods and services, which may, in turn, bring down the prices of these economic staples. The values of some sovereign debt and of securities of issuers that hold that sovereign debt have fallen. These events and the potential for continuing market turbulence may have an adverse effect on the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

Mortgage-backed securities have been especially affected by these market events. Beginning in 2008, the market for mortgage-related securities experienced substantially, often dramatically, lower valuations and greatly reduced liquidity. Markets for other asset-backed securities have also been affected. In the mortgage sector, there have been rising delinquency rates. These defaults have caused an unexpected degree of losses for lenders. Traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. Illiquid investments may be harder to value, especially in changing markets.

Some financial institutions and other enterprises may have large exposure to certain types of securities, such as mortgage-backed securities, which could have a negative effect on the broader economy. Events in the financial markets and the broader economy are continuing to erode the tax bases of many state and local governments, as well as their access to the credit markets. This has put downward pressure on the value of many municipal securities. Some traditional insurers of municipal securities have also experienced financial stress.

The U.S. federal government and certain foreign central banks have acted to calm credit markets and increase confidence in the U.S. and world economies. Certain of these entities have injected liquidity into the markets and taken other steps in an effort to stabilize the markets and grow the economy. Others have opted for austerity, which may limit growth, at least in the short to medium term. The ultimate effect of these efforts is only beginning to reveal itself. Changes in government policies may exacerbate the market’s difficulties and withdrawal of this support, or other policy changes by governments or central banks, could negatively affect the value and liquidity of certain securities.

The situation in the financial markets has resulted in calls for increased regulation, and the need of many financial institutions for government help has given lawmakers and regulators new leverage. The Dodd-Frank Act has initiated a dramatic revision of the U.S. financial regulatory framework that will continue to unfold over several years. The Dodd-Frank Act covers a broad range of topics, including (among many others) a reorganization of federal financial regulators; a process intended to improve financial systemic stability and the resolution of potentially insolvent financial firms; new rules for derivatives trading; the creation of a consumer financial protection watchdog; the registration and additional regulation of hedge and private equity fund managers; and new federal requirements for residential mortgage loans. Instruments in which the Fund may invest, or the issuers of such instruments, may be affected by the new legislation and regulation in ways that are unforeseeable. Many of the implementing regulations have not yet been finalized. Accordingly, the ultimate impact of the Dodd-Frank Act, including on the derivative instruments in which the Fund may invest, is not yet certain.

The statutory provisions of the Dodd-Frank Act significantly change in several respects the ways in which investment products are marketed, sold, settled or terminated. In particular, the Dodd-Frank Act mandates the elimination of references to credit ratings in numerous securities laws, including the 1940 Act. Derivatives may be mandated for central clearing under the Dodd-Frank Act, which would likely require technological and other changes to Fund operations and the market in which it will trade. Central clearing would also entail the use of assets of the Fund to satisfy margin calls and this may have an effect on the performance of the Fund. Final regulations implementing the Dodd-Frank Act’s margin requirements and clearing mandates have not yet been issued by the regulators.

The regulators that have been charged with the responsibility for implementing the Dodd-Frank Act (i.e., the SEC and the CFTC) have been active in proposing and adopting regulations and guidance on the use of derivatives by funds governed by the 1940 Act. The CFTC recently adopted a revision to one of its rules that will either restrict the use of derivatives by a 1940 Act fund to a de minimis amount or require the fund’s adviser to register as a commodity pool operator. These CFTC changes are expected to take effect at the end of this year. The SEC is reviewing its current guidance on the use of derivatives by 1940 Act funds and may issue new guidance. It is not clear whether or when such new guidance will be published or what the content of such guidance may be.

Because the situation in the markets is widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions.

PERFORMANCE INFORMATION

The Fund’s performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor’s original cost.

TRUSTEES AND OFFICERS

The following tables set forth information concerning the Fund Trustees and officers of the Trust. All persons named as Fund Trustees and officers also serve in similar capacities for other funds administered or managed by NB Management. A Fund Trustee who is not an “interested person” of NB Management (including its affiliates) or the Trust is deemed to be an independent fund Trustee (“Independent Fund Trustee”).

Information about the Board of Trustees

Name, (Year of Birth), and Address (1)	Position(s) and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee (3)
Independent Fund Trustees
Faith Colish (1935)	Trustee since inception	Counsel, Carter Ledyard & Milburn LLP (law firm) since October 2002; formerly, Attorney-at-Law and President, Faith Colish, A Professional Corporation, 1980 to 2002.	[56]	Formerly, Director, 1997 to 2003, and Advisory Director, 2003 to 2006, ABA Retirement Funds (formerly, American Bar Retirement Association) (not-for-profit membership corporation).
Martha C. Goss (1949)	Trustee since 2007	President, Woodhill Enterprises Inc./Chase Hollow Associates LLC (personal investment vehicle), since 2006; formerly, Consultant, Resources Global Professionals (temporary staffing), 2002 to 2006.	[56]
Director, American Water (water utility), since 2003; Director, Allianz Life of New York (insurance), since
2005; Director, Berger Group Holdings, Inc. (engineering consulting firm), since 2013; Director, Financial Women’s Association of New York (not-for-profit association), since 2003; Trustee Emerita, Brown University, since 1998; Director, Museum of American Finance (not-for-profit), since 2013; formerly, Non-Executive
Chair and Director, Channel Reinsurance (financial guaranty reinsurance), 2006 to 2010; formerly, Director, Ocwen Financial Corporation (mortgage servicing), 2005 to 2010; formerly, Director, Claire’s Stores, Inc.  (retailer), 2005 to 2007; formerly, Director, Parsons Brinckerhoff Inc.
(engineering consulting firm), 2007 to 2010; formerly Director, Bank Leumi (commercial bank), 2005 to 2007; formerly Advisory Board Member,
Attensity (software developer), 2005 to 2007.

Michael M. Knetter (1960)	Trustee since 2007
President and Chief Executive Officer, University of Wisconsin Foundation, since October 2010; formerly, Dean, School of Business, University of Wisconsin - Madison; formerly, Professor of International Economics and Associate Dean, Amos Tuck School of Business - Dartmouth College, 1998 to 2002.
[56]
Director, American Family Insurance (a mutual company, not publicly traded), since March 2009; formerly, Trustee, Northwestern Mutual Series Fund, Inc., 2007 to 2010; formerly, Director, Wausau Paper,  2005 to 2011; formerly, Director, Great Wolf Resorts, 2004 to 2009.

Name, (Year of Birth), and Address (1)	Position(s) and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee (3)
Howard A. Mileaf (1937)	Trustee since inception	Retired; formerly, Vice President and General Counsel, WHX Corporation (holding company), 1993 to 2001.	[56]
Formerly, Director, Webfinancial Corporation (holding company), 2002 to 2008; formerly, Director, WHX Corporation (holding company), 2002 to 2005; formerly, Director, State Theatre of New Jersey (not-for-profit theatre), 2000 to 2005.

George W. Morriss (1947)	Trustee since 2007
Adjunct Professor, Columbia University School of International and Public Affairs, since October 2012; formerly, Executive Vice President and Chief Financial Officer, People’s Bank, Connecticut (a financial services company), 1991 to 2001.
[56]
Director and Treasurer, National Association of Corporate Directors,
Connecticut Chapter, since 2013; Trustee, Steben Alternative Investment Funds, Steben Select Multi-Strategy Fund, andSteben Select Multi-Strategy Fund, since 2013; formerly, Manager, Larch Lane Multi-Strategy Fund complex (which consisted of three funds), 2006 to 2011; formerly, Member, NASDAQ Issuers’ Affairs Committee, 1995 to 2003.

Tom D. Seip (1950)	Trustee since inception; Chairman of the Board since 2008; Lead Independent Trustee from 2006 to 2008
General Partner, Ridgefield Farm LLC (a private investment vehicle); formerly, President and CEO, Westaff, Inc. (temporary staffing), May 2001 to January 2002; formerly, Senior Executive, The Charles Schwab Corporation, 1983 to 1998, including Chief Executive Officer, Charles Schwab Investment Management, Inc.; Trustee, Schwab Family of Funds and Schwab Investments, 1997 to 1998; and Executive Vice President-Retail Brokerage, Charles Schwab & Co., Inc., 1994 to 1997.
[56]
Director, H&R Block, Inc. (financial services company), since May 2001; Chairman, Governance and Nominating Committee, H&R Block, Inc., since 2011; formerly, Chairman, Compensation Committee, H&R Block, Inc., 2006 to 2010; formerly, Director, Forward Management, Inc. (asset management company), 1999 to 2006.

Name, (Year of Birth), and Address (1)	Position(s) and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee (3)
Candace L. Straight (1947)	Trustee since inception
Private investor and consultant specializing in the insurance industry; formerly, Advisory Director, Securitas Capital LLC (a global private equity investment firm dedicated to making investments in the insurance sector), 1998 to December 2003.
[56]
Public Member, Board of Governors and Board of Trustees, Rutgers University, since 2011; Director, Montpelier Re Holdings Ltd. (reinsurance company), since 2006; formerly, Director, National Atlantic Holdings Corporation (property and casualty insurance company), 2004 to 2008; formerly, Director, The Proformance Insurance Company (property and casualty insurance company), 2004 to 2008; formerly, Director, Providence Washington Insurance Company (property and casualty insurance company), 1998 to 2006; formerly, Director, Summit Global Partners (insurance brokerage firm), 2000 to 2005.

Peter P. Trapp (1944)	Trustee since inception	Retired; formerly, Regional Manager for Mid-Southern Region, Ford Motor Credit Company, September 1997 to 2007; formerly, President, Ford Life Insurance Company, April 1995 to August 1997.	[56]	None.

Name, (Year of Birth), and Address (1)	Position(s) and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee (3)
Fund Trustees who are “Interested Persons”
Joseph V. Amato* (1962)	Trustee since 2009
President and Director, Neuberger Berman Group LLC, since 2009; President and Chief Executive Officer, Neuberger Berman and Neuberger Berman Holdings LLC (including its predecessor, Neuberger Berman Inc.), since 2007; Chief Investment Officer, Neuberger Berman, since 2009; Chief Investment Officer (Equities) and Managing Director, NB Management, since 2009; Managing Director, Neuberger Berman Fixed Income LLC (“NBFI”), since 2007; Board member of NBFI since 2006; formerly, Global Head of Asset Management of Lehman Brothers Holdings Inc.’s (“LBHI”) Investment Management Division, 2006 to 2009; formerly, member of LBHI’s Investment Management Division’s Executive Management Committee, 2006 to 2009; formerly, Managing Director, Lehman Brothers Inc. (“LBI”), 2006 to 2008; formerly, Chief Recruiting and Development Officer, LBI, 2005 to 2006; formerly, Global Head of LBI’s Equity Sales and a Member of its Equities Division Executive Committee, 2003 to 2005.
[56]
Member of Board of Advisors, McDonough School of Business, Georgetown University, since 2001; Member of New York City Board of Advisors, Teach for America, since 2005; Trustee, Montclair Kimberley Academy (private school), since 2007; Member, Board of Regents, Georgetown University, since 2013.

Name, (Year of Birth), and Address (1)	Position(s) and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee (3)
Robert Conti* (1956)	Chief Executive Officer, President and Trustee since 2008; prior thereto, Executive Vice President in 2008 and Vice President from inception to 2008
Managing Director, Neuberger Berman, since 2007; formerly, Senior Vice President, Neuberger Berman, 2003 to 2006; formerly, Vice President, Neuberger Berman, 1999 to 2003; President and Chief Executive Officer, NB Management, since 2008; formerly, Senior Vice President, NB Management, 2000 to 2008; Managing Director, NBFI, since 2009.
		[56]	Director, Staten Island Mental Health Society, since 1994; formerly, Chairman of the Board, Staten Island Mental Health Society, 2008 to 2011.

(1)	The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)
Pursuant to the Trust’s Trust Instrument, each of these Fund Trustees shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3)	Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

*
Indicates a Fund Trustee who is an “interested person” within the meaning of the 1940 Act. Mr. Amato and Mr. Conti are interested persons of the Trust because each is an officer of NB Management and/or its affiliates.

Information about the Officers of the Trust

Name, (Year of Birth), and Address (1)	Position(s) and Length of Time Served (2)	Principal Occupation(s) (3)
Andrew B. Allard (1961)	Chief Legal Officer since 2013 (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002) and Anti-Money Laundering Compliance Officer since inception
General Counsel and Senior Vice President, NB Management since 2013; Senior Vice President, Neuberger Berman, since 2006 and Employee since 1999; Deputy General Counsel, Neuberger Berman, since 2004; formerly, Vice President, Neuberger Berman, 2000 to 2005; formerly, Employee, NB Management, 1994 to 1999; Chief Legal Officer since 2013 (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002) ten registered investment companies for which NB Management acts as investment manager and administrator (ten since 2013); Anti-Money Laundering Compliance Officer, ten registered investment companies for which NB Management acts as investment manager and administrator (six since 2002, one since 2003, one since 2005, one since 2006 and one since 2013).

Claudia A. Brandon (1956)	Executive Vice President since 2008 and Secretary since inception
Senior Vice President, Neuberger Berman, since 2007 and Employee since 1999; Senior Vice President, NB Management, since 2008 and Assistant Secretary since 2004; formerly, Vice President, Neuberger Berman, 2002 to 2006; formerly, Vice President-Mutual Fund Board Relations, NB Management, 2000 to 2008;  formerly, Vice President, NB Management, 1986 to 1999 and Employee 1984 to 1999; Executive Vice President, ten registered investment companies for which NB Management acts as investment manager and administrator (nine since 2008 and one since 2013); Secretary, ten registered investment companies for which NB Management acts as investment manager and administrator (three since 1985, three since 2002, one since 2003, one since 2005, one since 2006 and one since 2013).

Agnes Diaz (1971)	Vice President since 2013	Vice President, ten registered investment companies for which NB Management acts as investment manager and administrator (ten since 2013).
Anthony DiBernardo (1979)	Assistant Treasurer since 2011
Vice President, Neuberger Berman, since 2009; Employee, NB Management, since 2003; Assistant Treasurer, ten registered investment companies for which NB Management acts as investment manager and administrator (nine since 2011 and one since 2013).

Name, (Year of Birth), and Address (1)	Position(s) and Length of Time Served (2)	Principal Occupation(s) (3)

Sheila R. James (1965)	Assistant Secretary since inception
Vice President, Neuberger Berman, since 2008 and Employee since 1999; formerly, Assistant Vice President, Neuberger Berman, 2007; formerly, Employee, NB Management, 1991 to 1999; Assistant Secretary, ten registered investment companies for which NB Management acts as investment manager and administrator (six since 2002, one since 2003, one since 2005, one since 2006 and one since 2013).

Brian Kerrane (1969)	Vice President since 2008
Senior Vice President, Neuberger Berman, since 2006; formerly, Vice President, Neuberger Berman, 2002 to 2006; Vice President, NB Management, since 2008 and Employee since 1991; Vice President, ten registered investment companies for which NB Management acts as investment manager and administrator (nine since 2008 and one since 2013).

Kevin Lyons (1955)	Assistant Secretary since inception
Assistant Vice President, Neuberger Berman, since 2008 and Employee since 1999;  formerly, Employee, NB Management, 1993 to 1999; Assistant Secretary, ten registered investment companies for which NB Management acts as investment manager and administrator (seven since 2003, one since 2005, one since 2006 and one since 2013).

Owen F. McEntee, Jr. (1961)	Vice President since 2008
Vice President, Neuberger Berman, since 2006; Employee, NB Management, since 1992; Vice President, ten registered investment companies for which NB Management acts as investment manager and administrator (nine since 2008 and one since 2013).

John M. McGovern (1970)	Treasurer and Principal Financial and Accounting Officer since inception
Senior Vice President, Neuberger Berman, since 2007; formerly, Vice President, Neuberger Berman, 2004 to 2006; Employee, NB Management, since 1993; Treasurer and Principal Financial and Accounting Officer, ten registered investment companies for which NB Management acts as investment manager and administrator (eight since 2005, one since 2006 and one since 2013); formerly, Assistant Treasurer, eight registered investment companies for which NB Management acts as investment manager and administrator, 2002 to 2005.

Name, (Year of Birth), and Address (1)	Position(s) and Length of Time Served (2)	Principal Occupation(s) (3)

Frank Rosato (1971)	Assistant Treasurer since inception
Vice President, Neuberger Berman, since 2006; Employee, NB Management, since 1995; Assistant Treasurer, ten registered investment companies for which NB Management acts as investment manager and administrator (eight since 2005, one since 2006 and one since 2013).

Neil S. Siegel (1967)	Vice President since 2008
Managing Director, NB Management, since 2008; Managing Director, Neuberger Berman, since 2006; formerly, Senior Vice President, Neuberger Berman, 2004 to 2006; Vice President, ten registered investment companies for which NB Management acts as investment manager and administrator (nine since 2008 and one since 2013).

Chamaine Williams (1971)	Chief Compliance Officer since inception
Senior Vice President, Neuberger Berman, since 2007; Chief Compliance Officer, NB Management, since 2006; Chief Compliance Officer, ten registered investment companies for which NB Management acts as investment manager and administrator (eight since 2005, one since 2006 and one since 2013); formerly, Senior Vice President, LBI, 2007 to 2008; formerly, Vice President, LBI, 2003 to 2006; formerly, Chief Compliance Officer, Lehman Brothers Asset Management Inc., 2003 to 2007; formerly, Chief Compliance Officer, Lehman Brothers Alternative Investment Management LLC, 2003 to 2007.

____________________

(1)	The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)
Pursuant to the By-Laws of the Trust, each officer elected by the Fund Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

(3)	Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees

The Board of Trustees (“Board”) is responsible for managing the business and affairs of the Trust. Among other things, the Board generally oversees the portfolio management of the Fund and reviews and approves the Fund’s investment advisory and subadvisory contracts and other principal contracts.

The Board has appointed an Independent Fund Trustee to serve in the role of Chairman of the Board.  The Chair’s primary responsibilities are (i) to participate in the preparation of the agenda for meetings of the Board and in the identification of information to be presented to the Board; (ii) to preside at all meetings of the Board; (iii) to act as the Board’s liaison with management between meetings of the Board; and (iv) to act as the primary contact for board communications.  The Chair may perform such other functions as may be requested by the Board from time to time.  Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation as Chair does not impose on such Independent Fund Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.

As described below, the Board has an established committee structure through which the Board considers and addresses important matters involving the Fund, including those identified as presenting conflicts or potential conflicts of interest for management.  The Independent Fund Trustees also regularly meet outside the presence of management and are advised by experienced independent legal counsel knowledgeable in matters of investment company regulation.  The Board periodically evaluates its structure and composition as well as various aspects of its operations.  The Board believes that its leadership structure, including its Independent Chair and its committee structure, is appropriate in light of, among other factors, the asset size of the fund complex overseen by the Board, the nature and number of funds overseen by the Board, the number of Fund Trustees, the range of experience represented on the Board, and the Board’s responsibilities.

Additional Information About Trustees

In choosing each Trustee to serve, the Board was generally aware of each Fund Trustee’s skills, experience, judgment, analytical ability, intelligence, common sense, previous profit and not-for-profit board membership and, for each Independent Fund Trustee, their demonstrated willingness to take an independent and questioning stance toward management.  Each Fund Trustee also now has considerable familiarity with the Trust and each fund of the Trust, their investment manager, subadvisers, administrator and distributor, and their operations, as well as the special regulatory requirements governing regulated investment companies and the special responsibilities of investment company directors as a result of his or her substantial prior service as a trustee of the Trust.  No particular qualification, experience or background establishes the basis for any Fund Trustee’s position on the Board and the Governance and Nominating Committee and individual Board members may have attributed different weights to the various factors.

In addition to the information set forth in the table above and other relevant qualifications, experience, attributes or skills applicable to a particular Fund Trustee, the following provides further information about the qualifications and experience of each Fund Trustee.

Independent Fund Trustees

Faith Colish:  Ms. Colish has experience as an attorney practicing securities law with the SEC and in private practice, with a focus on broker-dealer and investment management matters and matters of regulatory compliance under the securities laws.  She has also served as in-house counsel to an investment advisory firm that managed mutual funds and a fund industry trade organization.  She has served as a member of the board of a not-for-profit membership corporation involving oversight of a substantial investment program.  She has served as a Fund Trustee for multiple years.

Martha C. Goss:  Ms. Goss has experience as chief operating and financial officer of an insurance holding company.  She has experience as an investment professional, head of an investment unit and treasurer for a major insurance company, experience as the Chief Financial Officer of two consulting firms, and experience as a lending officer and credit analyst at a major bank.  She has experience managing a personal investment vehicle.  She has served as a member of the boards of various profit and not-for-profit organizations and a university.  She has served as a Fund Trustee for multiple years.

Michael M. Knetter:  Dr. Knetter has organizational management experience as a dean of a major university business school and as President and CEO of a university supporting foundation.  He also has responsibility for overseeing management of the university’s endowment.  He has academic experience as a professor of international economics.  He has served as a member of the boards of various public companies and another mutual fund.  He has served as a Fund Trustee for multiple years.

Howard A. Mileaf:  Mr. Mileaf is a CPA and an attorney with experience in senior management and as general counsel of an industrial corporation and an industrial holding company.  He has accounting and management experience at a major accounting firm.  He has served as a member of the boards of various profit and not-for-profit organizations.  He has served as a Fund Trustee for multiple years.

George W. Morriss:  Mr. Morriss has experience in senior management and as chief financial officer of a financial services company.  He has investment management experience as a portfolio manager managing personal and institutional funds.  He has served as a member of a committee of representatives from companies listed on NASDAQ.  He has served as a member of the board of funds of hedge funds.  He has an advanced degree in finance.  He has served as a Fund Trustee for multiple years.

Tom D. Seip:  Mr. Seip has experience in senior management and as chief executive officer and director of a financial services company overseeing other mutual funds and brokerage.  He has experience as director of an asset management company.  He has experience in management of a private investment partnership.  He has served as a Fund Trustee for multiple years and as Independent Chair and/or Lead Independent Trustee of the Board.

Candace L. Straight:  Ms. Straight has experience as a private investor and consultant in the insurance industry.  She has experience in senior management of a global private equity investment firm.  She has served as a member of the boards of a public university and various profit companies.  She has served as a Fund Trustee for multiple years.

Peter P. Trapp:  Mr. Trapp has experience in senior management of a credit company and several insurance companies.  He has served as a member of the board of other mutual funds.  He has served as a Fund Trustee for multiple years.

Fund Trustees who are “Interested Persons”

Joseph V. Amato:  Mr. Amato has investment management experience as an executive with Neuberger Berman and another financial services firm.  He serves as Neuberger Berman’s Chief Investment Officer for equity investments.  He has experience in leadership roles within Neuberger Berman and its affiliated entities.  He has served as a member of the board of a major university business school.  He has served as a Fund Trustee since 2009.

Robert Conti:  Mr. Conti has investment management experience as an executive with Neuberger Berman.  He has experience in leadership roles within Neuberger Berman and its affiliated entities. He has served as a member of the board of a not-for-profit organization.  He has served as a Fund Trustee since 2008.

Information About Committees

The Board has established several standing committees to oversee particular aspects of the Fund’s management. The standing committees of the Board are described below.

Audit Committee. The Audit Committee’s purposes are: (a) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee the accounting and financial reporting processes of the Fund and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of service providers; (b) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee the quality and integrity of the Fund’s financial statements and the independent audit thereof; (c) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee, or, as appropriate, assist Board oversight of, the Fund’s compliance with legal and regulatory requirements that relate to the Fund’s accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Fund’s independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Fund’s independent registered public accounting firm; (e) to act as a liaison between the Fund’s independent registered public accounting firm and the full Board; (f) to monitor the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to management about the issuer, current market conditions, and other material factors (“Pricing Procedures”); (g) to consider and evaluate, and recommend to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; and (h) from time to time, as required or permitted by the Pricing Procedures, to establish or ratify a method of determining the fair value of portfolio securities for which market prices are not readily available. Its members are Martha C. Goss (Vice Chair), Howard A. Mileaf, George W. Morriss (Chair), Candace L. Straight, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2013, the Committee met [          ] times.

Contract Review Committee. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust’s principal contractual arrangements and Rule 12b-1 plans.  The Committee also generally oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions. Its members are Faith Colish, Martha C. Goss (Vice Chair), and Candace L. Straight (Chair). All members are Independent Fund Trustees. During the fiscal year ended October 31, 2013, the Committee met [          ] times.

Ethics and Compliance Committee. The Ethics and Compliance Committee generally oversees: (a) the Trust’s program for compliance with Rule 38a-1 and the Trust’s implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust’s Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; (c) the activities of the Trust’s Chief Compliance Officer (“CCO”); (d) the activities of management personnel responsible for identifying, prioritizing, and managing operational risk; and (e) the adequacy and fairness of the arrangements for securities lending, if any, in a manner consistent with applicable regulatory requirements, with special emphasis on any arrangements in which the Fund deals with the manager or any affiliate of the manager as principal or agent. The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.)  The Committee’s primary function is oversight.  Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, “Service Providers”) is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations.  The CCO is responsible for administering the Fund’s Compliance Program, including devising and implementing appropriate methods of testing compliance by the Fund and its Service Providers.  Its members are Faith Colish (Chair), Michael M. Knetter, and Tom D. Seip. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2013, the Committee met [          ] times. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, NB Management, NBAIM and each Subadviser.

Executive Committee. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are Faith Colish, Robert Conti (Vice Chair), Michael M. Knetter, George W. Morriss, Tom D. Seip (Chair), Candace L. Straight, and Peter P. Trapp. All members except for Mr. Conti are Independent Fund Trustees. During the fiscal year ended October 31, 2013, the Committee met [          ] times.

Governance and Nominating Committee. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers (except the CCO) as to whom the Board is charged with approving compensation. Its members are Michael M. Knetter (Chair), Howard A. Mileaf (Vice Chair), and Tom D. Seip. All members are Independent Fund Trustees. The selection and nomination of candidates to serve as independent trustees is committed to the discretion of the current Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Alternative Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended October 31, 2013, the Committee met [          ] times.

Investment Performance Committee. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews Fund performance and interfacing with management personnel responsible for investment risk management.  Each Fund Trustee is a member of the Committee. Peter P. Trapp is the Vice Chair of the Committee. All members except for Mr. Amato and Mr. Conti are Independent Fund Trustees.  During the fiscal year ended October 31, 2013, the Committee met [          ] times.

The Portfolio Transactions and Pricing Committee was eliminated in February 2013 and its functions were divided among the Audit Committee, the Contract Review Committee, and the Ethics and Compliance Committee.  During the fiscal year ended October 31, 2013, the Committee met [          ] times.

Risk Management Oversight

As an integral part of its responsibility for oversight of the Fund in the interests of shareholders, the Board oversees risk management of the Fund’s administration and operations.  The Board views risk management as an important responsibility of management.

The Fund faces a number of risks, such as investment risk, counterparty risk, valuation risk, reputational risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk.  Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Fund.  Under the overall supervision of the Board, the Fund, the Fund’s investment manager, the Fund’s affiliated subadviser and the affiliates of the investment manager or other service providers to the Fund, employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur.  Different processes, procedures and controls are employed with respect to different types of risks.

The Board exercises oversight of the investment manager’s risk management processes primarily through the Board’s committee structure.  The various committees, as appropriate, and, at times, the Board, meet periodically with the investment manager’s head of investment risk, head of operational risk, the Chief Compliance Officer, the Treasurer, the Chief Investment Officers for equity and for fixed income, the heads of Internal Audit, and the Fund’s independent auditor.  The committees review with these individuals, among other things, the design and implementation of risk management strategies in their respective areas, and events and circumstances that have arisen and responses thereto.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness.  Moreover, reports received by the Fund Trustees as to risk management matters are typically summaries of the relevant information.  Furthermore, it is in the very nature of certain risks that they can be evaluated only as probabilities, and not as certainties.  As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations, and no risk management program can predict the likelihood or seriousness of, or mitigate the effects of, all potential risks.

Compensation and Indemnification

The Trust’s Trust Instrument provides that the Trust will indemnify its Fund Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Fund Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

Officers and Fund Trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust.

For serving as a trustee of the Neuberger Berman Funds, each Independent Fund Trustee and each Interested Director who is not an employee of NB Management or its affiliates receives an annual retainer of $125,000, paid quarterly, and a fee of $12,500 for each of the four regularly scheduled meetings he or she attends in-person or by telephone.  For any additional special in-person or telephonic meeting of the Board, the Governance and Nominating Committee will determine whether a fee is warranted. To compensate for the additional time commitment, the Chair of each Committee receives $12,500 per year.  No additional compensation is provided for service on a Board committee.  The Chair who is also an Independent Fund Trustee receives an additional $45,000 per year.

The Neuberger Berman Funds reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings.  The Independent Fund Trustee compensation is allocated to each fund in the fund family based on a method the Board of Trustees finds reasonable.

An Independent Fund Trustee who retired before July 1, 2012 was eligible to elect Trustee Emeritus status upon his or her retirement if he or she had served for a minimum of 15 years or reached the age of 70 years at his or her last birthday.  This policy provides a means to retain access to the valuable experience and substantial institutional knowledge of, and certain ongoing services from, Independent Fund Trustees who have retired from the Board.  A Trustee Emeritus receives a payment for a period of three years according to the following schedule:  for the first year, an amount equal to three-fourths of the annual retainer and regular meeting fees in effect at the time of his or her retirement (“Compensation at Retirement”) assuming six regular meetings; for the second year, an amount equal to one-half of the Compensation at Retirement; and for the third year, an amount equal to one-fourth of the Compensation at Retirement.  A Trustee Emeritus may attend Board or Committee meetings and will be reimbursed for out-of-pocket expenses related to such attendance.  The Trustee Emeritus compensation is allocated to each fund in the fund family based on a method the Board of Trustees finds reasonable.  To continue serving as a Trustee Emeritus, an individual must continue to qualify as “independent” for purposes of the 1940 Act, and shall continue to be subject to the restrictions of the Code of Ethics and requirements under the Board governance policies to pre-clear any trades in shares of a closed end fund in the fund family (or derivatives relating to the shares).  A Trustee Emeritus does not have the power to vote but may be consulted regarding matters involving the Fund.

The following table sets forth information concerning the compensation of the Fund Trustees. The Trust does not have any retirement plan for the Fund Trustees.

TABLE OF COMPENSATION
FOR FISCAL YEAR ENDED 10/31/2013

Name and Position with the Trust	Aggregate Compensation from the Trust	Total Compensation from Investment Companies in the Neuberger Berman Fund Complex Paid to Fund Trustees
Independent Fund Trustees
John Cannon* Trustee	[ ]	[ ]
Faith Colish Trustee	[ ]	[ ]
Martha C. Goss Trustee	[ ]	[ ]
C. Anne Harvey** Trustee	[ ]	[ ]
Robert A. Kavesh* Trustee	[ ]	[ ]
Michael M. Knetter Trustee	[ ]	[ ]
Howard A. Mileaf Trustee	[ ]	[ ]
George W. Morriss Trustee	[ ]	[ ]
Edward I. O’Brien* Trustee	[ ]	[ ]
Cornelius T. Ryan** Trustee	[ ]	[ ]
Tom D. Seip Chairman of the Board and Trustee	[ ]	[ ]
Candace L. Straight Trustee	[ ]	[ ]
Peter P. Trapp Trustee	[ ]	[ ]
Fund Trustees who are “Interested Persons”
Joseph V. Amato Trustee	[ ]	[ ]
Robert Conti President, Chief Executive Officer and Trustee	[ ]	[ ]

Name and Position with the Trust	Aggregate Compensation from the Trust	Total Compensation from Investment Companies in the Neuberger Berman Fund Complex Paid to Fund Trustees

Jack L. Rivkin*** Trustee	[ ]	[ ]

* Retired as of June 30, 2012 and elected Trustee Emeritus status as of that date.
** Retired as of December 13, 2012.
*** Resigned as of December 16, 2013.

[On [                               ], the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Class of the Fund.]

Ownership of Securities by Fund Trustees

The following table sets forth the dollar range of securities owned by each Fund Trustee as of December 31, 2013.*

Name of Fund Trustee	Dynamic Real Return Fund
Independent Fund Trustees
Faith Colish	[ ]
Martha C. Goss	[ ]
Michael M. Knetter	[ ]
Howard A. Mileaf	[ ]
George W. Morriss	[ ]
Tom D. Seip	[ ]
Candace L. Straight	[ ]
Peter P. Trapp	[ ]
Fund Trustees who are “Interested Persons”
Joseph V. Amato	[ ]
Robert Conti	[ ]
* Valuation as of December 31, 2013.

A = None B = $1-$10,000 C = $10,001 - $50,000 D = $50,001-$100,000 E = over $100,000

The following table sets forth the aggregate dollar range of securities owned by each Fund Trustee in all the funds in the fund family overseen by the Fund Trustee as of December 31, 2013.

Name of Fund Trustee	Aggregate Dollar Range of Equity Securities Held in all Registered Investment Companies Overseen by Fund Trustee in Family of Investment Companies*
Independent Fund Trustees
Faith Colish	[ ]
Martha C. Goss	[ ]
Michael M. Knetter	[ ]
Howard A. Mileaf	[ ]

Name of Fund Trustee	Aggregate Dollar Range of Equity Securities Held in all Registered Investment Companies Overseen by Fund Trustee in Family of Investment Companies*
Independent Fund Trustees
George W. Morriss	[ ]
Tom D. Seip	[ ]
Candace L. Straight	[ ]
Peter P. Trapp	[ ]
Fund Trustees who are “Interested Persons”
Joseph V. Amato	[ ]
Robert Conti	[ ]
* Valuation as of December 31, 2013.

A = None  B = $1-$10,000  C = $10,001 - $50,000  D = $50,001-$100,000  E = over $100,000

Independent Fund Trustees Ownership of Securities

[No Independent Fund Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity.]

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator

NB Management serves as the investment manager to the Fund pursuant to a management agreement with the Trust, dated December 29, 2010 (“Management Agreement”).

The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Fund in its discretion and will continuously develop an investment program for the Fund’s assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Fund.

NB Management provides to the Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of the Trust who are officers, directors, or employees of NB Management. Two directors of NB Management, who also serve as officers of NB Management, presently serve as Fund Trustees and/or officers of the Trust.  See “Trustees and Officers.”  The Fund pays NB Management a management fee based on the Fund’s average daily net assets, as described below.

NB Management provides facilities, services, and personnel as well as accounting, record keeping and other services to the Fund pursuant to three administration agreements with the Trust, one for Institutional Class dated December 29, 2010, one for Class A dated December 29, 2010, and one for Class C dated December 29, 2010 (each, an “Administration Agreement”). For such administrative services, each Class of the Fund pays NB Management a fee based on the Class’s average daily net assets, as described below.

NB Management engages NBFI as sub-adviser to choose the Fund’s investments and handle its day-to-day investment business.  See “Sub-Adviser” below.

Under each Administration Agreement, NB Management also provides to each Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund’s shareholder servicing agent or third party investment providers. NB Management provides the direct shareholder services specified in the Administration Agreements and assists the shareholder servicing agent or third party investment providers in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the third party investment provider solicits and gathers shareholder proxies, performs services connected with the qualification of the Fund’s shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreements.

From time to time, NB Management or the Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

Third parties may be subject to federal or state laws that limit their ability to provide certain administrative or distribution related services. NB Management and the Fund intend to contract with third parties for only those services they may legally provide. If, due to a change in laws governing those third parties or in the interpretation of any such law, a third party is prohibited from performing some or all of the above-described services, NB Management or the Fund may be required to find alternative means of providing those services. Any such change is not expected to impact the Fund or its shareholders adversely.

The Management Agreement continues until October 31, 2014. The Management Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in the Fund. The Administration Agreement continues until October 31, 2014. The Administration Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

The Management Agreement is terminable, without penalty, with respect to the Fund on 60 days’ written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days’ written notice either by the Trust or by NB Management. Each Agreement terminates automatically if it is assigned.

Management and Administration Fees

For investment management services, the Fund pays NB Management a fee at the annual rate of 0.650% of the first $250 million of the Fund’s average daily net assets, 0.625% of the next $250 million, 0.600% of the next $250 million, 0.575% of the next $250 million, 0.550% of the next

$500 million, 0.525% of the next $2.5 billion, and 0.500% of average daily net assets in excess of $4 billion.

For administrative services, the Institutional Class of the Fund pays NB Management a fee at the annual rate of 0.15% of the Class’s average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications, subject to the prior approval of an annual budget by the Fund Trustees, including a majority of the Independent Fund Trustees, and periodic reports to the Fund Trustees on actual expenses. With the Fund’s consent NB Management may subcontract to third parties, including investment providers, some of its responsibilities to the Fund under the Administration Agreement and may compensate each such third party that provides such services.  In addition, the Fund may compensate third parties, including investment providers, for recordkeeping, accounting and other services.

For administrative services, Class A and Class C of the Fund each pays NB Management a fee at the annual rate of 0.26% of that Class’s average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications, subject to the prior approval of an annual budget by the Fund Trustees, including a majority of the Independent Fund Trustees, and periodic reports to the Fund Trustees on actual expenses. With the Fund’s consent, NB Management may subcontract to third parties, including investment providers, some of its responsibilities to the Fund under the Administration Agreement and may compensate each such third party that provides such services.  (A portion of this compensation may be derived from the Rule 12b-1 fee paid to NB Management by Class A and Class C of the Fund; see “Distribution Arrangements,” below.)

During the fiscal year ended October 31, 2013, the Fund accrued management and administration fees as follows:

Management and Administration Fees Accrued for Fiscal Year Ended October 31,
Class	2013*
Class A	[ ]
Class C	[ ]
Institutional	[ ]
* Fiscal period from December 19, 2012 (commencement of operations of each Class of the Fund) to October 31, 2013.

Contractual Expense Limitations

NB Management has contractually undertaken, during the respective period noted below, to waive current payment of fees and/or reimburse annual operating expenses of each Class of the Fund listed below so that its total operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and/or interest expenses on short sales and extraordinary expenses) (“Operating Expenses”) do not exceed the rate per annum noted below (“Expense Limitation”).

The Fund has agreed to repay NB Management out of assets attributable to its respective Class noted below for any fees waived by NB Management under the Expense Limitation or any

Operating Expenses NB Management reimburses in excess of the Expense Limitation, provided the repayments do not cause that Class’ Operating Expenses to exceed the respective annual rate of average daily net assets as noted below and the repayments are made within three years after the year in which NB Management incurred the expense.

The appropriateness of these undertakings is determined on a Class-by-Class basis.

Fund	Class	Limitation Period	Expense Limitation
Dynamic Real Return	Institutional	10/31/2017	0.90%
	A	10/31/2017	1.26%
	C	10/31/2017	2.01%
NB Management reimbursed each Class of the Fund the following amount of expenses pursuant to the Fund’s contractual arrangement:

Expenses Reimbursed for Fiscal Period Ended October 31,
Fund	Class	2013*
Dynamic Real Return	Class A	[ ]
	Class C	[ ]
	Institutional Class	[ ]
* Fiscal period from December 19, 2012 (commencement of operations of each Class of the Fund) to October 31, 2013.

Expense Waiver

For any assets that the Fund invests in an affiliated underlying fund, NB Management has undertaken to waive a portion of the Fund’s advisory fee equal to the advisory fee it receives from such affiliated underlying fund on those assets.  This undertaking lasts until [2/28/2014].  This undertaking may not be terminated during its term without the consent of the Board.

Sub-Adviser

NB Management retains NBFI, 190 South LaSalle Street, 24th Floor, Chicago, IL 60603, as sub-adviser with respect to the Fund pursuant to a sub-advisory agreement dated December 29, 2010 (“Sub-Advisory Agreement”).

Pursuant to the Sub-Advisory Agreement, NB Management has delegated responsibility for the Fund’s day-to-day management to NBFI. The Sub-Advisory Agreement provides in substance that NBFI will make and implement investment decisions for the Fund in its discretion and will continuously develop an investment program for the Fund’s assets. The Sub-Advisory Agreement permits NBFI to effect securities transactions on behalf of the Fund through associated persons of NBFI. The Sub-Advisory Agreement also specifically permits NBFI to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Fund,although NBFI has no current plans to pay a material amount of such compensation.

The Sub-Advisory Agreement continues until October 31, 2014 and is renewable from year to year thereafter, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Fund by the Fund Trustees, or by a 1940 Act majority vote of the outstanding interests in the Fund, by NB Management or by NBFI on not less than 30 nor more than 60 days’ prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Fund if it is assigned or if the Management Agreement terminates with respect to the Fund.

Portfolio Manager Information

Accounts Managed

The table below describes the accounts for which the Portfolio Managers have day-to-day management responsibility as of [          ].

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($ millions) †

Thanos Bardas, Ph.D.

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

Andrew Johnson

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

Thomas Marthaler

Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]

Other Accounts**	[ ]	[ ]	[ ]	[ ]

*Registered Investment Companies include all mutual funds managed by the Portfolio Manager, including the Fund.
**Other Accounts include: Institutional Separate Accounts, Subadvised funds, and Managed Accounts (WRAP). Managed Accounts are counted as one account per strategy per managed account platform.
† A portion of certain accounts may be managed by other portfolio managers; however, the total assets of such accounts are included herein even though the portfolio manager listed is not involved in the day-to-day management of the entire account.

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one Fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to actual or potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons, and fees, as the Portfolio Manager must allocate his time and investment ideas across multiple funds and accounts. The Portfolio Manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Fund, and which may include transactions that are directly contrary to the positions taken by the Fund. For example, a Portfolio Manager may engage in short sales of securities for another account that are the same type of securities in which the Fund it manages also invests. In such a case, the Portfolio Manager could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. Additionally, if a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity. If one account were to buy or sell portfolio securities shortly before another account bought or sold the same securities, it could affect the price paid or received by the second account. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Finally, a conflict of interest may arise if NB Management and a Portfolio Manager have a financial incentive to favor one account over another, such as a performance-based management fee that applies to one account but not the Fund or accounts for which the Portfolio Manager is responsible.

NB Management, NBFI and the Fund have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation of Portfolio Managers by NB Management and NBFI

Our compensation philosophy is one that focuses on rewarding performance and incentivizing our employees.  We are also focused on creating a compensation process that we believe is fair, transparent, and competitive with the market.

Compensation for Portfolio Managers consists of fixed and variable compensation but is more heavily weighted on the variable portion of total compensation and reflects individual performance, overall contribution to the team, collaboration with colleagues across Neuberger Berman Group LLC (“NBG,” and together with its consolidated subsidiaries “NB Group”) and, most importantly, overall investment performance.  In particular, the bonus for a Portfolio Manager is determined by using a formula and may or may not contain a discretionary component.  If applicable, the discretionary component is determined on the basis of a variety of criteria, including investment performance (including the pre-tax three-year track record in order to emphasize long-term performance and in certain instances the one-year and five-year track records), utilization of central resources (including research, sales and operations/support), business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of NB Group.  In addition, compensation of portfolio managers at other comparable firms is considered, with an eye toward remaining competitive with the market.

The terms of our long-term retention incentives are as follows:

Employee-Owned Equity.  An integral part of the Acquisition (the management buyout of Neuberger Berman in 2009) was implementing an equity ownership structure which embodies the importance of incentivizing and retaining key investment professionals.

Most of the senior Portfolio Managers on the mutual fund teams are key shareholders in the equity ownership structure.  Currently, on a yearly basis, the equity ownership allocations will be re-evaluated and re-allocated based on performance and other key metrics. Employee equity and preferred stock is subject to vesting and other terms and conditions.

Contingent Compensation Plan. We have also established the Neuberger Berman Group Contingent Compensation Plan (“Contingent Compensation Plan”) pursuant to which a certain percentage of a Portfolio Manager’s compensation is deemed contingent and vests over a three-year period.  Under the plan, participating Portfolio Managers and other participating employees who are members of mutual fund investment teams will receive a cash return on their contingent compensation with a portion of such return being determined based on the team’s investment performance, as well as the performance of a portfolio of other investment funds managed by NB Group investment professionals.

Restrictive Covenants. Portfolio Managers who have received equity interests have agreed to certain restrictive covenants, which impose obligations and restrictions on the use of confidential information and the solicitation of Neuberger Berman employees and clients over a specified period of time if the Portfolio Manager leaves the firm.

Other Accounts. Certain Portfolio Managers may manage products other than mutual funds, such as high net worth separate accounts.  For the management of these accounts, a Portfolio Manager may generally receive a percentage of pre-tax revenue determined on a monthly basis less certain deductions (e.g., a “finder’s fee” or “referral fee” paid to a third party).  The percentage of revenue a Portfolio Manager receives will vary based on certain revenue thresholds.

Ownership of Securities

Set forth below is the dollar range of equity securities beneficially owned by the Portfolio Manager in the Fund that the Portfolio Manager manages, as of October 31, 2013.  Beneficial ownership includes a Portfolio Manager’s direct investments, including through 401(k) plans, and investments by immediate family members.  It also includes amounts related to the Contingent Compensation Plan.  See “Compensation of Portfolio Management by NB Management and Neuberger Berman – Contingent Compensation Plan” for additional information on the Contingent Compensation Plan.

Portfolio Manager	Fund Managed	Dollar Range of Equity Securities Owned in the Fund
Thanos Bardas	Neuberger Berman Dynamic Real Return Fund	[ ]
Andrew Johnson	Neuberger Berman Dynamic Real Return Fund	[ ]
Thomas Marthaler	Neuberger Berman Dynamic Real Return Fund	[ ]

A = None	E = $100,001-$500,000

B = $1-$10,000	F = $500,001-$1,000,000

C = $10,001 - $50,000	G = Over $1,000,001

D =$50,001-$100,000

Other Investment Companies or Accounts Managed

The investment decisions concerning the Fund and the other registered investment companies managed by NB Management and/or NBFI (collectively, “Other NB Funds”) have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Fund. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Fund to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management and NBFI have varied from one another in the past and are likely to vary in the future.

There may be occasions when the Fund and one or more of the Other NB Funds or other accounts managed by NBFI are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions may be aggregated to obtain favorable execution to the extent permitted by applicable law and regulations. The transactions will be allocated according to one or more methods designed to ensure that the allocation is equitable to the Fund and accounts involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Fund, in other cases it is believed that the Fund’s ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Fund having its advisory arrangements with NBFI outweighs any disadvantages that may result from contemporaneous transactions.

The Fund is subject to certain limitations imposed on all advisory clients of NBFI (including the Fund, the Other NB Funds, and other managed accounts) and personnel of NBFI and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of NBFI that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Codes of Ethics

The Fund, NB Management and NBFI have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Fund Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Fund’s Portfolio Managers and other investment personnel who comply with the policies’ preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the Fund they advise, but are restricted from trading in close conjunction with their Fund or taking personal advantage of investment opportunities that may belong to the Fund. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC’s internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC’s Public Reference Section, 100 F Street, N.E., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of NB Management and NBFI

NB Management and NBFI are indirect subsidiaries of NBG. The directors, officers and/or employees of NB Management who are deemed “control persons,” all of whom have offices at the same address as NB Management, are: Joseph Amato and Robert Conti. Mr. Amato is a Trustee of the Trust and Mr. Conti is both a Trustee and an officer of the Trust. The directors, officers and/or employees of NBFI who are deemed “control persons,” all of whom have offices at the same address as NBFI, are: Andrew Johnson and Bradley C. Tank.

The majority of NBG’s voting equity is owned by NBSH Acquisition, LLC (“NBSH”), which was formed to facilitate the May 4, 2009 management buyout of certain of the investment management businesses conducted by Lehman Brothers Holdings Inc. (“LBHI”). NBSH, which is owned by portfolio managers, members of the NB Group management team and certain of NB Group’s key employees and senior professionals, owns approximately 74% of NBG’s common units, and LBHI and certain of its subsidiaries own the remaining 26% of such common units.

DISTRIBUTION ARRANGEMENTS

The Fund offers three classes of shares, known as Institutional Class, Class A, and Class C shares.

Distributor

NB Management serves as the distributor (“Distributor”) in connection with the continuous offering of the Fund’s shares. Institutional Class shares are offered on a no-load basis.  As described in the Fund’s Prospectus), certain classes are available only through investment providers (“Institutions”) that have made arrangements with NB Management for shareholder servicing and administration and/or entered into selling agreements with NB Management.

In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund’s “principal underwriter” within the meaning of the 1940 Act.  It acts as agent in arranging for the sale of the Fund’s Institutional Class shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares.  The Distributor also acts as agent in arranging for the sale of the Fund’s Class A and Class C shares to Institutions and bears all advertising and promotion expenses incurred in the sale of those shares.  For Class A shares, the Distributor receives commission revenue consisting of the portion of the Class A sales charge remaining after the allowances by the Distributor to Institutions.  For Class C shares, the Distributor receives any contingent deferred sales charges that apply during the first year after purchase.  The Fund pays the Distributor for advancing the immediate service fees and commissions paid to qualified Institutions in connection with Class C shares.

[The Distributor did not collect or retain any sales charge revenues for the fiscal period from December 19, 2012 to October 31, 2013.]

For each Class that is sold directly to investors, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Fund, through use of its shareholder list, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund’s shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Fund’s shareholders any investment products or services other than those managed or distributed by NB Management or NBFI.

From time to time, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.

The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement with respect to the Fund’s Institutional Class, and Distribution and Shareholder Services Agreements with respect to Class A and Class C of the Fund (“Distribution Agreements”). The Distribution Agreements continue until October 31, 2014. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund’s outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreements.

Revenue Sharing

NB Management and/or its affiliates may pay additional compensation and/or provide incentives (out of their own resources and not as an expense of the Fund) to certain brokers, dealers, or other financial intermediaries (“Financial Intermediaries”) in connection with the sale, distribution, retention and/or servicing of Fund shares (“revenue sharing payments”).

Such payments are intended to provide additional compensation to Financial Intermediaries for various services, including without limitation, participating in joint advertising with a Financial Intermediary, granting NB Management personnel reasonable access to a Financial Intermediary’s financial advisers and consultants, and allowing NB Management personnel to attend conferences.  NB Management and its affiliates may make other payments or allow other promotional incentives to Financial Intermediaries to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations.

In addition, NB Management may pay for: placing the Fund on the Financial Intermediary’s sales system, preferred or recommended fund list, providing periodic and ongoing education and training of Financial Intermediary personnel regarding the Fund; disseminating to Financial Intermediary personnel information and product marketing materials regarding the Fund; explaining to clients the features and characteristics of the Fund; conducting due diligence regarding the Fund; providing reasonable access to sales meetings, sales representatives and management representatives of a Financial Intermediary; and furnishing marketing support and other services.  Additional compensation also may include non-cash compensation, financial assistance to Financial Intermediaries in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Financial Intermediary charges its representatives for effecting transactions in Fund shares) and other similar charges.

The level of revenue sharing payments made to Financial Intermediaries may be a fixed fee or based upon one or more of the following factors: reputation in the industry, ability to attract and retain assets, target markets, customer relationships, quality of service, gross sales, current assets and/or number of accounts of the Fund attributable to the Financial Intermediary, the particular Fund or fund type or other measures as agreed to by NB Management and/or their affiliates and the Financial Intermediaries or any combination thereof. The amount of these payments is determined at the discretion of NB Management and/or its affiliates from time to time, may be substantial, and may be different for different Financial Intermediaries based on, for example, the nature of the services provided by the Financial Intermediary.

Receipt of, or the prospect of receiving, this additional compensation, may influence a Financial Intermediary’s recommendation of the Fund or of any particular share class of the Fund.  These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that the Fund receives to invest on behalf of an investor and will not increase Fund expenses. You should review your Financial Intermediary’s compensation disclosure and/or talk to your Financial Intermediary to obtain more information on how this compensation may have influenced your Financial Intermediary’s recommendation of the Fund.

In addition to the compensation described above, the Fund and/or NB Management may pay fees to Financial Intermediaries and their affiliated persons for maintaining Fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts (“subaccounting fees”).  Such subaccounting fees paid by the Fund may differ depending on the Fund and are designed to be equal to or less than the fees the Fund would pay to its transfer agent for similar services.  Because some subaccounting fees are directly related to the number of accounts and assets for which a Financial Intermediary provides services, these fees will increase with the success of the Financial Intermediary’s sales activities.

NB Management and its affiliates are motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of Financial Intermediaries.  To the extent Financial Intermediaries sell more shares of the Fund or retain shares of the Fund in their clients’ accounts, NB Management and/or its affiliates benefit from the incremental management and other fees paid to NB Management and/or its affiliates by the Fund with respect to those assets.

Distribution Plan (Class A Only)

The Trust, on behalf of the Fund, has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“Plan”) with respect to Class A of the Fund.  The Plan provides that Class A of the Fund will compensate NB Management for administrative and other services provided to Class A of the Fund, its activities and expenses related to the sale and distribution of Class A shares, and ongoing services to investors in Class A of the Fund. Under the Plan, NB Management receives from Class A of the Fund a fee at the annual rate of 0.25% of that Class’s average daily net assets. NB Management may pay up to the full amount of this fee to Institutions that make available Class A shares and/or provide services to Class A and its shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by Class A of the Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. Class A’s plan complies with these rules.

The table below sets forth the total amount of fees accrued for Class A of the Fund:

Class A	Fiscal Year Ended October 31, 2013
Dynamic Real Return	[ ]*
* Fiscal period from December 19, 2012 (commencement of operations of Class A of the Fund) to October 31, 2013.

Distribution Plan (Class C Only)

The Trust, on behalf of the Fund, has also adopted a Plan with respect to Class C shares of the Fund.  The Plan provides that Class C of the Fund will compensate NB Management for administrative and other services provided to Class C of the Fund, its activities and expenses related to the sale and distribution of Class C shares, and ongoing services to investors in Class C of the Fund. Under the Plan, NB Management receives from Class C of the Fund a fee at the annual rate of 1.00% of that Class’s average daily net assets of which 0.75% is a distribution fee and 0.25% is a service fee. NB Management may pay up to the full amount of this fee to Institutions that make available Class C shares and/or provide services to Class C and its shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by Class C of the Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. Class C’s plan complies with these rules.

The table below sets forth the total amount of fees accrued for Class C of the Fund:

Class C	Fiscal Year Ended October 31, 2013
Dynamic Real Return	[ ]*
* Fiscal period from December 19, 2012 (commencement of operations of Class C of the Fund) to October 31, 2013.

Distribution Plan (Class A and Class C)

Each Plan requires that NB Management provide the Fund Trustees for their review a quarterly written report identifying the amounts expended by each Class and the purposes for which such expenditures were made.

Prior to approving the Plans, the Fund Trustees considered various factors relating to the implementation of each Plan and determined that there is a reasonable likelihood that the Plans will benefit the applicable Classes of the Fund and their shareholders. To the extent the Plans allow the Fund to penetrate markets to which they would not otherwise have access, the Plans may result in additional sales of Fund shares; this, in turn, may enable the Fund to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by Institutions with which shareholders have an existing relationship.

Each Plan is renewable from year to year with respect to a class of the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees and (2) by a vote of the majority of those Independent Fund Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Plans pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Trustees”), cast in person at a meeting called for the purpose of voting on such approval. The Plans may not be amended to increase materially the amount of fees paid by any class of the Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the class and by the Fund Trustees in the manner described above. A Plan is terminable with respect to a class of the Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the class.

From time to time, the Fund may be closed to new investors. Because the Plans for Class A and Class C shares of the Fund pay for ongoing shareholder and account services, the Board may determine that it is appropriate for the Fund to continue paying a 12b-1 fee, even though the Fund is closed to new investors.

ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value

The Fund’s shares are bought or sold at the offering price or at a price that is the Fund’s NAV per share. The NAV for each Class of the Fund is calculated by subtracting total liabilities of that Class from total assets attributable to that Class (the market value of the securities the Fund holds plus cash and other assets). The Fund’s per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding attributable to that Class and rounding the result to the nearest full cent. The Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open. Because the value of the Fund's portfolio securities changes every business day, its share price usually changes as well.

The Fund uses one or more independent pricing services approved by the Board of Trustees to value its debt portfolio securities and certain other instruments. Valuations of debt securities and certain other instruments (other than short-term securities) provided by an independent pricing service are based on readily available bid quotations or, if quotations are not readily available, by methods that include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term securities with remaining maturities of less than 60 days may be valued at cost, which, when combined with interest earned, approximates market value.

The Fund uses one or more independent pricing services approved by the Board of Trustees to value its equity portfolio securities (including options, other instruments for which market quotations are readily available and securities issued by ETFs). The independent pricing service values equity portfolio securities (including options and securities issued by ETFs) listed on the NYSE, the NYSE MKT LLC or other national securities exchanges, and other securities or instruments for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. Securities traded primarily on the NASDAQ Stock Market are normally valued by the independent pricing service at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security or other instrument on a particular day, the independent pricing service may value the security or other instrument based on market quotations.

NB Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation for a security is not available from an independent pricing service or if NB Management believes in good faith that the valuation does not reflect the amount the Fund would receive on a current sale of that security, the Fund seeks to obtain quotations from principal market makers. If such quotations are not readily available, the Fund may use a fair value estimate made according to methods approved by the Board of Trustees. The Fund may also use these methods to value certain types of illiquid securities and instruments for which broker quotes are rarely, if ever, available, such as options that are out of the money or for which no trading activity exists. Fair value pricing generally will be used if the market in which a portfolio security trades closes early or if trading in a particular security was halted during the day and did not resume prior to the Fund’s net asset value calculation. Numerous factors may be considered when determining the fair value of a security or other instrument, including available analyst, media or other reports, trading in futures or ADRs, and whether the issuer of the security or other instrument being fair valued has other securities or other instruments outstanding.

The value of the Fund's investments in foreign securities is generally determined using the same valuation methods used for other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern time.

If, after the close of the principal market on which a security is traded and before the time the Fund's securities are priced that day, an event occurs that NB Management deems likely to cause a material change in the value of that security, the Fund Trustees have authorized NB Management, subject to the Board’s review, to ascertain a fair value for such security. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant.

The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the

Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. Foreign securities are traded in foreign markets that may be open on days when the NYSE is closed. As a result, the NAV of the Fund may be significantly affected on days when shareholders do not have access to the Fund.

Under the 1940 Act, the Fund is required to act in good faith in determining the fair value of portfolio securities. The SEC has recognized that a security’s valuation may differ depending on the method used for determining value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security’s fair value will be the same as or close to the subsequent opening market price for that security.

Subscriptions in Kind

The Fund may from time to time accept securities in exchange for Fund shares.

Financial Intermediaries

The Fund has authorized one or more financial intermediaries to receive purchase and redemption orders on its behalf.  Such financial intermediaries are authorized to designate other administrative intermediaries to receive purchase and redemption orders on the Fund’s behalf.  The Fund will be deemed to have received a purchase and redemption order when a financial intermediary or its designee receives the order.  Purchase and redemption orders will be priced at the next share price or offering price to be calculated after the order has been “accepted” as defined in the Prospectus.

Automatic Investing and Dollar Cost Averaging

For each Class that is sold directly to investors, shareholders in that Class (“Direct Shareholders”) may arrange to have a fixed amount automatically invested in Fund shares of that Class each month. To do so, a Direct Shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in an eligible money market fund outside the Neuberger Berman fund family or (2) withdrawals from the shareholder’s checking account. In either case, the minimum monthly investment is $100. Direct Shareholders who elect to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

Automatic investing enables a Direct Shareholder to take advantage of “dollar cost averaging.” As a result of dollar cost averaging, a Direct Shareholder’s average cost of Fund shares generally would be lower than if the shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.

Sales Charges

Class A Purchases

Pursuant to a determination of eligibility by NB Management, Class A shares of the Fund may be sold at net asset value to:

1.	current or retired directors, trustees, and officers of the Neuberger Berman Funds, current or retired employees and partners of NB Management or Neuberger Berman

2.	and any entity controlling, controlled by or under common control with a Neuberger Berman Fund, NB Management or Neuberger Berman;

3.	current employees of firms that have entered into selling agreements to distribute shares of the Neuberger Berman Funds;

4.	current employees of registered investment advisers that invest in the Neuberger Berman Funds either for proprietary accounts or on behalf of clients; and

5.
immediate family members of persons listed in (1) through (3) above (as “immediate family” is defined in the prospectus);companies exchanging securities with the Fund through a merger, acquisition or exchange offer;

6.	insurance company separate accounts;

7.	NB Management or Neuberger Berman and its affiliated companies;

8.
an individual or entity with a substantial business relationship with NB Management or Neuberger Berman and its affiliated companies, or an individual or entity related or relating to such individual or entity that holds its shares directly with the Fund;

9.
wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts of insurance companies that have a participation agreement with NB Management and whose underlying investments are managed by NB Management or Neuberger Berman and its affiliated companies and that hold their shares directly with the Fund;

10.
banks, broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into an agreement with the Distributor or one of its affiliates, purchasing shares on behalf of clients participating in a fund supermarket or in a wrap program, asset allocation program or other program in which the clients pay an asset-based fee;

11.
Employer-sponsored defined contribution – type plans, including 401(k) plans, 457 plans, 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, and individual retirement account (“IRA”) rollovers involving retirement plan assets invested in the funds and transferred in-kind to an IRA held at a financial intermediary that has an agreement with the Distributor to service such accounts;

12.	Employee benefit and retirement plans for NB Management and any entity controlling, controlled by or under common control with NB Management; and

13.
Certain IRAs that are part of an IRA platform sponsored by a financial intermediary that has an agreement with the Distributor, which specifically provides that the Fund’s shares are offered at NAV on such IRA platform.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

Dealer commissions and compensation.

Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of aggregate purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the Fund’s IRA rollover policy as described in the Class A and Class C Prospectus) are paid to dealers at the following rates: 1.00% on amounts from $1 million to $3,999,999, 0.50% on amounts from $4 million to $29,999,999 and 0.25% on amounts from $30 million and above. Commissions are based on cumulative investments and are reset annually.

A dealer concession of up to 1% may be paid by the Fund under its Class A plan of distribution to reimburse the Distributor in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

See Appendix B to this SAI for information regarding sales charge reductions and waivers.

ADDITIONAL EXCHANGE INFORMATION

As more fully set forth in the respective fund’s prospectus, if shareholders purchased Institutional Class, Investor Class, Trust Class or Class R6 shares of a fund in the fund family directly, they may redeem at least $1,000 worth of the fund’s shares and invest the proceeds in shares of the corresponding class of one or more of the other funds in the fund family, provided that the minimum investment and other eligibility requirements of the other fund(s) are met.  Investor Class shares of a fund in the fund family may also be exchanged for Trust Class shares where NB Management is the Institution acting as the record owner on behalf of the shareholder making the exchange. Class R6 shares of a fund in the fund family may also be exchanged for Institutional shares where (1) NB Management is the Institution acting as the record owner on behalf of the shareholder making the exchange, and (2) Class R6 shares of the other fund in the fund family are not available (otherwise, Class R6 shares would be exchanged for Class R6 shares of the other fund in the fund family).

In addition, Grandfathered Investors (as defined in the Class A and Class C shares Prospectuses) may exchange their shares (either Investor Class or Trust Class) for Class A shares where Investor Class or Trust Class shares of the other fund in the fund family are not available;

otherwise, they will exchange their shares into the corresponding class of the other fund in the fund family. Class R6 shareholders may exchange their shares for Institutional shares where Class R6 shares of the other fund in the fund family are not available; otherwise, they will exchange their shares into Class R6 of the other fund in the fund family.

An Institution may exchange a fund’s Advisor Class, Investor Class, Trust Class, Institutional Class, Class A, Class C, Class R3, and Class R6 shares (if the shareholder did not purchase the fund’s shares directly) for shares of the corresponding class of one or more of the other funds in the fund family, if made available through that Institution.  Most Institutions allow you to take advantage of the exchange program.

If shareholders purchased shares of a fund in the fund family directly, with the exception of Class R6, they may exchange those shares for shares of the following eligible money market funds (and classes): Investment Class shares of State Street Institutional U.S. Government Money Market Fund, Investment Class shares of State Street Institutional Liquid Reserves Fund, and Investment Class shares of State Street Institutional Treasury Plus Money Market Fund. An investor may exchange shares of an eligible money market fund for shares of a particular class of a fund in the Neuberger Berman fund family only if the investor holds, through NB Management, both shares of that eligible money market fund and shares of that particular class of that fund in the Neuberger Berman fund family.

Exchanges are generally not subject to any applicable sales charges.  However, exchanges from eligible money market funds are subject to any applicable sales charges on the fund in the Neuberger Berman fund family being purchased, unless the eligible money market fund shares were acquired through an exchange from a fund in the Neuberger Berman fund family having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gain distributions from a fund in the Neuberger Berman fund family having a sales charge.

Most investment providers allow you to take advantage of the exchange program.  Please contact your investment provider or NB Management for further information on exchanging your shares.

 Before effecting an exchange, fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale and purchase for federal income tax purposes, and, depending on the circumstances, a capital gain or loss may be realized.

Each of the Neuberger Berman Funds may terminate or materially alter its exchange privilege without notice to shareholders.

ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions

The right to redeem Fund shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund’s shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open (“Business Day”) after termination of the suspension.

Redemptions in Kind

The Fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities valued as described in “Share Prices and Net Asset Value” above. If payment is made in securities, a shareholder or Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of the Fund’s shareholders as a whole.

Abandoned Property

It is the responsibility of the investor to ensure that NB Management maintains a correct address for the investor’s account(s). An incorrect address may cause an investor’s account statements and other mailings to be returned to NB Management. If NB Management is unable to locate the investor, then it will determine whether the investor’s account has legally been abandoned. NB Management is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction.

CONVERSION INFORMATION

If consistent with your investment provider’s program, Class A and Class C shares of the Fund that have been purchased by an investment provider on behalf of clients participating in (i) 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans or (ii) investment programs in which the clients pay a fixed or asset-based fee, may be converted into Institutional Class shares of the same Fund if the investment provider satisfies any then-applicable eligibility requirements for investment in Institutional Class shares of the Fund.  Any such conversion will be effected at net asset value without the imposition of any sales load, fee or other charges by the Fund.  Please contact your investment provider about any fees that it may charge.

DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund distributes to its shareholders substantially all of its net investment income (by Class, after deducting expenses attributable to the Class), net capital gains and net gains from foreign currency transactions it earns or realizes that are allocable to that Class. Capital gain realization is one factor that a Portfolio Manager may consider in deciding when to sell a security. The Fund’s net investment income, for financial accounting purposes, consists of all income accrued on its assets less accrued expenses but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in the Fund’s NAV until they are distributed. The Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

The Fund normally pays dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, once annually, in December.

The Fund’s dividends and other distributions are automatically reinvested in additional shares of the distributing Class of the Fund, unless the shareholder elects to receive them in cash (“cash election”). Direct Shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company (“State Street”), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another fund in the fund family, designated in the shareholder’s original account application. To the extent dividends and other distributions are subject to federal, state, and/or local income taxation, they are taxable to the shareholders (or Institution) whether received in cash or reinvested in Fund shares.

A cash election with respect to the Fund remains in effect until the shareholder (or Institution) notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver the Fund’s mailings to a shareholder for 180 days, the Fund will terminate the shareholder’s cash election. Thereafter, the shareholder’s dividends and other distributions will automatically be reinvested in additional Fund shares of the relevant Class until the shareholder (or Institution) requests in writing to State Street or the Fund that the cash election be reinstated.

Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Class of the Fund at its NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

ADDITIONAL TAX INFORMATION

Taxation of the Fund

To qualify for treatment as a RIC, the Fund – which is treated as a separate corporation for federal tax purposes – must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains and losses from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”) and must meet several additional requirements. These requirements include the following:

(1) the Fund must derive at least 90% of its gross income each taxable year from (i) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Financial Instruments) derived with respect to its business of investing in securities or those currencies (“Qualifying Other Income”) and (ii) net income from an interest in a “qualified publicly traded partnership” (“QPTP”) (“Income Requirement”); and

(2) at the close of each quarter of the Fund’s taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (ii) not more than 25% of the value of its total assets may be invested in (a) securities (other than Government securities or securities of other RICs) of any one issuer, (b) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (c) securities of one or more QPTPs (“25% Diversification Requirement,” collectively, “Diversification Requirements”).

If the Fund invests cash collateral received in connection with securities lending in an unregistered fund (as noted above under “Investment Information -- Cash Management and Temporary Defensive Positions”), the Fund generally will be treated as (x) owning a proportionate share of the unregistered fund’s assets for purposes of determining the Fund’s compliance with the Diversification Requirements and certain other provisions (including the provision that permits it to enable its shareholders to get the benefit of foreign taxes it pays, as described below) and (y) being entitled to the income on that share for purposes of determining whether it satisfies the Income Requirement.

By qualifying for treatment as a RIC, the Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If the Fund failed to qualify for treatment as a RIC for any taxable year  -- either (1) by failing to satisfy the Distribution Requirement, even if it satisfied the Income and Diversification Requirements, or (2) by failing to satisfy the Income Requirement and/or either Diversification Requirement and was unable, or determined not to, avail itself of provisions enacted as part of the Regulated Investment Company Modernization Act of 2010 that enable a RIC to cure a failure to satisfy any of the Income and Diversification Requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements -- (a) it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (b) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends to the extent of the Fund’s earnings and profits.  Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is “qualified dividend income” (as described in the Prospectus) (“QDI”) would be taxable for federal tax purposes at the rate for net capital gain (a maximum of 15% for taxable years beginning before January 1, 2013). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

The Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts. The Fund intends to make distributions in accordance with this calendar year distribution requirement.

Dividends and interest the Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the total return on its securities. Tax treaties between certain countries and the

United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

The Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on its disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. The Fund’s distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on individuals’ QDI.

If the Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the Fund’s incurring the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Fund may elect to “mark-to-market” any stock in a PFIC it owns at the end of its taxable year. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over the Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. The Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Investors should be aware that the Fund may not be able, at the time it acquires a foreign issuer’s shares, to ascertain whether the issuer is a PFIC and that a foreign corporation may become a PFIC after the Fund acquires shares therein.

The Fund’s use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses it realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Financial Instruments the Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as Qualifying Other Income.

Exchange-traded futures contracts, certain foreign currency contracts, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) -- excluding any “securities futures contract” (both as defined in the Code) that is not a “dealer securities futures contract” and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement -- that are subject to section 1256 of the Code (“Section 1256 contracts”) in which the Fund may invest are required to be “marked-to-market” (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Fund’s taxable year. Sixty percent of any net gain or loss recognized as a result of these deemed sales, and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to it. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. The Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of short-term capital gain (as noted above, taxable to its shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends it must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

If the Fund has an “appreciated financial position” -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract the Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction of the Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale of, or granting an option to buy substantially identical stock or securities).

The Fund may acquire zero coupon securities or other securities issued with OID. As a holder of those securities, the Fund must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, the Fund must include in its gross income each taxable year any increase for that year in the net principal value of each inflation-indexed security it holds, even though it does not receive cash representing the increase until the security matures. Because the Fund annually must distribute substantially all of its investment company taxable income (including accrued OID and other non-cash income) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund’s cash assets or, if necessary, from the proceeds of sales of its securities. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

The Fund may invest in interests in MLPs, which generally are classified as partnerships for federal tax purposes.  Most MLPs in which the Fund may invest are expected to be QPTPs, all the net income from which (regardless of source) would be qualifying income, under the Income Requirement.  If the Fund invests in an MLP or an ETF (organized as a partnership) that is not a QPTP, including a company principally engaged in the real estate industry that is classified for federal tax purposes as a partnership (and not as a corporation or REIT), the net income the Fund earns therefrom would be treated as Qualifying Other Income only to the extent it would be such if realized directly by the Fund in the same manner as realized by that MLP, ETF, or company.

The Fund may invest in REITs that (1) hold residual interests in real estate mortgage investment conduits (“REMICs”) or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools (“TMPs”) or have a qualified REIT subsidiary that is a TMP. A portion of the net income allocable to REMIC residual interest holders may be an “excess inclusion.” The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs.  Although those regulations have not yet been issued, in 2006 the U.S. Treasury Department and the Service issued a notice (“Notice”) announcing that, pending the issuance of further guidance, the Service would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.

The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP’s excess inclusion income under a “reasonable method,” (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not “disqualified organizations” (i.e., governmental units and tax-exempt entities that are not subject to tax on their unrelated business taxable income (“UBTI”)) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest federal income tax rate imposed on corporations) on the excess inclusion income allocated to its disqualified organization shareholders, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate. Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, IRAs, and public charities) constitutes UBTI to them.

A RIC with excess inclusion income is subject to rules identical to those in clauses (2) through (5) (substituting “that are nominees” for “that are not ‘disqualified organizations’” in clause (3) and inserting “record shareholders that are” after “its” in clause (4)).  The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from REITs the excess inclusion income of which exceeded 3% of its dividends.  The Fund will not invest directly in REMIC residual interests and does not intend to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.

Taxation of the Fund’s Shareholders

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

The Fund is required to withhold and remit to the U.S. Treasury 28% of  all dividends, capital gain distributions, and redemption proceeds (regardless of the extent to which gain or loss may be realized) otherwise payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and other distributions otherwise payable to those shareholders who are subject to backup withholding for any other reason.

Dividends the Fund pays to a foreign shareholder, other than (1) dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on and (2) capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to a federal withholding tax of 30% (or lower treaty rate).  If a foreign shareholder’s ownership of Fund shares is effectively connected with a U.S. trade or business carried on by the foreign shareholder, the foreign shareholder will not be subject to such withholding tax but will be subject to federal income tax on income dividends from the Fund as if it were a U.S. shareholder.  A foreign shareholder generally will be exempt from federal income tax on gain realized on the sale of Fund shares and Fund distributions of net capital gain, unless the shareholder is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year (special rules apply in the case of a shareholder that is a foreign trust or foreign partnership). If legislation is enacted to extend certain provisions of the Code which expired for taxable years beginning on or after January 1, 2012, foreign shareholders would not be subject to withholding tax on “short-term capital gain dividends” and “interest-related dividends” (if any) paid by the Fund.

Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), the fund will be required to withhold 30% of the ordinary dividends it pays after June 30, 2014, and the gross proceeds of share redemptions and certain capital gain dividends it pays after December 31, 2014, to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or foreign individual that timely provides the certifications required by the fund or its agent on a valid IRS Form W-9 or W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as foreign investment funds, and non-financial foreign entities (“NFFEs”).  To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the Service in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify itself and may be required to provide other required information to the Fund or other withholding agent regarding its U.S. owners, if any.  Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance.  A non-U.S. entity that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.  A foreign shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of such agreement.  Non-U.S. investors should consult their own tax advisers regarding the impact of these requirements on their investment in the Fund.

As described in “Maintaining Your Account” in the Prospectus, the Fund may close a shareholder’s account and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an IRA (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund’s payment of the redemption proceeds may result in adverse tax consequences for the accountholder. Shareholders should consult their tax advisers regarding any such consequences.

A shareholder’s basis in Fund shares that he or she acquires after December 31, 2011 (“Covered Shares”), will be determined in accordance with the Fund’s default method, which is average basis, unless the shareholder affirmatively elects in writing (which may be electronic) to use a different acceptable basis determination method, such as a specific identification method.  The basis determination method a Fund shareholder elects (or the default method) may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption.

In addition to the previous requirement to report the gross proceeds from a redemption of shares, the Fund (or its administrative agent) must report to the Service and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period.  Fund shareholders should consult with their tax advisors to determine the best Service-accepted basis method for their tax situation and to obtain more information about how the basis reporting law applies to them.

Special Tax Considerations Pertaining to Funds of Funds

As discussed above, the Fund may invest its assets in shares of underlying funds.

Consequently, the Fund’s distributable income and gains will normally consist primarily of distributions from underlying funds and gains and losses on the disposition of shares of underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the Fund will not be able to benefit from those losses until (i) the underlying fund realizes gains that it can reduce by those losses, or (ii) the Fund recognizes its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) when it disposes of shares of the underlying fund. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for U.S. federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the Fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund).

In addition, in certain circumstances, the “wash sale” rules may apply to Fund sales of underlying fund shares by the Fund that have generated losses. As discussed above, a wash sale occurs if shares of an underlying fund are sold by the Fund at a loss and the Fund acquires additional shares of that same underlying fund during the period beginning 30 days before and ending 30 days after the date of the sale. The wash-sale rules could defer losses of the Fund on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gain that the Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from the Fund (e.g., long-term capital gain, qualified dividend income, exempt interest, eligibility for dividends received deduction) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying funds.

Depending on the Fund’s percentage ownership in an underlying fund before and after a redemption of underlying fund shares, the redemption of shares by the Fund of such underlying fund may cause the Fund to be treated as receiving a dividend on the full amount of the distribution instead of receiving a capital gain or loss on the shares of the underlying fund. This could be the case where the Fund holds a significant interest in an underlying fund that is not “publicly offered” (as defined in the Code) or does not issue shares which are redeemable upon the demand of its shareholders and redeems only a small portion of such interest. Dividend treatment of a redemption by the Fund would affect the amount and character of income required to be distributed by both the Fund and the underlying fund for the year in which the redemption occurred. It is possible that such a dividend would qualify as “qualified dividend income” if the underlying fund reports the dividend as such as discussed below; otherwise, it would be taxable as ordinary income and could cause shareholders of the Fund to recognize higher amounts of ordinary income than if the shareholders had held shares of the underlying funds directly.

If the Fund receives dividends from an underlying fund, and the underlying fund reports such dividends as “qualified dividend income,” then the Fund is permitted, in turn, to report a portion of its distributions as “qualified dividend income,” provided the Fund meets the holding period and other requirements with respect to shares of the underlying fund. If the Fund receives dividends from an underlying fund, and the underlying fund reports such dividends as eligible for the dividends received deduction, then the Fund is permitted, in turn, to report a portion of its distributions as eligible for the dividends-received deduction, provided the Fund meets the holding period and other requirements with respect to shares of the underlying fund.

If the Fund is a “qualified fund of funds” (a regulated investment company that invests at least 50% of its total assets in other regulated investment companies at the close of each quarter of its taxable year), it will be able to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any interest received on tax-exempt obligations in which it directly invests or any exempt-interest dividends it receives from underlying funds in which it invests.

Further, if the Fund is a qualified fund of funds, it will be able to elect to pass through to its shareholders any foreign income and other similar taxes paid by an underlying fund in which the Fund invests that itself elected to pass such taxes through to shareholders, so that shareholders of the Fund will be eligible to claim a tax credit or deduction for such taxes (as well as any such taxes paid by the Fund). However, even if the Fund qualifies to make the election for any year, it may determine not to do so.

FUND TRANSACTIONS

In effecting securities transactions, the Fund seeks to obtain the best price and execution of orders.  Affiliates of a Manager are permitted to act as brokers for the Fund in the purchase and sale of their portfolio securities (other than certain securities traded on the OTC market) where such brokers are capable of providing best execution (“Affiliated Brokers”).

For Fund transactions which involve securities traded on the OTC market; the Fund purchases and sells OTC securities in principal transactions with dealers who are the principal market makers for such securities. Loans will be purchased in individually negotiated transactions with commercial banks, thrifts, insurance companies, finance companies and other financial institutions. In determining whether to purchase loans from these financial institutions, the Manager may consider, among other factors, the financial strength, professional ability, level of service and research capability of the institution. While financial institutions generally are not required to repurchase loans which they have sold, they may act as principal or on an agency basis in connection with the Fund’s disposition of loans.

During the fiscal period from December 19, 2012 to October 31, 2013, the Fund paid brokerage commissions of $[   ], of which $[   ] was paid to Neuberger Berman.  During the fiscal period ended October 31, 2013, transactions in which the Fund used Neuberger Berman as broker comprised [   ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [   ]% of the aggregate brokerage commissions paid by the Fund. [   ]% of the $[   ] paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $[   ]) was directed to those brokers at least partially on the basis of research services they provided. [During the fiscal period ended October 31, 2013, the Fund acquired securities of the following of its “regular brokers or dealers” (as defined under the 1940 Act): [                  ]; at that date, the Fund held the securities of its regular brokers or dealers with an aggregate value as follows: [           ], $[    ] and [        ], $[    ].]

Commission rates, being a component of price, are considered along with other relevant factors in evaluating best price and execution.  The Fund may use an Affiliated Broker where, in the judgment of the Manager, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Fund’s knowledge, no affiliate of any Fund receives give-ups or reciprocal business in connection with its securities transactions.

The use of an Affiliated Broker for the Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. Before an Affiliated Broker is used, the Trust and the Manager expressly authorize the Affiliated Broker to retain such compensation, and the Affiliate Broker would have to agree to comply with the reporting requirements of Section 11(a).

Under the 1940 Act, commissions paid by the Fund to an Affiliated Broker in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker’s commission. Accordingly, it is the Fund’s policy that the commissions paid an Affiliated Broker will be at least as favorable as those that would be charged by other qualified brokers having comparable execution capability in NB Management’s judgment. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by an Affiliated Broker. However, when an Affiliated Broker is executing portfolio transactions on behalf of the Fund, consideration regularly will be given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits an Affiliated Broker from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Fund unless an appropriate exemption is available.

A committee of Independent Fund Trustees from time to time will review, among other things, information relating to the commissions charged by an Affiliated Broker to the Fund and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability.

To ensure that accounts of all investment clients, including the Fund, are treated fairly in the event that an Affiliated Broker receives transaction instructions regarding the same security for more than one investment account at or about the same time, the Affiliated Broker may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

Under policies adopted by the Board of Trustees, an Affiliated Broker may enter into agency cross-trades on behalf of the Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, the Affiliated Broker would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Fund cannot be an account over which the Affiliated Broker exercises investment discretion. A member of the Board of Trustees who will not be affiliated with the Affiliated Broker will review information about each agency cross-trade that the Fund participates in.

In selecting a broker to execute Fund transactions, NB Management considers the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance, and financial responsibility, and may consider, among other factors, research and other investment information provided by non-affiliated brokers.

A committee comprised of officers of NB Management and/or employees of NBFI who are Portfolio Managers of the Fund and Other NB Funds (collectively, “NB Funds”) and some of NBFI’s managed accounts (“Managed Accounts”) periodically evaluates throughout the year the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the

Managed Accounts. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research or other services provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

The commissions paid to a broker other than an Affiliated Broker may be higher than the amount another firm might charge if the Manager determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. The Manager believes that those research services benefit the Fund by supplementing the information otherwise available to the Manager. That research may be used by the Manager in servicing other clients.  On the other hand, research received by the Manager from brokers effecting portfolio transactions on behalf of its other clients may be used for the Fund’s benefit.

In certain instances, the Manager may specifically allocate brokerage for research services (including research reports on issuers and industries, as well as economic and financial data) which may otherwise be purchased for cash. While the receipt of research services has not reduced the Manager’s normal internal research activities, the Manager’s expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, the Manager is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to the Manager by or through broker dealers. Research obtained in this manner may be used in servicing any or all clients of the Manager and may be used in connection with clients other than those client’s whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services described above, the Manager always considers its best execution obligation when deciding which broker to utilize.

Insofar as Fund transactions result from active management of equity securities, and insofar as Fund transactions result from seeking capital appreciation by selling securities whenever sales are deemed advisable without regard to the length of time the securities may have been held, it may be expected that the aggregate brokerage commissions paid by the Fund to brokers (including to Affiliated Brokers) may be greater than if securities were selected solely on a long-term basis.

The Fund may, from time to time, loan portfolio securities to broker-dealers affiliated with NB Management (“Affiliated Borrowers”) in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by the Fund to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by the Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All transactions with

Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

Expense Offset Arrangement

[The Fund has entered into an expense offset arrangement in connection with its custodian contract.   For the fiscal period from December 19, 2012 to October 31, 2013, the impact of this arrangement was a reduction of expenses of $[    ].]

Portfolio Turnover

The Fund’s portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Fund during the fiscal year.

Proxy Voting

The Board has delegated to NB Management the responsibility to vote proxies related to the securities held in the Fund’s portfolio. Under this authority, NB Management is required by the Board to vote proxies related to portfolio securities in the best interests of the Fund and its shareholders. The Board permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

NB Management has implemented written Proxy Voting Policies and Procedures (“Proxy Voting Policy”) that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of its advisory clients for whom NB Management has voting authority, including the Fund. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

NB Management’s Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Glass, Lewis & Co. (“Glass Lewis”) to vote proxies in accordance with NB Management’s voting guidelines.

NB Management’s guidelines adopt the voting recommendations of Glass Lewis. NB Management retains final authority and fiduciary responsibility for proxy voting. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with NB Management’s proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

The Fund may invest in shares of affiliated funds and may own substantial portions of these underlying affiliated funds.  When the Fund holds shares of underlying affiliated funds, the Fund will vote proxies of those funds in the same proportion as the vote of all other holders of the fund’s shares, unless the Board otherwise instructs.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE

Portfolio Holdings Disclosure Policy

The Fund prohibits the disclosure of information about its portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Fund, rating and ranking organizations, and affiliated persons of the Fund or NB Management (the “Potential Recipients”) unless such disclosure is consistent with the Fund’s legitimate business purposes and is in the best interests of its shareholders (the “Best Interests Standard”).

NB Management and the Fund have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Fund with a specific business reason to know the portfolio holdings of the Fund (e.g., securities lending agents) (the “Allowable Recipients”). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as “Approved Recipients.” NB Management may determine to expand the categories of Allowable Recipients only if it is determined that the Best Interests Standard has been met and only with the written concurrence of NB Management’s legal and compliance department. These procedures are designed to address conflicts of interest between the shareholders, on the one hand, and NB Management or any affiliated person of either NB Management or the Fund on the other, by creating a review and approval process of potential recipients of portfolio holdings, which seeks to ensure that disclosure of information about the Fund’s portfolio securities is in the best interests of the Fund and its shareholders.

Portfolio Holdings Disclosure Procedures

Disclosure of portfolio holdings may be requested by completing and submitting a holdings disclosure form to NB Management’s legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

Neither the Fund, NB Management, nor any affiliate of any of them, may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. The Chief Compliance Officer shall report any material issues that may arise under these policies to the Board of Trustees.

Pursuant to Codes of Ethics adopted by the Fund, NB Management and NBFI, Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Fund except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Fund’s shareholders.  The Codes also prohibit any person associated with the Fund, NB Management or NBFI, as applicable, in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Fund from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Portfolio Holdings Approved Recipients

The Fund currently has ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

State Street Bank and Trust Company (“State Street”). The Fund has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, the Fund employs State Street as the custodian of its assets.  As custodian, State Street creates and maintains all records relating to the Fund’s activities and supplies the Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of the Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of the Fund, except with the Fund’s written consent. State Street receives reasonable compensation for its services and expenses as custodian.

Other Third-Party Service Providers.  The Fund may also disclose portfolio holdings information prior to their being made public to its independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Fund who require access to this information to fulfill their duties to the Fund.

In addition, the Fund may disclose portfolio holdings information to third parties that calculate information derived from holdings for use by NB Management and/or NBFI.  Currently,

the Fund provides its complete portfolio holdings to FactSet Research Systems Inc. (“FactSet”) each day for this purpose.  FactSet receives reasonable compensation for its services.

The Fund may also, from time to time, disclose portfolio holdings information to a proxy solicitation service, Glass Lewis, or to a corporate action service provider, ISS, although they typically receive holdings information after that information is already public.

In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

Rating, Ranking and Research Agencies.  The Fund sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund.  The Fund provides its complete portfolio holdings to: Vestek each day, Lipper, a Reuters company, on the sixth business day of each month, Bloomberg and Morningstar on the sixth business day of each month, with a one month delay (but if the Fund posts its holdings quarterly, it provides its holdings on a quarterly basis) and RiskMetrics on the sixth business day of each month (holdings that are sent are on a two-month delay).  The Fund also provides its complete month-end portfolio holdings to Data Communiqué International (“DCI”), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of the Fund’s top 10 holdings.  No compensation is received by the Fund, NB Management, NBAIM, any Subadviser or any other person in connection with the disclosure of this information.  NB Management either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep the Fund’s portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for the Fund.

REPORTS TO SHAREHOLDERS

Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent registered public accounting firm for the Fund. The Fund’s statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to an amended and restated Trust Instrument dated as of October 14, 2010.  The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has seven separate operating series (including the Fund).  The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

Description of Shares.  The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Fund Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

Shareholder Meetings.  The Fund Trustees do not intend to hold annual meetings of shareholders of the Fund. The Fund Trustees will call special meetings of shareholders of the Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote at the meeting.

Certain Provisions of Trust Instrument.  Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

Other.  For Fund shares that can be bought, owned and sold through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with NB Management to perform services. Depending on the policies of the Institution involved, an investor may be able to transfer an account from one Institution to another.

CUSTODIAN AND TRANSFER AGENT

The Fund has selected State Street, 2 Avenue de Lafayette, Boston, MA 02111, as custodian for its securities and cash. State Street also serves as the Fund’s transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Fund has selected [                           ], as the independent registered public accounting firm that will audit its financial statements.

LEGAL COUNSEL

The Trust has selected K&L Gates LLP, 1601 K Street, N.W., Washington, D.C. 20006-1600, as its legal counsel.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of [             ], the following are all of the beneficial and record owners of 5% or more of a class of the Fund. Except where indicated with an asterisk, the owners listed are record owners.

These entities hold these shares of record for the accounts of certain of their clients and have informed the Fund of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

Fund and Class	Name & Address	Percent Owned
[ ]	[ ]	[ ]

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC’s offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Fund.

Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

FINANCIAL STATEMENTS

The following financial statements and related documents are incorporated herein by reference from the Fund’s Annual Report to shareholders for the fiscal year ended October 31, 2013:

The audited financial statements of the Fund and notes thereto, and the reports of                [                ], independent registered public accounting firm, with respect to such audited financial statements of the Fund.

Appendix A

Long-Term and Short-Term Debt Securities Rating Descriptions

Standard & Poor’s (“S&P”) Corporate Long-Term Issue Ratings:

The following descriptions of S&P’s long-term issue ratings have been published by Standard & Poor’s Financial Service LLC.

AAA – An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA – An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB – An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B – An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC – An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC – An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C – A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D – An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days, irrespective of any grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (-) – The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Moody’s Investors Service, Inc.’s (“Moody’s”) Long-Term Obligation Ratings:

The following descriptions of Moody’s long-term obligation ratings have been published by Moody's Investors Service, Inc.

Aaa – Obligations rated Aaa are judged to be of the highest quality and are subject to the lowest level of credit risk.

Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa – Obligations rated Baa are judged to be medium-grade and are subject to moderate credit risk, and as such may possess certain speculative characteristics.

Ba – Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B – Obligations rated B are considered speculative and are subject to high credit risk.

Caa – Obligations rated Caa are judged to be speculative, of poor standing and are subject to very high credit risk.

Ca – Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C – Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

A-2

Modifiers: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch Ratings’ (“Fitch”) Corporate Finance Obligations – Long-Term Ratings:

The following descriptions of Fitch’s long-term corporate finance obligation ratings have been published by Fitch, Inc. and Fitch Ratings Ltd. and its subsidiaries.

AAA – Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB – Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB – Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B – Highly speculative. ‘B’ ratings indicate that material credit risk is present.  For performing obligations, default risk is commensurate with the issuer being rated with an Issuer Default Risk (“IDR”) in the ranges ‘BB’ to ‘C’. For issuers with an IDR below ‘B’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur.  For issuers with an IDR above ‘B’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur.  For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have extremely high recovery rates consistent with a Recovery Rating of ‘RR1’ (outstanding recovery prospects given default).

CCC – Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’.  For issuers with an IDR below ‘CCC’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur.  For issuers with an IDR above ‘CCC’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a superior recovery rate consistent with a Recovery Rating of ‘RR2’ (superior recovery prospects given default).

A-3

CC – Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.  For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. For issuers with an IDR below ‘CC’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur.  For issuers with an IDR above ‘CC’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur.  For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a good recovery rate consistent with a Recovery Rating of ‘RR3’ (good recovery prospects given default).

C – Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. The overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, and the rated obligation is expected to have an average, below-average or poor recovery rate consistent with a Recovery Rating of ‘RR4’ (average recovery prospects given default), ‘RR5’ (below average recovery prospects given default) or ‘RR6’ (poor recovery prospects given default).

Defaulted obligations typically are not assigned 'D' ratings, but are instead rated in the 'B' to 'C' rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or Minus (-) The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘CCC’.

emr – The subscript 'emr' is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

DBRS’ Long Term Obligations:

The following descriptions of DBRS’ long-term obligation ratings have been published by Dominion Bond Rating Service.

AAA – Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

AA – Superior credit quality. The capacity for the payment of financial obligations is considered high.  Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.

A – Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative

A-4

factors are considered manageable.

BBB – Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

BB – Speculative, non investment-grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

B – Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

CCC, CC, C – Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.

D – A financial obligation has not been met or it is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

High or Low – Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The AAA and D categories do not utilize “high”, “middle”, and “low” as differential grades.

S&P’s Short-Term Issue Credit Ratings:

The following descriptions of S&P’s short-term issue credit ratings have been published by Standard & Poor’s Financial Service LLC.

A-1 – A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation;

A-5

however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C - A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings – S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Moody’s Short-Term Obligation Ratings:

The following descriptions of Moody’s short-term obligation ratings have been published by Moody's Investors Service, Inc.

P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch’s Short-Term Obligation Ratings:

The following descriptions of Fitch’s short-term obligation ratings have been published by Fitch Inc. and Fitch Ratings Ltd. and its subsidiaries.

F1 - Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

A-6

F2 - Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 - Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B – Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C - High short-term default risk. Default is a real possibility.

RD – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

DBRS Commercial Paper and Short-Term Debt Ratings:

The following descriptions of DBRS’s commercial paper and short-term debt ratings have been published by Dominion Bond Rating Service.

R-1 (high) – Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

R-1 (middle) – Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

R-1 (low) – Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favourable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

R-2 (high) – Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

R-2 (middle) – Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

R-2 (low) – Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

R-3 – Lowest end of adequate credit quality. There is a capacity for the payment of short-term

A-7

financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

R-4 – Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

R-5 – Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

D – A financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.

A-8

Appendix B

Sales Charge Reductions and Waivers

Reducing your Class A sales charge.

As described in the Class A and Class C Prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Letter of Intent. By establishing a letter of intent (the “Letter”), you enter into a nonbinding commitment to purchase shares of funds in the fund family over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once.

The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Letter period may be credited toward satisfying the Letter.

The Letter may be revised upward at any time during the Letter period, and such a revision will be treated as a new Letter, except that the Letter period during which the purchases must be made will remain unchanged. Purchases made from the date of revision will receive the reduced sales charge, if any, resulting from the revised Letter.

The Letter will be considered completed if the shareholder dies within the 13-month Letter period. Commissions to dealers will not be adjusted or paid on the difference between the Letter amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Letter, shares equal to 5% of the dollar amount specified in the Letter may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Fund’s transfer agent. All dividends and capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Letter period, the purchaser may be required to remit to the Distributor the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Letter period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Letter period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Distributor for the balance still outstanding.

Shareholders purchasing shares at a reduced sales charge under a Letter indicate their acceptance of these terms and those in the Class A and Class C Prospectus with their first purchase.

B-1

Aggregation. Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the Class A and Class C Prospectus, if all parties are purchasing shares for their own accounts and/or:

●	individual-type employee benefit plans, such as an IRA, individual 403(b) plan (see exception in “Purchases by certain 403(b) plans” under “Sales Charges”) or single-participant Keogh-type plan;

●	business accounts solely controlled by you or your immediate family (for example, you own the entire business);

●
trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct the Fund’s transfer agent to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

●	endowments or foundations established and controlled by you or your immediate family; or

●	529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

●	for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

●	made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

●	for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating Fund shares;

●
for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations; or

●
for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales Charges” above), or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge

B-2

purposes, in each case of a single employer or affiliated employers as defined in the 1940 Act.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Concurrent purchases. As described in the Class A and Class C Prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the funds in the fund family.

Rights of accumulation. Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the funds in the fund family to determine your sales charge on investments in accounts eligible to be aggregated. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) or (b) the amount you invested (including reinvested dividends and capital gain distributions, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

You must contact your financial adviser or NB Management if you have additional information that is relevant to the calculation of the value of your holdings.

You may not purchase Class C shares if such combined holdings cause you to be eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

If you make a gift of Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your funds in the fund family.

CDSC waivers for Class A and Class C shares.

As noted in the Class A and Class C Prospectus, a contingent deferred sales charge (“CDSC”) may be waived in the following cases:

●
redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Fund’s transfer agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Fund’s transfer agent is notified of the death of a joint tenant will be subject to a CDSC;

B-3

●	tax-free returns of excess contributions to IRAs;

●	permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

●	distributions from an IRA upon the shareholder’s attainment of age 59-1/2.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

●	Required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70-1/2.

●
Redemptions through a systematic withdrawal plan (SWP) established directly with a Fund. For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

●	Purchases where the Distributor pays no commission or transaction fee to authorized dealers.

For purposes of this paragraph, “account” means:

●	in the case of Class A shares, your investment in Class A shares of all funds in the fund family; and

●	in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the Class A and Class C Prospectus.

B-4

NEUBERGER BERMAN ALTERNATIVE FUNDS

STATEMENT OF ADDITIONAL INFORMATION

DATED [FEBRUARY ___, 2014]

Fund	Institutional Class	Class A	Class C
Neuberger Berman Risk Balanced Commodity Strategy Fund	NRBIX	NRBAX	NRBCX

605 Third Avenue, 2nd Floor, New York, NY 10158-0180 Shareholder Services 800-877-9700 Institutional Services 800.366.6264 www.nb.com

Neuberger Berman Risk Balanced Commodity Strategy Fund (the “Fund”) is a mutual fund that offers shares pursuant to a prospectus dated [February ___, 2014].  The prospectus and summary prospectus (together, the “Prospectus”) for your share class provide more information about the Fund that you should know before investing. You can get a free copy of the Prospectus, annual report and/or semi-annual report for the Fund from Neuberger Berman Management LLC (“NB Management”), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the appropriate number listed above for your share class. You should read the Prospectus and consider the investment objective, risks and fees and expenses of the Fund carefully before investing.

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus.  This SAI is not an offer to sell any shares of any class of the Fund.  A written offer can be made only by a Prospectus.

The Fund’s financial statements, notes thereto and the report of its independent registered public accounting firm are incorporated by reference from the Fund’s annual report to shareholders into (and are therefore legally part of) this SAI.

No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman Group LLC. “Neuberger Berman Management LLC” and the individual Fund name in this SAI are either service marks or registered service marks of Neuberger Berman Management LLC. ©2014 Neuberger Berman Management LLC. All rights reserved. ©2014 Neuberger Berman Fixed Income LLC. All rights reserved.

TABLE OF CONTENTS

Page

INVESTMENT INFORMATION	4
Investment Policies and Limitations	4
Cash Management and Temporary Defensive Positions	6
Additional Investment Information	7

PERFORMANCE INFORMATION	58

TRUSTEES AND OFFICERS	58
Information about the Board of Trustees	58
Information about the Officers of the Trust	62

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES	73
Investment Manager and Administrator	73
Management and Administration Fees	75
Contractual Expense Limitations	76
Sub-Adviser	76
Portfolio Manager Information	77
Other Investment Companies Managed	80
Codes of Ethics	81
Management and Control of NB Management and NBFI	81

DISTRIBUTION ARRANGEMENTS	82
Distributor	82
Revenue Sharing	83
Distribution Plan (Class A Only)	84
Distribution Plan (Class C Only)	85
Distribution Plan (Class A and Class C)	85

ADDITIONAL PURCHASE INFORMATION	86
Share Prices and Net Asset Value	86
Subscriptions in Kind	88
Financial Intermediaries	88
Automatic Investing and Dollar Cost Averaging	88
Sales Charges	88

ADDITIONAL EXCHANGE INFORMATION	90

ADDITIONAL REDEMPTION INFORMATION	90
Suspension of Redemptions	91
Redemptions in Kind	91
Abandoned Property	92

CONVERSION INFORMATION	92

ii

DIVIDENDS AND OTHER DISTRIBUTIONS	92

ADDITIONAL TAX INFORMATION	93
Taxation of the Fund	93
Taxation of the Fund’s Shareholders	98

FUND TRANSACTIONS	100
Expense Offset Arrangement	103
Portfolio Turnover	103
Proxy Voting	103

PORTFOLIO HOLDINGS DISCLOSURE	104
Portfolio Holdings Disclosure Policy	104
Portfolio Holdings Disclosure Procedures	105
Portfolio Holdings Approved Recipients	105

REPORTS TO SHAREHOLDERS	107

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS	107

CUSTODIAN AND TRANSFER AGENT	108

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	108

LEGAL COUNSEL	108

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	108

REGISTRATION STATEMENT	109

FINANCIAL STATEMENTS	109

APPENDIX A – LONG-TERM AND SHORT-TERM DEBT SECURITIES RATING DESCRIPTIONS	A-1

APPENDIX B – SALES CHARGE REDUCTIONS AND WAIVERS	B-1

iii

INVESTMENT INFORMATION

The Fund is a separate operating series of Neuberger Berman Alternative Funds (“Trust”), a Delaware statutory trust since February 15, 2005, that is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.

The Fund commenced operations on August 27, 2012.

The following information supplements the discussion of the Fund’s investment objective, policies, and limitations in the Prospectus. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust (“Fund Trustees”) without shareholder approval. The fundamental investment policies and limitations of the Fund may not be changed without the approval of the lesser of:

 (1)  67% of the units of beneficial interest (“shares”) of the Fund present at a meeting at which more than 50% of the outstanding shares of the Fund are present or represented, or

 (2)  a majority of the outstanding shares of the Fund.

These percentages are required by the Investment Company Act of 1940, as amended (“1940 Act”), and are referred to in this SAI as a “1940 Act majority vote.”

NB Management has delegated day-to-day management of the Fund to Neuberger Berman Fixed Income LLC (“NBFI”).  Throughout this SAI, the term “Manager” refers to NB Management or NBFI, as appropriate.

Investment Policies and Limitations

Except as set forth in the investment limitation on borrowing and the investment limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Fund. If events subsequent to a transaction result in the Fund exceeding the percentage limitation on illiquid securities, the Manager will take appropriate steps to reduce the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

The following investment policies and limitations are fundamental:

1. Borrowing.  The Fund may not borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes and for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Fund’s total assets, the Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

2. Commodities. The Fund may not purchase physical commodities, except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief

4

or unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts, options, foreign currencies or forward contracts, swaps, caps, collars, floors and other financial instruments or from investing in securities of any kind.

3. Industry Concentration.  The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that the Fund may invest 25% or more of its total assets in investments that provide exposure to the group of industries that comprise the commodities sector. This limitation does not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities (“U.S. Government and Agency Securities”), securities of other investment companies and tax-exempt securities or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities, loans, loan participations or other forms of direct debt instruments or (ii) by engaging in repurchase agreements.

5. Real Estate.  The Fund may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

6. Senior Securities.  The Fund may not issue senior securities, except as permitted under the 1940 Act.

7. Underwriting.  The Fund may not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”).

For purposes of the limitation on commodities, the Fund does not consider foreign currencies or forward contracts to be physical commodities.

For purposes of the limitation on commodities, the restriction does not prevent the Fund from investing in a wholly owned subsidiary, thereby indirectly gaining exposure to the investment returns of commodities markets within the limitations of federal income tax requirements, or from investing in commodity-linked derivative instruments.

For purposes of the Fund’s industry concentration policy, the Fund will not exclude tax-exempt securities that are issued by municipalities to finance non-governmental projects, such as hospitals (i.e., private activity bonds or industrial revenue bonds), from the industry concentration policy.

The Fund has the following fundamental investment policy:

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to

5

securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

The following investment policies and limitations are non-fundamental:

1. Lending.  Except for the purchase of debt securities, loans, loan participations or other forms of direct debt instruments and engaging in repurchase agreements, the Fund may not make any loans other than securities loans.

2. Margin Transactions.  The Fund may not purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short term credits as are necessary for the clearance of securities transactions.  Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

3. Illiquid Securities.  The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

4. Investments in Any One Issuer.  At the close of each quarter of the Fund’s taxable year, (i) no more than 25% of the value of its total assets may be invested in the securities of a single issuer and (ii) with regard to 50% of the value of its total assets, no more than 5% of the value of its total assets may be invested in the securities of a single issuer. These limitations do not apply to government securities, as defined for purposes of Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Code”), or securities of another “regulated investment company” (as defined in section 851(a) of the Code) (“RIC”).

5. Investment by a Fund of Funds. If shares of the Fund are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the underlying Fund are held by such fund, the underlying Fund will not purchase securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

Senior Securities: The SEC has taken the position that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include reverse repurchase agreements, short sales, futures and options positions, forward contracts and when-issued securities. However, the SEC has clarified that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the SEC will not raise senior securities issues under the 1940 Act.

Cash Management and Temporary Defensive Positions

For temporary defensive purposes, or to manage cash pending investment or payout, the Fund may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, money market funds and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

6

In reliance on an SEC exemptive rule, the Fund may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7 under the 1940 Act, whether or not advised by NB Management or an affiliate, under specified conditions.  Among other things, the conditions preclude the Fund from paying a sales charge, as defined in rule 2830(b) of the NASD Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”) (“sales charge”), or a service fee, as defined in that rule, in connection with its purchase or redemption of the money market fund’s or unregistered fund’s shares, or the Fund’s investment adviser must waive a sufficient amount of its advisory fee to offset any such sales charge or service fee.

Additional Investment Information

The Fund may buy the types of securities and use the investment techniques described below, subject to any applicable investment policies and limitations.  However, the Fund may not buy all of the types of securities or use all of the investment techniques described below.  The Fund’s principal investment strategies and the principal risks of the Fund’s principal investment strategies are discussed in the Prospectus.

Asset-Backed Securities.  Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements, or a combination of the foregoing. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities and to extension risk (the risk that an issuer of a security will make principal payments slower than anticipated by the investor, thus extending the securities’ duration). The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.

Certificates for Automobile ReceivablesSM (“CARSSM”) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are passed through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARSSM if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.

Credit card receivable securities are backed by receivables from revolving credit card agreements (“Accounts”). Credit balances on Accounts are generally paid down more rapidly than

7

are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer’s ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders’ payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

The Fund may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to the Fund.

Banking and Savings Institution Securities.  These include CDs, time deposits, bankers’ acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers’ acceptances in which the Fund invests typically are not covered by deposit insurance.

A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers’ acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear

8

fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital, which can fluctuate significantly when interest rates change. Also, general economic conditions, consolidation and competition among banking and savings institutions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

In response to the 2008 financial turmoil, the U.S. Government is taking a variety of measures to increase the regulation of depository institutions and their holding companies.  On July 21, 2010, the President signed into law the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which significantly impacts the financial services industry, including more stringent regulation of depository institutions and their holding companies.  Federal regulatory agencies are in the process of developing regulations to implement many of the Dodd-Frank Act’s provisions, so the full impact and compliance burden on the operations and profitability of depository institutions and their holding companies is not yet clear and will not likely be clear for years to come.  Based on the provisions of the Dodd-Frank Act and anticipated implementing regulations, depository institutions and their holding companies are likely to be subject to significantly increased regulatory and compliance obligations.  Accordingly, investments in bank paper may not yield expected returns because the increased regulation may significantly curtail the operations and profitability of depository institutions and their holding companies.

In addition, securities of foreign banks and foreign branches of U.S. banks may involve investment risks in addition to those relating to domestic bank obligations. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, and the possible adoption of foreign governmental restrictions that might adversely affect the payment of principal and interest on such obligations. In addition, foreign banks and foreign branches of U.S. banks may be subject to less stringent reserve requirements and non-U.S. issuers generally are subject to different accounting, auditing, reporting and recordkeeping standards than those applicable to U.S. issuers.

Commercial Paper.  Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. The Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While some restricted commercial paper normally is deemed illiquid, the Manager may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

Policies and Limitations. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to the Fund’s 15% limitation on investments in illiquid securities. The Fund may also invest in such commercial paper as a defensive measure, to increase liquidity, or as needed for segregated assets.

9

Wholly Owned Subsidiary.  The Fund expects to invest a portion of its assets in a wholly owned subsidiary organized as an exempted company with limited liability under the laws of the Cayman Islands (“Subsidiary”). The Fund will invest in the Subsidiary in order to indirectly gain exposure to the commodities markets within the limitations of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) applicable to RICs. The Fund must maintain no more than 25% of the value of its total assets in the Subsidiary at the end of every quarter of its taxable year. The Fund is the sole shareholder of the Subsidiary, and shares of the Subsidiary will not be sold or offered to other investors.  The Subsidiary’s commodity-linked investments (including commodity-linked futures contracts, structured notes, swaps and options) are expected to produce leveraged exposure to the performance of the commodities markets. The Subsidiary also may invest in money market funds, fixed income securities and other instruments that may serve as collateral for its commodity-linked positions and may hold cash or cash equivalents.

The Subsidiary is overseen by its own board of directors. While the Subsidiary may be considered similar to an investment company, it is not registered under the 1940 Act and, except as noted in the Fund’s prospectus or this SAI, is not subject to all of the investor protection requirements of the 1940 Act and other U.S. statutes and regulations.  Consequently, the Fund, as the sole shareholder of the Subsidiary, will not have all of the protections afforded to investors in registered mutual funds. However, the Subsidiary is wholly owned and controlled by the Fund, and the Fund Trustees maintain oversight responsibility for investment activities of the Subsidiary generally (with respect to compliance and investment policies and procedures) as if the Subsidiary’s investments were held directly by the Fund. Furthermore, NB Management is responsible for the Subsidiary’s day-to-day business pursuant to a management agreement between the Subsidiary and NB Management. Therefore, the Fund’s ownership and control of the Subsidiary make it unlikely that the Subsidiary would take any action contrary to the interests of the Fund or its shareholders. Under the management agreement with the Subsidiary, NB Management provides the Subsidiary with the same type of management services, under the same terms, as it provides to the Fund. NB Management engages NBFI as sub-adviser of the Subsidiary to choose the Subsidiary’s investments and handle its day-to-day business. The Subsidiary also has contracted with service providers to provide custody and other services to the Subsidiary.

In managing the Subsidiary’s investment portfolio, and in adhering to the Fund’s compliance policies and procedures, NB Management will treat the assets of the Subsidiary generally as if the assets were held directly by the Fund. NB Management will also treat the assets of the Subsidiary generally as if the assets were held directly by the Fund with respect to its adherence to the Fund’s investment policies and restrictions.

The Subsidiary will pay NB Management for the investment management services it receives.  The Subsidiary will also bear other fees and expenses it incurs in connection with its operations, such as those for services it receives from third party service providers.

The financial information of the Subsidiary will be consolidated into the Fund’s financial statements, as contained within the Fund’s Annual and Semiannual Reports provided to shareholders. Changes in U.S. laws (where the Fund is organized) and/or the Cayman Islands (where the Subsidiary is organized), could prevent the Fund and/or the Subsidiary from operating as described in the Fund’s Prospectus and this SAI and could negatively affect the Fund and its shareholders. For example, the Cayman Islands has undertaken not to impose certain taxes on the Subsidiary, including any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax. If the

10

Subsidiary’s exemption from those taxes were revoked, thus requiring the Subsidiary to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.

By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary provide exposure similar to that held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund.

Commodities Related Investments.  Although the Fund may not purchase precious metals (such as gold, silver and platinum) or other physical commodities or contracts thereon, the Fund may purchase securities backed by physical commodities, including interests in exchange-traded investment trusts and other similar entities, the value of whose shares relates directly to the value of physical commodities held by such an entity.  As an investor in such an entity, the Fund would indirectly bear its pro rata share of the entity’s expenses, which may include storage and other costs relating to the entity’s investments in physical commodities.  In addition, the Fund will not qualify for treatment as a RIC under the Code if more than 10% of its annual gross income consists of certain “non-qualifying” income, which includes gains resulting from selling physical commodities (or options or futures contracts thereon unless the gain is realized from certain hedging transactions) and certain other non-passive income.  See “Additional Tax Information.”  The Fund’s investment in securities backed by, or in such entities that invest in, physical commodities, other than shares of the Subsidiary, generally would produce income that would be subject to this 10% limitation.  To remain within this limitation, the Fund may hold such an investment or sell it at a loss, or sell other investments, when for investment reasons it would not otherwise do so.  The availability of such measures does not guarantee that the Fund would be able to remain within the limitations of the Code.

The Fund has requested a private letter ruling from the Internal Revenue Service (“Service”) that the Fund’s income from the Subsidiary will be “qualifying income,” consistent with a position expressed in numerous private letter rulings the Service had issued in recent years (which the Fund may not rely on as precedent) until it suspended the issuance of those rulings in July 2011. The Fund nevertheless has received an opinion of counsel, which is not binding on the Service or the courts, that income the Fund derives from the Subsidiary should constitute qualifying income. See “Additional Tax Information.”

If the Service were to change its ruling position, such that the Fund’s income from the Subsidiary was not qualifying income, the Fund could be unable to qualify as a RIC for one or more years.  If the Fund failed to so qualify for any taxable year but was eligible to and did cure the failure, it would incur potentially significant additional federal income tax expense.  If, on the other hand, the Fund failed to so qualify for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax on its taxable income at corporate rates, with the consequence that its income available for distribution to shareholders would be reduced and all such distributions from earnings and profits would be taxable to them as dividend income. In that event, the Fund Trustees may authorize a significant change in investment strategy or the Fund’s liquidation.

Exposure to physical commodities may subject the Fund to greater volatility than investments in traditional securities.  The value of such investments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as supply and demand, drought, floods, weather, embargoes, tariffs

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and international economic, political and regulatory developments.  Their value may also respond to investor perception of instability in the national or international economy, whether or not justified by the facts.  However, these investments may help to moderate fluctuations in the value of the Fund’s other holdings, because these investments may not correlate with investments in traditional securities. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund’s shares to fall.  No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or realize the full value of such investments in the event of the need to liquidate such investments.  Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities.  Because physical commodities do not generate investment income, the return on investments in physical commodities will be derived solely from the appreciation or depreciation on such investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

The commodity-related investments of the Subsidiary will not generally be subject to U.S. laws (including securities laws) and their protections. Further, they will be subject to the laws of a foreign jurisdiction, which can be adversely affected by developments in that jurisdiction.

Policies and Limitations.  The Fund may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments. This does not prohibit the Fund from purchasing futures contracts, options, foreign currencies or forward contracts, swaps, caps, floors, collars and other financial instruments or from investing in securities of any kind.  However, the Fund may purchase securities backed by physical commodities, including interests in exchange-traded investment trusts and other similar entities, the value of whose shares relates directly to the value of physical commodities held by such an entity.  The Fund does not intend to purchase or sell such investments when doing so would cause it to fail to qualify as a RIC under the Code.

Convertible Securities.  The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation’s capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be

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subject to redemption at the option of the issuer at a price established in the security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objectives.

Policies and Limitations.  Convertible securities are considered equity securities for purposes of any investment policy or limitation.  Convertible debt securities are subject to the Fund’s investment policies and limitations concerning fixed income securities.

Direct Debt Instruments including Loans, Loan Assignments, and Loan Participations.  Direct debt includes interests in loans, notes and other interests in amounts owed to financial institutions by borrowers, such as companies and governments, including emerging market countries. Direct debt instruments are interests in amounts owed by corporate, governmental, or other borrowers (including emerging market countries) to lenders or lending syndicates. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. The borrower may be in financial distress or may default or have a right to borrow additional cash from the owners of direct debt. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Direct debt instruments may involve a risk of insolvency of the lending bank or intermediary. In addition, there may be fewer legal protections for owners of direct debt than conventional debt securities.  Direct indebtedness of developing countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay interest and repay principal when due. See the additional risks described under “Foreign Securities” in this SAI.

Direct debt instruments may have floating interest rates.  These interest rates will vary depending on the terms of the underlying loan and market conditions.

Policies and Limitations. To the extent direct debt is deemed illiquid, such purchases thereof will be subject to the Fund’s 15% limitation on investments in illiquid securities.

Loans, Loan Assignments, and Loan Participations.  Floating rate securities, including loans, provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, weekly, monthly, or semi-annually) or automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on floating rate securities ordinarily is determined by reference to LIBOR (London Interbank Offered Rate), a particular bank’s prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

Loan interests are a form of direct debt instrument in which the Fund may invest by taking an assignment of all or a portion of an interest in a loan previously held by another institution or by acquiring a participation in an interest in a loan that continues to be held by another institution.  The Fund may invest in secured and unsecured loans.  Many banks have been weakened by the recent financial crisis, and it may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition. Loans are subject to the same risks as other direct debt instruments discussed above and carry additional risks described in this section.

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Assignments. When the Fund purchases a loan by assignment, the Fund typically succeeds to the rights of the assigning lender under the loan agreement and becomes a lender under the loan agreement. Subject to the terms of the loan agreement, the Fund typically succeeds to all the rights and obligations under the loan agreement of the assigning lender. However, assignments may be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Participation Interests.  The Fund's rights under a participation interest with respect to a particular loan may be more limited than the rights of original lenders or of investors who acquire an assignment of that loan.  In purchasing participation interests, the Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation interest (the “participating lender”) and only when the participating lender receives the payments from the borrower.

In a participation interest, the Fund will usually have a contractual relationship only with the selling institution and not the underlying borrower.  The Fund normally will have to rely on the participating lender to demand and receive payments in respect of the loans, and to pay those amounts on to the Fund; thus, the Fund will be subject to the risk that the lender may be unwilling or unable to do so.  In such a case, the Fund would not likely have any rights against the borrower directly.  In addition, the Fund generally will have no right to object to certain changes to the loan agreement agreed to by the participating lender.

In buying a participation interest, the Fund might not directly benefit from the collateral supporting the related loan and may be subject to any rights of set off the borrower has against the selling institution. In the event of bankruptcy or insolvency of the borrower, the obligation of the borrower to repay the loan may be subject to certain defenses that can be asserted by the borrower as a result of any improper conduct of the participating lender. As a result, the Fund may be subject to delays, expenses and risks that are greater than those that exist when the Fund is an original lender or assignee.

Creditworthiness.  The Fund’s ability to receive payments in connection with loans depends on the financial condition of the borrower. The Manager will not rely solely on another lending institution’s credit analysis of the borrower, but will perform its own investment analysis of the borrower. The Manager’s analysis may include consideration of the borrower’s financial strength, managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative.  Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed.  In connection with the restructuring of a loan or other direct debt instrument outside of bankruptcy court in a negotiated work-out or in the context of bankruptcy proceedings, equity securities or junior debt securities may be received in exchange for all or a portion of an interest in the security.

In buying a participation interest, the Fund assumes the credit risk of both the borrower and the participating lender.  If the participating lender fails to perform its obligations under the participation agreement, the Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest. If a participating lender becomes insolvent, the Fund may be treated

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as a general creditor of that lender. As a general creditor, the Fund may not benefit from a right of set off that the lender has against the borrower. The Fund will acquire a participation interest only if the Manager determines that the participating lender or other intermediary participant selling the participation interest is creditworthy.

Ratings.  Loan interests may not be rated by independent rating agencies and therefore, investments in a particular loan participation may depend almost exclusively on the credit analysis of the borrower performed by the Manager.

Agents.  Loans are typically administered by a bank, insurance company, finance company or other financial institution (the “agent”) for a lending syndicate of financial institutions.  In a typical loan, the agent administers the terms of the loan agreement and is responsible for the collection of principal and interest and fee payments from the borrower and the apportionment of these payments to all lenders that are parties to the loan agreement.  In addition, an institution (which may be the agent) may hold collateral on behalf of the lenders.  Typically, under loan agreements, the agent is given broad authority in monitoring the borrower’s performance and is obligated to use the same care it would use in the management of its own property.  In asserting rights against a borrower, the Fund normally will be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action.

If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent’s appointment may be terminated and a successor agent would be appointed.  If an appropriate regulator or court determines that assets held by the agent for the benefit of the purchasers of loans are subject to the claims of the agent’s general or secured creditors, the Fund might incur certain costs and delays in realizing payment on a loan or suffer a loss of principal and/or interest.  The Fund may be subject to similar risks when it buys a participation interest or an assignment from an intermediary.

Collateral. Although most of the loans in which the Fund invests are secured, there is no assurance that the collateral can be promptly liquidated, or that its liquidation value will be equal to the value of the debt. In most loan agreements there is no formal requirement to pledge additional collateral if the value of the initial collateral declines.  As a result, a loan may not always be fully collateralized and can decline significantly in value.

If a borrower becomes insolvent, access to collateral may be limited by bankruptcy and other laws.  Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. If a secured loan is foreclosed, the Fund will likely be required to bear the costs and liabilities associated with owning and disposing of the collateral.  There is also a possibility that the Fund will become the owner of its pro rata share of the collateral which may carry additional risks and liabilities.  In addition, under legal theories of lender liability, the Fund potentially might be held liable as a co-lender.  In the event of a borrower’s bankruptcy or insolvency, the borrower’s obligation to repay the loan may be subject to certain defenses that the borrower can assert as a result of improper conduct by the Agent.

Some loans are unsecured.  If the borrower defaults on an unsecured loan, the Fund will be a general creditor and will not have rights to any specific assets of the borrower.

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Liquidity. Loans are generally subject to legal or contractual restrictions on resale.  Loans are not currently listed on any securities exchange or automatic quotation system.  As a result, there may not be a recognized, liquid public market for loan interests.

Prepayment Risk and Maturity.  Because many loans are repaid early, the actual maturity of loans is typically shorter than their stated final maturity calculated solely on the basis of the stated life and payment schedule. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, market interest rates, the borrower’s financial condition and competitive conditions among lenders.  Such prepayments may require the Fund to replace an investment with a lower yielding security which may have an adverse affect on the Fund’s share price.  Prepayments cannot be predicted with accuracy.  Floating rate loans can be less sensitive to prepayment risk, but the Fund’s net asset value may still fluctuate in response to interest rate changes because variable interest rates may reset only periodically and may not rise or decline as much as interest rates in general.

Restrictive Covenants. A borrower must comply with various restrictive covenants in a loan agreement such as restrictions on dividend payments and limits on total debt.  The loan agreement may also contain a covenant requiring the borrower to prepay the loan with any free cash flow.  A breach of a covenant is normally an event of default, which provides the agent or the lenders the right to call the outstanding loan.

Fees and Expenses.  Purchasers and sellers of loans may pay certain fees, such as an assignment fee.  In addition, the Fund incurs expenses associated with researching and analyzing potential loan investments, including legal fees.

Available Information. Loans normally are not registered with the SEC or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific loan historically has been less extensive than if the loan were registered or exchange traded. They may also not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the strong anti-fraud protections of the federal securities laws.

Leveraged Buy-Out Transactions.  Loans purchased by the Fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as “leveraged buy-out” transactions, leveraged recapitalization loans and other types of acquisition financing.  The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions.

Junior Loans.  The Fund may invest in second lien secured loans and secured and unsecured subordinated loans, including bridge loans (“Junior Loans”). In the event of a bankruptcy or liquidation, second lien secured loans are generally paid only if the value of the borrower’s collateral is sufficient to satisfy the borrower’s obligations to the first lien secured lenders and even then, the remaining collateral may not be sufficient to cover the amount owed to the Fund.  Second lien secured loans give investors priority over general unsecured creditors in the event of an asset sale.

Junior Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the

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borrower’s capital structure, Junior Loans involve a higher degree of overall risk than senior loans of the same borrower.

Bridge Loans.  Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises over time.  Thus, the longer the loan remains outstanding, the more the interest rate increases. In addition, bridge loans commonly contain a conversion feature that allows the bridge loan investor to convert its loan interest into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Like any loan, bridge loans involve credit risk. Bridge loans are generally made with the expectation that the borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower’s use of bridge loans also involves the risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. With the onset of the financial crisis in 2008, many borrowers found it more difficult to obtain loans, a situation that has been gradually improving.

Policies and Limitations. The Fund does not intend to invest in loan instruments that could require additional investments upon the borrower’s demand, but may invest in loans that require funding at a later date following the initial investment in the loan.

The Fund’s policies limit the percentage of its assets that can be invested in the securities of one issuer or in issuers primarily involved in one industry. Legal interpretations by the SEC staff may require the Fund to treat both the lending bank and the borrower as “issuers” of a loan participation by the Fund. In combination, the Fund’s policies and the SEC staff’s interpretations may limit the amount the Fund can invest in loan participations.

Dollar Rolls.  In a “dollar roll,” the Fund sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Fund forgoes principal and interest payments on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in the Fund’s NAV and may be viewed as a form of leverage. A “covered roll” is a specific type of dollar roll in which the Fund holds an offsetting cash position or a cash-equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. There is a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. The Manager monitors the creditworthiness of counterparties to dollar rolls.

Policies and Limitations. Dollar rolls are considered borrowings for purposes of the Fund’s investment policies and limitations concerning borrowings.

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Futures Contracts, Options on Futures Contracts, Options on Securities and Indices, Forward Currency Contracts, Options on Foreign Currencies, and Swap Agreements (collectively, “Financial Instruments”)

Financial Instruments are instruments whose value is dependent upon the value of an underlying asset or assets, which may include stocks, bonds, commodities, interest rates, currency exchange rates, or related indices.  As described below, Financial Instruments may be used for "hedging" purposes, meaning that they may be used in an effort to offset a decline in value in the Fund’s other investments, which could result from changes in interest rates, market prices, currency fluctuations, or other market factors.  Financial Instruments may also be used for non-hedging purposes in an effort to implement a cash management strategy, to enhance income or gain, to manage or adjust the risk profile of the Fund or the risk of individual positions, to gain exposure more efficiently than through a direct purchase of the underlying security, or to gain exposure to securities, markets, sectors or geographical areas.

The Dodd-Frank Act requires the SEC and the Commodity Futures Trading Commission (“CFTC”) to establish new regulations with respect to derivatives defined as security-based swaps (e.g., derivatives based on an equity) and swaps (e.g., derivatives based on a broad-based index or commodity), respectively, and the markets in which these instruments trade. In addition, it subjected all security-based swaps and swaps to SEC and CFTC jurisdiction, respectively.

Historically, advisers to registered investment companies trading commodity interests (such as futures contracts, options on futures contracts, non-deliverable forwards, and swaps), including the Fund, have been able to claim exclusion from registration as commodity pool operators (“CPOs”) pursuant to CFTC Regulation 4.5. In February 2012, the CFTC adopted substantial amendments to that regulation. The Manager falls outside of the amended CPO exclusion. As a result, as of January 1, 2013, the Manager is registered with the CFTC as a CPO under the Commodity Exchange Act and serves as a registered CPO with respect to the Fund.  CPO registration and regulation will increase the regulatory requirements to which the Fund is subject and are expected to increase costs for the Fund.  The CFTC has proposed amendments to its regulations governing CPOs that are intended to harmonize regulatory requirements that will apply to funds that are subject to investment company regulation by the SEC, to which the Fund is already subject, and commodity pool operator regulation by the CFTC.  The additional regulatory requirements that would apply to the Fund under the harmonization rulemaking are expected to increase costs for the Fund, although the extent and impact of these amendments are not yet fully known.  As a result, the Fund may choose to abandon or otherwise limit its investments in commodity interests.  The SEC is reviewing its current guidance on the use of derivatives by registered investment companies, such as the Fund, and may issue new guidance. It is not clear whether or when such new guidance will be published or what the content of such guidance may be.

Futures Contracts and Options on Futures Contracts. The Fund may purchase and sell futures contracts (sometimes referred to as “futures”) and options thereon for hedging purposes (i.e., to attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to attempt to hedge against changes in prevailing currency exchange rates) or non-hedging purposes.

A “purchase” of a futures contract (or entering into a “long” futures position) entails the buyer’s assumption of a contractual obligation to take delivery of the instrument underlying the

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contract at a specified price at a specified future time. A “sale” of a futures contract (or entering into a “short” futures position) entails the seller’s assumption of a contractual obligation to make delivery of the instrument underlying the contract at a specified price at a specified future time.

The value of a futures contract tends to increase or decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if the Fund had purchased the underlying instrument directly. The Fund may purchase futures contracts to fix what the Manager believes to be a favorable price for securities the Fund intends to purchase. When the Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the Fund had sold the underlying instrument. The Fund may sell futures contracts to offset a possible decline in the value of its portfolio securities. In addition, the Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge to attempt to compensate for anticipated differences in volatility between positions the Fund may wish to hedge and the standardized futures contracts available to it, although this may not be successful in all cases.  Further, a loss incurred on a particular transaction being used as a hedge does not mean that it failed to achieve its objective, if the goal was to prevent a worse loss that may have resulted had a particular securities or cash market investment suffered a substantial loss and there were no offsetting hedge.

Certain futures, including index futures and futures not calling for the physical delivery or acquisition of the instrument underlying the contract, are settled on a net cash payment basis rather than by the delivery of the underlying instrument.  In addition, although futures contracts by their terms may call for the physical delivery or acquisition of the instrument underlying the contract, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of the underlying instrument or utilize the cash settlement process whenever it appears economically advantageous for it to do so.

Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits the Fund to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. For example, (i) futures contracts on single stocks, interest rates and indices (including on narrow-based indices) and options thereon may be used as a maturity or duration management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon may be used as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Fund.

For purposes of managing cash flow, the Fund may use futures and options thereon to increase its exposure to the performance of a recognized securities index.

With respect to currency futures, the Fund may sell a currency futures contract or a call option thereon, or may purchase a put option on a currency futures contract, if the Manager anticipates that exchange rates for a particular currency will fall. Such a transaction will be used as a

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hedge (or, in the case of a sale of a call option, a partial hedge) against a decrease in the value of portfolio securities denominated in that currency. If the Manager anticipates that exchange rates for a particular currency will rise, the Fund may purchase a currency futures contract or a call option thereon to protect against an increase in the price of securities that are denominated in that currency and that the Fund intends to purchase. The Fund also may purchase a currency futures contract or a call option thereon for non-hedging purposes when the Manager anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held in the Fund’s investment portfolio.

The Fund may invest in commodity-linked futures contracts either directly or through a wholly owned subsidiary. Commodity-linked futures contracts are generally based upon commodities within six main commodity groups: (1) energy, which includes, among others, West Texas Intermediate (WTI) crude oil, Brent crude oil, gas oil, natural gas, gasoline and heating oil; (2) livestock, which includes, among others, feeder cattle, live cattle and hogs; (3) agriculture, which includes, among others, wheat (Kansas City wheat and Chicago wheat), corn and soybeans; (4) industrial metals, which includes, among others, aluminum, copper, lead, nickel and zinc; (5) precious metals, which includes, among others, gold and silver; and (6) softs, which includes cotton, coffee, sugar and cocoa. The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity, less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (these benefits are sometimes referred to as the “convenience yield”). To the extent that these storage costs change for an underlying commodity while the Fund is long futures contracts on that commodity, the value of the futures contract may change proportionately.

“Initial Margin” with respect to a futures contract is the amount of assets that must be deposited by the Fund with, or for the benefit of, a futures commission merchant or broker in order to initiate the Fund’s futures positions.  Initial margin is the margin deposit made by the Fund when it enters into a futures contract; it is intended to assure performance of the contract by the Fund. If the value of the Fund’s futures account declines by a specified amount, the Fund will receive a margin call and be required to post assets sufficient to restore the equity in the account to the initial margin level.  (This is sometimes referred to as “variation margin;” technically, variation margin refers to daily payments that a clearing member firm is required to pay to the clearing organization based upon marking to market of the firm’s portfolio.)  However, if favorable price changes in the futures account cause the margin deposit to exceed the required initial margin level, the excess margin may be transferred to the Fund. The futures commission merchant or clearing member firm through which the Fund enters into and clears futures contracts may require a margin deposit in excess of exchange minimum requirements based upon its assessment of the Fund’s creditworthiness.  In computing its net asset value (“NAV”), the Fund will mark to market the value of its open futures positions.  The Fund also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased, if the Fund has paid the required premium in full at the outset). If the futures commission merchant or broker holding the margin deposit or premium goes bankrupt, the Fund could suffer a delay in recovering excess margin or other funds and could ultimately suffer a loss.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures

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transactions are potentially unlimited, and may exceed initial margin deposits as well as deposits made in response to subsequent margin calls.

The Fund may enter into futures contracts and options thereon that are traded on exchanges regulated by the CFTC or on non-U.S. exchanges. U.S. futures contracts are traded on exchanges that have been designated as “contract markets” by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market.  Futures executed on regulated futures exchanges have minimal counterparty risk to the Fund because the exchange's clearing organization assumes the position of the counterparty in each transaction.   Thus, the Fund is exposed to risk only in connection with the clearing organization and not in connection with the original counterparty to the transaction.  However, if a futures customer defaults on a futures contract and the futures commission merchant carrying that customer’s account cannot cover the defaulting customer’s obligations on its futures contracts, the clearing organization may use any or all of the collateral in the futures commission merchant’s customer omnibus account — including the assets of the futures commission merchant’s other customers, such as the Fund — to meet the defaulting customer’s obligations.  This is sometimes referred to as "fellow customer risk."  Trading on non-U.S. exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and to the rules of such exchange, and may not involve a clearing mechanism and related guarantees. Funds deposited in connection with such trading may also be subject to the bankruptcy laws of such other jurisdiction, which may result in a delay in recovering such funds in a bankruptcy and could ultimately result in a loss.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

Although the Fund believes that the use of futures contracts and options will benefit it, if the Manager’s judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Fund’s overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts and options are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts or options and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Fund’s futures or options position and the securities held by or to be purchased for the Fund. The currency futures or options market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

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Under certain circumstances, futures exchanges may limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit.  Daily limits govern only price movements during a particular trading day, however; they do not limit potential losses.  In fact, a daily limit may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses.  If this were to happen with respect to a position held by the Fund, it could (depending on the size of the position) have an adverse impact on the Fund’s NAV.  In addition, the Fund would continue to be subject to margin calls and might be required to maintain the position being hedged by the futures contract or option thereon or to maintain cash or securities in a segregated account.

Many electronic trading facilities that support futures trading are supported by computer-based component systems for the order, routing, execution, matching, registration or clearing of trades.  The Fund’s ability to recover certain losses may be subject to limits on liability imposed by the system provider, the market, the clearing house or member firms.

Call Options on Securities. The Fund may write (sell) covered call options and purchase call options on securities for hedging purposes (i.e., to attempt to reduce, at least in part, the effect on the Fund’s NAV of price fluctuations of securities held by the Fund) or non-hedging purposes. When writing call options, the Fund writes only “covered” call options on securities it owns. Portfolio securities on which the Fund may write and purchase call options are purchased solely on the basis of investment considerations consistent with the Fund’s investment objective.

When the Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Fund will receive a premium for writing a call option. So long as the obligation of the call option continues, the Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Fund may be obligated to deliver securities underlying an option at less than the market price.

The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of “naked” or uncovered call options, which the Fund will not do), but is capable of enhancing the Fund’s total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline.

If a call option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If a call option that the Fund has written is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

When the Fund purchases a call option, it pays a premium to the writer for the right to purchase a security from the writer for a specified amount at any time until a certain date.  The Fund generally would purchase a call option to offset a previously written call option or to protect itself against an increase in the price of a security it intends to purchase.

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Put Options on Securities. The Fund may write (sell) and purchase put options on securities for hedging purposes (i.e., to attempt to reduce, at least in part, the effect on the Fund’s NAV of price fluctuations of securities held by the Fund) or non-hedging purposes. Portfolio securities on which the Fund may write and purchase put options are purchased solely on the basis of investment considerations consistent with the Fund’s investment objective.

When the Fund writes a put option, it is obligated to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Fund will receive a premium for writing a put option. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

When the Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Fund generally would purchase a put option to protect itself against a decrease in the market value of a security it owns.

General Information About Options on Securities. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. European-style options are exercisable only immediately prior to their expiration date. The obligation under any option written by the Fund terminates upon expiration of the option or, at an earlier time, when the Fund offsets the option by entering into a “closing purchase transaction” to purchase an option of the same series. If an option is purchased by the Fund and is never exercised or closed out, the Fund will lose the entire amount of the premium paid.

Options are traded both on U.S. national securities exchanges and in the over-the-counter (“OTC”) market. Options also are traded on non-U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Fund and a counterparty, with no clearing organization guarantee. Thus, when the Fund sells (or purchases) an OTC option, it generally will be able to “close out” the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Fund originally sold (or purchased) the option. There can be no assurance that the Fund would be able to liquidate an OTC option at any time prior to expiration. Unless the Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counterparty’s insolvency, the Fund may be unable to liquidate its options position and the associated cover. The Manager monitors the creditworthiness of dealers with which the Fund may engage in OTC options transactions.

The premium the Fund receives (or pays) when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length

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of the option period, the general supply of and demand for credit, and the interest rate environment. The premium the Fund receives when it writes an option is recorded as a liability on the Fund’s statement of assets and liabilities. This liability is adjusted daily to the option’s current market value.

Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Fund will be able to effect closing transactions at favorable prices. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it might otherwise not have bought), in which case it would continue to be at market risk on the security.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

The Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than deliver the security from its inventory. In those cases, additional brokerage commissions are incurred.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities close, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

Policies and Limitations. The assets used as cover (or segregated) for OTC options written by the Fund will be considered illiquid and thus subject to the Fund’s 15% limitation on illiquid securities, unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Put and Call Options on Securities Indices and Other Financial Indices. The Fund may write (sell) and purchase put and call options on securities indices and other financial indices for hedging or non-hedging purposes. In so doing, the Fund can pursue many of the same objectives it would pursue through the purchase and sale of options on individual securities or other instruments.

Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, options on indices settle by cash settlement; that is, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the

24

index upon which the option is based is greater than, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option times a specified multiple (multiplier), which determines the total dollar value for each point of such difference. The seller of the option is obligated, in return for the premium received, to make delivery of this amount.

A securities index fluctuates with changes in the market values of the securities included in the index.  The gain or loss on an option on an index depends on price movements in the instruments comprising the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities. The risks of investment in options on indices may be greater than the risks of investment in options on securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of the securities indices on which options are available.

For purposes of managing cash flow, the Fund may purchase put and call options on securities indices to increase its exposure to the performance of a recognized securities index.

Securities index options have characteristics and risks similar to those of securities options, as discussed herein. Certain securities index options are traded in the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded securities index options.

Options on Foreign Currencies. The Fund may write (sell) and purchase covered call and put options on foreign currencies for hedging or non-hedging purposes. The Fund may use options on foreign currencies to protect against decreases in the U.S. dollar value of securities held or increases in the U.S. dollar cost of securities to be acquired by the Fund or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. In addition, the Fund may write and purchase covered call and put options on foreign currencies for non-hedging purposes (e.g., when the Manager anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held in the Fund’s investment portfolio). The Fund may write covered call and put options on any currency in order to realize greater income than would be realized on portfolio securities alone.

Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

Forward Foreign Currency Transactions. The Fund may enter into contracts for the purchase or sale of a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract (“forward currency contracts”) for hedging or non-hedging purposes. The Fund also may engage in

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foreign currency transactions on a spot basis (i.e., cash transaction that results in actual delivery within two days) at the spot rate prevailing in the foreign currency market.

The Fund may enter into forward currency contracts in an attempt to hedge against changes in prevailing currency exchange rates (i.e., as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies). The Fund may also enter into forward currency contracts to protect against decreases in the U.S. dollar value of securities held or increases in the U.S. dollar cost of securities to be acquired by the Fund or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. In addition, the Fund may enter into forward currency contracts for non-hedging purposes when the Manager anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held in the Fund’s investment portfolio.  The cost to the Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period, and the market conditions then prevailing.

Sellers or purchasers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by purchasing or selling, respectively, an instrument identical to the instrument sold or bought, respectively. Secondary markets generally do not exist for forward currency contracts, however, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

The Manager believes that the use of foreign currency hedging techniques, including “proxy-hedges,” can provide significant protection of NAV in the event of a general increase or decrease in the value of the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would decline if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in the value of a hedge involving a forward currency contract to sell that foreign currency or a proxy-hedge involving a forward currency contract to sell a different foreign currency whose behavior is expected to resemble the behavior of the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

However, a hedge or a proxy-hedge cannot protect against exchange rate risks perfectly and, if the Manager is incorrect in its judgment of future exchange rate relationships, the Fund could be

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in a less advantageous position than if such a hedge had not been established.  If the Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward currency contracts to protect the value of the Fund’s securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward currency contracts may not be traded on an exchange, the assets used to cover such contracts may be illiquid. The Fund may experience delays in the settlement of its foreign currency transactions.

Forward currency contracts in which the Fund may engage include foreign exchange forwards. The consummation of a foreign exchange forward requires the actual exchange of the principal amounts of the two currencies in the contract (i.e., settlement on a physical basis).  Because foreign exchange forwards are physically settled through an exchange of currencies, they are traded in the interbank market directly between currency traders (usually large commercial banks) and their customers. A foreign exchange forward generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and the prices at which they are selling various currencies.When the Fund enters into a foreign exchange forward, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

The Fund may be required to obtain the currency that it must deliver under the foreign exchange forward through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. When the Fund engages in foreign currency transactions for hedging purposes, it will not enter into foreign exchange forwards to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency materially in excess of the value of its portfolio securities or other assets denominated in that currency.

Forward currency contracts in which the Fund may engage also include non-deliverable forwards (“NDFs”). NDFs are cash-settled, short-term forward contracts on foreign currencies (each a “Reference Currency”) that are non-convertible and that may be thinly traded or illiquid.  NDFs involve an obligation to pay an amount (the “Settlement Amount”) equal to the difference between the prevailing market exchange rate for the Reference Currency and the agreed upon exchange rate (the “NDF Rate”), with respect to an agreed notional amount.  NDFs have a fixing date and a settlement (delivery) date.  The fixing date is the date and time at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement (delivery) date is the date by which the payment of the Settlement Amount is due to the party receiving payment.

Although NDFs are similar to forward exchange forwards, NDFs do not require physical delivery of the Reference Currency on the settlement date. Rather, on the settlement date, the only transfer between the counterparties is the monetary settlement amount representing the difference between the NDF Rate and the prevailing market exchange rate. NDFs typically may have terms from one month up to two years and are settled in U.S. dollars.

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NDFs are subject to many of the risks associated with derivatives in general and forward currency transactions, including risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations.  Although NDFs have historically been traded OTC, in the future, pursuant to the Dodd-Frank Act, they may be exchange-traded.  Under such circumstances, they will be centrally cleared and a secondary market for them will exist.  With respect to NDFs that are centrally-cleared, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if the clearing organization breaches its obligations under the NDF, becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor.  Even if some NDFs remain traded OTC, they will be subject to margin requirements for uncleared swaps and counterparty risk common to other swaps, as discussed below.

The Fund may purchase securities of an issuer domiciled in a country other than the country in whose currency the securities are denominated.

Swap Agreements. The Fund may enter into swap agreements to manage or gain exposure to particular types of investments (including commodities, equity securities or indices of equity securities in which the Fund otherwise could not invest efficiently).

Swap agreements historically have been individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swap agreements are two party contracts entered into primarily by institutional investors. Swap agreements can vary in term like other fixed-income investments. Most swap agreements are currently traded over-the-counter. In a standard “swap” transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments (such as securities, indices, or other financial or economic interests). The gross payments to be exchanged (or “swapped”) between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed. If a swap agreement provides for payment in different currencies, the parties may agree to exchange the principal amount.

Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s investments and its share price and yield.  Swap agreements are subject to liquidity risk, meaning that the Fund may be unable to sell a swap agreement to a third party at a favorable price.  Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund’s performance. The risks of swap agreements depend upon the Fund’s ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments.

Some swaps currently are, and more in the future will be, centrally cleared. Swaps that are centrally cleared are subject to the creditworthiness of the clearing organization involved in the transaction.  For example, an investor could lose margin payments it has deposited with its futures commission merchant as well as the net amount of gains not yet paid by the clearing organization if

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the clearing organization becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor.

To the extent a swap is not centrally cleared, the use of a swap involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. If a counterparty’s creditworthiness declines, the value of the swap might decline, potentially resulting in losses to the Fund. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of the counterparty. If a default occurs by the counterparty to such a transaction, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

The swaps market was largely unregulated prior to the enactment of the Dodd-Frank Act on July 21, 2010. It is possible that developments in the swaps market, including the issuance of final implementing regulations under the Dodd-Frank Act, could adversely affect the Fund’s ability to enter into swaps in the OTC market (or require that certain of such instruments be exchange-traded and centrally-cleared), or require that the Fund support those trades with collateral, terminate new or existing swap agreements, or realize amounts to be received under such instruments. Regulations that are being developed by the CFTC and banking regulators will require the Fund to post margin on OTC swaps, and clearing organizations and exchanges will set minimum margin requirements for exchange-traded and cleared swaps.

Swap agreements can take many different forms and are known by a variety of names including, but not limited to, interest rate swaps, mortgage swaps, total return swaps, inflation swaps, asset swaps (where parties exchange assets, typically a debt security), currency swaps (where the parties exchange their respective rights to make or receive payments in specified currencies), credit default swaps, and commodity-linked swaps. The Fund may also write (sell) and purchase options on swaps (swaptions).

Interest Rate Swaps, Mortgage Swaps, and Interest Rate “Caps,” “Floors,” and “Collars.” In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period. Mortgage swap agreements are similar to interest rate swap agreements, except the notional principal amount is tied to a reference pool of mortgages.  In an interest rate cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. An interest rate collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

Among other techniques, the Fund may use interest rate swaps to offset declines in the value of fixed income securities held by the Fund.  In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty to pay a floating rate multiplied by the same notional amount. If long-term interest rates rise, resulting in a

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diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. The Fund may also enter into constant maturity swaps, which are a variation of the typical interest rate swap. Constant maturity swaps are exposed to changes in long-term interest rate movements.

Total Return Swaps.  The Fund may enter into total return swaps (“TRS”) to obtain exposure to a security or market without owning or taking physical custody of such security or market.  The Fund may be either a total return receiver or a total return payer. Generally, the total return payer sells to the total return receiver an amount equal to all cash flows and price appreciation on a defined security or asset payable at periodic times during the swap term (i.e., credit risk) in return for a periodic payment from the total return receiver based on a designated index (e.g., the London Interbank Offered Rate, known as LIBOR) and spread, plus the amount of any price depreciation on the reference security or asset. The total return payer does not need to own the underlying security or asset to enter into a total return swap. The final payment at the end of the swap term includes final settlement of the current market price of the underlying reference security or asset, and payment by the applicable party for any appreciation or depreciation in value. Usually, collateral must be posted by the total return receiver to secure the periodic interest-based and market price depreciation payments depending on the credit quality of the underlying reference security and creditworthiness of the total return receiver, and the collateral amount is marked-to-market daily equal to the market price of the underlying reference security or asset between periodic payment dates.

TRS agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market.  TRS may effectively add leverage to the Fund’s portfolio because, in addition to its net assets, the Fund would be subject to investment exposure on the notional amount of the swap.  If the Fund is the total return receiver in a TRS, then the credit risk for an underlying asset is transferred to the Fund in exchange for its receipt of the return (appreciation) on that asset. If the Fund is the total return payer, it is hedging the downside risk of an underlying asset but it is obligated to pay the amount of any appreciation on that asset.

Inflation Swaps. In an inflation swap, one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap (with some lag on the referenced inflation index) and the other party agrees to pay a compounded fixed rate. Inflation swaps may be used to protect the Fund’s NAV against an unexpected change in the rate of inflation measured by an inflation index.

Credit Default Swaps. In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return, the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap. The Fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, the Fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset,

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because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. If the Fund is the credit default protection seller, the Fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If the Fund is the credit default protection buyer, the Fund will be required to pay premiums to the credit default protection seller. In the case of a physically settled credit default swap in which the Fund is the protection seller, the Fund must be prepared to pay par for and take possession of debt of a defaulted issuer delivered to the Fund by the credit default protection buyer. Any loss would be offset by the premium payments the Fund receives as the seller of credit default protection.

Commodity-Linked Swaps.  Commodity-linked swaps are two party contracts in which the parties agree to exchange the return or interest rate on one instrument for the return of a particular commodity, commodity index or commodity futures or options contract. The payment streams are calculated by reference to an agreed upon notional amount. A one-period swap contract operates in a manner similar to a forward or futures contract because there is an agreement to swap a commodity for cash at only one forward date. The Fund may engage in swap transactions that have more than one period and therefore more than one exchange of payments. The Fund may invest in total return commodity swaps to gain exposure to the overall commodity markets. In a total return commodity swap, the Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund will pay a fixed fee, established at the outset of the swap.  However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund will pay an adjustable or floating fee. With “floating” rate, the fee is pegged to a base rate such as LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.

Options on Swaps (Swaptions). A swaption is an option to enter into a swap agreement. The purchaser of a swaption pays a premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.  Depending on the terms of the particular option agreement, the Fund generally will incur a greater degree of risk when it writes a swaption than when it purchases a swaption.  When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised.

Policies and Limitations. In accordance with SEC staff requirements, the Fund will segregate cash or appropriate liquid assets in an amount equal to its obligations under security-based swap agreements.

Combined Transactions.  The Fund may enter into multiple transactions, which may include multiple options transactions, multiple interest rate transactions and any combination of options and interest rate transactions, instead of a single Financial Instrument, as part of a single or combined strategy when, in the judgment of the Manager, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its

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component transactions. Although the Fund will normally enter into combined transactions based on the Manager’s judgment that the combined transactions will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combined transactions will instead increase risk or hinder achievement of the desired portfolio management goal.

Cover for Financial Instruments.  Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covering”) position in securities, currencies or other options, futures contracts, forward contracts, or swaps, or (2) cash and liquid assets held in a segregated account, or designated on its records as segregated, with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding “cover” for Financial Instruments and, if the guidelines so require, segregate the prescribed amount of cash or appropriate liquid assets.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Financial Instrument is outstanding, unless they are replaced with other suitable assets. As a result, the segregation of a large percentage of the Fund’s assets could impede Fund management or the Fund’s ability to meet redemption requests or other current obligations. The Fund may be unable to promptly dispose of assets that cover, or are segregated with respect to, an illiquid futures, options, forward, or swap position; this inability may result in a loss to the Fund.

General Risks of Financial Instruments. The primary risks in using Financial Instruments are:  (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Fund and the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select the Fund’s securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; (5) the possible inability of the Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments; and (6) when traded on non-U.S. exchanges, Financial Instruments may not be regulated as rigorously as in the United States. There can be no assurance that the Fund’s use of Financial Instruments will be successful.

In addition, Financial Instruments may contain leverage to magnify the exposure to the underlying asset or assets.

The Fund’s use of Financial Instruments may be limited by the provisions of the Code, with which it must comply to continue to qualify as a RIC. See “Additional Tax Information.” Financial Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

Policies and Limitations. When hedging, the Manager intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of the Fund’s underlying securities or currency. The Manager intends to reduce the risk

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that the Fund will be unable to close out Financial Instruments by entering into such transactions only if the Manager believes there will be an active and liquid secondary market.

Fixed Income Securities.  Fixed income securities are subject to the risk of an issuer’s inability to meet principal and interest payments on its obligations (“credit risk”) and are subject to price volatility due to such factors as interest rate sensitivity (“interest rate risk”), market perception of the creditworthiness of the issuer, and market liquidity (“market risk”).

Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Call Risk. Some debt securities in which the Fund may invest are also subject to the risk that the issuer might repay them early (“call risk”). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, the Fund holding a callable security may not enjoy the increase in the security’s market price that usually accompanies a decline in rates. Furthermore, the Fund would have to reinvest the proceeds from the called security at the current, lower rates.

Ratings of Fixed Income Securities.  The Fund may purchase securities rated by Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”), Fitch, Inc. or any other nationally recognized statistical rating organization (“NRSRO”) (please see the Prospectus for further information). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they rate.  Although the Fund may rely on the ratings of any NRSRO, the Fund refers mainly to ratings assigned by S&P, Moody’s, and Fitch, Inc., which are described in Appendix A. The Fund may also invest in unrated securities that have been determined by the Manager to be comparable in quality to the rated securities in which the Fund may permissibly invest.

High-quality debt securities. High-quality debt securities are securities that have received from at least one NRSRO, such as S&P, Moody’s or Fitch, Inc., a rating in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by the Manager to be of comparable quality.

Investment Grade Debt Securities. Investment grade debt securities are securities that have received, from at least one NRSRO that has rated it, a rating in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by the Manager to be of comparable quality. Moody’s deems securities rated in its fourth highest rating category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

Lower-Rated Debt Securities. Lower-rated debt securities or “junk bonds” are those rated below the fourth highest category (including those securities rated as low as D by S&P) or unrated

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securities of comparable quality. Securities rated below investment grade are often considered speculative. See the risks described under “Lower-Rated Debt Securities” in this SAI.

Ratings Downgrades. Subsequent to the Fund’s purchase of debt securities, the rating of that issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by the Fund.

Duration and Maturity.  Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal.

The Manager may utilize duration as a tool in portfolio selection instead of the more traditional measure known as “term to maturity.” “Term to maturity” measures only the time until a debt security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity. Duration incorporates a bond’s yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond’s likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond’s price movement will be as interest rates change. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.

Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen the Fund’s duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative of the duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities’ interest rate exposure. In these and other similar situations, the Manager where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

The Fund may invest in securities of any maturity and does not have a target average duration.

Policies and Limitations.  There are no restrictions as to the amount of the Fund’s assets that may be invested in fixed income securities or the ratings of such securities the Fund may acquire or the portion of its assets it may invest in debt securities in a particular ratings category.

Foreign Securities.  The Fund may invest in U.S. dollar-denominated securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”),

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bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include banks, non-U.S. governments, and quasi-governmental organizations. Investments in foreign securities involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of the unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as an investor.  It may be difficult to invoke legal process or to enforce contractual obligations abroad, and it may be especially difficult to sue a foreign government in the courts of that country.

The Fund also may invest in equity, debt, or other securities that are denominated in or indexed to foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers’ acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (a) adverse changes in foreign exchange rates, (b) nationalization, expropriation, or confiscatory taxation, and (c) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on portfolio transactions.

Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. The inability of the Fund to settle security purchases or sales due to settlement problems could cause the Fund to pay additional expenses, such as interest charges.

Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government’s fiscal and monetary policies, and the international balance of

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payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

The Fund may invest in American Depositary Receipts (“ADRs”), European Depository Receipts (“EDRs”), Global Depository Receipts (“GDRs”) and International Depository Receipts (“IDRs”). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. However, they are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying securities are denominated in foreign currency. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.  EDRs, IDRs and GDRs involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Issuers of the securities underlying sponsored depositary receipts, but not unsponsored depositary receipts, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored depositary receipts is less likely to reflect the effect of such information.

Policies and Limitations.  The Fund is not restricted in the amount it may invest in foreign securities including foreign securities denominated in any one foreign currency.

Securities of Issuers in Emerging Market Countries.  The risks described above for foreign securities may be heightened in connection with investments in emerging market countries. Historically, the markets of emerging market countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, emerging market countries may have less stable governments; may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets; and may have less protection of property rights than more developed countries. The economies of emerging market countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

In determining where an issuer of a security is based, the Manager may consider such factors as where the company is legally organized, maintains its principal corporate offices and/or conducts its principal operations.

Additional costs could be incurred in connection with the Fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the Fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Certain risk factors related to emerging market countries include:

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Currency fluctuations.  The Fund’s investments may be valued in currencies other than the U.S. dollar. Certain emerging market countries’ currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the Fund’s securities holdings would generally depreciate and vice versa. Consistent with its investment objective, the Fund can engage in certain currency transactions to hedge against currency fluctuations. See “Foreign Currency Transactions” below.

Government regulation.  The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the United States. Certain emerging market countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. While the Fund will only invest in markets where these restrictions are considered acceptable by the Manager, a country could impose new or additional repatriation restrictions after the Fund’s investment. If this happened, the Fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the Fund’s liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the Fund, or the Fund may have to pay a premium to purchase those equity securities, due to foreign shareholders already holding the maximum amount legally permissible.

While government involvement in the private sector varies in degree among emerging market countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any emerging market country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the Fund’s investments.

Less developed securities markets.  Emerging market countries may have less well developed securities markets and exchanges. These markets have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks.  Settlement systems in emerging market countries are generally less well organized than developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the Fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is

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received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the Fund to suffer a loss. The Fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the Fund will be successful in eliminating this risk, particularly as counterparties operating in emerging market countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the Fund.

Investor information.  The Fund may encounter problems assessing investment opportunities in certain emerging market securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the Manager will seek alternative sources of information, and to the extent it may not be satisfied with the sufficiency of the information obtained with respect to a particular market or security, the Fund will not invest in such market or security.

Taxation.  Taxation of dividends received and net capital gains realized by non-residents varies among emerging market countries and, in some cases, is comparatively high. In addition, emerging market countries typically have less well-defined tax laws and procedures, and such laws may permit retroactive taxation so that the Fund could in the future become subject to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Litigation.  The Fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies.

Fraudulent securities.  Securities purchased by the Fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the Fund.

Risks of Investing in Frontier Emerging Market Countries. Frontier emerging market countries are countries that have smaller economies or less developed capital markets than traditional emerging markets.  Frontier emerging market countries tend to have relatively low gross national product per capita compared to the larger traditionally-recognized emerging markets. The frontier emerging market countries include the least developed countries even by emerging markets standards.  The risks of investments in frontier emerging market countries include all the risks described above for investment in foreign securities and emerging markets, although these risks are magnified in the case of frontier emerging market countries.

Illiquid Securities.  Generally, an illiquid security is a security that cannot be expected to be sold or disposed of within seven days at approximately the price at which it is valued by the Fund. Illiquid securities may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless the Manager, acting pursuant to guidelines established by the Fund Trustees, determines they are liquid. Most such securities held by the Fund are deemed liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for the Fund to value or dispose of due to the

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absence of an active trading market. The sale of some illiquid securities by the Fund may be subject to legal restrictions, which could be costly to the Fund.

Policies and Limitations.  The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities.

Indexed Securities.  The Fund may invest in indexed securities whose values are linked to currencies, interest rates, commodities, indices, or other financial indicators, domestic or foreign. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument. An indexed security may be more volatile than the underlying instrument itself.

Inflation-Indexed Securities.  The Fund may invest in U.S. Treasury securities the principal value of which is adjusted daily in accordance with changes to the Consumer Price Index. Such securities are backed by the full faith and credit of the U.S. Government. Interest is calculated on the basis of the current adjusted principal value. The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period the Fund holds the security, the Fund may earn less on it than on a conventional bond.

Because the coupon rate on inflation-indexed securities is lower than fixed-rate U.S. Treasury securities, the Consumer Price Index would have to rise at least to the amount of the difference between the coupon rate of the fixed-rate U.S. Treasury issues and the coupon rate of the inflation-indexed securities, assuming all other factors are equal, in order for such securities to match the performance of the fixed-rate U.S. Treasury securities. Inflation-indexed securities are expected to react primarily to changes in the “real” interest rate (i.e., the nominal (or stated) rate less the rate of inflation), while a typical bond reacts to changes in the nominal interest rate. Accordingly, inflation-indexed securities have characteristics of fixed-rate U.S. Treasury securities having a shorter duration. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.

Any increase in the principal value of an inflation-indexed security is taxable in the year the increase occurs, even though its holders do not receive cash representing the increase until the security matures. Because the Fund must distribute substantially all of its net income (including non-cash income attributable to those principal value increases) to its shareholders each taxable year to avoid payment of federal income and excise taxes, the Fund may have to dispose of other investments under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements.

Investments by Funds of Funds or Other Large Shareholders. The Fund may experience large redemptions or investments due to transactions in Fund shares by funds of funds, other large shareholders, or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on the Fund’s performance. In the event of such redemptions or investments, the Fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase the Fund’s brokerage and/or other transaction costs and affect the liquidity of the Fund’s portfolio. In addition,

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when funds of funds or other investors own a substantial portion of the Fund’s shares, a large redemption by such an investor could cause actual expenses to increase, or could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Redemptions of Fund shares could also accelerate the realization of taxable capital gains in the Fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the Fund’s shares. A high volume of redemption requests can impact the Fund the same way as the transactions of a single shareholder with substantial investments.

Leverage.  The Fund may engage in transactions that have the effect of leverage.  Although leverage creates an opportunity for increased total return, it also can create special risk considerations. For example, leverage from borrowing may amplify changes in the Fund’s NAV. Although the principal of such borrowings will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for the Fund. To the extent the income derived from securities purchased with borrowed funds is sufficient to cover the cost of leveraging, the net income of the Fund will be greater than it would be if leverage were not used. Conversely, to the extent the income derived from securities purchased with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used and, therefore, the amount (if any) available for distribution to the Fund’s shareholders as dividends will be reduced. Reverse repurchase agreements, securities lending transactions, when issued and delayed-delivery transactions, certain Financial Instruments (as defined above), and short sales, among others, may create leverage.

Policies and Limitations.  The Fund may make investments while borrowings are outstanding.  The Fund may borrow money for investment purposes, however, in general, the Fund does not intend to do so.  The Fund also may use leverage to purchase securities needed to close out short sales or to obtain the collateral needed to borrow a security in order to effect a short sale of that security.  The Fund may engage in transactions that have the effect of leverage for investment purposes and hedging.

Lower-Rated Debt Securities.  Lower-rated debt securities or “junk bonds” are those rated below the fourth highest category (including those securities rated as low as D by S&P) or unrated securities of comparable quality.  Securities rated below investment grade are often considered to be speculative. These securities have poor protection with respect to the issuer’s capacity to pay interest and repay principal. Lower-rated debt securities generally offer a higher current yield than that available for investment grade issues with similar maturities, but they may involve significant risk under adverse conditions. In particular, adverse changes in general economic conditions and in the industries in which the issuers are engaged and changes in the financial condition of the issuers are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher-grade debt securities. These securities are susceptible to default or decline in market value due to real or perceived adverse economic and business developments relating to the issuer, market interest rates and market liquidity. In addition, to the extent the Fund invests in lower-quality securities, it may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in lower-rated debt securities, the success of such investments is dependent on the credit analysis of the Manager.

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During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At certain times in the past, the market for lower-rated debt securities has expanded rapidly, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or defaults. There can be no assurance that such declines will not recur.

The market for lower-rated debt issues generally is thinner or less active than that for higher quality securities, which may limit the Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Judgment may play a greater role in pricing such securities than it does for more liquid securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated debt securities, especially in a thinly traded market.

The Fund may invest in securities whose ratings imply an imminent risk of default with respect to such payments.  Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

See Appendix A for further information about the ratings of debt securities assigned by S&P, Moody’s, and Fitch, Inc.

Policies and Limitations. The Fund may invest up to 10% of total assets under normal market conditions in debt securities rated by at least one NRSRO in the lowest investment grade category (BBB/Baa) or lower or unrated securities of comparable quality. This policy does not apply to collateral received for securities lending.

The Fund does not normally invest in or continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal but may do so depending on market conditions.  The Fund considers bonds rated by at least one NRSRO below the fourth highest category to be lower-rated securities or “junk bonds.”

Master Limited Partnerships.  Master limited partnerships (“MLPs”) are limited partnerships (or similar entities) in which the ownership units (e.g., limited partnership interests) are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. Many MLPs operate in oil and gas related businesses, including energy processing and distribution.  Many MLPs are pass-through entities that generally are taxed at the unitholder level and are not subject to federal or state income tax at the entity level. Annual income, gains, losses, deductions and credits of an MLP pass through directly to its unitholders. Distributions from an MLP may consist in part of a return of capital. Generally, an MLP is operated

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under the supervision of one or more general partners. Limited partners are not involved in the day-to-day management of an MLP.

Investing in MLPs involves certain risks related to investing in their underlying assets and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Although unitholders of an MLP are generally limited in their liability, similar to a corporation’s shareholders, creditors typically have the right to seek the return of distributions made to unitholders if the liability in question arose before the distributions were paid. This liability may stay attached to a unitholder even after it sells its units.

Mortgage-Backed Securities.  Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. Those securities may be guaranteed by a U.S. Government agency or instrumentality (such as Ginnie Mae); issued and guaranteed by a government-sponsored stockholder-owned corporation, though not backed by the full faith and credit of the United States (such as by Fannie Mae or Freddie Mac (collectively, the “GSEs”), and described in greater detail below); or issued by fully private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be backed by U.S. Government agency supported mortgage loans or some form of non-governmental credit enhancement.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned by stockholders. It is subject to general regulation by the Federal Housing Finance Authority (“FHFA”). Fannie Mae purchases residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on pass-through securities that it issues, but those securities are not backed by the full faith and credit of the U.S. Government.

Freddie Mac is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned by stockholders. Freddie Mac issues Participation Certificates (“PCs”), which represent interests in mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on the PCs it issues, but those PCs are not backed by the full faith and credit of the U.S. Government.

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The U.S. Treasury has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac.  However, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend the GSEs emergency funds and to purchase their stock.  In September 2008, those capital concerns led the U.S. Treasury and the FHFA to announce that the GSEs had been placed in conservatorship.

Since that time, the GSEs have received significant capital support through U.S. Treasury preferred stock purchases as well as U.S. Treasury and Federal Reserve purchases of their mortgage backed securities (“MBS”). While the MBS purchase programs ended in 2010, the U.S. Treasury announced in December 2009 that it would continue its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012.  From the end of 2007 through the third quarter of 2012, the GSEs required U.S. Treasury support of approximately $187.5 billion through draws under the preferred stock purchase agreements.  However, they have repaid approximately $46 billion in dividends.  Both GSEs ended the third quarter of 2012 with positive net worth and, as a result, neither required a draw from the U.S. Treasury.  While the U.S. Treasury is committed to offset negative equity at the GSEs through its preferred stock purchases through 2012, FHFA has made projections for those purchases through 2015, predicting that cumulative U.S. Treasury draws (including dividends) at the end of 2015 could range from $191 billion to $209 billion.  Nonetheless, no assurance can be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure that the GSEs will remain successful in meeting their obligations with respect to the debt and MBS they issue beyond that date.

In addition, the future of the GSEs is in serious question as the U.S. Government reportedly is considering multiple options, ranging on a spectrum from nationalization, privatization, consolidation, or abolishment of the entities.  The problems faced by the GSEs that resulted in their being placed into federal conservatorship and receiving significant U.S. Government support have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans.  The Obama Administration produced a report to Congress on February 11, 2011, outlining a proposal to wind down the GSEs by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase), and continuing progressive limits on the size of their investment portfolio.  Congress is currently considering several pieces of legislation that would reform the GSEs and possibly wind down their existence, addressing portfolio limits and guarantee fees, among other issues.

The FHFA and the U.S. Treasury (through its agreement to purchase GSE preferred stock) have imposed strict limits on the size of GSEs’ mortgage portfolios.  In August 2012, the U.S. Treasury amended its preferred stock purchase agreements to provide that the GSEs’ portfolios will be wound down at an annual rate of 15 percent (up from the previously agreed annual rate of 10 percent), requiring the GSEs to reach the $250 billion target four years earlier than previously planned.

Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market’s perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest

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rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.

Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, the Fund may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Fund uses an approach that the Manager believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of the Fund when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

Mortgage-backed securities may be issued in the form of collateralized mortgage obligations (“CMOs”) or collateralized mortgage-backed bonds (“CBOs”). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer’s payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed “pass-through” securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. The Manager considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets the Fund’s investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements. The Fund may buy mortgage-backed securities without insurance or guarantees, if the Manager determines that the securities meet the Fund’s quality standards. The Manager will, consistent with the Fund’s investment objectives, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

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Policies and Limitations.  The Fund may not purchase mortgage-backed securities that, in the Manager’s opinion, are illiquid if, as a result, more than 15% of the Fund’s net assets would be invested in illiquid securities.

Freddie Mac Collateralized Mortgage Obligations.  Freddie Mac CMOs are debt obligations of Freddie Mac issued in multiple tranches having different maturity dates that are secured by the pledge of a pool of conventional mortgage loans purchased by Freddie Mac. Unlike Freddie Mac PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with Freddie Mac’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual tranches of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of Freddie Mac’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. This “pass-through” of prepayments has the effect of retiring most CMO tranches prior to their stated final maturity.

           If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet Freddie Mac’s minimum sinking fund obligation on the next sinking fund payment date, Freddie Mac agrees to make up the deficiency from its general funds.

           Criteria for the mortgage loans in the pool backing the Freddie Mac CMOs are identical to those of Freddie Mac PCs. Freddie Mac has the right to substitute collateral in the event of delinquencies and/or defaults.

           Other Mortgage-Related Securities.  Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

Natural Disasters and Adverse Weather Conditions.  Certain areas of the world historically have been prone to major natural disasters, such as hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, and have been economically sensitive to environmental events. Such disasters, and the resulting damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses in the manner normally conducted. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Preferred Stock.  The Fund may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no

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legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities.

Real Estate-Related Instruments.  Real estate-related instruments include securities of real estate investment trusts (also known as “REITs”), commercial and residential mortgage-backed securities and real estate financings. Such instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings, and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans, and derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

REITs are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for conduit income tax treatment under the Code and failing to maintain exemption from the 1940 Act.

REITs (especially mortgage REITs) are subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, because mortgage REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases.

REITs are subject to management fees and other expenses. Therefore, investments in REITs will cause the Fund to bear its proportionate share of the costs of the REITs’ operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in REITs. The Fund does not intend to invest in REITs unless, in the judgment of the Manager, the potential benefits of such investment justify the payment of any applicable fees.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets and the economy at large. Both domestic and international equity and fixed income markets have been experiencing heightened volatility and turmoil, and issuers that have exposure to the real estate,

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mortgage and credit markets, and the sovereign debt of certain nations or their political subdivisions have been particularly affected. It is uncertain how long these conditions will continue.

These market conditions have resulted in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. The values of many types of securities, including, but not limited to, mortgage-backed, asset-backed and corporate debt securities, have been reduced. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yield to decline.

The reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. Illiquidity in these markets may mean there is less money available to purchase raw materials and goods and services, which may, in turn, bring down the prices of these economic staples. The values of some sovereign debt and of securities of issuers that hold that sovereign debt have fallen. These events and the potential for continuing market turbulence may have an adverse effect on the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

Mortgage-backed securities have been especially affected by these market events. Beginning in 2008, the market for mortgage-related securities experienced substantially, often dramatically, lower valuations and greatly reduced liquidity. Markets for other asset-backed securities have also been affected. In the mortgage sector, there have been rising delinquency rates. These defaults have caused an unexpected degree of losses for holders. Some financial institutions and other enterprises may have large exposure to certain types of securities, such as mortgage-backed securities, which could have a negative effect on the broader economy. Questions have been raised about whether the quality of the underlying mortgages was misrepresented, and suits have been filed against some lenders and “bundlers” of mortgages. Traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. Illiquid investments may be harder to value, especially in changing markets.

Some financial institutions and other enterprises may have large exposure to certain types of securities, such as mortgage-backed securities, which could have a negative effect on the broader economy. Events in the financial markets and the broader economy are continuing to erode the tax bases of many state and local governments, as well as their access to the credit markets. This has put downward pressure on the value of many municipal securities. Some traditional insurers of municipal securities have also experienced financial stress.

The U.S. federal government and certain foreign central banks have acted to calm credit markets and increase confidence in the U.S. and world economies. Certain of these entities have injected liquidity into the markets and taken other steps in an effort to stabilize the markets and grow the economy. Others have opted for austerity, which may limit growth, at least in the short to medium term. The ultimate effect of these efforts is only beginning to reveal itself. Changes in government policies may exacerbate the market’s difficulties and withdrawal of this support, or other policy changes by governments or central banks, could adversely impact the value and liquidity of certain securities.

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The situation in the financial markets has resulted in calls for increased regulation, and the need of many financial institutions for government help has given lawmakers and regulators new leverage. The Dodd-Frank Act has initiated a dramatic revision of the U.S. financial regulatory framework that will continue to unfold over several years. The Dodd-Frank Act covers a broad range of topics, including (among many others) a reorganization of federal financial regulators; a process intended to improve financial systemic stability and the resolution of potentially insolvent financial firms; new rules for derivatives trading; the creation of a consumer financial protection watchdog; the registration and additional regulation of hedge and private equity fund managers; and new federal requirements for residential mortgage loans. Instruments in which the Fund may invest, or the issuers of such instruments, may be affected by the new legislation and regulation in ways that are unforeseeable. Many of the implementing regulations have not yet been finalized. Accordingly, the ultimate impact of the Dodd-Frank Act, including on the derivative instruments in which the Fund may invest, is not yet certain.

The statutory provisions of the Dodd-Frank Act significantly change in several respects the ways in which investment products are marketed, sold, settled or terminated. In particular, the Dodd-Frank Act mandates the elimination of references to credit ratings in numerous securities laws, including the 1940 Act. Certain swap derivatives have been and other derivatives may be mandated for central clearing under the Dodd-Frank Act, which likely will require technological and other changes to the operations of funds governed by the 1940 Act and the market in which they will trade. Central clearing will also entail the use of assets of a 1940 Act fund to satisfy margin calls and this may have an effect on the performance of such a fund. The regulators have not yet issued final regulations implementing all of the Dodd-Frank Act’s margin requirements and clearing mandates.

The regulators that have been charged with the responsibility for implementing the Dodd-Frank Act (i.e., the SEC and the CFTC) have been active in proposing and adopting regulations and guidance on the use of derivatives by 1940 Act funds. The CFTC recently adopted a revision to one of its rules that will either restrict the use of derivatives by a 1940 Act fund or require the fund’s adviser to register as a commodity pool operator (see the discussion of “Financial Instruments"). The SEC is reviewing its current guidance on the use of derivatives by 1940 Act funds and may issue new guidance. It is not clear whether or when such new guidance will be published or what the content of such guidance may be.

Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions.

Repurchase Agreements.  In a repurchase agreement, the Fund purchases securities from a bank that is a member of the Federal Reserve System or also from a foreign bank or from a U.S. branch or agency of a foreign bank or from a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. The Manager monitors the creditworthiness of sellers.  If the Fund enters into a repurchase agreement subject to foreign law and the counter-party defaults, the Fund may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law and may suffer delays and losses in disposing of the collateral as a result.

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Policies and Limitations.  Repurchase agreements with a maturity or demand of more than seven days are considered to be illiquid securities. The Fund may not enter into a repurchase agreement with a maturity or demand feature of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Fund may enter into a repurchase agreement only if (1) the underlying securities (excluding maturity and duration limitations, if any) are of a type that the Fund’s investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund’s account by its custodian or a bank acting as the Fund’s agent.

Restricted Securities and Rule 144A Securities.  The Fund may invest in “restricted securities,” which generally are securities that may be resold to the public only pursuant to an effective registration statement under the 1933 Act or an exemption from registration. Regulation S under the 1933 Act is an exemption from registration that permits, under certain circumstances, the resale of restricted securities in offshore transactions, subject to certain conditions, and Rule 144A under the 1933 Act is an exemption that permits the resale of certain restricted securities to qualified institutional buyers.

Since its adoption by the SEC in 1990, Rule 144A has facilitated trading of restricted securities among qualified institutional investors. To the extent restricted securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund expects that it will be able to dispose of the securities without registering the resale of such securities under the 1933 Act. However, to the extent that a robust market for such 144A securities does not develop, or a market develops but experiences periods of illiquidity, investments in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager, acting under guidelines established by the Fund Trustees, will determine whether investments in Rule 144A securities are liquid or illiquid.

Where an exemption from registration under the 1933 Act is unavailable, or where an institutional market is limited, a Fund may, in certain circumstances, be permitted to require the issuer of restricted securities held by the Fund to file a registration statement to register the resale of such securities under the 1933 Act.  In such case, the Fund will typically be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to resell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, or the value of the security were to decline, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

Policies and Limitations.  To the extent restricted securities, including Rule 144A securities, are deemed illiquid, purchases thereof will be subject to the Fund’s 15% limitation on investments in illiquid securities.

Reverse Repurchase Agreements.  In a reverse repurchase agreement, the Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in the Fund’s NAV

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and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.  The Manager monitors the creditworthiness of counterparties to reverse repurchase agreements.

Policies and Limitations.  Reverse repurchase agreements are considered borrowings for purposes of the Fund’s investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Fund will deposit in a segregated account with its custodian, or designate on its records as segregated, cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Fund’s obligations under the agreement.

Risks of Reliance on Computer Programs or Codes.  Many processes used in fund management, including security selection, rely, in whole or in part, on the use of computer programs or codes, some of which are created or maintained by the Manager or its affiliates and some of which are created or maintained by third parties.  Errors in these programs or codes may go undetected, possibly for quite some time, which could adversely affect the Fund’s operations or performance.  Computer programs or codes are susceptible to human error when they are first created and as they are developed and maintained.  Some funds, like the Fund, may be subject to heightened risk in this area because the funds’ advisers rely to a greater extent on computer programs or codes in managing the fund’s assets.

While efforts are made to guard against problems associated with computer programs or codes, there can be no assurance that such efforts will always be successful.  The Fund has limited insight into the computer programs and processes of some service providers, and may have to rely on contractual assurances or business relationships to protect against some errors in the service providers’ systems.

Securities Loans.  The Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors, provided that cash or equivalent collateral, initially equal to at least 102% (105% in the case of foreign securities) of the market value of the loaned securities, is maintained by the borrower with the Fund or with the Fund’s lending agent, who holds the collateral on the Fund’s behalf. Thereafter, cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is to be continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower that has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower.  The Fund does not have the right to vote on securities while they are on loan.  However, it is the Fund’s policy to attempt to terminate loans in time to vote those proxies that the Fund has determined are material to the interests of the Fund.  The Manager believes the risk of loss on these transactions is slight because if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Fund may loan securities through a separate operating unit of Neuberger Berman LLC (“Neuberger Berman”) or an affiliate of Neuberger Berman, acting as agent. The Fund also may loan securities to Neuberger Berman and its affiliates (other than NB Management), subject

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to the conditions of the SEC order.  The Fund may also borrow a security for purposes of effecting a short sale of such security, see “Short Sales” for additional information on the Fund’s activities related to borrowing securities.

Policies and Limitations.  The Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets (taken at current value) to banks, brokerage firms, or other institutional investors. Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be initially equal to at least 102% (105% in the case of foreign securities) of the market value of the loaned securities, which will also be marked to market daily.  Thereafter, the collateral must be equal to at least 100% of the market value of the loaned securities.  See “Cash Management and Temporary Defensive Positions” for information on how the cash collateral may be invested.  The Fund does not count the collateral for purposes of any investment policy or limitation that requires the Fund to invest specific percentages of its assets in accordance with its principal investment program.

Securities of Exchange-Traded Funds and Other Exchange-Traded Investment Vehicles.  The Fund may invest in the securities of exchange-traded funds (“ETFs”) and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (collectively, “exchange-traded investment vehicles”). When investing in the securities of exchange-traded investment vehicles, the Fund will be indirectly exposed to all the risks of the portfolio securities or other financial instruments they hold.   The performance of an exchange-traded investment vehicle will be reduced by transaction and other expenses, including fees paid by the exchange-traded investment vehicle to service providers.  ETFs are investment companies that are registered as open-end management companies or unit investment trusts. The limits that apply to the Fund’s investment in securities of other investment companies generally apply also to the Fund’s investment in securities of ETFs.  See “Securities of Other Investment Companies.”

Shares of exchange-traded investment vehicles are listed and traded in the secondary market. Many exchange-traded investment vehicles are passively managed and seek to provide returns that track the price and yield performance of a particular index or otherwise provide exposure to an asset class (e.g., currencies or commodities).  Although such exchange-traded investment vehicles may invest in other instruments, they largely hold the securities (e.g., common stocks) of the relevant index or financial instruments that provide exposure to the relevant asset class. The share price of an exchange-traded investment vehicle may not track its specified market index, if any, and may trade below its net asset value. An active secondary market in the shares of an exchange-traded investment vehicle may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions, or other reasons. There can be no assurance that the shares of an exchange-traded investment vehicle will continue to be listed on an active exchange.

Securities of Other Investment Companies.  The Fund may invest in the securities of other investment companies, including open-end and closed-end management companies and unit investment trusts, that are consistent with its investment objectives and policies.  Such an investment may be the most practical or only manner in which the Fund can invest in certain asset classes or participate in certain markets, such as foreign markets, because of the expenses involved or because other vehicles for investing in those markets may not be available at the time the Fund is

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ready to make an investment.  When investing in the securities of other investment companies, the Fund will be indirectly exposed to all the risks of such investment companies' portfolio securities.  In addition, as a shareholder in an investment company, the Fund would indirectly bear its pro rata share of that investment company’s expenses.  An investment in the securities of other investment companies may involve the payment of substantial premiums above, while the sale of such securities may be made at substantial discounts from, the value of such issuers' portfolio securities. The Fund does not intend to invest in the securities of other investment companies unless, in the judgment of the Manager, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

Although money market funds that operate in accordance with Rule 2a-7 under the 1940 Act seek to preserve a $1.00 share price, it is possible for the Fund to lose money by investing in money market funds.

Policies and Limitations.  The Fund may invest an unlimited amount of its uninvested cash in shares of money market funds that operate in compliance with Rule 2a-7 under the 1940 Act, whether or not advised by NB Management or an affiliate, under specified conditions. See “Cash Management and Temporary Defensive Positions.”

Otherwise, the Fund’s investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets in all investment companies in the aggregate.  However, the Fund may exceed these limits when investing in shares of an ETF, subject to the terms and conditions of an exemptive order from the SEC obtained by the ETF that permits an investing fund, such as the Fund, to invest in the ETF in excess of the limits described above.

For purposes of the Fund’s industry concentration policy, the Fund will look through to the underlying investments of the investment companies, including ETFs, in which the Fund has invested for purposes of determining the percentage of the Fund’s total assets that are invested in the securities of issuers having their principal business activities in the same industry.

The Fund is also able to invest up to 100% of its total assets in a master portfolio with the same investment objectives, policies and limitations as the Fund.

Short Sales. The Fund may use short sales in an attempt to realize gain or for hedging purposes. To effect a short sale, the Fund borrows a security from or through a brokerage firm to make delivery to the buyer. The Fund is then obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay the lender any dividends on the borrowed security and may be required to pay loan fees or interest.

The Fund may realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund is required to pay in connection with the short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

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The Fund may also make short sales against-the-box, in which it sells short securities only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.

The effect of short selling is similar to the effect of leverage. Short selling may amplify changes in the Fund’s NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Fund.

When the Fund is selling stocks short, it must maintain a segregated account of cash or high-grade securities that, together with any collateral (exclusive of short sale proceeds) that it is required to deposit with the securities lender or the executing broker, is at least equal to the value of the shorted securities, marked to market daily. As a result, the Fund may need to maintain high levels of cash or liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions).

Policies and Limitations. The Fund’s ability to engage in short sales may be impaired by any temporary prohibitions on short selling imposed by domestic and certain foreign government regulators.

Stripped Mortgage Backed Securities (SMBS).  SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to the Fund’s limitations on investments in illiquid securities.

Stripped Securities.  Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

53

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells. These coupons are not obligations of the U.S. Treasury.

Structured Notes.  The Fund may invest in structured notes, such as participatory notes, issued by banks or broker-dealers that are designed to replicate the performance of an underlying indicator.  Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure or index. Generally, investments in such notes are used as a substitute for positions in underlying indicators.  Structured notes are a type of equity-linked derivative which generally are traded over-the-counter (“OTC”). The performance results of structured notes will not replicate exactly the performance of the underlying indicator that the notes seek to replicate due to transaction costs and other expenses.

Investments in structured notes involve the same risks associated with a direct investment in the underlying indicator the notes seek to replicate. The return on a structured note that is linked to a particular underlying indicator generally is increased to the extent of any dividends paid in connection with the underlying indicator. However, the holder of a structured note typically does not receive voting rights and other rights as it would if it directly owned the underlying indicator. In addition, structured notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Fund. Structured notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and the Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a structured note against the issuer of an underlying indicator. Structured notes involve transaction costs. Structured notes may be considered illiquid and, therefore, structured notes considered illiquid will be subject to the Fund’s percentage limitation on investments in illiquid securities.

Terrorism Risks.  Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq and Afghanistan by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers, related groups of issuers, or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Fund’s operations.

U.S. Government and Agency Securities.  “U.S. Government Securities” are obligations of the U.S. Treasury backed by the full faith and credit of the United States.  Due to recent market turbulence, some investors have turned to the safety of securities issued or guaranteed by the U.S. Treasury, causing the prices of these securities to rise and their yields to decline.  As a result of this and other market influences, yields of short-term U.S. Treasury debt instruments are currently near historical lows.

“U.S. Government Agency Securities” are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Ginnie Mae (also known as

54

the Government National Mortgage Association), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), SLM Corporation (formerly, the Student Loan Marketing Association) (commonly known as “Sallie Mae”), Federal Home Loan Banks (“FHLB”), and the Tennessee Valley Authority.  Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer’s ability to borrow from the U.S. Treasury, subject to the U.S. Treasury’s discretion in certain cases, or only by the credit of the issuer.  Accordingly, there is at least a possibility of default.  U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities.  (See “Mortgage-Backed Securities,” above.)  The market prices of U.S. Government Agency Securities are not guaranteed by the U.S. Government and generally fluctuate inversely with changing interest rates.

U.S. Government Agency Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed.  The secondary market for certain of these participations is extremely limited.  In the absence of a suitable secondary market, such participations may therefore be regarded as illiquid.

The Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury.  The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.  Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.  The market prices of STRIPS generally are more volatile than that of U.S. Treasury bills with comparable maturities.

Variable or Floating Rate Securities; Demand and Put Features.  Variable rate and floating rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, weekly, monthly, or semi-annually) or automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, “Adjustable Rate Securities”) ordinarily is determined by reference to a particular bank’s prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

Adjustable Rate Securities frequently permit the holder to demand payment of the obligations’ principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. In purchasing these securities, the Fund relies primarily on the creditworthiness of the credit instrument issuer or the insurer. The Fund can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Fund to sell the security to the issuer or third party at a specified price. The Fund may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

Warrants and Rights. Warrants and rights may be acquired by the Fund in connection with other securities or separately.  Warrants are securities permitting, but not obligating, their holder to

55

subscribe for other securities or commodities at a later date.  Rights are similar to warrants but typically are issued by a company to existing holders of its stock and provide those holders the right to purchase additional shares of stock at a later date.  Rights also normally have a shorter duration than warrants.  Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities.  The purchase of warrants and rights involves the risk that the Fund could lose the purchase value of the warrants or rights if the right to subscribe to additional shares is not exercised prior to the warrants’ or rights’ expiration date because warrants and rights cease to have value if they are not exercised prior to their expiration date. Also, the purchase of warrants and rights involves the risk that the effective price paid for the warrants or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the price of the underlying security.  The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

When-Issued and Delayed Delivery Securities and Forward Commitments.  The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily within two months, although the Fund may agree to a longer settlement period). These transactions may involve mortgage-backed securities such as GNMA, Fannie Mae and Freddie Mac certificates. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued and delayed delivery purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

When-issued and delayed delivery purchases and forward commitment transactions enable the Fund to “lock in” what the Manager believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might purchase a security on a when-issued, delayed delivery or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. When issued, delayed-delivery and forward commitment transactions are subject to the risk that a counterparty may fail to complete the purchase or sale of the security. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. To reduce this risk, the Fund will enter into transactions with established counterparties and the managers will monitor the creditworthiness of such counterparties.

The value of securities purchased on a when-issued, delayed delivery or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Fund’s NAV starting on the date of the agreement to purchase the securities. Because the Fund has not yet paid for the securities, this produces an effect similar to leverage. The Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. Because the Fund is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the value of the Fund’s interests.

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The purchase of securities on a when-issued or delayed delivery basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund’s NAV as long as the commitment to sell remains in effect.

When-issued, delayed-delivery and forward commitment transactions may cause the Fund to liquidate positions when it may not be advantageous to do so in order to satisfy its purchase or sale obligations.

Policies and Limitations.  The Fund will purchase securities on a when-issued or delayed delivery basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it has been entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize capital gains or losses in connection with these transactions.

The Fund may also enter into a TBA agreement and “roll over” such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage- backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by the Fund.

When the Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, the Fund will deposit in a segregated account with its custodian, or designate on its records as segregated, until payment is made, appropriate liquid securities having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, the portfolio securities will be held in a segregated account, or the portfolio securities will be designated on the Fund’s records as segregated, while the commitment is outstanding. These procedures are designed to ensure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases and forward commitment transactions.

Zero Coupon Securities.  The Fund may invest in zero coupon securities.  These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value (known as “original issue discount” or “OID”). OID varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

OID must be included in the Fund’s gross income ratably prior to the receipt of any actual payments. Because the Fund must distribute substantially all of its net investment income (including its accrued OID) to its shareholders each taxable year to continue to qualify for treatment as a RIC and to minimize or avoid payment of federal income and excise taxes, it may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy the distribution requirements. See “Additional Tax Information.”

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The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

PERFORMANCE INFORMATION

The Fund’s performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor’s original cost.

TRUSTEES AND OFFICERS

The following tables set forth information concerning the Fund Trustees and officers of the Trust. All persons named as Fund Trustees and officers also serve in similar capacities for other funds administered or managed by NB Management. A Fund Trustee who is not an “interested person” of NB Management (including its affiliates) or the Trust is deemed to be an independent fund Trustee (“Independent Fund Trustee”).

Information about the Board of Trustees

Name, (Year of Birth), and Address (1)	Position(s) and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee (3)
Independent Fund Trustees
Faith Colish (1935)	Trustee since inception	Counsel, Carter Ledyard & Milburn LLP (law firm) since October 2002; formerly, Attorney-at-Law and President, Faith Colish, A Professional Corporation, 1980 to 2002.	[56]	Formerly, Director, 1997 to 2003, and Advisory Director, 2003 to 2006, ABA Retirement Funds (formerly, American Bar Retirement Association) (not-for-profit membership corporation).

58

Name, (Year of Birth), and Address (1)	Position(s) and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee (3)
Martha C. Goss (1949)	Trustee since 2007	President, Woodhill Enterprises Inc./Chase Hollow Associates LLC (personal investment vehicle), since 2006; formerly, Consultant, Resources Global Professionals (temporary staffing), 2002 to 2006.	[56]
Director, American Water (water utility), since 2003; Director, Allianz Life of New York (insurance), since 2005; Director, Berger Group Holdings, Inc. (engineering consulting firm), since 2013; Director, Financial Women’s Association of New York (not-for-profit association), since 2003; Trustee Emerita, Brown University, since 1998;  Director, Museum of American Finance (not-for-profit), since 2013; formerly, Non-Executive Chair and Director, Channel Reinsurance (financial guaranty reinsurance), 2006 to 2010; formerly, Director, Ocwen Financial Corporation (mortgage servicing), 2005 to 2010; formerly, Director, Claire’s Stores, Inc.  (retailer), 2005 to 2007; formerly, Director, Parsons Brinckerhoff Inc. (engineering consulting firm), 2007 to 2010; formerly Director, Bank Leumi (commercial bank), 2005 to 2007; formerly Advisory Board Member, Attensity (software developer), 2005 to 2007.

Michael M. Knetter (1960)	Trustee since 2007
President and Chief Executive Officer, University of Wisconsin Foundation, since October 2010; formerly, Dean, School of Business, University of Wisconsin - Madison; formerly, Professor of International Economics and Associate Dean, Amos Tuck School of Business - Dartmouth College, 1998 to 2002.
[56]
Director, American Family Insurance (a mutual company, not publicly traded), since March 2009; formerly, Trustee, Northwestern Mutual Series Fund, Inc., 2007 to 2010; formerly, Director, Wausau Paper,  2005 to 2011; formerly, Director, Great Wolf Resorts, 2004 to 2009.

Howard A. Mileaf (1937)	Trustee since inception	Retired; formerly, Vice President and General Counsel, WHX Corporation (holding company), 1993 to 2001.	[56]
Formerly, Director, Webfinancial Corporation (holding company), 2002 to 2008; formerly, Director, WHX Corporation (holding company), 2002 to 2005; formerly, Director, State Theatre of New Jersey (not-for-profit theatre), 2000 to 2005.

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Name, (Year of Birth), and Address (1)	Position(s) and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee (3)
George W. Morriss (1947)	Trustee since 2007
Adjunct Professor, Columbia University School of International and Public Affairs, since October 2012; formerly, Executive Vice President and Chief Financial Officer, People’s Bank, Connecticut (a financial services company), 1991 to 2001.
[56]
Director and Treasurer, National Association of Corporate Directors,
Connecticut Chapter, since
2013; Trustee, Steben Alternative Investment Funds, Steben Select Multi-Strategy Fund, andSteben Select Multi-Strategy Fund, since 2013; formerly, Manager, Larch Lane Multi-Strategy Fund complex (which consisted of three funds), 2006 to 2011; formerly, Member, NASDAQ Issuers’ Affairs Committee, 1995 to 2003.

Tom D. Seip (1950)	Trustee since inception; Chairman of the Board since 2008; Lead Independent Trustee 2006 to 2008
General Partner, Ridgefield Farm LLC (a private investment vehicle); formerly, President and CEO, Westaff, Inc. (temporary staffing), May 2001 to January 2002; formerly, Senior Executive, The Charles Schwab Corporation, 1983 to 1998, including Chief Executive Officer, Charles Schwab Investment Management, Inc.; Trustee, Schwab Family of Funds and Schwab Investments, 1997 to 1998; and Executive Vice President-Retail Brokerage, Charles Schwab & Co., Inc., 1994 to 1997.
[56]
Director, H&R Block, Inc. (financial services company), since May 2001; Chairman, Governance and Nominating Committee, H&R Block, Inc., since 2011; formerly, Chairman, Compensation Committee, H&R Block, Inc., 2006 to 2010; formerly, Director, Forward Management, Inc. (asset management company), 1999 to 2006.

Candace L. Straight (1947)	Trustee since inception
Private investor and consultant specializing in the insurance industry; formerly, Advisory Director, Securitas Capital LLC (a global private equity investment firm dedicated to making investments in the insurance sector), 1998 to December 2003.
[56]
Public Member, Board of Governors and Board of Trustees, Rutgers University, since 2011; Director, Montpelier Re Holdings Ltd. (reinsurance company), since 2006; formerly, Director, National Atlantic Holdings Corporation (property and casualty insurance company), 2004 to 2008; formerly, Director, The Proformance Insurance Company (property and casualty insurance company), 2004 to 2008; formerly, Director, Providence Washington Insurance Company (property and casualty insurance company), 1998 to 2006; formerly, Director, Summit Global Partners (insurance brokerage firm), 2000 to 2005.

Peter P. Trapp (1944)	Trustee since inception	Retired; formerly, Regional Manager for Mid-Southern Region, Ford Motor Credit Company, September 1997 to 2007; formerly, President, Ford Life Insurance Company, April 1995 to August 1997.	[56]	None.

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Name, (Year of Birth), and Address (1)	Position(s) and Length of Time Served (2)	Principal Occupation(s) (3)	Number of Funds in Fund Complex Overseen by Fund Trustee	Other Directorships Held Outside Fund Complex by Fund Trustee (3)
Fund Trustees who are “Interested Persons”
Joseph V. Amato* (1962)	Trustee since 2009
President and Director, Neuberger Berman Group LLC, since 2009; President and Chief Executive Officer, Neuberger  Berman and Neuberger Berman Holdings LLC (including its predecessor, Neuberger Berman Inc.), since 2007; Chief Investment Officer, Neuberger Berman, since 2009; Chief Investment Officer (Equities) and Managing Director, NB Management, since 2009; Managing Director, NBFI, since 2007; Board member of NBFI since 2006; formerly, Global Head of Asset Management of Lehman Brothers Holdings Inc.’s (“LBHI”) Investment Management Division, 2006 to 2009; formerly, member of LBHI’s Investment Management Division's Executive Management Committee, 2006 to 2009; formerly, Managing Director, Lehman Brothers Inc. (“LBI”), 2006 to 2008; formerly, Chief Recruiting and Development Officer, LBI, 2005 to 2006; formerly, Global Head of LBI's Equity Sales and a Member of its Equities Division Executive Committee, 2003 to 2005.
[56]
Member of Board of Advisors, McDonough School of Business, Georgetown University, since 2001; Member of New York City Board of Advisors, Teach for America, since 2005; Trustee, Montclair Kimberley Academy (private school), since 2007; Member, Board of Regents, Georgetown University, since 2013.

Robert Conti* (1956)	Chief Executive Officer, President and Trustee since 2008; prior thereto, Executive Vice President in 2008 and Vice President inception to 2008
Managing Director, Neuberger Berman, since 2007; formerly, Senior Vice President, Neuberger Berman, 2003 to 2006; formerly, Vice President, Neuberger Berman, 1999 to 2003; President and Chief Executive Officer, NB Management, since 2008; formerly, Senior Vice President, NB Management, 2000 to 2008; Managing Director, NBFI, since 2009.
		[56]	Director, Staten Island Mental Health Society, since 1994; formerly, Chairman of the Board, Staten Island Mental Health Society, 2008 to 2011.
(1)	The business address of each listed person is 605 Third Avenue, New York, New York 10158.

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(2)
Pursuant to the Trust’s Trust Instrument, each of these Fund Trustees shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3)	Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

*
Indicates a Fund Trustee who is an “interested person” within the meaning of the 1940 Act. Mr. Amato and Mr. Conti are interested persons of the Trust because each is an officer of NB Management and/or its affiliates.

Information about the Officers of the Trust

Name, (Year of Birth), and Address (1)	Position(s) and Length of Time Served (2)	Principal Occupation(s) (3)
Andrew B. Allard (1961)	Chief Legal Officer since 2013 (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002) and Anti-Money Laundering Compliance Officer since inception
General Counsel and Senior Vice President, NB Management since 2013; Senior Vice President, Neuberger Berman, since 2006 and Employee since 1999; Deputy General Counsel, Neuberger Berman, since 2004; formerly, Vice President, Neuberger Berman, 2000 to 2005; formerly, Employee, NB Management, 1994 to 1999; Chief Legal Officer since 2013 (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002) ten registered investment companies for which NB Management acts as investment manager and administrator (ten since 2013); Anti-Money Laundering Compliance Officer, ten registered investment companies for which NB Management acts as investment manager and administrator (six since 2002, one since 2003, one since 2005, one since 2006 and one since 2013).

Claudia A. Brandon (1956)	Executive Vice President since 2008 and Secretary since inception
Senior Vice President, Neuberger Berman, since 2007 and Employee since 1999; Senior Vice President, NB Management, since 2008 and Assistant Secretary since 2004; formerly, Vice President, Neuberger Berman, 2002 to 2006; formerly, Vice President-Mutual Fund Board Relations, NB Management, 2000 to 2008;  formerly, Vice President, NB Management, 1986 to 1999 and Employee 1984 to 1999; Executive Vice President, ten registered investment companies for which NB Management acts as investment manager and administrator (nine since 2008 and one since 2013); Secretary, ten registered investment companies for which NB Management acts as investment manager and administrator (three since 1985, three since 2002, one since 2003, one since 2005, one since 2006 and one since 2013).

Agnes Diaz (1971)	Vice President since 2013	Vice President, ten registered investment companies for which NB Management acts as investment manager and administrator (ten since 2013).

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Name, (Year of Birth), and Address (1)	Position(s) and Length of Time Served (2)	Principal Occupation(s) (3)
Anthony DiBernardo (1979)	Assistant Treasurer since 2011
Vice President, Neuberger Berman, since 2009; Employee, NB Management, since 2003; Assistant Treasurer, ten registered investment companies for which NB Management acts as investment manager and administrator (nine since 2011 and one since 2013).

Sheila R. James (1965)	Assistant Secretary since inception
Vice President, Neuberger Berman, since 2008 and Employee since 1999; formerly, Assistant Vice President, Neuberger Berman, 2007; formerly, Employee, NB Management, 1991 to 1999; Assistant Secretary, ten registered investment companies for which NB Management acts as investment manager and administrator (six since 2002, one since 2003, one since 2005, one since 2006 and one since 2013).

Brian Kerrane (1969)	Vice President since 2008
Senior Vice President, Neuberger Berman, since 2006; formerly, Vice President, Neuberger Berman, 2002 to 2006; Vice President, NB Management, since 2008 and Employee since 1991; Vice President, ten registered investment companies for which NB Management acts as investment manager and administrator (nine since 2008 and one since 2013).

Kevin Lyons (1955)	Assistant Secretary since inception
Assistant Vice President, Neuberger Berman, since 2008 and Employee since 1999;  formerly, Employee, NB Management, 1993 to 1999; Assistant Secretary, ten registered investment companies for which NB Management acts as investment manager and administrator (seven since 2003, one since 2005, one since 2006 and one since 2013).

Owen F. McEntee, Jr. (1961)	Vice President since 2008
Vice President, Neuberger Berman, since 2006; Employee, NB Management, since 1992; Vice President, ten registered investment companies for which NB Management acts as investment manager and administrator (nine since 2008 and one since 2013).

John M. McGovern (1970)	Treasurer and Principal Financial and Accounting Officer since inception
Senior Vice President, Neuberger Berman, since 2007; formerly, Vice President, Neuberger Berman, 2004 to 2006; Employee, NB Management, since 1993; Treasurer and Principal Financial and Accounting Officer, ten registered investment companies for which NB Management acts as investment manager and administrator (eight since 2005, one since 2006 and one since 2013); formerly, Assistant Treasurer, eight registered investment companies for which NB Management acts as investment manager and administrator, 2002 to 2005.

Frank Rosato (1971)	Assistant Treasurer since inception
Vice President, Neuberger Berman, since 2006; Employee, NB Management, since 1995; Assistant Treasurer, ten registered investment companies for which NB Management acts as investment manager and administrator (eight since 2005, one since 2006 and one since 2013).

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Name, (Year of Birth), and Address (1)	Position(s) and Length of Time Served (2)	Principal Occupation(s) (3)
Neil S. Siegel (1967)	Vice President since 2008
Managing Director, NB Management, since 2008; Managing Director, Neuberger Berman, since 2006; formerly, Senior Vice President, Neuberger Berman, 2004 to 2006; Vice President, ten registered investment companies for which NB Management acts as investment manager and administrator (nine since 2008 and one since 2013).

Chamaine Williams (1971)	Chief Compliance Officer since inception
Senior Vice President, Neuberger Berman, since 2007; Chief Compliance Officer, NB Management, since 2006; Chief Compliance Officer, ten registered investment companies for which NB Management acts as investment manager and administrator (eight since 2005, one since 2006 and one since 2013); formerly, Senior Vice President, LBI, 2007 to 2008; formerly, Vice President, LBI, 2003 to 2006; formerly, Chief Compliance Officer, Lehman Brothers Asset Management Inc., 2003 to 2007; formerly, Chief Compliance Officer, Lehman Brothers Alternative Investment Management LLC, 2003 to 2007.

____________________

(1)	The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)
Pursuant to the By-Laws of the Trust, each officer elected by the Fund Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

(3)	Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees

The Board of Trustees (“Board”) is responsible for managing the business and affairs of the Trust. Among other things, the Board generally oversees the portfolio management of the Fund and reviews and approves the Fund’s investment advisory and sub-advisory contracts and other principal contracts.

The Board has appointed an Independent Fund Trustee to serve in the role of Chairman of the Board.  The Chair’s primary responsibilities are (i) to participate in the preparation of the agenda for meetings of the Board and in the identification of information to be presented to the Board; (ii) to preside at all meetings of the Board; (iii) to act as the Board’s liaison with management between meetings of the Board; and (iv) to act as the primary contact for board communications.  The Chair may perform such other functions as may be requested by the Board from time to time.  Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation as Chair does not impose on such Independent Fund Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.

As described below, the Board has an established committee structure through which the Board considers and addresses important matters involving the Fund, including those identified as presenting conflicts or potential conflicts of interest for management.  The Independent Fund Trustees also regularly meet outside the presence of management and are advised by experienced

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independent legal counsel knowledgeable in matters of investment company regulation.  The Board periodically evaluates its structure and composition as well as various aspects of its operations.  The Board believes that its leadership structure, including its Independent Chair and its committee structure, is appropriate in light of, among other factors, the asset size of the fund complex overseen by the Board, the nature and number of funds overseen by the Board, the number of Fund Trustees, the range of experience represented on the Board, and the Board’s responsibilities.

Additional Information About Trustees

In choosing each Trustee to serve, the Board was generally aware of each Fund Trustee’s skills, experience, judgment, analytical ability, intelligence, common sense, previous profit and not-for-profit board membership and, for each Independent Fund Trustee, their demonstrated willingness to take an independent and questioning stance toward management.  Each Fund Trustee also now has considerable familiarity with the Trust and each fund of the Trust, their investment manager, sub-advisers, administrator and distributor, and their operations, as well as the special regulatory requirements governing regulated investment companies and the special responsibilities of investment company directors as a result of his or her substantial prior service as a trustee of the Trust.  No particular qualification, experience or background establishes the basis for any Fund Trustee’s position on the Board and the Governance and Nominating Committee and individual Board members may have attributed different weights to the various factors.

In addition to the information set forth in the table above and other relevant qualifications, experience, attributes or skills applicable to a particular Fund Trustee, the following provides further information about the qualifications and experience of each Fund Trustee.

Independent Fund Trustees

Faith Colish:  Ms. Colish has experience as an attorney practicing securities law with the SEC and in private practice, with a focus on broker-dealer and investment management matters and matters of regulatory compliance under the securities laws.  She has also served as in-house counsel to an investment advisory firm that managed mutual funds and a fund industry trade organization.  She has served as a member of the board of a not-for-profit membership corporation involving oversight of a substantial investment program.  She has served as a Fund Trustee for multiple years.

Martha C. Goss:  Ms. Goss has experience as chief operating and financial officer of an insurance holding company.  She has experience as an investment professional, head of an investment unit and treasurer for a major insurance company, experience as the Chief Financial Officer of two consulting firms, and experience as a lending officer and credit analyst at a major bank.  She has experience managing a personal investment vehicle.  She has served as a member of the boards of various profit and not-for-profit organizations and a university.  She has served as a Fund Trustee for multiple years.

Michael M. Knetter:  Dr. Knetter has organizational management experience as a dean of a major university business school and as President and CEO of a university supporting foundation.  He also has responsibility for overseeing management of the university’s endowment.  He has academic experience as a professor of international economics.  He has served as a member of the boards of various public companies and another mutual fund.  He has served as a Fund Trustee for multiple years.

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Howard A. Mileaf:  Mr. Mileaf is a CPA and an attorney with experience in senior management and as general counsel of an industrial corporation and an industrial holding company.  He has accounting and management experience at a major accounting firm.  He has served as a member of the boards of various profit and not-for-profit organizations.  He has served as a Fund Trustee for multiple years.

George W. Morriss:  Mr. Morriss has experience in senior management and as chief financial officer of a financial services company.  He has investment management experience as a portfolio manager managing personal and institutional funds.  He has served as a member of a committee of representatives from companies listed on NASDAQ.  He has served as a member of the board of funds of hedge funds.  He has an advanced degree in finance.  He has served as a Fund Trustee for multiple years.

Tom D. Seip:  Mr. Seip has experience in senior management and as chief executive officer and director of a financial services company overseeing other mutual funds and brokerage.  He has experience as director of an asset management company.  He has experience in management of a private investment partnership.  He has served as a Fund Trustee for multiple years and as Independent Chair and/or Lead Independent Trustee of the Board.

Candace L. Straight:  Ms. Straight has experience as a private investor and consultant in the insurance industry.  She has experience in senior management of a global private equity investment firm.  She has served as a member of the boards of a public university and various profit companies.  She has served as a Fund Trustee for multiple years.

 Peter P. Trapp:  Mr. Trapp has experience in senior management of a credit company and several insurance companies.  He has served as a member of the board of other mutual funds.  He has served as a Fund Trustee for multiple years.

Fund Trustees who are “Interested Persons”

Joseph V. Amato:  Mr. Amato has investment management experience as an executive with Neuberger Berman and another financial services firm.  He serves as Neuberger Berman’s Chief Investment Officer for equity investments.  He has experience in leadership roles within Neuberger Berman and its affiliated entities.  He has served as a member of the board of a major university business school.  He has served as a Fund Trustee since 2009.

Robert Conti:  Mr. Conti has investment management experience as an executive with Neuberger Berman.  He has experience in leadership roles within Neuberger Berman and its affiliated entities. He has served as a member of the board of a not-for-profit organization.  He has served as a Fund Trustee since 2008.

Information About Committees

The Board has established several standing committees to oversee particular aspects of the Fund’s management. The standing committees of the Board are described below.

Audit Committee. The Audit Committee’s purposes are: (a) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee the accounting and financial reporting processes of the Fund and, as the Committee deems appropriate, to inquire into the internal control

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over financial reporting of service providers; (b) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee the quality and integrity of the Fund’s financial statements and the independent audit thereof; (c) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee, or, as appropriate, assist Board oversight of, the Fund’s compliance with legal and regulatory requirements that relate to the Fund’s accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Fund’s independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Fund’s independent registered public accounting firm; (e) to act as a liaison between the Fund’s independent registered public accounting firm and the full Board; (f) to monitor the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to management about the issuer, current market conditions, and other material factors (“Pricing Procedures”); (g) to consider and evaluate, and recommend to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; and (h) from time to time, as required or permitted by the Pricing Procedures, to establish or ratify a method of determining the fair value of portfolio securities for which market prices are not readily available. Its members are Martha C. Goss (Vice Chair), Howard A. Mileaf, George W. Morriss (Chair), Candace L. Straight, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2013, the Committee met [          ] times.

Contract Review Committee. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust’s principal contractual arrangements and Rule 12b-1 plans.  The Committee also generally oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions. Its members are Faith Colish, Martha C. Goss (Vice Chair), and Candace L. Straight (Chair). All members are Independent Fund Trustees. During the fiscal year ended October 31, 2013, the Committee met [          ] times.

Ethics and Compliance Committee. The Ethics and Compliance Committee generally oversees: (a) the Trust’s program for compliance with Rule 38a-1 and the Trust’s implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust’s Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; (c) the activities of the Trust’s Chief Compliance Officer (“CCO”); (d) the activities of management personnel responsible for identifying, prioritizing, and managing operational risk; and (e) the adequacy and fairness of the arrangements for securities lending, if any, in a manner consistent with applicable regulatory requirements, with special emphasis on any arrangements in which the Fund deals with the manager or any affiliate of the manager as principal or agent. The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.)  The Committee’s primary function is oversight.  Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, “Service Providers”) is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations.  The CCO is responsible for administering the Fund’s Compliance Program, including devising and implementing appropriate methods of testing compliance by the Fund and its Service Providers. Its members are Faith Colish (Chair), Michael

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M. Knetter, and Tom D. Seip. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2013, the Committee met [          ] times. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, NB Management, NBAIM and each Subadviser.

Executive Committee. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are Faith Colish, Robert Conti (Vice Chair), Michael M. Knetter, George W. Morriss, Tom D. Seip (Chair), Candace L. Straight, and Peter P. Trapp. All members except for Mr. Conti are Independent Fund Trustees. During the fiscal year ended October 31, 2013, the Committee met [          ] times.

Governance and Nominating Committee. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers (except the CCO) as to whom the Board is charged with approving compensation. Its members are Michael M. Knetter (Chair), Howard A. Mileaf (Vice Chair), and Tom D. Seip. All members are Independent Fund Trustees. The selection and nomination of candidates to serve as independent trustees is committed to the discretion of the current Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Alternative Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended October 31, 2013, the Committee met [          ] times.

Investment Performance Committee. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews Fund performance and interfacing with management personnel responsible for investment risk management.  Each Fund Trustee is a member of the Committee. Peter P. Trapp is the Vice Chair of the Committee. All members except for Mr. Amato and Mr. Conti are Independent Fund Trustees.  During the fiscal year ended October 31, 2013, the Committee met [          ] times.

The Portfolio Transactions and Pricing Committee was eliminated in February 2013 and its functions were divided among the Audit Committee, the Contract Review Committee, and the Ethics and Compliance Committee.  During the fiscal year ended October 31, 2013, the Committee met [          ] times.

Risk Management Oversight

As an integral part of its responsibility for oversight of the Fund in the interests of shareholders, the Board oversees risk management of the Fund’s administration and operations.  The Board views risk management as an important responsibility of management.

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The Fund faces a number of risks, such as investment risk, counterparty risk, valuation risk, reputational risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk.  Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Fund.  Under the overall supervision of the Board, the Fund, the Fund’s investment manager, the Fund’s sub-adviser, and the affiliates of the investment manager and the sub-adviser, or other service providers to the Fund, employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur.  Different processes, procedures and controls are employed with respect to different types of risks.

The Board exercises oversight of the investment manager’s risk management processes primarily through the Board’s committee structure.  The various committees, as appropriate, and, at times, the Board, meet periodically with the investment manager’s head of investment risk, head of operational risk, the Chief Compliance Officer, the Treasurer, the Chief Investment Officers for equity and for fixed income, the heads of Internal Audit, and the Fund’s independent auditor.  The committees review with these individuals, among other things, the design and implementation of risk management strategies in their respective areas, and events and circumstances that have arisen and responses thereto.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness.  Moreover, reports received by the Fund Trustees as to risk management matters are typically summaries of the relevant information.  Furthermore, it is in the very nature of certain risks that they can be evaluated only as probabilities, and not as certainties.  As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations, and no risk management program can predict the likelihood or seriousness of, or mitigate the effects of, all potential risks.

Compensation and Indemnification

The Trust’s Trust Instrument provides that the Trust will indemnify its Fund Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Fund Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

Officers and Fund Trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust.

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For serving as a trustee of the Neuberger Berman Funds, each Independent Fund Trustee and each Interested Director who is not an employee of NB Management or its affiliates receives an annual retainer of $125,000, paid quarterly, and a fee of $12,500 for each of the four regularly scheduled meetings he or she attends in-person or by telephone.  For any additional special in-person or telephonic meeting of the Board, the Governance and Nominating Committee will determine whether a fee is warranted. To compensate for the additional time commitment, the Chair of each Committee receives $12,500 per year.  No additional compensation is provided for service on a Board committee.  The Chair who is also an Independent Fund Trustee receives an additional $45,000 per year.

The Neuberger Berman Funds reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings.  The Independent Fund Trustee compensation is allocated to each fund in the fund family based on a method the Board of Trustees finds reasonable.

An Independent Fund Trustee who retired before July 1, 2012 was eligible to elect Trustee Emeritus status upon his or her retirement if he or she had served for a minimum of 15 years or reached the age of 70 years at his or her last birthday.  This policy provides a means to retain access to the valuable experience and substantial institutional knowledge of, and certain ongoing services from, Independent Fund Trustees who have retired from the Board.  A Trustee Emeritus receives a payment for a period of three years according to the following schedule:  for the first year, an amount equal to three-fourths of the annual retainer and regular meeting fees in effect at the time of his or her retirement (“Compensation at Retirement”) assuming six regular meetings; for the second year, an amount equal to one-half of the Compensation at Retirement; and for the third year, an amount equal to one-fourth of the Compensation at Retirement.  A Trustee Emeritus may attend Board or Committee meetings and will be reimbursed for out-of-pocket expenses related to such attendance.  The Trustee Emeritus compensation is allocated to each fund in the fund family based on a method the Board of Trustees finds reasonable.  To continue serving as a Trustee Emeritus, an individual must continue to qualify as “independent” for purposes of the 1940 Act, and shall continue to be subject to the restrictions of the Code of Ethics and requirements under the Board governance policies to pre-clear any trades in shares of a closed end fund in the fund family (or derivatives relating to the shares).  A Trustee Emeritus does not have the power to vote but may be consulted regarding matters involving the Fund.

The following table sets forth information concerning the compensation of the Fund Trustees. The Trust does not have any retirement plan for the Fund Trustees.

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TABLE OF COMPENSATION
FOR FISCAL YEAR ENDED 10/31/2013

Name and Position with the Trust	Aggregate Compensation from the Trust	Total Compensation from Investment Companies in the Neuberger Berman Fund Complex Paid to Fund Trustees
Independent Fund Trustees
John Cannon* Trustee	[ ]	[ ]
Faith Colish Trustee	[ ]	[ ]
Martha C. Goss Trustee	[ ]	[ ]
C. Anne Harvey** Trustee	[ ]	[ ]
Robert A. Kavesh* Trustee	[ ]	[ ]
Michael M. Knetter Trustee	[ ]	[ ]
Howard A. Mileaf Trustee	[ ]	[ ]
George W. Morriss Trustee	[ ]	[ ]
Edward I. O’Brien* Trustee	[ ]	[ ]
Cornelius T. Ryan** Trustee	[ ]	[ ]
Tom D. Seip Chairman of the Board and Trustee	[ ]	[ ]
Candace L. Straight Trustee	[ ]	[ ]
Peter P. Trapp Trustee	[ ]	[ ]
Fund Trustees who are “Interested Persons”
Joseph V. Amato Trustee	[ ]	[ ]
Robert Conti President, Chief Executive Officer and Trustee	[ ]	[ ]

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Name and Position with the Trust	Aggregate Compensation from the Trust	Total Compensation from Investment Companies in the Neuberger Berman Fund Complex Paid to Fund Trustees
Jack L. Rivkin*** Trustee	[ ]	[ ]
* Retired as of June 30, 2012 and elected Trustee Emeritus status as of that date.
** Retired as of December 13, 2012.
*** Resigned as of December 16, 2013.

[On [                               ], the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Class of the Fund.]

Ownership of Securities by Fund Trustees

The following table sets forth the dollar range of securities owned by each Fund Trustee as of December 31, 2013.*

Name of Fund Trustee	Risk Balanced Commodity Strategy Fund
Independent Fund Trustees
Faith Colish	[ ]
Martha C. Goss	[ ]
Michael M. Knetter	[ ]
Howard A. Mileaf	[ ]
George W. Morriss	[ ]
Tom D. Seip	[ ]
Candace L. Straight	[ ]
Peter P. Trapp	[ ]
Fund Trustees who are “Interested Persons”
Joseph V. Amato	[ ]
Robert Conti	[ ]
* Valuation as of December 31, 2013.

A = None B = $1-$10,000 C = $10,001 - $50,000 D = $50,001-$100,000 E = over $100,000

The following table sets forth the aggregate dollar range of securities owned by each Fund Trustee in all the funds in the fund family overseen by the Fund Trustee as of December 31, 2013.

Name of Fund Trustee	Aggregate Dollar Range of Equity Securities Held in all Registered Investment Companies Overseen by Fund Trustee in Family of Investment Companies*
Independent Fund Trustees
Faith Colish	[ ]
Martha C. Goss	[ ]
Michael M. Knetter	[ ]

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Name of Fund Trustee	Aggregate Dollar Range of Equity Securities Held in all Registered Investment Companies Overseen by Fund Trustee in Family of Investment Companies*
Independent Fund Trustees
Howard A. Mileaf	[ ]
George W. Morriss	[ ]
Tom D. Seip	[ ]
Candace L. Straight	[ ]
Peter P. Trapp	[ ]
Fund Trustees who are “Interested Persons”
Joseph V. Amato	[ ]
Robert Conti	[ ]
* Valuation as of December 31, 2013.

A = None  B = $1-$10,000  C = $10,001 - $50,000  D = $50,001-$100,000  E = over $100,000

Independent Fund Trustees Ownership of Securities

[No Independent Fund Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity.]

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator

NB Management serves as the investment manager to the Fund pursuant to a management agreement with the Trust, dated December 29, 2010 (“Management Agreement”).  NB Management is also responsible for the Subsidiary’s day-to-day business pursuant to a separate management agreement between the Subsidiary and NB Management. The Subsidiary will pay NB Management for the investment management services it receives.

The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Fund in its discretion and will continuously develop an investment program for the Fund’s assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Fund.

NB Management provides to the Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of the Trust who are officers, directors, or employees of NB Management. Two directors of NB Management, who also serve as officers of NB Management, presently serve as Fund Trustees and/or officers of the Trust. See “Trustees and Officers.” The Fund pays NB Management a management fee based on the Fund’s average daily net assets, as described below.

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NB Management provides facilities, services, and personnel as well as accounting, record keeping and other services to the Fund pursuant to three administration agreements with the Trust, one for Institutional Class dated December 29, 2010, one for Class A dated December 29, 2010 and one for Class C dated December 29, 2010 (each, an “Administration Agreement”). For such administrative services, each Class of the Fund pays NB Management a fee based on the Class’s average daily net assets, as described below.

NB Management engages NBFI as sub-adviser to choose the Fund’s investments and handle its day-to-day investment business.  See “Sub-Adviser” below.

Under each Administration Agreement, NB Management also provides to each Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund’s shareholder servicing agent or third party investment providers. NB Management provides the direct shareholder services specified in the Administration Agreements and assists the shareholder servicing agent or third party investment providers in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the third party investment provider solicits and gathers shareholder proxies, performs services connected with the qualification of the Fund’s shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreements.

The Management Agreement continues until October 31, 2014. The Management Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares of the Fund. Each Administration Agreement continues until October 31, 2014. Each Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares of the Fund.

The Management Agreement is terminable, without penalty, with respect to the Fund on 60 days’ written notice either by the Trust or by NB Management. Each Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days’ written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

From time to time, NB Management or the Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

Third parties may be subject to federal or state laws that limit their ability to provide certain administrative or distribution related services. NB Management and the Fund intend to contract with third parties for only those services they may legally provide. If, due to a change in laws governing those third parties or in the interpretation of any such law, a third party is prohibited from performing some or all of the above-described services, NB Management or the Fund may be

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required to find alternative means of providing those services. Any such change is not expected to impact the Fund or their shareholders adversely.

Management and Administration Fees

For investment management services, the Fund pays NB Management a fee at the annual rate of 0.700% of the first $250 million of the Fund’s average daily net assets, 0.675% of the next $250 million, 0.650% of the next $250 million, 0.625% of the next $250 million, 0.600% of the next $500 million, 0.575% of the next $2.5 billion, and 0.550% of average daily net assets in excess of $4 billion. The amount the Fund pays to NB Management for investment management services will be reduced by the amount of any management fee that NB Management receives from the Subsidiary.

For administrative services, the Institutional Class of the Fund pays NB Management a fee at the annual rate of 0.15% of that Class’s average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications, subject to the prior approval of an annual budget by the Fund Trustees, including a majority of the Independent Fund Trustees, and periodic reports to the Fund Trustees on actual expenses. With the Fund’s consent NB Management may subcontract to third parties, including investment providers, some of its responsibilities to the Fund under the Administration Agreement and may compensate each such third party that provides such services.  In addition, the Fund may compensate third parties, including investment providers, for recordkeeping, accounting or other services.

For administrative services, Class A and Class C of the Fund each pays NB Management a fee at the annual rate of 0.26% of that Class’s average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications, subject to the prior approval of an annual budget by the Fund Trustees, including a majority of the Independent Fund Trustees, and periodic reports to the Fund Trustees on actual expenses. With the Fund’s consent, NB Management may subcontract to third parties, including investment providers, some of its responsibilities to the Fund under the Administration Agreement, and may compensate each such third party that provides such services.  (A portion of this compensation may be derived from the Rule 12b-1 fee paid to NB Management by Class A and Class C of the Fund; see “Distribution Arrangements,” below.)

During the fiscal period ended October 31, 2012, the Fund accrued management and administration fees as follows:

	Management and Administration Fees Accrued for Fiscal Period Ended October 31,
Class	2013	2012*
Class A	[ ]	$197
Class C	[ ]	$175
Institutional	[ ]	$7,347

*  Fiscal period from August 27, 2012 (commencement of operations of each Class of the Fund) to October 31, 2012.

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Contractual Expense Limitations

NB Management has contractually undertaken, during the respective period noted below, to waive current payment of fees and/or reimburse annual operating expenses of each Class of the Fund so that its total operating expenses (excluding interest, taxes, brokerage commissions, dividend and interest expenses relating to short sales, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) do not exceed the rate per annum noted below (“Expense Limitation”).  For purposes of this limitation, the Fund’s Operating Expenses shall be deemed to include the Operating Expenses of the Subsidiary.

The Fund has agreed to repay NB Management out of assets attributable to its respective Class noted below for any fees waived by NB Management under the Expense Limitation or any Operating Expenses NB Management reimburses in excess of the Expense Limitation, provided the repayments do not cause that Class’ Operating Expenses to exceed the respective annual rate of average daily net assets as noted below and the repayments are made within three years after the year in which NB Management incurred the expense.

The appropriateness of these undertakings is determined on a Class-by-Class basis.

Fund	Class	Limitation Period	Expense Limitation
Risk Balanced Commodity Strategy	Institutional	10/31/2017	1.10%
	A	10/31/2017	1.46%
	C	10/31/2017	2.21%

NB Management reimbursed each Class of the Fund the following amount of expenses pursuant to the Fund’s contractual arrangement:

	Expenses Reimbursed for Fiscal Period Ended October 31,
Fund	Class	2013	2012*
Risk Balanced Commodity Strategy	Class A	[ ]	$13,769
	Class C	[ ]	$12,521
	Institutional Class	[ ]	$518,969
* Fiscal period from August 27, 2012 (commencement of operations of each Class of the Fund) to October 31, 2012.

Sub-Adviser

NB Management retains NBFI, 190 South LaSalle Street, 24th Floor, Chicago, IL 60603, as sub-adviser with respect to the Fund pursuant to a sub-advisory agreement dated December 29, 2010 (“Sub-Advisory Agreement”).

Pursuant to the Sub-Advisory Agreement, NB Management has delegated responsibility for the Fund’s day-to-day management to NBFI. The Sub-Advisory Agreement provides in substance that NBFI will make and implement investment decisions for the Fund in its discretion and will continuously develop an investment program for the Fund’s assets. The Sub-Advisory Agreement

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permits NBFI to effect securities transactions on behalf of the Fund through associated persons of NBFI.  The Sub-Advisory Agreement also specifically permits NBFI to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Fund, although NBFI has no current plans to pay a material amount of such compensation. NBFI is also responsible for the Subsidiary’s day-to-day business pursuant to a Sub-Advisory Agreement between NB Management and NBFI related to the Subsidiary.

The Sub-Advisory Agreement continues until October 31, 2014, and is renewable from year to year thereafter, subject to approval of its continuance in the same manner as the Management Agreement.  The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Fund by the Trustees, or by a 1940 Act majority vote of the outstanding shares of the Fund, by NB Management, or by NBFI on not less than 30 nor more than 60 days’ prior written notice.  The Sub-Advisory Agreement also terminates automatically with respect to the Fund if it is assigned or if the Management Agreement terminates with respect to the Fund.

Portfolio Manager Information

The table below lists the Portfolio Managers of the Fund.

Portfolio Manager	Fund Managed
Richard Grau	Neuberger Berman Risk Balanced Commodity Strategy Fund
Hakan Kaya	Neuberger Berman Risk Balanced Commodity Strategy Fund
Wai Lee	Neuberger Berman Risk Balanced Commodity Strategy Fund
Thomas Sontag	Neuberger Berman Risk Balanced Commodity Strategy Fund

Accounts Managed

The table below describes the accounts for which the Portfolio Managers have day-to-day management responsibility as of [                    ].

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($ millions)
Richard Grau
Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts**	[ ]	[ ]	[ ]	[ ]
Hakan Kaya
Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]

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Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($ millions)
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts**	[ ]	[ ]	[ ]	[ ]
Wai Lee
Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts**	[ ]	[ ]	[ ]	[ ]
Thomas Sontag
Registered Investment Companies*	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts**	[ ]	[ ]	[ ]	[ ]

*Registered Investment Companies include all mutual funds managed by the Portfolio Manager, including the Fund.
**Other Accounts include: Institutional Separate Accounts, Sub-Advised funds, and Managed Accounts (WRAP).

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one Fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to actual or potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons, and fees, as the Portfolio Manager must allocate his time and investment ideas across multiple funds and accounts.  The Portfolio Manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Fund, and which may include transactions that are directly contrary to the positions taken by the Fund.  For example, a Portfolio Manager may engage in short sales of securities for another account that are the same type of securities in which the Fund it manages also invests.  In such a case, the Portfolio Manager could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall.  Additionally, if a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity.  If one account were to buy or sell portfolio securities shortly before another account bought or sold the same securities, it could affect the price paid or received by the second account.  Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund.  Finally, a conflict of interest may arise if NB Management and a Portfolio Manager have a financial incentive to favor one account over another, such as a performance-based management fee that applies to one account but not all funds or accounts for which the Portfolio Manager is responsible.

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NB Management, NBFI, and the Fund have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation of Portfolio Managers by NB Management and NBFI

Our compensation philosophy is one that focuses on rewarding performance and incentivizing our employees.  We are also focused on creating a compensation process that we believe is fair, transparent, and competitive with the market.

Compensation for Portfolio Managers consists of fixed and variable compensation but is more heavily weighted on the variable portion of total compensation and reflects individual performance, overall contribution to the team, collaboration with colleagues across Neuberger Berman Group LLC (“NBG,” and together with its consolidated subsidiaries “NB Group”) and, most importantly, overall investment performance.  In particular, the bonus for a Portfolio Manager is determined by using a formula and may or may not contain a discretionary component.  If applicable, the discretionary component is determined on the basis of a variety of criteria, including investment performance (including the pre-tax three-year track record in order to emphasize long-term performance and in certain instances the one-year and five-year track records), utilization of central resources (including research, sales and operations/support), business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of NB Group.  In addition, compensation of portfolio managers at other comparable firms is considered, with an eye toward remaining competitive with the market.

The terms of our long-term retention incentives are as follows:

Employee-Owned Equity.  An integral part of the Acquisition (the management buyout of Neuberger Berman in 2009) was implementing an equity ownership structure which embodies the importance of incentivizing and retaining key investment professionals.

Most of the senior Portfolio Managers on the mutual fund teams are key shareholders in the equity ownership structure.  Currently, on a yearly basis, the equity ownership allocations will be re-evaluated and re-allocated based on performance and other key metrics. Employee equity and preferred stock is subject to vesting and other terms and conditions.

Contingent Compensation Plan. We have also established the Neuberger Berman Group Contingent Compensation Plan (“Contingent Compensation Plan”) pursuant to which a certain percentage of a Portfolio Manager’s compensation is deemed contingent and vests over a three-year period.  Under the plan, participating Portfolio Managers and other participating employees who are members of mutual fund investment teams will receive a cash return on their contingent compensation with a portion of such return being determined based on the team’s investment performance, as well as the performance of a portfolio of other investment funds managed by NB Group investment professionals.

Restrictive Covenants. Portfolio Managers who have received equity interests have agreed to certain restrictive covenants, which impose obligations and restrictions on the use of confidential information and the solicitation of Neuberger Berman employees and clients over a specified period of time if the Portfolio Manager leaves the firm.

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Other Accounts. Certain Portfolio Managers may manage products other than mutual funds, such as high net worth separate accounts.  For the management of these accounts, a Portfolio Manager may generally receive a percentage of pre-tax revenue determined on a monthly basis less certain deductions (e.g., a “finder’s fee” or “referral fee” paid to a third party).  The percentage of revenue a Portfolio Manager receives will vary based on certain revenue thresholds.

Ownership of Securities

Set forth below is the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund, as of October 31, 2013. Beneficial ownership includes the Portfolio Manager's direct investments, including through 401(k) plans; investments by immediate family members; and amounts invested through contingent compensation plans.

Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund
Richard Grau	[ ]
Hakan Kaya	[ ]
Wai Lee	[ ]
Thomas Sontag	[ ]

A = None	E = $100,001-$500,000
B = $1-$10,000	F = $500,001-$1,000,000
C = $10,001 - $50,000	G = Over $1,000,001
D =$50,001-$100,000

Other Investment Companies or Accounts Managed

The investment decisions concerning the Fund and the other registered investment companies managed by NB Management and/or NBFI (collectively, “Other NB Funds”) have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Fund. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Fund to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management and NBFI have varied from one another in the past and are likely to vary in the future. In addition, NB Management or its affiliates may manage one or more Other NB Funds or other accounts with similar investment objectives and strategies as the Fund that may have risks that are greater or less than the Fund.

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There may be occasions when the Fund and one or more of the Other NB Funds or other accounts managed by NB Management or NBFI are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions may be aggregated to obtain favorable execution to the extent permitted by applicable law and regulations.  The transactions will be allocated according to one or more methods designed to ensure that the allocation is equitable to the Fund and accounts involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Fund, in other cases it is believed that the Fund’s ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Fund having its advisory arrangements with NB Management or NBFI outweighs any disadvantages that may result from contemporaneous transactions.

The Fund is subject to certain limitations imposed on all advisory clients of NB Management or NBFI (including the Fund, the Other NB Funds, and other managed accounts) and personnel of NB Management or NBFI and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of NBFI that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Codes of Ethics

The Fund, NB Management and NBFI have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Fund Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Fund’s Portfolio Managers and other investment personnel who comply with the policies’ preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their funds or taking personal advantage of investment opportunities that may belong to the funds. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC’s internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC’s Public Reference Section, 100 F Street, N.E., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of NB Management and NBFI

NB Management and NBFI are indirect subsidiaries of NBG.  The directors, officers and/or employees of NB Management who are deemed “control persons,” all of whom have offices at the same address as NB Management, are: Joseph Amato and Robert Conti.  Mr. Amato is a Trustee of the Trust and Mr. Conti is both a Trustee and an officer of the Trust. The directors, officers and/or employees of NBFI who are deemed “control persons,” all of whom have offices at the same address as NBFI, are: Andrew Johnson and Bradley C. Tank.

The majority of NBG’s voting equity is owned by NBSH Acquisition, LLC (“NBSH”), which was formed to facilitate the May 4, 2009 management buyout of certain of the investment

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management businesses conducted by Lehman Brothers Holdings Inc. (“LBHI”). NBSH, which is owned by portfolio managers, members of the NB Group management team and certain of NB Group’s key employees and senior professionals, owns approximately 74% of NBG’s common units, and LBHI and certain of its subsidiaries own the remaining 26% of such common units.

DISTRIBUTION ARRANGEMENTS

The Fund offers three classes of shares, known as Institutional Class, Class A and Class C shares.

Distributor

NB Management serves as the distributor (“Distributor”) in connection with the offering of the Fund’s shares. Institutional Class shares are offered on a no-load basis.  Class A, Class C (with the exception of Grandfathered Investors as defined in the Fund’s Prospectus) are available only through investment providers (“Institutions”) that have made arrangements with NB Management for shareholder servicing and administration and/or entered into selling agreements with NB Management.

In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectuses and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund’s “principal underwriter” within the meaning of the 1940 Act.  It acts as agent in arranging for the sale of the Fund’s Institutional Class shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares.  The Distributor also acts as agent in arranging for the sale of the Fund’s Class A and Class C shares to Institutions and bears all advertising and promotion expenses incurred in the sale of those shares.  However, for Class A shares, the Distributor receives commission revenue consisting of the portion of Class A sales charge remaining after the allowances by the Distributor to Institutions.  For Class C shares, the Distributor receives any contingent deferred sales charges that apply during the first year after purchase.  The Fund pays the Distributor for advancing the immediate service fees and commissions paid to qualified Institutions of Class C shares.

[The Distributor did not collect or retain any sales charge revenues for the fiscal period from August 27, 2012 to October 31, 2012.]

For each Class that is sold directly to investors (currently the Fund’s Class A shares for Grandfathered Investors, as defined in the Fund’s Prospectus), the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Fund, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund’s shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Fund’s shareholders any investment products or services other than those managed or distributed by NB Management or NBFI.

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From time to time, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.

The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement with respect to the Fund’s Institutional Class, and Distribution and Shareholder Services Agreements with respect to Class A and Class C of the Fund (“Distribution Agreements”). The Distribution Agreements continue until October 31, 2014. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund’s outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreement.

Revenue Sharing

NB Management and/or its affiliates may pay additional compensation and/or provide incentives (out of their own resources and not as an expense of the Fund) to certain brokers, dealers, or other financial intermediaries (“Financial Intermediaries”) in connection with the sale, distribution, retention and/or servicing of Fund shares (“revenue sharing payments”).

Such payments are intended to provide additional compensation to Financial Intermediaries for various services, including without limitation, participating in joint advertising with a Financial Intermediary, granting NB Management personnel reasonable access to a Financial Intermediary’s financial advisers and consultants, and allowing NB Management personnel to attend conferences.  NB Management and its affiliates may make other payments or allow other promotional incentives to Financial Intermediaries to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations.

In addition, NB Management may pay for: placing the Fund on the Financial Intermediary’s sales system, preferred or recommended fund list, providing periodic and ongoing education and training of Financial Intermediary personnel regarding the Fund; disseminating to Financial Intermediary personnel information and product marketing materials regarding the Fund; explaining to clients the features and characteristics of the Fund; conducting due diligence regarding the Fund; providing reasonable access to sales meetings, sales representatives and management representatives of a Financial Intermediary; and furnishing marketing support and other services.  Additional compensation also may include non-cash compensation, financial assistance to Financial Intermediaries in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Financial Intermediary charges its representatives for effecting transactions in Fund shares) and other similar charges.

The level of revenue sharing payments made to Financial Intermediaries may be a fixed fee or based upon one or more of the following factors: reputation in the industry, ability to attract and retain assets, target markets, customer relationships, quality of service, gross sales, current assets and/or number of accounts of the Fund attributable to the Financial Intermediary, the particular Fund or fund type or other measures as agreed to by NB Management and/or their affiliates and the Financial Intermediaries or any combination thereof. The amount of these payments is determined at the discretion of NB Management and/or its affiliates from time to time, may be substantial, and

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may be different for different Financial Intermediaries based on, for example, the nature of the services provided by the Financial Intermediary.

Receipt of, or the prospect of receiving, this additional compensation, may influence a Financial Intermediary’s recommendation of the Fund or of any particular share class of the Fund.  These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that the Fund receives to invest on behalf of an investor and will not increase Fund expenses. You should review your Financial Intermediary’s compensation disclosure and/or talk to your Financial Intermediary to obtain more information on how this compensation may have influenced your Financial Intermediary’s recommendation of the Fund.

In addition to the compensation described above, the Fund and/or NB Management may pay fees to Financial Intermediaries and their affiliated persons for maintaining Fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts (“subaccounting fees”).  Such subaccounting fees paid by the Fund may differ depending on the Fund and are designed to be equal to or less than the fees the Fund would pay to their transfer agent for similar services.  Because some subaccounting fees are directly related to the number of accounts and assets for which a Financial Intermediary provides services, these fees will increase with the success of the Financial Intermediary’s sales activities.

NB Management and its affiliates are motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of Financial Intermediaries.  To the extent Financial Intermediaries sell more shares of the Fund or retain shares of the Fund in their clients’ accounts, NB Management and/or its affiliates benefit from the incremental management and other fees paid to NB Management and/or its affiliates by the Fund with respect to those assets.

Distribution Plan (Class A Only)

The Trust, on behalf of the Fund, has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“Plan”)  with respect to Class A of the Fund.  The Plan provides that Class A of the Fund will compensate NB Management for administrative and other services provided to Class A of the Fund, its activities and expenses related to the sale and distribution of Class A shares, and ongoing services to investors in Class A of the Fund. Under the Plan, NB Management receives from Class A of the Fund a fee at the annual rate of 0.25% of that Class’s average daily net assets. NB Management may pay up to the full amount of this fee to Institutions that make available Class A shares and/or provide services to Class A and its shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by Class A of the Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. Class A’s plan complies with these rules.

The table below sets forth the total amount of fees accrued for Class A of the Fund:

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Class A	Fiscal Year Ended October 31,
	2013	2012*
Risk Balanced Commodity Strategy	[ ]	$51
* Fiscal period from August 27, 2012 (commencement of operations of Class A of the Fund) to October 31, 2012.

Distribution Plan (Class C Only)

The Trust, on behalf of the Fund, has also adopted a Plan with respect to Class C of the Fund.  The Plan provides that Class C of the Fund will compensate NB Management for administrative and other services provided to Class C of the Fund, its activities and expenses related to the sale and distribution of Class C shares, and ongoing services to investors in Class C of the Fund. Under the Plan, NB Management receives from Class C of the Fund a fee at the annual rate of 1.00% of that Class’s average daily net assets, of which 0.75% is a distribution fee and 0.25% is a service fee. NB Management may pay up to the full amount of this fee to Institutions that make available Class C shares and/or provide services to Class C and its shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by Class C of the Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. Class C’s plan complies with these rules.

The table below sets forth the total amount of fees accrued for Class C of the Fund:

Class C	Fiscal Year Ended October 31,
	2013	2012*
Risk Balanced Commodity Strategy		$183
* Fiscal period from August 27, 2012 (commencement of operations of Class C of the Fund) to October 31, 2012.

Distribution Plan (Class A and Class C)

Each Plan requires that NB Management provide the Fund Trustees for their review a quarterly written report identifying the amounts expended by each Class and the purposes for which such expenditures were made.

Prior to approving the Plans, the Fund Trustees considered various factors relating to the implementation of each Plan and determined that there is a reasonable likelihood that the Plans will benefit the applicable Classes of the Fund and their shareholders. To the extent the Plans allow the Fund to penetrate markets to which they would not otherwise have access, the Plans may result in additional sales of Fund shares; this, in turn, may enable the Fund to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by Institutions with which shareholders have an existing relationship.

Each Plan is renewable from year to year with respect to a class of the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees and

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(2) by a vote of the majority of those Independent Fund Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Plans pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Trustees”), cast in person at a meeting called for the purpose of voting on such approval. The Plans may not be amended to increase materially the amount of fees paid by any class of the Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the class and by the Fund Trustees in the manner described above. A Plan is terminable with respect to a class of the Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the class.

From time to time, the Fund may be closed to new investors. Because the Plans for Class A and Class C shares of the Fund pay for ongoing shareholder and account services, the Board may determine that it is appropriate for the Fund to continue paying a 12b-1 fee, even though the Fund is closed to new investors.

ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value

The Fund’s shares are bought or sold at the offering price or at a price that is the Fund’s NAV per share. The NAV for each Class of the Fund is calculated by subtracting total liabilities of that Class from total assets attributable to that Class (the market value of the securities the Fund holds plus cash and other assets). The Fund’s per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding attributable to that Class and rounding the result to the nearest full cent.

The Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.  Because the value of the Fund’s portfolio securities changes every business day, its share price usually changes as well.

The Fund uses one or more independent pricing services approved by the Board of Trustees to value its equity portfolio securities (including options and securities issued by ETFs). The independent pricing service values equity portfolio securities (including options and securities issued by ETFs) listed on the NYSE, the NYSE MKT LLC or other national securities exchanges, and other securities or instruments for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. Securities traded primarily on the NASDAQ Stock Market are normally valued by the independent pricing service at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security or other instrument on a particular day, the independent pricing service may value the security or other instrument based on market quotations.

The Fund uses one or more independent pricing services approved by the Board of Trustees to value its debt portfolio securities and certain other instruments. Valuations of debt securities and certain other instruments (other than short-term securities) provided by an independent pricing service are based on readily available bid quotations or, if quotations are not readily available, by

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methods that include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term securities with remaining maturities of less than 60 days may be valued at cost, which, when combined with interest earned, approximates market value.

NB Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation for a security is not available from an independent pricing service or if NB Management believes in good faith that the valuation does not reflect the amount the Fund would receive on a current sale of that security, the Fund seeks to obtain quotations from principal market makers. If such quotations are not readily available, the Fund may use a fair value estimate made according to methods approved by the Board of Trustees. The Fund may also use these methods to value certain types of illiquid securities and instruments for which broker quotes are rarely, if ever, available, such as options that are out of the money or for which no trading activity exists. Fair value pricing generally will be used if the market in which a portfolio security trades closes early or if trading in a particular security was halted during the day and did not resume prior to the Fund’s net asset value calculation. Numerous factors may be considered when determining the fair value of a security or other instrument, including available analyst, media or other reports, trading in futures or ADRs, and whether the issuer of the security or other instrument being fair valued has other securities or other instruments outstanding.

The value of the Fund's investments in foreign securities is generally determined using the same valuation methods used for other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern time.

If, after the close of the principal market on which a security is traded and before the time the Fund's securities are priced that day, an event occurs that NB Management deems likely to cause a material change in the value of that security, the Fund Trustees have authorized NB Management, subject to the Board’s review, to ascertain a fair value for such security. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant.

The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. Foreign securities are traded in foreign markets that may be open on days when the NYSE is closed. As a result, the NAV of the Fund may be significantly affected on days when shareholders do not have access to the Fund.

Under the 1940 Act, the Fund is required to act in good faith in determining the fair value of portfolio securities. The SEC has recognized that a security’s valuation may differ depending on the method used for determining value. The fair value ascertained for a security is an estimate and there

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is no assurance, given the limited information available at the time of fair valuation, that a security’s fair value will be the same as or close to the subsequent opening market price for that security.

Subscriptions in Kind

The Fund may from time to time accept securities in exchange for Fund shares.

Financial Intermediaries

The Fund has authorized one or more financial intermediaries to receive purchase and redemption orders on its behalf.  Such financial intermediaries are authorized to designate other administrative intermediaries to receive purchase and redemption orders on the Fund’s behalf.  The Fund will be deemed to have received a purchase and redemption order when a financial intermediary or its designee receives the order.  Purchase and redemption orders will be priced at the next share price or offering price to be calculated after the order has been “accepted” as defined in the Prospectus.

Automatic Investing and Dollar Cost Averaging

For each Class that is sold directly to investors (currently the Class A shares for Grandfathered Investors as defined in the Prospectus), shareholders in that Class (“Direct Shareholders”) may arrange to have a fixed amount automatically invested in Fund shares of that Class each month. To do so, a Direct Shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in an eligible money market fund outside the Neuberger Berman fund family or (2) withdrawals from the shareholder’s checking account. In either case, the minimum monthly investment is $100. A Direct Shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

Automatic investing enables a Direct Shareholder to take advantage of “dollar cost averaging.” As a result of dollar cost averaging, a Direct Shareholder’s average cost of Fund shares generally would be lower than if the shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.

Sales Charges

Class A Purchases

Pursuant to a determination of eligibility by NB Management, Class A shares of the Fund may be sold at net asset value to:

1.	current or retired directors, trustees, and officers of the Neuberger Berman Funds, current or retired employees and partners of NB Management or Neuberger Berman

2.	and any entity controlling, controlled by or under common control with a Neuberger Berman Fund, NB Management or Neuberger Berman;

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3.	current employees of firms that have entered into selling agreements to distribute shares of the Neuberger Berman Funds;

4.	current employees of registered investment advisers that invest in the Neuberger Berman Funds either for proprietary accounts or on behalf of clients; and

5.
immediate family members of persons listed in (1) through (3) above (as “immediate family” is defined in the prospectus);companies exchanging securities with the Fund through a merger, acquisition or exchange offer;

6.	insurance company separate accounts;

7.	NB Management or Neuberger Berman and its affiliated companies;

8.
an individual or entity with a substantial business relationship with NB Management or Neuberger Berman and its affiliated companies, or an individual or entity related or relating to such individual or entity that holds its shares directly with the Fund;

9.
wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts of insurance companies that have a participation agreement with NB Management and whose underlying investments are managed by NB Management or Neuberger Berman and its affiliated companies and that hold their shares directly with the Fund;

10.
banks, broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into an agreement with the Distributor or one of its affiliates, purchasing shares on behalf of clients participating in a fund supermarket or in a wrap program, asset allocation program or other program in which the clients pay an asset-based fee;

11.
Employer-sponsored defined contribution – type plans, including 401(k) plans, 457 plans, 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, and individual retirement account (“IRA”) rollovers involving retirement plan assets invested in the funds and transferred in-kind to an IRA held at a financial intermediary that has an agreement with the Distributor to service such accounts;

12.	Employee benefit and retirement plans for NB Management and any entity controlling, controlled by or under common control with NB Management; and

13.
Certain IRAs that are part of an IRA platform sponsored by a financial intermediary that has an agreement with the Distributor, which specifically provides that the Fund’s shares are offered at NAV on such IRA platform.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

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Dealer commissions and compensation.

Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of aggregate purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the Fund’s IRA rollover policy as described in the Class A and Class C Prospectuses) are paid to dealers at the following rates: 1.00% on amounts from $1 million to $3,999,999, 0.50% on amounts from $4 million to $29,999,999 and 0.25% on amounts from $30 million and above. Commissions are based on cumulative investments and are reset annually.

A dealer concession of up to 1% may be paid by the Fund under its Class A plan of distribution to reimburse the Distributor in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

See Appendix B to this SAI for information regarding sales charge reductions and waivers.

ADDITIONAL EXCHANGE INFORMATION

As more fully set forth in the respective fund’s prospectus, if shareholders purchased Institutional Class, Investor Class, Trust Class or Class R6 shares of a fund in the fund family directly, they may redeem at least $1,000 worth of the fund’s shares and invest the proceeds in shares of the corresponding class of one or more of the other funds in the fund family, provided that the minimum investment and other eligibility requirements of the other fund(s) are met.  Investor Class shares of a fund in the fund family may also be exchanged for Trust Class shares where NB Management is the Institution acting as the record owner on behalf of the shareholder making the exchange. Class R6 shares of a fund in the fund family may also be exchanged for Institutional shares where (1) NB Management is the Institution acting as the record owner on behalf of the shareholder making the exchange, and (2) Class R6 shares of the other fund in the fund family are not available (otherwise, Class R6 shares would be exchanged for Class R6 shares of the other fund in the fund family).

In addition, Grandfathered Investors (as defined in the Class A and Class C shares Prospectuses) may exchange their shares (either Investor Class or Trust Class) for Class A shares where Investor Class or Trust Class shares of the other fund in the fund family are not available; otherwise, they will exchange their shares into the corresponding class of the other fund in the fund family. Class R6 shareholders may exchange their shares for Institutional shares where Class R6 shares of the other fund in the fund family are not available; otherwise, they will exchange their shares into Class R6 of the other fund in the fund family.

An Institution may exchange a fund’s Advisor Class, Investor Class, Trust Class, Institutional Class, Class A, Class C, Class R3, and Class R6 shares (if the shareholder did not purchase the fund’s shares directly) for shares of the corresponding class of one or more of the other funds in the fund family, if made available through that Institution.  Most Institutions allow you to take advantage of the exchange program.

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If shareholders purchased shares of a fund in the fund family directly, with the exception of Class R6, they may exchange those shares for shares of the following eligible money market funds (and classes): Investment Class shares of State Street Institutional U.S. Government Money Market Fund, Investment Class shares of State Street Institutional Liquid Reserves Fund, and Investment Class shares of State Street Institutional Treasury Plus Money Market Fund. An investor may exchange shares of an eligible money market fund for shares of a particular class of a fund in the Neuberger Berman fund family only if the investor holds, through NB Management, both shares of that eligible money market fund and shares of that particular class of that fund in the Neuberger Berman fund family.

Exchanges are generally not subject to any applicable sales charges.  However, exchanges from eligible money market funds are subject to any applicable sales charges on the fund in the Neuberger Berman fund family being purchased, unless the eligible money market fund shares were acquired through an exchange from a fund in the Neuberger Berman fund family having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gain distributions from a fund in the Neuberger Berman fund family having a sales charge.

Most investment providers allow you to take advantage of the exchange program.  Please contact your investment provider or NB Management for further information on exchanging your shares.

 Before effecting an exchange, fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale and purchase for federal income tax purposes, and, depending on the circumstances, a capital gain or loss may be realized.

Each of the Neuberger Berman Funds may terminate or materially alter its exchange privilege without notice to shareholders.

ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions

The right to redeem Fund shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund’s shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open (“Business Day”) after termination of the suspension.

Redemptions in Kind

The Fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities valued as described in “Share Prices and Net Asset Value” above. If payment is made in securities, a shareholder or Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will

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be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determine that it is in the best interests of the Fund’s shareholders as a whole.

Abandoned Property

It is the responsibility of the investor to ensure that NB Management maintains a correct address for the investor’s account(s). An incorrect address may cause an investor’s account statements and other mailings to be returned to NB Management. If NB Management is unable to locate the investor, then it will determine whether the investor’s account has legally been abandoned. NB Management is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction.

CONVERSION INFORMATION

If consistent with your investment provider’s program, Class A and Class C shares of the Fund that have been purchased by an investment provider on behalf of clients participating in (i) 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans or (ii) investment programs in which the clients pay a fixed or asset-based fee, may be converted into Institutional Class shares of the same Fund if the investment provider satisfies any then-applicable eligibility requirements for investment in Institutional Class shares of the Fund.  Any such conversion will be effected at net asset value without the imposition of any sales load, fee or other charges by the Fund.  Please contact your investment provider about any fees that it may charge.

DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund distributes to its shareholders substantially all of its net investment income (by Class, after deducting expenses attributable to the Class), net capital gains and net gains from foreign currency transactions it earns or realizes that are allocable to that Class. Capital gain realization is one factor that a Portfolio Manager may consider in deciding when to sell a security. The Fund’s net investment income, for financial accounting purposes, consists of all income accrued on its assets less accrued expenses but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in the Fund’s NAV until they are distributed. The Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

The Fund normally pays dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, once annually, in December.

The Fund’s dividends and other distributions are automatically reinvested in additional shares of the distributing Class of the Fund, unless the shareholder elects to receive them in cash (“cash election”). Direct Shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company (“State Street”), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another fund in the fund family, designated in the shareholder’s original account application. To the extent dividends

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and other distributions are subject to federal, state, and/or local income taxation, they are taxable to the shareholders (or Institution) whether received in cash or reinvested in Fund shares.

A cash election with respect to the Fund remains in effect until the shareholder (or Institution) notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver the Fund’s mailings to a shareholder for 180 days, the Fund will terminate the shareholder’s cash election and the shareholder’s dividends and other distributions thereafter will automatically be reinvested in additional Fund shares of the relevant Class until the shareholder (or Institution) requests in writing to State Street or the Fund that the cash election be reinstated.

Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Class of the Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

ADDITIONAL TAX INFORMATION

Taxation of the Fund

To qualify or continue to qualify for treatment as a RIC under the Code, the Fund – which is treated as a separate corporation for federal tax purposes – must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains and losses from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”) and must meet several additional requirements. These requirements include the following:

(1) the Fund must derive at least 90% of its gross income each taxable year from (i) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Financial Instruments) derived with respect to its business of investing in securities or those currencies (“Qualifying Other Income”) and (ii) net income from an interest in a “qualified publicly traded partnership” (“QPTP”) (“Income Requirement”); and

(2) at the close of each quarter of the Fund’s taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (ii) not more than 25% of the value of its total assets may be invested in (a) securities (other than Government securities or securities of other RICs) of any one issuer (such as the Subsidiary), (b) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (c) securities of one or more QPTPs (“25% Diversification Requirement,” collectively, “Diversification Requirements”).

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If the Fund invests cash collateral received in connection with securities lending in an unregistered fund (as noted above under “Investment Information -- Cash Management and Temporary Defensive Positions”), the Fund generally will be treated as owning a proportionate share of the unregistered fund’s assets for purposes of determining the Fund’s compliance with the Diversification Requirements and certain other provisions (including the provision that permits it to enable its shareholders to get the benefit of foreign taxes it pays, as described below) and being entitled to the income on that share for purposes of determining whether it satisfies the Income Requirement.

By qualifying for treatment as a RIC, the Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If the Fund failed to qualify for treatment as a RIC for any taxable year -- either (1) by failing to satisfy the Distribution Requirement, even if it satisfied the Income and Diversification Requirements, or (2) by failing to satisfy the Income Requirement and/or either Diversification Requirement and was unable, or determined not to, avail itself of provisions enacted as part of the Regulated Investment Company Modernization Act of 2010 that enable a RIC to cure a failure to satisfy any of the Income and Diversification Requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements -- (a) it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (b) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends to the extent of the Fund’s earnings and profits.  Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is “qualified dividend income” (as described in the Prospectus) (“QDI”) would be taxable for federal tax purposes at the rate for net capital gain (a maximum of 15% or 20% for taxpayers with taxable income exceeding $400,000 or $450,000 if married filing jointly). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

The Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions each year to avoid liability for the Excise Tax.

Dividends and interest the Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

The Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on its disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as

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a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. The Fund’s distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on individuals’ QDI.

If the Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the Fund’s incurring the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Fund may elect to “mark-to-market” any stock in a PFIC it owns at the end of its taxable year. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over the Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. The Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Investors should be aware that the Fund may not be able, at the time it acquires a foreign issuer’s shares, to ascertain whether the issuer is a PFIC and that a foreign corporation may become a PFIC after the Fund acquires shares therein. While the Fund generally will seek to minimize its investments in PFIC shares, and to make appropriate elections when they are available, to lessen the adverse tax consequences detailed above, there are no guarantees that the Fund will be able to do so.

The Fund’s use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Financial Instruments the Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as Qualifying Other Income.

Exchange-traded futures contracts, certain foreign currency contracts, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) -- excluding any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement -- that are subject to section 1256 of the Code (“Section 1256 contracts”) in which the Fund may invest are required to be “marked-to-market” (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Fund’s taxable year. Sixty percent of any net gain or loss recognized as a result of these deemed sales, and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is

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treated as short-term capital gain or loss. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to it. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. The Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of short-term capital gain (as noted above, taxable to its shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends it must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

If the Fund has an “appreciated financial position” -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract the Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction of the Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale of, or granting an option to buy substantially identical stock or securities).

The Fund may acquire zero coupon securities or other securities issued with OID. As a holder of those securities, the Fund must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, the Fund must include in its gross income each taxable year any increase for that year in the net principal value of each inflation-indexed security it holds, even though it does not receive cash representing the increase until the security matures. Because the Fund annually must distribute substantially all of its investment company taxable income (including accrued OID and other non-cash income) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund’s cash assets or, if necessary, from the proceeds of sales of its securities. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

The Fund may invest in interests in MLPs, which generally are classified as partnerships for federal tax purposes. Most MLPs in which the Fund may invest are expected to be QPTPs, all the net income from which (regardless of source) would be qualifying income under the Income Requirement. If the Fund invests in an MLP or an ETF (organized as a partnership) that is not a QPTP, including a company principally engaged in the real estate industry that is classified for

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federal tax purposes as a partnership (and not as a corporation or REIT), the net income the Fund earns therefrom would be treated as Qualifying Other Income only to the extent it would be such if realized directly by the Fund in the same manner as realized by that MLP, ETF, or company.

The Fund may invest in REITs that (1) hold residual interests in real estate mortgage investment conduits (“REMICs”) or (2) engage in mortgage securitization transactions that cause the REIT to be a taxable mortgage pool (“TMP”) or have a qualified REIT subsidiary that is a TMP. A portion of the net income allocable to REMIC residual interest holders may be an “excess inclusion.” The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs.  Although those regulations have not yet been issued, in 2006 the U.S. Treasury Department and the Service issued a notice (“Notice”) announcing that, pending the issuance of further guidance, the Service would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.

The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP’s excess inclusion income under a “reasonable method,” (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not “disqualified organizations” (i.e., governmental units and tax-exempt entities that are not subject to tax on their unrelated business taxable income (“UBTI”)) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest federal income tax rate imposed on corporations) on the excess inclusion income allocated to its disqualified organization shareholders, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate. Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, IRAs, and public charities) constitutes UBTI to them.

A RIC with excess inclusion income is subject to rules identical to those in clauses (2) through (5) (substituting “that are nominees” for “that are not ‘disqualified organizations’” in clause (3) and inserting “record shareholders that are” after “its” in clause (4)).  The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from REITs the excess inclusion income of which exceeded 3% of its dividends.  The Fund will not invest directly in REMIC residual interests and does not intend to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.

The Subsidiary

The Fund expects to invest a portion of its assets (not exceeding the amount permitted by the 25% Diversification Requirement) in the Subsidiary, which is classified as a corporation for federal tax purposes. A foreign corporation, such as the Subsidiary, generally is not subject to federal income tax unless it is engaged in the conduct of a trade or business in the United States. The Subsidiary intends to operate in a manner that is expected to meet the requirements of a safe harbor under section 864(b)(2) of the Code, under which it may trade in stocks or securities or certain commodities for its own account without being deemed to be engaged in a U.S. trade or business. If,

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however, certain of the Subsidiary’s activities did not meet those safe harbor requirements, it might be considered as engaging in such a trade or business.  Even if the Subsidiary is not so engaged, it may be subject to a withholding tax at a rate of 30% on all or a portion of its U.S.-source gross income that is not effectively connected with the conduct of a U.S. trade or business.

The Subsidiary is a controlled foreign corporation (a “CFC”), and the Fund is a “United States shareholder” thereof. As a result, the Fund is required to include in its gross income each taxable year all of the Subsidiary’s “subpart F income,” which generally is treated as ordinary income; it is expected that virtually all of the Subsidiary’s income will be “subpart F income.” If the Subsidiary realizes a net loss, that loss generally is not available to offset the Fund’s income. The Fund’s inclusion of the Subsidiary’s “subpart F income” in its gross income increases the Fund’s tax basis in its shares of the Subsidiary. Distributions by the Subsidiary to the Fund are not taxable to the extent of its previously undistributed “subpart F income” and reduce the Fund’s tax basis in those shares.

Although gains from the disposition of commodities are not considered Qualifying Other Income, the Service has issued numerous private letter rulings (“PLRs”) since 2006 that a RIC’s inclusion of “subpart F income” from a wholly owned foreign subsidiary (such as the Subsidiary) is Qualifying Other Income. A PLR may be cited as precedent, however, only by the taxpayer(s) to which it is issued. Moreover, in July 2011, the Service suspended the issuance of further PLRs to RICs seeking commodities exposure through the use of foreign wholly owned subsidiaries (and structured notes); it is understood that the Service initiated that suspension, which was still in effect as of the effective date of this SAI, to re-examine the policies underlying the previously issued PLRs.  The Fund nevertheless has received an opinion of counsel, which is not binding on the Service or the courts, that income the Fund derives from the Subsidiary should constitute qualifying income.

There can be no assurance that the Service will resume issuing those PLRs or that there will not be changes in tax or other federal law that might adversely affect the Fund’s investment in the Subsidiary.  If the Service were to change its position expressed in the issued PLRs, such that the Fund’s income from the Subsidiary was not Qualifying Other Income, the Fund could be unable to qualify as a RIC for one or more years.  If the Fund failed to so qualify for any taxable year but was eligible to and did cure the failure, it would incur potentially significant additional federal income tax expense.  If, on the other hand, the Fund failed to so qualify for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax on its taxable income at corporate rates, with the consequence that its income available for distribution to shareholders would be reduced and all such distributions from earnings and profits would be taxable to them as dividend income. In that event, the Fund Trustees may authorize a significant change in investment strategy or the Fund’s liquidation.

Taxation of the Fund’s Shareholders

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

The Fund is required to withhold and remit to the U.S. Treasury 28% of  all dividends, capital gain distributions, and redemption proceeds (regardless of the extent to which gain or loss may be realized) otherwise payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate

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also is required from dividends and other distributions otherwise payable to those shareholders who are subject to backup withholding for any other reason.

Dividends the Fund pays to a foreign shareholder, other than (1) dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on and (2) capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to a federal withholding tax of 30% (or lower treaty rate). If a foreign shareholder’s ownership of Fund shares is effectively connected with a U.S. trade or business carried on by the foreign shareholder, the foreign shareholder will not be subject to such withholding tax but will be subject to federal income tax on income dividends from the Fund as if it were a U.S. shareholder. A foreign shareholder generally will be exempt from federal income tax on gain realized on the sale of Fund shares and Fund distributions of net capital gain, unless the shareholder is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year (special rules apply in the case of a shareholder that is a foreign trust or foreign partnership). For taxable years beginning before January 1, 2014, foreign shareholders will not be subject to withholding tax on “short-term capital gain dividends” and “interest-related dividends” (if any) paid by the Fund.

Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), the Fund will be required to withhold 30% of the ordinary dividends it pays after June 30, 2014, and the gross proceeds of share redemptions and certain capital gain dividends it pays after December 31, 2016, to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or foreign individual that timely provides the certifications required by the Fund or its agent on a valid IRS Form W-9 or W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as foreign investment funds, and nonfinancial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the Service in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify itself and may be required to provide other required information to the Fund or other withholding agent regarding its  U.S. owners, if any. Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. entity that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. A foreign shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of such agreement. Non-U.S. investors should consult their own tax advisers regarding the impact of these requirements on their investment in the Fund.

As described in “Maintaining Your Account” in the Prospectus, the Fund may close a shareholder’s account and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an IRA (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money

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purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund’s payment of the redemption proceeds may result in adverse tax consequences for the accountholder. Shareholders should consult their tax advisers regarding any such consequences.

A shareholder’s basis in Fund shares that he or she acquires after December 31, 2011 (“Covered Shares”), will be determined in accordance with the Fund’s default method, which is average basis, unless the shareholder affirmatively elects in writing (which may be electronic) to use a different acceptable basis determination method, such as the specific identification method.  The basis determination method a Fund shareholder elects (or the default method) may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption.

In addition to the previous requirement to report the gross proceeds from a redemption of shares, the Fund (or its administrative agent) must report to the Service and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period.  Fund shareholders should consult with their tax advisors to determine the best Service-accepted basis method for their tax situation and to obtain more information about how the basis reporting law applies to them.

FUND TRANSACTIONS

In effecting securities transactions, the Fund seeks to obtain the best price and execution of orders.  Affiliates of NB Management are permitted to act as brokers for the Fund in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market) where such brokers are capable of providing best execution (“Affiliated Brokers”).  For Fund transactions which involve securities traded on the OTC market, the Fund purchases and sells OTC securities in principal transactions with dealers who are the principal market makers for such securities. Loans will be purchased in individually negotiated transactions with commercial banks, thrifts, insurance companies, finance companies and other financial institutions. In determining whether to purchase loans from these financial institutions, the Manager may consider, among other factors, the financial strength, professional ability, level of service and research capability of the institution. While financial institutions generally are not required to repurchase loans which they have sold, they may act as principal or on an agency basis in connection with the Fund’s disposition of loans.

During the fiscal period from August 27, 2012 to October 31, 2012, the Fund did not pay any brokerage commissions.  During the fiscal period ended October 31, 2012, that Fund did not acquire or hold any securities of its regular brokers or dealers.

During the fiscal period ended October 31, 2013, transactions in which the Fund used Neuberger Berman as broker comprised [   ]% of the aggregate dollar amount of transactions involving the payment of commissions, and [   ]% of the aggregate brokerage commissions paid by the Fund. [   ]% of the $[   ] paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $[   ]) was directed to those brokers at least partially on the basis of research services they provided. [During the fiscal period ended October 31, 2013, the Fund acquired securities of the following of its “regular brokers or dealers” (as defined under the 1940 Act): [                  ]; at that date, the Fund held the securities of its regular brokers or dealers with an aggregate value as follows: [           ], $[    ] and [        ], $[    ].]]

Commission rates, being a component of price, are considered along with other relevant factors in evaluating best price and execution. The Fund may use an Affiliated Broker where, in the

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judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Fund’s knowledge, no affiliate of the Fund receives give-ups or reciprocal business in connection with its securities transactions.

The use of an Affiliated Broker for the Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. Before an Affiliated Broker is used, the Trust and NB Management expressly authorize the Affiliated Broker to retain such compensation, and the Affiliate Broker would have to agree to comply with the reporting requirements of Section 11(a).

Under the 1940 Act, commissions paid by the Fund to an Affiliated Broker in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker’s commission. Accordingly, with respect to the Fund the commissions paid an Affiliated Broker will be at least as favorable to the Fund as those that would be charged by other qualified brokers having comparable execution capability in NB Management’s judgment. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by an Affiliated Broker. However, when an Affiliated Broker is executing portfolio transactions on behalf of the Fund, consideration regularly will be given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits an Affiliated Broker from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Fund unless an appropriate exemption is available.

A committee of Independent Fund Trustees from time to time will review, among other things, information relating to the commissions charged by an Affiliated Broker to the Fund and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability.

To ensure that accounts of all investment clients, including the Fund, are treated fairly in the event that an Affiliated Broker receives transaction instructions regarding the same security for more than one investment account at or about the same time, the Affiliated Broker may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

Under policies adopted by the Board of Trustees, an Affiliated Broker may enter into agency cross-trades on behalf of the Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, the Affiliated Broker would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Fund cannot be an account over which the Affiliated Broker exercises investment

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discretion. A member of the Board of Trustees who will not be affiliated with the Affiliated Broker will review information about each agency cross-trade that the Fund participates in.

In selecting a broker to execute Fund transactions, NB Management considers the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance, and financial responsibility, and may consider, among other factors, research and other investment information provided by non-affiliated brokers.

A committee comprised of officers of NB Management and/or employees of the Manager who are managers of the Fund and Other NB Funds (collectively, “NB Funds”) and some of the Manager’s managed accounts (“Managed Accounts”) periodically evaluates throughout the year the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others:  (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research or other services provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

The commissions paid to a broker other than an Affiliated Broker may be higher than the amount another firm might charge if the Manager determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. The Manager believes that those research services benefit the Fund by supplementing the information otherwise available to the Manager. That research may be used by the Manager in servicing Other NB Funds and, in some cases, by NBFI in servicing the Managed Accounts. On the other hand, research received by the Manager from brokers effecting portfolio transactions on behalf of the Other NB Funds and by NBFI from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Fund’s benefit.

In certain instances the Manager specifically allocates brokerage for research services (including research reports on issuers and industries, as well as economic and financial data) which may otherwise be purchased for cash. While the receipt of such services has not reduced the Manager’s normal internal research activities, the Manager’s expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, the Manager is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to the Manager by or through broker dealers. Research obtained in this manner may be used in servicing any or all clients of the Manager and may be used in connection with clients other than those clients whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services described above, the Manager always considers its best execution obligation when deciding which broker to utilize.

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Insofar as Fund transactions result from active management of equity securities, and insofar as Fund transactions result from seeking capital appreciation by selling securities whenever sales are deemed advisable without regard to the length of time the securities may have been held, it may be expected that the aggregate brokerage commissions paid by the Fund to brokers (including to Affiliated Brokers) may be greater than if securities were selected solely on a long-term basis.

The Fund may, from time to time, loan portfolio securities to broker-dealers affiliated with NB Management (“Affiliated Borrowers”) in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by the Fund to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by the Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

Expense Offset Arrangement

[The Fund has entered into an expense offset arrangement in connection with its custodian contract.   For the fiscal period from August 27, 2012 to October 31, 2012, the impact of this arrangement was a reduction of expenses of $1.]

Portfolio Turnover

The Fund’s portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Fund during the fiscal year.

Proxy Voting

The Board of Trustees has delegated to NB Management the responsibility to vote proxies related to the securities held in the Fund’s portfolio. Under this authority, NB Management is required by the Board of Trustees to vote proxies related to portfolio securities in the best interests of the Fund and its shareholders. The Board of Trustees permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

NB Management has implemented written Proxy Voting Policies and Procedures (“Proxy Voting Policy”) that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of its advisory clients for whom NB Management has voting authority, including the Fund. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

NB Management’s Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and

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engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Glass, Lewis & Co. (“Glass Lewis”) to vote proxies in accordance with NB Management’s voting guidelines.

NB Management’s guidelines adopt the voting recommendations of Glass Lewis. NB Management retains final authority and fiduciary responsibility for proxy voting. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with NB Management’s proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE

Portfolio Holdings Disclosure Policy

The Fund prohibits the disclosure of information about its portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Fund, rating and ranking organizations, and affiliated persons of the Fund or NB Management (the “Potential Recipients”) unless such disclosure is consistent with the Fund’s legitimate business purposes and is in the best interests of its shareholders (the “Best Interests Standard”).

NB Management and the Fund have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Fund with a specific business reason to know the portfolio holdings of the Fund (e.g., securities lending agents) (the “Allowable Recipients”). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as “Approved Recipients.” NB Management may determine to expand the categories of Allowable Recipients only

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if it is determined that the Best Interests Standard has been met and only with the written concurrence of NB Management’s legal and compliance department.  These procedures are designed to address conflicts of interest between the shareholders, on the one hand, and NB Management or any affiliated person of either NB Management or the Fund on the other, by creating a review and approval process of potential recipients of portfolio holdings, which seeks to ensure that disclosure of information about the Fund’s portfolio securities is in the best interests of the Fund and its shareholders.

Portfolio Holdings Disclosure Procedures

Disclosure of portfolio holdings may be requested by completing and submitting a holdings disclosure form to NB Management’s legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

Neither the Fund, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. The Chief Compliance Officer shall report any material issues that may arise under these policies to the Board of Trustees.

Pursuant to a Code of Ethics adopted by the Fund, NB Management and NBFI (“NB Code”), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Fund except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Fund’s shareholders.  The NB Code also prohibits any person associated with the Fund, NB Management or NBFI, in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Fund from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Portfolio Holdings Approved Recipients

The Fund currently has ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

State Street Bank and Trust Company (“State Street”). The Fund has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, the Fund employs State Street as the custodian of its assets.  As custodian, State Street creates and maintains all records relating to the Fund’s activities and supplies the Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of the Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of the Fund, except with the Fund’s written consent. State Street receives reasonable compensation for its services and expenses as custodian.

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Securities Lending Agent.  The Fund may enter into a securities lending agreement with State Street under which State Street acts as a principal borrower or agent to lend securities to entities on State Street’s approved list of borrowers, which includes State Street and its affiliates.  The Fund also may enter into securities lending agreements with other entities under which the Fund loans securities to a counterparty acting as a principal borrower or a lending agent.  Those principal borrowers or agents may receive the Fund’s portfolio holdings daily.  Each such principal borrower that receives such information is or will be subject to an agreement that all financial, statistical, personal, technical and other data and information related to the Fund’s operations that is designated by the Fund as confidential will be protected from unauthorized use and disclosure by the principal borrower.  The Fund may pay a fee for agency and/or administrative services related to its role as lending agent.  The Fund also pays the principal borrowers a fee with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

Other Third-Party Service Providers to the Fund.  The Fund may also disclose portfolio holdings information prior to it being made public to their independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Fund who require access to this information to fulfill their duties to the Fund.

In addition, the Fund may disclose portfolio holdings information to third parties that calculate information derived from holdings for use by NB Management and/or NBFI.  Currently, the Fund provides its complete portfolio holdings to FactSet Research Systems Inc. (“FactSet”) each day for this purpose.  FactSet receives reasonable compensation for its services.

The Fund may also, from time to time, disclose portfolio holdings information to a proxy solicitation service, Glass Lewis, or to a corporate action service provider, ISS, although they typically receive holdings information after that information is already public.

In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

Rating, Ranking and Research Agencies.  The Fund sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund.  The Fund provides its complete portfolio holdings to: Vestek each day, Lipper, a Reuters company, on the sixth business day of each month, Bloomberg and Morningstar on the sixth business day of each month, with a one month delay (but if the Fund posts its holdings quarterly, it provides its holdings on a quarterly basis) and RiskMetrics on the sixth business day of each month (holdings that are sent are on a two-month delay).  The Fund also provides its complete month-end portfolio holdings to Data Communiqué International (“DCI”), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of the Fund’s top 10 holdings.  No compensation is received by the Fund, NB Management, NBFI or any other person in connection with the disclosure of this information.  NB Management either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep the Fund’s portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for the Fund.

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REPORTS TO SHAREHOLDERS

Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent registered public accounting firm for the Fund. The Fund’s statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to an amended and restated Trust Instrument dated as of October 14, 2010. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has seven separate operating series (including the Fund).  The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

Prior to June 1, 2009, the name of the Trust was Lehman Brothers Institutional Liquidity Funds. Prior to October 8, 2010, the name of the Trust was Lehman Brothers Investor Liquidity Series.

Description of Shares.  The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Fund Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

Shareholder Meetings.  The Fund Trustees do not intend to hold annual meetings of shareholders of the Fund. The Fund Trustees will call special meetings of shareholders of the Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 25% or more of the outstanding shares of the Fund entitled to vote at the meeting.

Certain Provisions of Trust Instrument.  Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

Other.  Because Institutional Class, Class A and Class C shares for the Fund may be bought, owned and sold through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with NB Management to perform services. Depending on the policies of the Institution involved, an investor may be able to transfer an account from one Institution to another.

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CUSTODIAN AND TRANSFER AGENT

The Fund has selected State Street, 2 Avenue de Lafayette, Boston, MA 02111, as custodian for its securities and cash. State Street also serves as the Fund’s transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Fund has selected [                         ], as the independent registered public accounting firm that will audit its financial statements.

LEGAL COUNSEL

The Trust has selected K&L Gates LLP, 1601 K Street, N.W., Washington, D.C. 20006-1600, as its legal counsel.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of [             ], the following are all of the beneficial and record owners of 5% or more of a class of the Fund. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Fund of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

Fund and Class	Name & Address	Percent Owned

Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	Neuberger Berman LLC* 605 Third Ave Fl 3 New York, NY 10158-3698	[ ]
	RBC Capital Markets LLC 123 E Northrup Drive Midwest City, OK 73110-5225	[ ]
	American Enterprise Inv Svcs A/C 1427-1850 707 2nd Ave S Minneapolis, MN 55402-2405	[ ]
	State Street Bank & Trust Co CUST DCD IRA 505 Greenwood Ave Glencoe, IL 60022-1601	[ ]

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Fund and Class	Name & Address	Percent Owned
Neuberger Berman Risk Balanced Commodity Strategy Fund - Class C	Neuberger Berman LLC* 605 Third Ave Fl 3 New York, NY 10158-3698	[ ]

Neuberger Berman Risk Balanced Commodity Strategy Fund - Institutional Class	Charles Schwab & Co Inc Attn Mutual 101 Montgomery San Francisco, CA94104-4151	[ ]
	Neuberger Berman LLC* 605 Third Ave Fl 3 New York, NY 10158-3698	[ ]
	Neuberger Berman Dynamic Real Return Fund* 605 3rd Ave Fl 2 New York, NY 10158-0180	[ ]

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC’s offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Fund.

Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

FINANCIAL STATEMENTS

The following financial statements and related documents are incorporated herein by reference from the Fund’s Annual Report to shareholders for the fiscal year ended October 31, 2013:

The audited financial statements of the Fund and notes thereto, and the reports of [            ], independent registered public accounting firm, with respect to such audited financial statements of the Fund.

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Appendix A

Long-Term and Short-Term Debt Securities Rating Descriptions

Standard & Poor’s (“S&P”) Corporate Long-Term Issue Ratings:

The following descriptions of S&P’s long-term issue ratings have been published by Standard & Poor’s Financial Service LLC.

AAA – An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA – An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree.
The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB – An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.
However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B – An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.
Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC – An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC – An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C – A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D – An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days, irrespective of any grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (-) – The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Moody’s Investors Service, Inc.’s (“Moody’s”) Long-Term Obligation Ratings:

The following descriptions of Moody’s long-term obligation ratings have been published by Moody’s Investors Service, Inc.

Aaa – Obligations rated Aaa are judged to be of the highest quality and are subject to the lowest level of credit risk.

Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa – Obligations rated Baa are judged to be medium-grade and are subject to moderate credit risk, and as such may possess certain speculative characteristics.

Ba – Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B – Obligations rated B are considered speculative and are subject to high credit risk.

Caa – Obligations rated Caa are judged to be speculative, of poor standing and are subject to very high credit risk.

Ca – Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C – Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Modifiers: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch Ratings’ (“Fitch”) Corporate Finance Obligations – Long-Term Ratings:

The following descriptions of Fitch’s long-term corporate finance obligation ratings have been published by Fitch, Inc. and Fitch Ratings Ltd. and its subsidiaries.

AAA – Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB – Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB – Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B – Highly speculative. ‘B’ ratings indicate that material credit risk is present.  For performing obligations, default risk is commensurate with the issuer being rated with an Issuer Default Risk (“IDR”) in the ranges ‘BB’ to ‘C’. For issuers with an IDR below ‘B’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur.  For issuers with an IDR above ‘B’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur.  For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have extremely high recovery rates consistent with a Recovery Rating of ‘RR1’ (outstanding recovery prospects given default).

CCC – Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’.  For issuers with an IDR below ‘CCC’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur.  For issuers with an IDR above ‘CCC’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a superior recovery rate consistent with a Recovery Rating of ‘RR2’ (superior recovery prospects given default).

CC – Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.  For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. For issuers with an IDR below ‘CC’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur.  For issuers with an IDR above ‘CC’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur.  For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a good recovery rate consistent with a Recovery Rating of ‘RR3’ (good recovery prospects given default).

C – Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. The overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, and the rated obligation is expected to have an average, below-average or poor recovery rate consistent with a Recovery Rating of ‘RR4’ (average recovery prospects given default), ‘RR5’ (below average recovery prospects given default) or ‘RR6’ (poor recovery prospects given default).

Defaulted obligations typically are not assigned 'D' ratings, but are instead rated in the 'B' to 'C' rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or Minus (-) The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘CCC’.

emr – The subscript 'emr' is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

DBRS’ Long Term Obligations:

The following descriptions of DBRS’ long-term obligation ratings have been published by Dominion Bond Rating Service.

AAA – Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

AA – Superior credit quality. The capacity for the payment of financial obligations is considered high.  Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.

A – Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.

BBB – Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

BB – Speculative, non investment-grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

B – Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

CCC, CC, C – Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.

D – A financial obligation has not been met or it is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

High or Low – Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The AAA and D categories do not utilize “high”, “middle”, and “low” as differential grades.

S&P’s Short-Term Issue Credit Ratings:

The following descriptions of S&P’s short-term issue credit ratings have been published by Standard & Poor’s Financial Service LLC.

A-1 – A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C - A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings – S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Moody’s Short-Term Obligation Ratings:

The following descriptions of Moody’s short-term obligation ratings have been published by Moody's Investors Service, Inc.

P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch’s Short-Term Obligation Ratings:

The following descriptions of Fitch’s short-term obligation ratings have been published by Fitch Inc. and Fitch Ratings Ltd. and its subsidiaries.

F1 - Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 - Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 - Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B – Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C - High short-term default risk. Default is a real possibility.

RD – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

DBRS Commercial Paper and Short-Term Debt Ratings:

The following descriptions of DBRS’s commercial paper and short-term debt ratings have been published by Dominion Bond Rating Service.

R-1 (high) – Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

R-1 (middle) – Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

R-1 (low) – Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favourable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

R-2 (high) – Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

R-2 (middle) – Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

R-2 (low) – Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

R-3 – Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

R-4 – Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

R-5 – Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

D – A financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.

Appendix B

Sales Charge Reductions and Waivers

Reducing your Class A sales charge.

As described in the Class A and Class C Prospectuses, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Letter of Intent. By establishing a letter of intent (the “Letter”), you enter into a nonbinding commitment to purchase shares of funds in the fund family over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once.

The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Letter period may be credited toward satisfying the Letter.

The Letter may be revised upward at any time during the Letter period, and such a revision will be treated as a new Letter, except that the Letter period during which the purchases must be made will remain unchanged. Purchases made from the date of revision will receive the reduced sales charge, if any, resulting from the revised Letter.

The Letter will be considered completed if the shareholder dies within the 13-month Letter period. Commissions to dealers will not be adjusted or paid on the difference between the Letter amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Letter, shares equal to 5% of the dollar amount specified in the Letter may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Fund’s transfer agent. All dividends and capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Letter period, the purchaser may be required to remit to the Distributor the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Letter period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Letter period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Distributor for the balance still outstanding.

Shareholders purchasing shares at a reduced sales charge under a Letter indicate their acceptance of these terms and those in the Class A and Class C Prospectuses with their first purchase.

Aggregation. Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the Class A and Class C Prospectuses, if all parties are purchasing shares for their own accounts and/or:

●	individual-type employee benefit plans, such as an IRA, individual 403(b) plan (see exception in “Purchases by certain 403(b) plans” under “Sales Charges”) or single-participant Keogh-type plan;

●	business accounts solely controlled by you or your immediate family (for example, you own the entire business);

●
trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct the Fund’s transfer agent to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

●	endowments or foundations established and controlled by you or your immediate family; or

●	529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

●	for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

●	made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

●	for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating Fund shares;

●
for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations; or

●
for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales Charges” above), or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes, in each case of a single employer or affiliated employers as defined in the 1940 Act.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Concurrent purchases. As described in the Class A and Class C Prospectuses, you may reduce your Class A sales charge by combining purchases of all classes of shares in the funds in the fund family.

Rights of accumulation. Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the funds in the fund family to determine your sales charge on investments in accounts eligible to be aggregated. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) or (b) the amount you invested (including reinvested dividends and capital gain distributions, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

You must contact your financial adviser or NB Management if you have additional information that is relevant to the calculation of the value of your holdings.

You may not purchase Class C shares if such combined holdings cause you to be eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

If you make a gift of Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your funds in the fund family.

CDSC waivers for Class A and Class C shares.

As noted in the Class A and Class C Prospectuses, a contingent deferred sales charge (“CDSC”) may be waived in the following cases:

●
redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Fund’s transfer agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Fund’s transfer agent is notified of the death of a joint tenant will be subject to a CDSC;

●	tax-free returns of excess contributions to IRAs;

●	permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

●	distributions from an IRA upon the shareholder’s attainment of age 59-1/2.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

●	Required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70-1/2.

●
Redemptions through a systematic withdrawal plan (SWP) established directly with a Fund. For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

●	Purchases where the Distributor pays no commission or transaction fee to authorized dealers.

For purposes of this paragraph, “account” means:

●	in the case of Class A shares, your investment in Class A shares of all funds in the fund family; and

●	in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the Class A and Class C Prospectuses.

NEUBERGER BERMAN ALTERNATIVE FUNDS

POST-EFFECTIVE AMENDMENT NO. 32 ON FORM N-1A

PART C

OTHER INFORMATION

Item 28.	Exhibits.

Exhibit Number		Description
(a)	(1)
Restated Certificate of Trust.  Incorporated by Reference to Post-Effective Amendment No. 6 to Neuberger Berman Alternative Funds’ (“Registrant’s”) Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed October 15, 2010).

	(2)
Trust Instrument, Amended and Restated.  Incorporated by Reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed October 15, 2010).

	(3)
Amended Trust Instrument Schedule A - Listing the Current Series and Classes of Neuberger Berman Alternative Funds.  Incorporated by Reference to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed November 1, 2013).

(b)
By-Laws, Amended and Restated.  Incorporated by Reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed October 15, 2010).

(c)	(1)	By-Laws, Amended and Restated, Articles V, VI, and VIII. Incorporated by Reference to Item (b) above.
	(2)	Trust Instrument, Amended and Restated, Articles IV, V and VI. Incorporated by Reference to Item (a)(2) above.
(d)	(1)
(i) Management Agreement Between Registrant and Neuberger Berman Management LLC (“NB Management”).  Incorporated by Reference to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 29, 2010).

(ii) Amended Management Agreement Schedules listing the current series of Registrant subject to the Management Agreement and the compensation under the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed October 4, 2013).

	(2)
(i) Sub-Advisory Agreement Between NB Management and Neuberger Berman Fixed Income LLC (“NBFI”) with respect to the Registrant.  Incorporated by Reference to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 29, 2010).

(ii) Amended Sub-Advisory Agreement Schedule listing the current series of Registrant subject to the NBFI Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed November 16, 2012).

	(3)
(i) Sub-Advisory Agreement between NB Management and Neuberger Berman LLC (“NB LLC”) with respect to Registrant. Incorporated by Reference to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 28, 2011).

(ii) Amended Sub-Advisory Agreement Schedule listing the current series of Registrant subject to the NB LLC Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed February 27, 2013).

(4)
(i) Investment Advisory Agreement between NB Management and NB Alternative Investment Management, LLC (“NBAIM”) with respect to Neuberger Berman Absolute Return Multi-Manager Fund.  Incorporated by Reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed May 15, 2012).

(ii) Amended Investment Advisory Agreement Schedules listing the current series of Registrant subject to the Investment Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 18, 2013).

(5)	(i)
(a) Sub-Advisory Agreement between NB Management, NBAIM and  Cramer Rosenthal McGlynn LLC with respect to Neuberger Berman Absolute Return Multi-Manager Fund.  Incorporated by Reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed May 15, 2012).

(b) Amendment No. 1 to Sub-Advisory Agreement between NB Management, NBAIM and Cramer Rosenthal McGlynn LLC with respect to Neuberger Berman Absolute Return Multi-Manager Fund. Incorporated by Reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 18, 2013).

(c) Amendment No. 2 to Sub-Advisory Agreement between NB Management, NBAIM and Cramer Rosenthal McGlynn LLC with respect to Neuberger Berman Absolute Return Multi-Manager Fund and Neuberger Berman Long Short Multi-Manager Fund. Incorporated by Reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 18, 2013).

(ii) Sub-Advisory Agreement between NB Management, NBAIM and GAMCO Asset Management, Inc. with respect to Neuberger Berman Absolute Return Multi-Manager Fund. Incorporated by Reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed May 15, 2012).

(iii)
(a) Sub-Advisory Agreement between NB Management, NBAIM and Levin Capital Strategies, L.P. with respect to Neuberger Berman Absolute Return Multi-Manager Fund.  Incorporated by Reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed May 15, 2012).

(b) Amendment No. 1 to Sub-Advisory Agreement between NB Management, NBAIM and  Levin Capital Strategies, L.P. with respect to Neuberger Berman Absolute Return Multi-Manager Fund and Neuberger Berman Long Short Multi-Manager Fund. Incorporated by Reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 18, 2013).

(iv) Sub-Advisory Agreement between NB Management, NBAIM and MacKay Shields LLC with respect to Neuberger Berman Absolute Return Multi-Manager Fund.  Incorporated by Reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed May 15, 2012).

(v) Sub-Advisory Agreement between NB Management, NBAIM and Sound Point Capital Management, L.P. with respect to Neuberger Berman Absolute Return Multi-Manager Fund. Incorporated by Reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed May 15, 2012).

(vi)
(a) Sub-Advisory Agreement between NB Management, NBAIM and Turner Investments, L.P. with respect to Neuberger Berman Absolute Return Multi-Manager Fund.  Incorporated by Reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed May 15, 2012).

(b) Amendment No. 1 to Sub-Advisory Agreement between NB Management, NBAIM and  Turner Investments, L.P. with respect to Neuberger Berman Absolute Return Multi-Manager Fund and Neuberger Berman Long Short Multi-Manager Fund. Incorporated by Reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 18, 2013).

(vii) Sub-Advisory Agreement between NB Management, NBAIM and Visium Asset Management with respect to Neuberger Berman Absolute Return Multi-Manager Fund. Incorporated by Reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed May 15, 2012).

(viii) Sub-Advisory Agreement between NB Management, NBAIM and Good Hill Partners LP with respect to Neuberger Berman Absolute Return Multi-Manager Fund. Incorporated by Reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 18, 2013).

(ix)
(a) Sub-Advisory Agreement between NB Management, NBAIM and Lazard Asset Management LLC with respect to Neuberger Berman Absolute Return Multi-Manager Fund. Incorporated by Reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 18, 2013).

(b) Amendment No. 1 to Sub-Advisory Agreement between NB Management, NBAIM and  Lazard Asset Management LLC with respect to Neuberger Berman Absolute Return Multi-Manager Fund and Neuberger Berman Long Short Multi-Manager Fund. Incorporated by Reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 18, 2013).

(x) Sub-Advisory Agreement between NB Management, NBAIM and Loeb Arbitrage Management LP with respect to Neuberger Berman Absolute Return Multi-Manager Fund.  Incorporated by Reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 18, 2013).

(xi)
(a) Sub-Advisory Agreement between NB Management, NBAIM and SLS Management, LLC with respect to Neuberger Berman Absolute Return Multi-Manager Fund.  Incorporated by Reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 18, 2013).

(b) Amendment No. 1 to Sub-Advisory Agreement between NB Management, NBAIM and  SLS Management, LLC with respect to Neuberger Berman Absolute Return Multi-Manager Fund and Neuberger Berman Long Short Multi-Manager Fund. Incorporated by Reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 18, 2013).

(6)
Management Agreement between NB Management and the wholly owned subsidiary (“Subsidiary”) of Neuberger Berman Risk Balanced Commodity Strategy Fund.  Incorporated by Reference to Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed August 27, 2012).

(7)
Sub-Advisory Agreement Between NB Management and NBFI with respect to the Subsidiary.  Incorporated by Reference to Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed August 27, 2012).

(e)	(1)
(i) Distribution and Services Agreement Between Registrant and NB Management with respect to Class A shares.  Incorporated by Reference to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 29, 2010).

(ii) Amended Distribution and Services Agreement Schedule with respect to Class A shares. Incorporated by Reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed October 4, 2013).

(2)
(i) Distribution and Services Agreement Between Registrant and NB Management with respect to Class C shares.  Incorporated by Reference to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 29, 2010).

(ii) Amended Distribution and Services Agreement Schedule with respect to Class C shares. Incorporated by Reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed October 4, 2013).

(3)
(i) Distribution Agreement Between Registrant and NB Management with respect to Institutional Class shares.  Incorporated by Reference to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 29, 2010).

(ii) Amended Distribution Agreement Schedule with respect to Institutional Class shares. Incorporated by Reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed October 4, 2013).

(f)	Bonus or Profit Sharing Contracts. None.
(g)	(1)
(i) Custodian Contract Between Registrant and State Street Bank and Trust Company.  Incorporated by Reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 15, 2006).

(ii) Side Letter to Custodian Contract Between Registrant and State Street Bank and Trust Company.  Incorporated by Reference to Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed August 27, 2012).

(2)
Custodian Contract Between Registrant and JP Morgan Chase Bank, N.A.  Incorporated by Reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed May 15, 2012).

(h)	(1)
Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company.  Incorporated by Reference to Post Effective Amendment No. 116 to the Registration Statement on Form N-1A of Neuberger Berman Equity Funds, File Nos. 2-11357 and 811-00582 (Filed June 2, 2006).

(2)
(i) Administration Agreement Between Registrant and NB Management with respect to Class A shares.  Incorporated by Reference to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 29, 2010).

(ii) Amended Administration Agreement Schedule with respect to Class A shares. Incorporated by Reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed October 4, 2013).

(3)
(i) Administration Agreement Between Registrant and NB Management with respect to Class C shares.  Incorporated by Reference to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 29, 2010).

(ii) Amended Administration Agreement Schedule with respect to Class C shares. Incorporated by Reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed October 4, 2013).

(4)
(i) Administration Agreement Between Registrant and NB Management with respect to Institutional Class shares.  Incorporated by Reference to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 29, 2010).

(ii) Amended Administration Agreement Schedule with respect to Institutional Class shares. Incorporated by Reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed October 4, 2013).

(5)
Administration Agreement between NB Management and the Subsidiary.  Incorporated by Reference to Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed August 27, 2012).

(6)
Expense Limitation Agreement with respect to Class A, Class C and Institutional Class shares for Neuberger Berman Global Allocation Fund and Neuberger Berman Long Short Fund.  Incorporated by Reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed February 28, 2013).

(7)
Expense Limitation Agreement with respect to Class A, Class C and Institutional Class shares for Neuberger Berman Absolute Return Multi-Manager Fund.  Incorporated by Reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed February 28, 2013).

(8)
Expense Limitation Agreement with respect to Class A, Class C and Institutional Class shares for Neuberger Berman Dynamic Real Return Fund. Incorporated by Reference to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed November 16, 2012).

(9)
Expense Limitation Agreement with respect to Class A, Class C and Institutional Class shares for Neuberger Berman Risk Balanced Commodity Strategy Fund. Incorporated by Reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed May 10, 2013).

(10)
Expense Limitation Agreement with respect to Class A, Class C and Institutional Class shares for Neuberger Berman Flexible Select Fund. Incorporated by Reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed May 10, 2013).

(11)
Expense Limitation Agreement with respect to Class A, Class C and Institutional Class shares for Neuberger Berman Long Short Multi-Manager Fund. Incorporated by Reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 18, 2013).

(i)	Opinion and Consent of K&L Gates LLP with Respect to Securities Matters of Registrant. (To be filed by subsequent amendment).
(j)	Consent of Independent Registered Public Accounting Firm. (To be filed by subsequent amendment).
(k)	Financial Statements Omitted from Prospectus. None.
(l)
Letter of Investment Intent.  Incorporated by Reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 15, 2006).

(m)	(1)
(i) Plan pursuant to Rule 12b-1 with respect to Class A shares.  Incorporated by Reference to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 29, 2010).

(ii) Amended Schedule A to the Plan Pursuant to Rule 12b-1 with Respect to Class A Shares.  Incorporated by Reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed October 4, 2013).

(2)
(i) Plan pursuant to Rule 12b-1 with respect to Class C shares.  Incorporated by Reference to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 29, 2010).

(ii) Amended Schedule A to the Plan Pursuant to Rule 12b-1 with Respect to Class C Shares.  Incorporated by Reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed October 4, 2013).

(n)
Plan pursuant to Rule 18f-3. Incorporated by Reference to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed November 1, 2013).

(o)	(1)
Powers of Attorney for Registrant. Incorporated by Reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed October 4, 2013).

(2)
Powers of Attorney for Subsidiary.  Incorporated by Reference to Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed August 27, 2012).

(p)	(1)
Code of Ethics for Registrant, NB Management, NBFI and NBAIM.    Incorporated by Reference to Post-Effective Amendment No. 158 to the Registration Statement on Form N-1A of Neuberger Berman Equity Funds, File Nos. 2-11357 and 811-582 (Filed December 15, 2011).

(2)
Code of Ethics for Cramer Rosenthal McGlynn LLC.  Incorporated by Reference to Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed January 18, 2012).

(3)
Code of Ethics for GAMCO Asset Management, Inc. Incorporated by Reference to Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed January 18, 2012).

(4)
Code of Ethics for Levin Capital Strategies, L.P. Incorporated by Reference to Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed January 18, 2012).

(5)
Code of Ethics for MacKay Shields LLC, Amended and Restated. Incorporated by Reference to Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed January 18, 2012).

(6)
Code of Ethics for Sound Point Capital Management, L.P. Incorporated by Reference to Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed January 18, 2012).

(7)
Code of Ethics for Turner Investments, L.P.  Incorporated by Reference to Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed January 18, 2012).

(8)
Code of Ethics for Visium Asset Management.  Incorporated by Reference to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed April 23, 2012).

(9)
Code of Ethics for Lazard Asset Management LLC. Incorporated by Reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed October 4, 2013).

(10)
Code of Ethics for SLS Management, LLC. Incorporated by Reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed October 4, 2013).

(11)
Code of Ethics for Good Hill Partners LP. Incorporated by Reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 18, 2013).

(12)
Code of Ethics for Loeb Arbitrage Management LP. Incorporated by Reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 (Filed December 18, 2013).

Item 29.	Persons Controlled By or Under Common Control with Registrant.

No person is controlled by or under common control with the Registrant.

Item 30.	Indemnification.

A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever.  Article IX, Section 2 of the Trust Instrument provides that “every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof…”.  Indemnification will not be provided to a person adjudicated by a court or other body to be liable to the Registrant or its shareholders by reason of “willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office” (“Disabling Conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant.  In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), of the Registrant (“Independent Trustees”), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series (“Series”) of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.  The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Section 9 of the Management Agreement between Neuberger Berman Management LLC (“NB Management”) and the Registrant provides that neither NB Management nor any director, officer or employee of NB Management performing services for any series of the Registrant at the direction or request of NB Management in connection with NB Management’s discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect NB Management against any liability to the Registrant or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management’s reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office with the Registrant.

Section 6 of the Investment Advisory Agreement between NB Management and  Neuberger Berman Fixed Income LLC (“NBFI”) with respect to the Registrant provides that, neither NBFI nor any director, officer or employee of NBFI performing services for any series of the Registrant shall be liable for any error of judgment or mistake of law or for any loss suffered by NB Management or the Registrant in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its duties and obligations under the Agreement.

Section 11 of the Sub-Advisory Agreement between NB Management, NBAIM and each Subadviser of the Neuberger Berman Absolute Return Multi-Manager Fund requires the Subadviser to indemnify the registrant, NB Management and NBAIM and their directors and officers for losses caused by the Subadviser’s disabling conduct (as described in the Agreement), except where such person would otherwise be liable by reason of willful malfeasance, bad faith, or gross negligence in the performance of his, her or its duties or by reason of his, her or its reckless disregarding of obligations and duties under the agreement.  In addition, NB Management is similarly required to indemnify each Subadviser under Section IV of the Agreement.  The Investment Advisory Agreement between the NB Management and NBAIM includes the same provision.

Section 12 of the Administration Agreement between the Registrant and NB Management on behalf of each series of the Registrant provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys’ fees and expenses, incurred by NB Management that result from:  (i) any claim, action, suit or proceeding in connection with NB Management’s entry into or performance of this Agreement with respect to such series; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement with  respect  to such  series;  or (iii) any action of NB Management upon instructions  believed  in good  faith  by it to have  been  executed  by a duly authorized  officer or  representative of the Registrant with respect to such series; provided, that NB Management shall not be entitled to such  indemnification in respect of actions or omissions constituting  negligence or misconduct on the part of NB Management or that of its  employees,  agents  or  contractors.  Before confessing any claim against it which may be subject to indemnification by a series under the Agreement, NB Management shall give such series reasonable opportunity to defend against such claim in its own name or in the name of NB Management. Section 13 of the Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys’ fees and expenses, incurred by the Registrant that result from:  (i) NB Management’s failure to comply with the terms of the Agreement; or (ii) NB Management’s lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement.  The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

Section 11 of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a class of a series for the performance of the Agreement by the Registrant on behalf of such series, and neither the Shareholders, the Trustees nor any of the Registrant’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Section 14 of the Distribution and Services Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a class of a series for the performance of the Agreement by the Registrant on behalf of such series, and neither the Shareholders, the Trustees nor any of the Registrant’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.  The Registrant also maintains Directors and Officers Insurance.

Item 31.	Business and Other Connections of Investment Adviser and Sub-Adviser.

There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each executive officer of NB LLC, NBFI, or NBAIM is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME	BUSINESS AND OTHER CONNECTIONS
Andrew B. Allard General Counsel and Senior Vice President, NB Management
Senior Vice President, NB LLC; Deputy General Counsel, NB LLC; Anti-Money Laundering Compliance Officer and Chief Legal Officer, Neuberger Berman Income Funds; Anti-Money Laundering Compliance Officer and Chief Legal Officer, Neuberger Berman Equity Funds; Anti-Money Laundering Compliance Officer and Chief Legal Officer, Neuberger Berman Advisers Management Trust; Anti-Money Laundering Compliance Officer and Chief Legal Officer, Neuberger Berman Alternative Funds; Anti-Money Laundering Compliance Officer and Chief Legal Officer, Neuberger Berman Intermediate Municipal Fund Inc.; Anti-Money Laundering Compliance Officer and Chief Legal Officer, Neuberger Berman MLP Income Fund Inc.; Anti-Money Laundering Compliance Officer and Chief Legal Officer, Neuberger Berman New York Intermediate Municipal Fund Inc.; Anti-Money Laundering Compliance Officer and Chief Legal Officer, Neuberger Berman California Intermediate Municipal Fund Inc.; Anti-Money Laundering Compliance Officer and Chief Legal Officer, Neuberger Berman Real Estate Securities Income Fund Inc.; Anti-Money Laundering Compliance Officer and Chief Legal Officer, Neuberger Berman High Yield Strategies Fund Inc.

Joseph V. Amato Chief Investment Officer (Equities) and Managing Director, NB Management
Chief Executive Officer and President, Neuberger Berman Holdings LLC (including its predecessor, Neuberger Berman Inc.); President, Chief Executive Officer, NB LLC; Director and Managing Director of NBFI; Board member, NBFI; Trustee, Neuberger Berman Income Funds; Trustee, Neuberger Berman Equity Funds; Trustee, Neuberger Berman Advisers Management Trust; Trustee, Neuberger Berman Alternative Funds; Director, Neuberger Berman Intermediate Municipal Fund Inc.; Director, Neuberger Berman MLP Income Fund Inc.; Director, Neuberger Berman New York Intermediate Municipal Fund Inc.; Director, Neuberger Berman California Intermediate Municipal Fund Inc.; Director, Neuberger Berman Real Estate Securities Income Fund Inc.; Director, Neuberger Berman High Yield Strategies Fund Inc.; formerly, Global Head of Asset Management in the Investment Management Division, Lehman Brothers Holdings Inc., 2006-2009; formerly, Member of the Investment Management Division’s Executive Management Committee, Lehman Brothers Holdings Inc., 2006-2009.

Thanos Bardas Managing Director, NB Management	Managing Director, NBFI; Managing Director, NB LLC; Portfolio Manager.
John J. Barker Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Ann H. Benjamin Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBFI; Portfolio Manager.
Michael L. Bowyer Managing Director, NB Management	Managing Director, NB LLC; Associate Portfolio Manager.

NAME	BUSINESS AND OTHER CONNECTIONS
Claudia A. Brandon Senior Vice President and Assistant Secretary, NB Management
Senior Vice President, NB LLC; Executive Vice President and Secretary, Neuberger Berman Advisers Management Trust; Executive Vice President and Secretary, Neuberger Berman Alternative Funds; Executive Vice President and Secretary, Neuberger Berman Equity Funds; Executive Vice President and Secretary, Neuberger Berman Income Funds; Executive Vice President and Secretary, Neuberger Berman Intermediate Municipal Fund Inc.; Executive Vice President and Secretary, Neuberger Berman MLP Income Fund Inc.; Executive Vice President and Secretary, Neuberger Berman New York Intermediate Municipal Fund Inc.; Executive Vice President and Secretary, Neuberger Berman California Intermediate Municipal Fund Inc.; Executive Vice President and Secretary, Neuberger Berman Real Estate Securities Income Fund Inc.; Executive Vice President and Secretary, Neuberger Berman High Yield Strategies Fund Inc.

David M. Brown Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBFI; Portfolio Manager.
David H. Burshtan Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Stephen Casey Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBFI; Portfolio Manager.
Brad E. Cetron Chief Compliance Officer, Managing Director and Director of Compliance (Broker Dealer), NB Management	Chief Compliance Officer and Managing Director, NB LLC.
Robert Conti President and Chief Executive Officer, NB Management
Managing Director, NB LLC; Managing Director, NBFI; President, Chief Executive Officer and Trustee, Neuberger Berman Income Funds; President, Chief Executive Officer and Trustee, Neuberger Berman Equity Funds; President, Chief Executive Officer and Trustee, Neuberger Berman Advisers Management Trust; President, Chief Executive Officer and Trustee, Neuberger Berman Alternative Funds; President, Chief Executive Officer and Director, Neuberger Berman Intermediate Municipal Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman MLP Income Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman New York Intermediate Municipal Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman California Intermediate Municipal Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman Real Estate Securities Income Fund Inc.; President, Chief Executive Officer and Director, Neuberger Berman High Yield Strategies Fund Inc.

William R. Covode Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBFI; Portfolio Manager.
Timothy Creedon Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Robert W. D’Alelio Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.

NAME	BUSINESS AND OTHER CONNECTIONS
Alexandre Da Silva Senior Vice President, NB Management	Senior Vice President, NB LLC; Senior Vice President, NBFI; Portfolio Manager.
James Dempsey Chief Financial Officer, Treasurer and Senior Vice President, NB Management	Chief Financial Officer, Treasurer and Senior Vice President, NB LLC; Treasurer and Senior Vice President, NBFI
Rob Drijkoningen Managing Director, NB Management	Managing Director, NBFI; Managing Director, Neuberger Berman Europe Limited (“NBEL”); Portfolio Manager.
Ingrid Dyott Managing Director, NB Management	Managing Director, NB LLC; Associate Portfolio Manager; Portfolio Manager.
Michael Foster Senior Vice President, NB Management	Senior Vice President, NB LLC; Senior Vice President, NBFI; Portfolio Manager.
James Gartland Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Maxine L. Gerson Secretary and Managing Director, NB Management	Managing Director and Secretary, NB LLC; and Managing Director and Secretary, Neuberger Berman Holdings LLC.
Anthony Gleason Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Jennifer Gorgoll Managing Director, NB Management	Managing Director, NBFI; Portfolio Manager.
Richard Grau Senior Vice President, NB Management	Senior Vice President, NB LLC; Senior Vice President, NBFI; Portfolio Manager.
Michael C. Greene Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Ian Haas Senior Vice President, NB Management	Senior Vice President, NB LLC; Senior Vice President, NB Alternative Investment Management LLC (“NBAIM”); Portfolio Manager
William Hunter Senior Vice President, NB Management	Senior Vice President, NB LLC; Portfolio Manager.
Fred Ingham Managing Director, NB Management	Managing Director, NBAIM; Portfolio Manager.
James L. Iselin Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBFI; Portfolio Manager.

NAME	BUSINESS AND OTHER CONNECTIONS
Andrew A. Johnson Managing Director, NB Management	Managing Director, NB LLC; Managing Director and Board Member, NBFI; Portfolio Manager.
Brian Jones Senior Vice President, NB Management	Senior Vice President, NB LLC; Portfolio Manager.
Gerald Kaminsky Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Michael Kaminsky Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Charles Kantor Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBFI; Portfolio Manager.
Vera Kartseva Vice President, NB Management	Vice President, NBFI; Managing Director, NBEL; Portfolio Manager.
Hakan Kaya Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBFI; Portfolio Manager.
Brian Kerrane Chief Administrative Officer and Senior Vice President, NB Management
Vice President, Neuberger Berman Income Funds; Vice President, Neuberger Berman Equity Funds; Vice President, Neuberger Berman Advisers Management Trust; Vice President, Neuberger Berman Alternative Funds; Vice President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman MLP Income Fund Inc.; Vice President, Neuberger Berman New York Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman California Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman Real Estate Securities Income Fund Inc.; Vice President, Neuberger Berman High Yield Strategies Fund Inc.

David Kupperman Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBAIM; Portfolio Manager.
Sajjad S. Ladiwala Managing Director, NB Management	Managing Director, NB LLC; Associate Portfolio Manager.
Wai Lee Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBFI; Portfolio Manager.
David M. Levine Senior Vice President, NB Management	Senior Vice President, NB LLC; Portfolio Manager.
Richard S. Levine Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Raoul Luttik Managing Director, NB Management	Managing Director, NBFI; Managing Director, NBEL; Portfolio Manager.
Joseph Lynch Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBFI; Portfolio Manager.

NAME	BUSINESS AND OTHER CONNECTIONS
Jeff Majit Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBAIM; Portfolio Manager.
Thomas J. Marthaler Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBFI; Portfolio Manager.
James F. McAree Senior Vice President, NB Management	Senior Vice President, NB LLC; Portfolio Manager.
S. Blake Miller Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBFI; Portfolio Manager.
Arthur Moretti Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Richard S. Nackenson Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Benjamin H. Nahum Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Thomas P. O’Reilly Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBFI; Portfolio Manager.
Alexandra Pomeroy Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Nish Popat Managing Director, NB Management	Managing Director, NBFI; Managing Director, NBEL; Portfolio Manager.
Douglas A. Rachlin Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Brett S. Reiner Managing Director, NB Management	Managing Director, NB LLC; Associate Portfolio Manager.
Daniel D. Rosenblatt Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Conrad A. Saldanha Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Eli M. Salzmann Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Mindy Schwartzapfel Senior Vice President, NB Management	Senior Vice President, NB LLC; Portfolio Manager.
Benjamin E. Segal Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Saurin Shah Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.

NAME	BUSINESS AND OTHER CONNECTIONS
Steve S. Shigekawa Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Neil S. Siegel Managing Director, NB Management
Managing Director, NB LLC; Managing Director, NBFI; Vice President, Neuberger Berman Income Funds; Vice President, Neuberger Berman Equity Funds; Vice President, Neuberger Berman Advisers Management Trust; Vice President, Neuberger Berman Alternative Funds; Vice President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman MLP Income Fund Inc.; Vice President, Neuberger Berman New York Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman California Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman Real Estate Securities Income Fund Inc.; Vice President, Neuberger Berman High Yield Strategies Fund Inc.

Yves C. Siegel Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Amit Solomon Senior Vice President, NB Management	Senior Vice President, NB LLC; Portfolio Manager.
Thomas A. Sontag Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBFI; Portfolio Manager.
Mamundi Subhas Senior Vice President, NB Management	Senior Vice President, NB LLC; Portfolio Manager.
Mark D. Sullivan Senior Vice President, NB Management	Senior Vice President, NB LLC; Portfolio Manager.
Lihui Tang Managing Director, NB Management	Managing Director, NB Asia; Portfolio Manager.
Bradley C. Tank Chief Investment Officer (Fixed Income) and Managing Director, NB Management	Managing Director, NB LLC; Chief Executive Officer, Chairman and Managing Director, NBFI; Portfolio Manager.
Kenneth J. Turek Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Gorky Urquieta Managing Director, NB Management	Managing Director, NBFI; Portfolio Manager.
Judith M. Vale Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Bart Van der Made Managing Director, NB Management	Managing Director, NBFI; Managing Director, NBEL; Portfolio Manager.
Eric Weinstein Managing Director, NB Management	Managing Director, NB LLC; Managing Director, NBAIM; Portfolio Manager.

NAME	BUSINESS AND OTHER CONNECTIONS
Richard Werman Managing Director, NB Management	Managing Director, NB LLC; Portfolio Manager.
Chamaine Williams Chief Compliance Officer, Senior Vice President and Director of Compliance (Investment Adviser), NB Management
Chief Compliance Officer, Neuberger Berman Income Funds; Chief Compliance Officer, Neuberger Berman Equity Funds; Chief Compliance Officer, Neuberger Berman Advisers Management Trust; Chief Compliance Officer, Neuberger Berman Alternative Funds; Chief Compliance Officer, Neuberger Berman Intermediate Municipal Fund Inc.; Chief Compliance Officer, Neuberger Berman MLP Income Fund Inc.; Chief Compliance Officer, Neuberger Berman New York Intermediate Municipal Fund Inc.; Chief Compliance Officer, Neuberger Berman California Intermediate Municipal Fund Inc.; Chief Compliance Officer, Neuberger Berman Real Estate Securities Income Fund Inc.; Chief Compliance Officer, Neuberger Berman High Yield Strategies Fund Inc.

Yulin (Frank) Yao Managing Director, NB Management	Managing Director, NB Asia; Portfolio Manager.
Ping Zhou Senior Vice President, NB Management	Senior Vice President, NB LLC; Senior Vice President, NBFI; Portfolio Manager.

The principal address of NB Management, NB LLC, NBAIM and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158. The principal address of NBFI is 190 LaSalle Street, Chicago, Illinois 60603.

Information as to the directors and officers of NBFI, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of NBFI in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-61757) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of NB LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of NB LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-3908) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of NBAIM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of NBAIM in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-60730) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Cramer Rosenthal McGlynn, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Cramer Rosenthal McGlynn, LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-55244) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of GAMCO Asset Management, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of GAMCO Investors, Inc. in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-14132) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Good Hill Partners LP, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Good Hill Partners LP in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-70244) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Lazard Asset Management LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Lazard Asset Management LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-61701) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Levin Capital Strategies, LP, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Levin Capital Strategies, LP in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-65045) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Loeb Arbitrage Management LP, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Loeb Arbitrage Management LP in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-39572) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of MacKay Shields LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of MacKay Shields LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-5594) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of SLS Management, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of SLS Management, LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-78229) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Sound Point Capital Management, L.P., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Sound Point Capital Management, L.P. in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-72515) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Turner Investments, L.P., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Turner Investments, L.P. in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-36220) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Visium Asset Management, LP, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Visium Asset Management, LP in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-72280) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Item 32.	Principal Underwriters.

(a)  NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

Neuberger Berman Advisers Management Trust

Neuberger Berman Equity Funds

Neuberger Berman Income Funds

(b)           Set forth below is information concerning the directors and officers of the Registrant’s principal underwriter.  The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant’s principal underwriter.
NAME	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT
Andrew B. Allard	General Counsel and Senior Vice President	Anti-Money Laundering Compliance Officer and Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes – Oxley Act of 2002)
Joseph V. Amato	Chief Investment Officer (Equities) and Managing Director	Trustee
Thanos Bardas	Managing Director	None
John J. Barker	Managing Director	None
Ann H. Benjamin	Managing Director	None
Michael L. Bowyer	Managing Director	None
Claudia A. Brandon	Senior Vice President and Assistant Secretary	Executive Vice President and Secretary
David M. Brown	Managing Director	None
David H. Burshtan	Managing Director	None
Stephen Casey	Managing Director	None
Brad E. Cetron	Chief Compliance Officer, Managing Director and Director of Compliance (Broker Dealer)	None
Robert Conti	President and Chief Executive Officer	President, Chief Executive Officer and Trustee
William R. Covode	Managing Director	None
Timothy Creedon	Managing Director	None
Robert W. D’Alelio	Managing Director	None
Alexandre Da Silva	Senior Vice President	None
James Dempsey	Chief Financial Officer, Treasurer and Senior Vice President	None
Rob Drijkoningen	Managing Director	None
Ingrid Dyott	Managing Director	None
Michael Foster	Senior Vice President	None
James Gartland	Managing Director	None
Maxine L. Gerson	Secretary and Managing Director	None
Anthony Gleason	Managing Director	None
Jennifer Gorgoll	Managing Director	None
Richard Grau	Senior Vice President	None
Michael C. Greene	Managing Director	None
Ian Haas	Senior Vice President	None
William Hunter	Senior Vice President	None
Fred Ingham	Managing Director	None
James L. Iselin	Managing Director	None
Andrew A. Johnson	Managing Director	None
Brian Jones	Senior Vice President	None
Gerald Kaminsky	Managing Director	None

NAME	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT
Michael Kaminsky	Managing Director	None
Charles Kantor	Managing Director	None
Vera Kartseva	Vice President	None
Hakan Kaya	Managing Director	None
Brian Kerrane	Chief Administrative Officer and Senior Vice President	Vice President
David Kupperman	Managing Director	None
Sajjad S. Ladiwala	Managing Director	None
Wai Lee	Managing Director	None
David M. Levine	Senior Vice President	None
Richard S. Levine	Managing Director	None
Raoul Luttik	Managing Director	None
Joseph Lynch	Managing Director	None
Jeff Majit	Managing Director	None
Thomas J. Marthaler	Managing Director	None
James F. McAree	Senior Vice President	None
S. Blake Miller	Managing Director	None
Arthur Moretti	Managing Director	None
Richard S. Nackenson	Managing Director	None
Benjamin H. Nahum	Managing Director	None
Thomas P. O’Reilly	Managing Director	None
Alexandra Pomeroy	Managing Director	None
Nish Popat	Managing Director	None
Douglas A. Rachlin	Managing Director	None
Brett S. Reiner	Managing Director	None
Daniel D. Rosenblatt	Managing Director	None
Conrad A. Saldanha	Managing Director	None
Eli M. Salzmann	Managing Director	None
Mindy Schwartzapfel	Senior Vice President	None
Benjamin E. Segal	Managing Director	None
Saurin Shah	Managing Director	None
Steve S. Shigekawa	Managing Director	None
Neil S. Siegel	Managing Director	Vice President
Yves C. Siegel	Managing Director	None
Amit Solomon	Senior Vice President	None
Thomas A. Sontag	Managing Director	None
Mamundi Subhas	Senior Vice President	None
Mark D. Sullivan	Senior Vice President	None
Lihui Tang	Managing Director	None
Bradley C. Tank	Chief Investment Officer (Fixed Income) and Managing Director	None
Kenneth J. Turek	Managing Director	None
Gorky Urquieta	Managing Director	None
Judith M. Vale	Managing Director	None

NAME	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT
Bart Van der Made	Managing Director	None
Eric Weinstein	Managing Director	None
Richard Werman	Managing Director	None
Chamaine Williams	Chief Compliance Officer, Senior Vice President and Director of Compliance (Investment Adviser)	Chief Compliance Officer
Yulin (Frank) Yao	Managing Director	None
Ping Zhou	Senior Vice President	None

(c)           No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 33.	Location of Accounts and Records.

All accounts, books and other documents, except for the Registrant’s Trust Instrument and By-Laws, minutes of meetings of the Registrant’s Trustees and shareholders and the Registrant’s policies and contracts, required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of the Funds’ transfer agent and, except for the Neuberger Berman Absolute Return Multi-Manager Fund, the Funds’ custodian, State Street Bank and Trust Company, 2 Avenue de Lafayette, Boston, Massachusetts 02111, and, with respect to Neuberger Berman Absolute Return Multi-Manager Fund, are maintained at the offices of the Fund’s custodian, JP Morgan Chase Bank, N.A., 14201 Dallas Parkway, Dallas, TX 75254, and the Fund’s subadvisers at their respective locations shown in the Statement of Additional Information.

The Registrant’s Trust Instrument and By-Laws, minutes of meetings of the Registrant’s Trustees and shareholders and the Registrant’s policies and contracts, are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158-0180.

Item 34.	Management Services.

Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 35.	Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 20th day of December, 2013.

NEUBERGER BERMAN ALTERNATIVE FUNDS
By:	/s/ Robert Conti
Name:	Robert Conti
Title:	President and Chief Executive Officer
Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 32 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert Conti	President, Chief Executive Officer and Trustee	December 20, 2013
Robert Conti
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	December 20, 2013
John M. McGovern
Joseph V. Amato	Trustee	December 20, 2013
Joseph V. Amato*
/s/ Faith Colish	Trustee	December 20, 2013
Faith Colish*
/s/ Martha C. Goss	Trustee	December 20, 2013
Martha C. Goss*
/s/ Michael M. Knetter	Trustee	December 20, 2013
Michael M. Knetter*
/s/ Howard A. Mileaf	Trustee	December 20, 2013
Howard A. Mileaf*
/s/ George W. Morriss	Trustee	December 20, 2013
George W. Morriss*
/s/ Tom D. Seip	Chairman of the Board and Trustee	December 20, 2013
Tom D. Seip*
/s/ Candace L. Straight	Trustee	December 20, 2013
Candace L. Straight*
/s/ Peter P. Trapp	Trustee	December 20, 2013
Peter P. Trapp*

*Signatures affixed by Franklin H. Na on December 20, 2013, pursuant to a power of attorney filed with Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715, on October 4, 2013.

SIGNATURES

Neuberger Cayman Commodity Fund I Ltd. has duly caused this Amendment to the Registration Statement for Neuberger Berman Risk Balanced Commodity Strategy Fund, a series of Neuberger Berman Alternative Funds, with respect only to information that specifically relates to Neuberger Cayman Commodity Fund I Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 23rd day of December, 2013.

NEUBERGER CAYMAN COMMODITY FUND I LTD.
By:	/s/ Robert Conti
Name:	Robert Conti
Title:	Director

This Registration Statement of Neuberger Berman Risk Balanced Commodity Strategy Fund, a series of Neuberger Berman Alternative Funds, with respect only to information that specifically relates Neuberger Cayman Commodity Fund I Ltd., has been signed by the following persons in the capacities on the dates indicated.

Signature	Title	Date
/s/ Robert Conti	Director, Neuberger Cayman Commodity Fund I Ltd.	December 23, 2013
Robert Conti
/s/ George W. Morriss	Director, Neuberger Cayman Commodity Fund I Ltd.	December 23, 2013
George W. Morriss*
*Signatures affixed by Arthur C. Delibert on December 23, 2013 pursuant to a power of attorney filed with Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715 on August 12, 2012.